                                                    Registration No. 333-165395
                                                     Registration No. 811-07659

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                         REGISTRATION STATEMENT
                                  UNDER
                        THE SECURITIES ACT OF 1933      [_]
                       PRE-EFFECTIVE AMENDMENT NO.      [_]
                     POST-EFFECTIVE AMENDMENT NO. 10    [X]
                                  AND/OR
                          REGISTRATION STATEMENT
                                  UNDER
                    THE INVESTMENT COMPANY ACT OF 1940  [_]
                            AMENDMENT NO. 331           [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                            SEPARATE ACCOUNT NO. 49
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  DODIE KENT
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                           901 NEW YORK AVENUE, N.W.
                            WASHINGTON, D.C. 20001

                               -----------------

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):

    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [X]On August 1, 2014 pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

================================================================================

                               EXPLANATORY NOTE:

This Post-Effective Amendment No. 10 ("PEA") to the Form N-4 Registration Statement No. 333-165395 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account No. 49 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectus and Statement of Additional Information which is hereby incorporated by reference. Part C has also been updated pursuant to the requirements of Form N-4. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

Structured Capital Strategies(R)

A variable and index-linked deferred annuity contract


PROSPECTUS DATED AUGUST 1, 2014


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

--------------------------------------------------------------------------------

WHAT IS STRUCTURED CAPITAL STRATEGIES(R)?

Structured Capital Strategies(R) is a variable and index-linked deferred annuity contract issued by AXA EQUITABLE LIFE INSURANCE COMPANY. The series consists of Structured Capital Strategies(R) Series B ("Series B"), Structured Capital Strategies(R) Series C ("Series C") and Structured Capital Strategies(R) Series ADV ("Series ADV"). The contracts provide for the accumulation of retirement savings. The contract also offers a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, in one or more of the Segments comprising the Structured Investment Option or in our Dollar Cap Averaging Program. See "Definition of key terms" later in this Prospectus for a more detailed explanation of terms associated with the Structured Investment Option.

This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this Prospectus is current as of the date of this Prospectus. If certain material provisions under the contract are changed after the date of this Prospectus in accordance with the contract, those changes will be described in a supplement to this Prospectus. You should carefully read this Prospectus in conjunction with any applicable supplements. The contract should also be read carefully.

The contract may not currently be available in all states. In addition, certain features described in this Prospectus may vary in your state. Not all indices are available in all states. For a state-by-state description of all material variations to this contract, see "Appendix II" later in this Prospectus. We can refuse to accept any application or contribution from you at any time, including after you purchase the contract.

WE RESERVE THE RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS INTO CERTAIN INVESTMENT OPTIONS, INCLUDING ANY OR ALL OF THE SEGMENTS COMPRISING THE STRUCTURED INVESTMENT OPTION. IF WE EXERCISE THIS RIGHT, YOUR ABILITY TO INVEST IN YOUR CONTRACT, INCREASE YOUR CONTRACT VALUE AND, CONSEQUENTLY, INCREASE YOUR DEATH BENEFIT WILL BE LIMITED.

--------------------------------------------------------------------------------
PLEASE REFER TO PAGE 14 OF THIS PROSPECTUS FOR A DISCUSSION OF RISK FACTORS.
--------------------------------------------------------------------------------

Our variable investment options are subaccounts offered through Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio ("portfolio") of the EQ Advisors Trust (the "Trust"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio. Below is a complete list of the variable investment options:

------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS
------------------------------------------------------------
EQ/Core Bond Index   EQ/Equity 500 Index   EQ/Money Market
------------------------------------------------------------

We also offer our Structured Investment Option, which permits you to invest in one or more segments, each of which provides performance tied to the performance of a securities or commodities index for a set period (1 year, 3 years or 5 years). The Structured Investment Option does not involve an investment in any underlying portfolio. Instead, it is an obligation of AXA Equitable Life Insurance Company. Unlike an index fund, the Structured Investment Option provides a return at segment maturity designed to provide a combination of protection against certain decreases in the index and a limitation on participation in certain increases in the index. The extent of the downside protection at segment maturity varies by segment, ranging from the first 10%, 15%, 20%, 25% or 30% of loss. THERE IS A RISK OF A SUBSTANTIAL LOSS OF YOUR PRINCIPAL BECAUSE YOU AGREE TO ABSORB ALL LOSSES TO THE EXTENT THEY EXCEED THE PROTECTION PROVIDED BY THE STRUCTURED INVESTMENT OPTION AT SEGMENT MATURITY. IF YOU WOULD LIKE A GUARANTEE OF PRINCIPAL, WE OFFER OTHER PRODUCTS THAT PROVIDE SUCH GUARANTEES.

The total amount earned on an investment in a segment of the Structured Investment Option is only applied at segment maturity. If you take a withdrawal from a segment on any date prior to segment maturity, we calculate the interim value of the segment as described in "Appendix III -- Segment Interim Value." This amount may be less than the amount invested and may be less than the amount you would receive had you held the investment until segment maturity. The Segment Interim Value will generally be negatively affected by increases in the expected volatility of index prices, interest rate increases, and by poor market performance. All other factors being equal, the Segment Interim Value would be lower the earlier a withdrawal or surrender is made during a Segment. Also, participation in upside performance for early withdrawals is pro-rated based on the period those amounts were invested in a Segment. This means you participate to a lesser extent in upside performance the earlier you take a withdrawal.

We currently offer the Structured Investment Option using the following indices:

-----------------------------------------------------------------------------------------------
 INDICES
-----------------------------------------------------------------------------------------------
.. S&P 500 Price Return Index                    . Financial Select Sector SPDR Fund

.. Russell 2000(R) Price Return Index            . iShares(R) Dow Jones U.S. Real Estate Index
                                                  Fund
.. NASDAQ-100 Price Return Index
                                                . London Gold Market Fixing Ltd PM Fix
.. MSCI EAFE Price Return Index                    Price/USD (the "Gold Index")

.. MSCI Emerging Markets Price Return Index      . NYMEX West Texas Intermediate Crude Oil
                                                  Generic Front-Month Futures (the "Oil Index")
-----------------------------------------------------------------------------------------------

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                                            SCS
                                                                        #691670

TYPES OF CONTRACTS. We offer the contracts for use as:

..   A nonqualified annuity ("NQ") for after-tax contributions only.

..   An individual retirement annuity ("IRA"), either traditional IRA or Roth
    IRA.

..   An annuity that is an investment vehicle for a qualified plan ("QP")
    (whether defined contribution or defined benefit; transfer contributions only).

A minimum contribution of $25,000 is required to purchase a contract.

You can purchase this contract in one of three ways: (i) as a Series B contract, which has withdrawal charges, (ii) as a Series C contract, which has no withdrawal charges, or (iii) as a Series ADV contract, if you are a participant in an account established under a fee-based program sponsored by a registered investment adviser that we accept, which has no withdrawal charges.

The principal underwriters of the contract are AXA Advisors, LLC and AXA Distributors, LLC. The offering of the contract is intended to be continuous.

Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2014, is a part of the registration statement filed on Form N-4. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI is incorporated by this reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.

Contents of this Prospectus

--------------------------------------------------------------------------------


       Who is AXA Equitable?                                          5
       Definitions of key terms                                       6
       Structured Capital Strategies(R) at a glance -- key features   8


       -----------------------------------------------------------------
       FEE TABLE                                                     11
       -----------------------------------------------------------------

       Examples                                                      12
       Condensed financial information                               13


       -----------------------------------------------------------------
       1.RISK FACTORS                                                14
       -----------------------------------------------------------------


       -----------------------------------------------------------------
       2. HOW TO REACH US                                            17
       -----------------------------------------------------------------


       -----------------------------------------------------------------
       3.CONTRACT FEATURES AND BENEFITS                              19
       -----------------------------------------------------------------
       How you can purchase and contribute to your contract          19
       Owner and annuitant requirements                              22
       How you can make your contributions                           22
       Allocating your contributions                                 23
       What are your investment options under the contract?          23
       Portfolios of the Trust                                       24
       Structured Investment Option                                  25
       Dollar Cap Averaging Program                                  33
       Pre-Packaged Segment Selection                                34
       Your right to cancel within a certain number of days          34


       -----------------------------------------------------------------
       4.DETERMINING YOUR CONTRACT'S VALUE                           36
       -----------------------------------------------------------------
       Your account value and cash value                             36
       Your contract's value in the variable investment options and
         Segment Type Holding Accounts                               36
       Your contract's value in the Structured Investment Option     36


       -----------------------------------------------------------------
       5.TRANSFERRING YOUR MONEY AMONG INVESTMENT
         OPTIONS                                                     38
       -----------------------------------------------------------------
       Transferring your account value                               38
       Disruptive transfer activity                                  38


-------------
"We," "our," and "us" refer to AXA Equitable.
When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner. When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

                          CONTENTS OF THIS PROSPECTUS

        ---------------------------------------------------------------
        6.ACCESSING YOUR MONEY                                      40
        ---------------------------------------------------------------
        Withdrawing your account value                              40
        How withdrawals are taken from your account value           41
        Surrendering your contract to receive its cash value        41
        Withdrawals treated as surrenders                           41
        When to expect payments                                     41
        Your annuity payout options                                 41


        ---------------------------------------------------------------
        7.CHARGES AND EXPENSES                                      44
        ---------------------------------------------------------------
        Charges that AXA Equitable deducts                          44
        Charges under the contracts                                 44
        Charges that the Trust deducts                              46
        Group or sponsored arrangements                             46
        Other distribution arrangements                             46


        ---------------------------------------------------------------
        8.PAYMENT OF DEATH BENEFIT                                  47
        ---------------------------------------------------------------
        Your beneficiary and payment of benefit                     47
        Beneficiary continuation option                             48


        ---------------------------------------------------------------
        9.TAX INFORMATION                                           51
        ---------------------------------------------------------------
        Overview                                                    51
        Buying a contract to fund a retirement arrangement          51
        Transfers among investment options                          51
        Taxation of nonqualified annuities                          51
        Individual retirement arrangements ("IRAs")                 53
        Roth individual retirement annuities ("Roth IRAs")          58
        Federal and state income tax withholding and information
          reporting                                                 61
        Impact of taxes to AXA Equitable                            61


        ---------------------------------------------------------------
        10.MORE INFORMATION                                         62
        ---------------------------------------------------------------
        About Separate Account No. 49                               62
        About Separate Account No. 68                               62
        About the Trust                                             62
        About the general account                                   63
        About other methods of payment                              63
        Dates and prices at which contract events occur             63
        About your voting rights                                    64
        Statutory compliance                                        64
        About legal proceedings                                     64
        Financial statements                                        64
        Transfers of ownership, collateral assignments, loans, and
          borrowing                                                 65
        About Custodial IRAs                                        65
        Distribution of the contracts                               65

                  --------------------------------------------------------------------------
                  11.INCORPORATION OF CERTAIN DOCUMENTS
                     BY REFERENCE                                                       68
                  --------------------------------------------------------------------------

        ----------------------------------------------------------------
        APPENDICES
        ----------------------------------------------------------------
          I  --  Condensed financial information                     I-1
         II  --  State contract availability and/or variations of
                   certain features and benefits                    II-1
        III  --  Segment Interim Value                             III-1
         IV  --  Index Publishers                                   IV-1
          V  --  Segment Maturity Date and Segment Start Date
                   examples                                          V-1
         VI  --  Purchase considerations for defined benefit and
                   defined contribution plans                       VI-1


        ----------------------------------------------------------------
        STATEMENT OF ADDITIONAL INFORMATION
          Table of contents
        ----------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

Who is AXA Equitable?

--------------------------------------------------------------------------------


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $552.3 billion in assets as of December 31, 2013. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

Definitions of key terms


--------------------------------------------------------------------------------

ACCOUNT VALUE -- Your "account value" is the total of: (i) the values you have in the variable investment options, (ii) the values you have in the Segment Type Holding Accounts and (iii) your Segment Interim Values.

ANNUITANT -- The "annuitant" is the person who is the measuring life for determining the contract's maturity date. The annuitant is not necessarily the contract owner. Where the owner of a contract is non-natural, the annuitant is the measuring life for determining contract benefits.

BUSINESS DAY -- Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). If the Securities and Exchange Commission determines the existence of emergency conditions on any day, and consequently, the NYSE does not open, then that day is not a business day.

CASH VALUE -- At any time before annuity payments begin, your contract's cash value is equal to the account value less any applicable withdrawal charges.

CHOICE COST -- a charge applicable to investments in Choice Segments only. The Choice cost is an amount equal to 1% of the Segment Investment on the Segment Start Date for each year of the Segment Duration. On the Segment Maturity Date, we deduct the Choice cost from the Index Performance Rate of a Choice Segment, but only if the Index Performance Rate is positive for that Segment. Additionally, when we calculate the Segment Rate of Return, if the Index Performance Rate is positive for a Choice Segment but less than the applicable Choice cost, the amount of the Choice cost deducted will be the maximum amount that will not cause the Segment Maturity Value to be less than the Segment Investment. The Segment Interim Value for a Choice Segment will reflect application of a portion of the Choice cost.

CHOICE SEGMENT -- any Segment belonging to a Segment Type whose name begins with "Choice". Where a Standard Segment and a Choice Segment are associated with the same Index, the Choice Segment will typically have a higher Performance Cap Rate and/or a different Segment Buffer. Unlike Standard Segments, Choice Segments are subject to application of the Choice cost.

CONTRACT DATE -- The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract.

CONTRACT DATE ANNIVERSARY -- The end of each 12 month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is April 30.

CONTRACT YEAR -- The 12 month period beginning on your contract date and each 12 month period after that date is a "contract year."

DOLLAR CAP AVERAGING PROGRAM -- Our Dollar Cap Averaging Program allows for the systematic transfer of amounts in the dollar cap averaging account into the Segment Type Holding Accounts.

INDEX -- An Index is used to determine the Segment Rate of Return for a Segment. We currently offer Segment Types based on the performance of (1) securities indices, (2) commodities indices and (3) exchange-traded funds. Throughout this Prospectus, we refer to these indices and exchange-traded funds using the term "Index" or, collectively, "Indices." In the future, we may offer Segment Types based on other types of Indices.

INDEX PERFORMANCE RATE -- For a Segment, the percentage change in the value of the related Index from the Segment Start Date to the Segment Maturity Date. The Index Performance Rate may be positive or negative.

IRA -- Individual retirement annuity contract, either traditional IRA or Roth IRA (may also refer to an individual retirement account or an individual retirement arrangement).

IRS -- Internal Revenue Service

NQ CONTRACT -- Nonqualified contract.

OWNER -- The "owner" is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits.

PERFORMANCE CAP RATE -- The highest Segment Rate of Return that can be credited on a Segment Maturity Date. The Performance Cap Rate is not an annual rate of return.

PERFORMANCE CAP THRESHOLD -- A minimum rate you may specify as a participation requirement that the Performance Cap Rate for a new Segment must equal or exceed in order for amounts to be transferred from a Segment Type Holding Account into a new Segment.

QP CONTRACT -- An annuity contract that is an investment vehicle for a qualified plan.

SAI -- Statement of Additional Information.

SEC -- Securities and Exchange Commission.

SEGMENT -- An investment option we establish with the Index, Segment Duration and Segment Buffer of a specific Segment Type, and for which we also specify a Segment Maturity Date and Performance Cap Rate. We currently offer Standard Segments and Choice Segments.

SEGMENT BUFFER -- The portion of any negative Index Performance Rate that we absorb on a Segment Maturity Date for a particular Segment. Any percentage decline in a Segment's Index Performance Rate in excess of the Segment Buffer reduces your Segment Maturity Value. We currently offer Segment Buffers of -10%, -20% and -30% for Standard Segments and -10%, -15% and -25% for Choice Segments.

SEGMENT BUSINESS DAY -- A business day that all Indices underlying available Segments are scheduled to be open and to publish prices. A scheduled holiday for any one Index disqualifies that day from being scheduled as a Segment Business Day for all Segments. We use Segment Business Days in this manner so that, based on published holiday schedules, we mature all Segments on the same day and start all new Segments on a subsequent day. This design, among other things, facilitates the roll over of maturing Segment Investments into new Segments. It is possible that due to emergency conditions, an Index cannot provide a price on a day that was scheduled to be a

      DEFINITIONS OF KEY TERMS

Segment Business Day. These unforeseen events can have two results. (1) If the NYSE experiences an emergency close and cannot publish a price, we cannot mature or start any Segments for any Index. (2) If any Index other than the NYSE experiences an emergency close and cannot publish a price, we will mature or start Segments for all unaffected Indices.

SEGMENT DURATION -- The period from the Segment Start Date to the Segment Maturity Date. We currently offer Segment Durations of 1 year, 3 years or 5 years.

SEGMENT INTERIM VALUE -- The value of your investment in a Segment prior to the Segment Maturity Date.

SEGMENT INVESTMENT -- The amount transferred to a Segment on its Segment Start Date, as adjusted for any withdrawals from that Segment.

SEGMENT MATURITY DATE -- The Segment Business Day on which a Segment ends. This is generally the first Segment Business Day occurring after the 13th of the same month as the Segment Start Date in the calendar year in which the Segment Duration ends.

SEGMENT MATURITY DATE REQUIREMENT -- You will not be permitted to invest in a Segment if the Segment Maturity Date is later than your contract maturity date.

SEGMENT MATURITY VALUE -- The value of your investment in a Segment on the Segment Maturity Date.

SEGMENT PARTICIPATION REQUIREMENTS -- The requirements that must be met before we transfer amounts from a Segment Type Holding Account to a new Segment on a Segment Start Date.

SEGMENT RATE OF RETURN -- The rate of return earned by a Segment as calculated on the Segment Maturity Date. The Segment Rate of Return is calculated differently for Standard Segments and Choice Segments.

..   FOR STANDARD SEGMENTS: If the Index Performance Rate is positive, then the
    Segment Rate of Return is a rate equal to the Index Performance Rate, but not more than the Performance Cap Rate. If the Index Performance Rate is negative, but declines by a percentage less than or equal to the Segment Buffer, then the Segment Rate of Return is 0%. If the Index Performance Rate is negative, and declines by more than the Segment Buffer, then the Segment Rate of Return is negative, but will not reflect the first -10%, -20% or -30% of downside performance, depending on the Segment Buffer applicable to that Segment.

..   FOR CHOICE SEGMENTS. If the Index Performance Rate is equal to or exceeds the Performance Cap Rate, then the Segment Rate of Return is a rate equal to the Performance Cap Rate MINUS the Choice cost. If the Index Performance Rate is positive but less than the Performance Cap Rate, then the Segment Rate of Return is a rate equal to the greater of (a) the Index Performance Rate minus the Choice Cost and (b) zero. If the Index Performance Rate is negative, but declines by a percentage less than or equal to the Segment Buffer, then the Segment Rate of Return is zero. If the Index Performance Rate is negative, and declines by more than the Segment Buffer, then the Segment Rate of Return is negative, but will not reflect the first -10%, -15% or -25% of downside performance, depending on the Segment Buffer applicable to that Segment.

SEGMENT RETURN AMOUNT -- Equals the Segment Investment multiplied by the Segment Rate of Return.

SEGMENT START DATE -- The Segment Business Day on which a new Segment is established. This is generally the second Segment Business Day occurring after the 13th of each month.

SEGMENT TYPE -- Comprises all Standard Segments or Choice Segments having the same Index, Segment Duration and Segment Buffer. Each Segment Type has a corresponding Segment Type Holding Account.

SEGMENT TYPE HOLDING ACCOUNT -- An account that holds all contributions and transfers allocated to a Segment Type pending investment in a Segment. There is a Segment Type Holding Account for each Segment Type. The Segment Type Holding Accounts are part of the EQ/Money Market variable investment option.

STANDARD SEGMENT -- any Segment that is not a Choice Segment.

STRUCTURED INVESTMENT OPTION -- An investment option that permits you to invest in various Segments, each tied to the performance of an Index, and participate in the performance of that Index.

                           DEFINITIONS OF KEY TERMS

Structured Capital Strategies(R) at a glance -- key features

--------------------------------------------------------------------------------

THREE CONTRACT SERIES        This Prospectus describes three contract series of
                             Structured Capital Strategies(R) -- Series B, Series C and
                             Series ADV. Series B contracts are subject to a withdrawal charge schedule, while the Series C and Series ADV
                             contracts are not subject to a withdrawal charge schedule.
                             Series ADV contracts can only be purchased through an
                             account established under a fee-based program offered by a registered investment adviser. The fees and expenses of
                             your fee-based program are separate from and in addition to the fees and expenses of the contract and generally provide for various advisory and other services. We do not create
                             or approve these fee-based programs, which are the sole
                             responsibility of the registered investment adviser that
                             maintains them.

                             Each series provides for the accumulation of retirement
                             savings and income, and provides for the payment of account value to your beneficiary upon death, and offers various
                             payout options.

                             Each series has a different charge structure. For details, please see the "Fee table" and "Charges and expenses"
                             sections later in this Prospectus.

                             Throughout the Prospectus, any differences in the series
                             are identified. Also see "Definition of key terms" earlier in this Prospectus for a more detailed explanation of terms associated with the Structured Investment Option.

                             You should work with your financial professional to decide which series of the contract may be appropriate for you
                             based on a thorough analysis of your particular insurance
                             needs, financial objectives, investment goals, time
                             horizons and risk tolerance.

                             Before you purchase a Series C contract, you should be
                             aware that you will pay higher Separate account annual
                             expenses than if you purchase a Series B or Series ADV
                             contract. If you plan to hold your Series C contract for an extended period of time or invest in segment durations of 5 years, you may be better off in a Series B or Series ADV
                             contract. You should consider this possibility before
                             purchasing the contract.

                             Not all contract series may be available in your state.
                             Please see "Appendix II: State contract availability and/or variations of certain features and benefits" later in this prospectus.
-----------------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTIONS  Structured Capital Strategies(R) variable investment options invest in portfolios sub-advised by professional
                             investment advisers. The contract currently offers three
                             variable investment options. Depending upon the performance of the variable investment options, you could lose money by investing in one or more variable investment options.
-----------------------------------------------------------------------------------------
STRUCTURED INVESTMENT        See "Definition of key terms" on the prior page and
OPTION                       "Contract features and benefits" later in this Prospectus
                             for more detailed explanations of terms associated with the
                             Structured Investment Option.
                             ------------------------------------------------------------
                             .   We currently offer a total of 27 Standard and Choice
                                 Segment Types, of which 25 are offered under Series B
                                 contracts and 21 are offered under Series C and Series
                                 ADV contracts.
                             .   Investments in Segments are not investments in
                                 underlying mutual funds; Segments are not "index
                                 funds." Each Segment Type offers an opportunity to
                                 invest in a Segment that is tied to the performance of
                                 a Securities or Commodities Index or exchange-trade
                                 fund. Throughout this Prospectus, we refer to these
                                 indices and exchange-traded funds using the term
                                 "Index" or, collectively, "Indices." You participate in
                                 the performance of that Index by investing in the
                                 Segment. You do not participate in the investment
                                 results of any assets we hold in relation to the
                                 Segments. We hold assets in a "non-unitized" separate
                                 account we have established under the New York
                                 Insurance Law to support our obligations under the
                                 Structured Investment Option. We calculate the results
                                 of an investment in a Segment pursuant to one or more
                                 formulas described later in this Prospectus. Depending
                                 upon the performance of the Indices, you could lose
                                 money by investing in one or more Segments.
                             .   The return on an investment in a Choice Segment is
                                 subject to application of the Choice cost.
                             .   An "Index" is used to determine the Segment Rate of
                                 Return for a Segment. We currently offer Segment Types
                                 based on the performance of (1) securities indices, (2)
                                 commodities indices and (3) exchange-traded funds.
                                 Throughout this Prospectus, we refer to these indices
                                 and exchange-traded funds using the term "Index" or,
                                 collectively, "Indices." In the future, we may offer
                                 Segment Types based on other types of Indices. The
                                 Indices are as follows:
                                -- S&P 500 Price Return Index;
                                -- Russell 2000(R) Price Return Index;
                                -- NASDAQ-100 Price Return Index;
                                -- MSCI EAFE Price Return Index;
                                -- MSCI Emerging Markets Price Return Index;
                                -- Financial Select Sector SPDR Fund;
                                -- iShares(R) Dow Jones U.S. Real Estate Index Fund;
                                -- London Gold Market Fixing Ltd PM Fix Price /USD (the
                                   "Gold Index"); and
-----------------------------------------------------------------------------------------

         STRUCTURED CAPITAL STRATEGIES(R) AT A GLANCE -- KEY FEATURES

-----------------------------------------------------------------------------------
STRUCTURED INVESTMENT     -- NYMEX West Texas Intermediate Crude Oil Generic
OPTION (CONTINUED)           Front-Month Futures (the "Oil Index").
                         .   The Segment Return Amount (which equals the Segment
                             Investment multiplied by the Segment Rate of Return)
                             will only be applied on the Segment Maturity Date.
                       .   The Segment Rate of Return could be positive, zero, or
                           negative. THERE IS A RISK OF A SUBSTANTIAL LOSS OF YOUR
                           PRINCIPAL BECAUSE YOU AGREE TO ABSORB ALL LOSSES TO THE
                           EXTENT THEY EXCEED THE APPLICABLE SEGMENT BUFFER.
                       .   On any date prior to segment maturity, we calculate the
                           Segment Interim Value for each Segment as described in
                           "Appendix III -- Segment Interim Value". This amount
                           may be less than the amount invested and may be less
                           than the amount you would receive had you held the
                           investment until segment maturity. For Choice Segments,
                           the Segment Interim Value will also reflect application
                           of a portion of the Choice cost. The Segment Interim
                           Value will generally be negatively affected by
                           increases in the expected volatility of index prices,
                           interest rate increases, and by poor market
                           performance. All other factors being equal, the Segment
                           Interim Value would be lower the earlier a withdrawal
                           or surrender is made during a Segment. Also,
                           participation in upside performance for early
                           withdrawals is pro-rated based on the period those
                           amounts were invested in a Segment. This means you
                           participate to a lesser extent in upside performance
                           the earlier you take a withdrawal.
                       .   BOTH THE PERFORMANCE CAP RATE AND THE SEGMENT BUFFER
                           ARE RATES OF RETURN FROM THE SEGMENT START DATE TO THE
                           SEGMENT MATURITY DATE, NOT ANNUAL RATES OF RETURN, EVEN
                           IF THE SEGMENT DURATION IS LONGER THAN ONE YEAR.
                           THEREFORE YOUR PERFORMANCE CAP THRESHOLD IS ALSO NOT AN
                           ANNUAL RATE, AS IT IS BASED ON THE SEGMENT DURATION.
                       .   THE HIGHEST LEVEL OF PROTECTION ON A SEGMENT MATURITY
                           DATE IS THE -30% SEGMENT BUFFER AND LOWEST LEVEL OF
                           PROTECTION IS THE -10% SEGMENT BUFFER.
                       .   THIS PRODUCT GENERALLY OFFERS GREATER UPSIDE POTENTIAL,
                           BUT LESS DOWNSIDE PROTECTION, ON A SEGMENT MATURITY
                           DATE THAN FIXED INDEXED ANNUITIES, WHICH PROVIDE A
                           GUARANTEED MINIMUM RETURN.
-----------------------------------------------------------------------------------

TAX CONSIDERATIONS  .   On earnings inside the     No tax until you make withdrawals
                        contract                   from your contract or receive
                                                   annuity payments.
                    ------------------------------------------------------------------
                    .   On transfers inside the    No tax on transfers among
                        contract                   investment options, including on a
                                                   Segment Maturity Date.
                    ------------------------------------------------------------------

                      If you are purchasing an annuity contract as an Individual
                      Retirement Annuity (IRA) or to fund an employer retire-ment plan (QP or Qualified Plan), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code for
                      individual retirement arrangements. Before pur-chasing this contract, you should consider whether its features and
                      benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits
                      and costs of this contract with any other investment that
                      you may use in connection with your individual retirement
                      arrangement. You should also be aware that income received under the contract is taxable as ordinary income and not as capital gain. For more in-formation, see "Tax information"
                      later in this Prospectus.
------------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS  .   NQ
                         $25,000 (initial) (minimum)
                         $500 (additional) (minimum)
                      .   Traditional or Roth IRA
                         $25,000 (initial) (minimum)
                         $50 (subsequent) (minimum)
                      .   QP (defined contribution or defined benefit)
                         $25,000 (initial) (minimum)
                         $500 (subsequent) (minimum)
                      .   Maximum contribution limitations apply to all contracts.
                      --------------------------------------------------------------
                      In general, contributions are limited to $1.5 million under all Structured Capital Strategies(R) contracts with the
                      same owner or annuitant and $2.5 million under all AXA
                      Equitable annuity accumulation contracts with the same
                      owner or annuitant. Higher contributions may only be made
                      with our prior approval. If we permit a contract to be
                      funded with initial contribution of $25 million or higher, we will waive withdrawal charges for that contract. Upon
                      advance notice to you, we may exercise certain rights we
                      have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution
                      requirements and limitations, and (ii) discontinue
                      acceptance of contributions including contributions in
                      general, or to particular investment options. In addition, we may, at any time, exercise our right to limit or
                      terminate transfers into any variable investment option.
                      For more information, see "How you can purchase and
                      contribute to your contract" in "Contract features and
                      benefits" later in this Prospectus. For contracts issued to qualified plans, see "Appendix VI" later in this Prospectus.
------------------------------------------------------------------------------------

         STRUCTURED CAPITAL STRATEGIES(R) AT A GLANCE -- KEY FEATURES

----------------------------------------------------------------------------------
ACCESS TO YOUR MONEY  .   Partial withdrawals
                      .   Contract surrender
                      .   You may be subject to tax on any income you receive
                          and, unless you are 59 1/2 or another exception
                          applies, an additional 10% federal income tax penalty.
                          For Series B, you may also incur a withdrawal charge
                          for certain withdrawals or if you surrender your
                          contract.

---------------------------------------------------------------------------------------
ADDITIONAL FEATURES        .   Dollar Cap Averaging Program (available to all
                               contracts on or about June 24, 2013)
                           .   Pre-Packaged Segment Selection (available to contracts
                               purchased on or after June 24, 2013)
---------------------------------------------------------------------------------------
FEES AND CHARGES           Please see "Fee table" later in this section for complete
                           details.
---------------------------------------------------------------------------------------
OWNER AND ANNUITANT ISSUE  0-85
AGES
---------------------------------------------------------------------------------------
YOUR RIGHT TO CANCEL       To exercise your cancellation right you must notify us,
                           with a signed letter of instruction electing this right, to our processing office within 10 days after you receive your contract. If state law requires, this "free look" period
                           may be longer. See "Your right to cancel within a certain
                           number of days" in "Contract features and benefits" later
                           in this Prospectus for more information.
---------------------------------------------------------------------------------------

THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. ALL SEGMENT TYPES MAY NOT BE AVAILABLE IN ALL STATES. FOR A STATE-BY-STATE DESCRIPTION OF ALL MATERIAL VARIATIONS TO THIS CONTRACT, SEE "APPENDIX II" LATER IN THIS PROSPECTUS.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The Prospectus should be read carefully before investing. Please feel free to speak with your financial professional, or call us, if you have any questions.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, and have fees and charges, that are different from those in the contracts offered by this Prospectus. Not every contract we issue is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether this contract is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

         STRUCTURED CAPITAL STRATEGIES(R) AT A GLANCE -- KEY FEATURES

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, purchase a Variable Immediate Annuity payout option, request special services or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply./(1)/

------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU
 REQUEST CERTAIN TRANSACTIONS
------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of
contributions withdrawn (deducted if you
surrender your contract or make certain
withdrawals or apply your cash value to certain    SERIES B/(2)/ SERIES C SERIES ADV
payout options).                                   5.00%         N/A      N/A

Charge for each additional transfer in excess of          Maximum Charge: $35
12 transfers per contract year:/(3)/                      Current Charge: $0

SPECIAL SERVICES CHARGES

..   Wire transfer charge       Current and Maximum Charge:  $90

..   Express mail charge        Current and Maximum Charge:  $35

..   Duplicate contract charge  Current and Maximum Charge:  $35
----------------------------------------------------------------

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying Trust portfolio fees and expenses.

-----------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS (INCLUDING THE SEGMENT TYPE
 HOLDING ACCOUNTS) EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES:                            SERIES B SERIES C SERIES ADV
                                                             -------- -------- ----------
Contract fee/(4)/                                            1.25%    1.65%    0.65%
This fee does not apply to amounts held in a Segment.

-------------------------------------------------------------------------------------------------------------------
 ADJUSTMENTS FOR EARLY SURRENDER OR WITHDRAWAL FROM A SEGMENT
-------------------------------------------------------------------------------------------------------------------
 WHEN CALCULATION IS MADE                                   MAXIMUM AMOUNT THAT MAY BE LOST/(5)/
-------------------------------------------------------------------------------------------------------------------
                                          -10% BUFFER    -15% BUFFER    -20% BUFFER    -25% BUFFER    -30% BUFFER
-------------------------------------------------------------------------------------------------------------------
Segment Interim Value is applied on      90% of Segment 85% of Segment 80% of Segment 75% of Segment 70% of Segment
surrender or withdrawal from a Segment   Investment     Investment     Investment     Investment     Investment
prior to its Segment Maturity Date
-------------------------------------------------------------------------------------------------------------------

Amounts invested in a Choice Segment are subject to deduction of the Choice cost, as described in the following table:

---------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR INVESTMENT IN A CHOICE
 SEGMENT
---------------------------------------------------------------




The Choice cost is applicable to Choice Segments only. The Choice cost is an amount equal to 1% of the Segment Investment for each year of the Segment Duration.



                                                   CHOICE COST
SEGMENT TYPE                                       -----------
Choice Segments with 3-year Segment Duration       3.00%
Choice Segments with 5-year Segment Duration       5.00%


On the Segment Maturity Date, we deduct the Choice cost from the Index Performance Rate of a Choice Segment, but only if the Index Performance Rate is positive for that Segment. Additionally, if the Index Performance Rate is positive for a Choice Segment but less than the applicable Choice cost, the Choice cost deducted will be the maximum amount that will not cause the Segment Maturity Value to be less than the Segment Investment./(6)/ The Segment Interim Value for a Choice Segment will reflect the application of a portion of the Choice cost, as described in more detail in Appendix III.

Please note that if, on a Segment Start Date, we determine that the
Performance Cap Rate for a Choice Segment will not exceed the Performance
Cap Rate for a comparable Standard Segment (i.e., with the same Index,
Segment Duration, Segment Buffer and Segment Start Date) by an amount that is at least equal to the Choice cost, we will waive the Choice cost and declare a Performance Cap Rate for the Choice Segment that is equal to the
Performance Cap Rate for the Standard Segment.
-----------------------------------------------------------------------------------------------------------------------------------

                                   FEE TABLE

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust Prospectus for the portfolio.

-------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2013 (expenses that are deducted from portfolio  Lowest Highest
assets including management fees, 12b-1 fees, service fees, and/or other expenses)/(7)/        0.62%  0.72%
-------------------------------------------------------------------------------------------------------------

(1)The current tax charge that might be imposed varies by jurisdiction and currently ranges from 0% to 3.5%.

(2)Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge.

   The withdrawal charge percentage we use is determined by the contract year in which you make the withdrawal, surrender your contract to receive its cash value, or surrender your contract to apply your cash value to a non-life contingent annuity payment option. For each contribution, we consider the contract year in which we receive that contribution to be "contract year 1").

Contract Year
-------------
     1........ 5.00%
     2........ 5.00%
     3........ 5.00%
     4........ 4.00%
     5........ 3.00%
     6+....... 0.00%

   Withdrawal charges will not apply to contracts purchased with an initial contribution of $25 million or more.

(3)Currently, we do not charge for transfers among variable investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each variable transfer at the time each transfer is processed. See "Transfer charge" in "Charges and expenses" later in this Prospectus. We will not count transfers from Segment Type Holding Accounts into Segments on a Segment Start Date, or the allocation of Segment Maturity Value on a Segment Maturity Date in calculating the number of transfers subject to this charge.


(4)On a non-guaranteed basis, we may waive any portion of the contract fee as it applies to the EQ/Money Market variable investment option (including any amounts in the dollar cap averaging account) to the extent that the fee exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the contract fee, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See "Contract fee" in "Charges and expenses" later in this Prospectus.


(5)The actual amount of the Segment Interim Value is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date, as discussed in detail in "Appendix III" later in this Prospectus. The maximum loss would occur if there is a total distribution for a Segment with a -10%, -15%, -20%, -25% or -30% buffer at a time when the Index price has declined to zero. If you surrender or cancel your contract, die or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, any upside performance will be limited to a percentage lower than the Performance Cap Rate and, for Choice Segments only, the Segment Interim Value will reflect the application of a portion of the Choice cost.

(6)For example, if you invested $1,000 in a Choice Segment with a 3-year Segment Duration, your investment will be subject to a Choice cost of 3%. However, if on the Segment Maturity Date the Index Performance Rate is 2%, the Choice Cost deduction will be limited to 2% and your Segment Maturity Value will be equal to your $1,000 initial investment.

(7)The "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio. The "Highest" represents the total annual operating expenses of the EQ/Core Bond Index Portfolio and EQ/Money Market Portfolio.

EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). These examples do not reflect charges for any special service you may request. For a complete description of portfolio charges and expenses, please see the prospectuses for the Trust.

The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated under a Series B contract, a Series C contract and under a Series ADV contract.


The Dollar Cap Averaging Program is not covered by the fee table and examples. While there is no fee for using the Dollar Cap Averaging Program, any applicable Contract fee amount and withdrawal charges do apply to amounts residing in the dollar cap averaging account.

You can find examples illustrating the Structured Investment Option under "Structured Investment Option" in "Contract Features and Benefits." Withdrawal charges, if any, also apply to the Structured Investment Option.


These examples should not be considered a representation of past or future expenses for any variable investment option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

                                   FEE TABLE

The examples assume that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) the total annual expenses of the portfolios set forth in the previous tables; and (ii) there is no waiver of any withdrawal charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                    SERIES B                                                 SERIES B
----------------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
----------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME                       1 YEAR   3 YEARS  5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------------
EQ/CoreBond Index                     $707    $1,139   $1,397    $2,364    $207     $639     $1,097     $2,364
----------------------------------------------------------------------------------------------------------------
EQ/Equity500 Index                    $696    $1,107   $1,343    $2,255    $196     $607     $1,043     $2,255
----------------------------------------------------------------------------------------------------------------
EQ/MoneyMarket                        $707    $1,139   $1,397    $2,364    $207     $639     $1,097     $2,364
----------------------------------------------------------------------------------------------------------------

                                             SERIES C
---------------------------------------------------------------------------------------------------------------
                                                                                   IF YOU DO NOT
                                    IF YOU SURRENDER YOUR CONTRACT AT THE SURRENDER YOUR CONTRACT AT THE END OF
                                    END OF THE APPLICABLE TIME PERIOD       THE APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME                      1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST
---------------------------------------------------------------------------------------------------------------
EQ/CoreBond Index                    $249     $765     $1,308    $2,789    $249     $765     $1,308    $2,789
---------------------------------------------------------------------------------------------------------------
EQ/Equity500 Index                   $238     $734     $1,256    $2,685    $238     $734     $1,256    $2,685
---------------------------------------------------------------------------------------------------------------
EQ/MoneyMarket                       $249     $765     $1,308    $2,789    $249     $765     $1,308    $2,789
---------------------------------------------------------------------------------------------------------------
                                            SERIES ADV
---------------------------------------------------------------------------------------------------------------
                                                                                   IF YOU DO NOT
                                    IF YOU SURRENDER YOUR CONTRACT AT THE SURRENDER YOUR CONTRACT AT THE END OF
                                    END OF THE APPLICABLE TIME PERIOD       THE APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME                      1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------------
EQ/CoreBond Index                    $144     $447     $  772    $1,692    $144     $447     $  772    $1,692
---------------------------------------------------------------------------------------------------------------
EQ/Equity500 Index                   $133     $415     $  717    $1,576    $133     $415     $  717    $1,576
---------------------------------------------------------------------------------------------------------------
EQ/MoneyMarket                       $144     $447     $  772    $1,692    $144     $447     $  772    $1,692
---------------------------------------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

Please see Appendix I at the end of this Prospectus for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2013.

                                   FEE TABLE

1. Risk factors

--------------------------------------------------------------------------------

This section discusses risks associated with some features of the contract. See "Definition of key terms" earlier in this Prospectus and "Contract features and benefits" later in this Prospectus for more detailed explanations of terms associated with the Structured Investment Option.

..   There is a risk of a substantial loss of your principal because you agree to absorb all losses from the portion of any negative Index Performance Rate that exceeds the Segment Buffer on the Segment Maturity Date. The highest level of protection provided by a single Segment Investment Option is the -30% Segment Buffer and the lowest level of protection is the -10% Segment Buffer on a Segment Maturity Date. For example, the -10% Segment Buffer protects your Segment Investment against the first 10% of loss. If the Index Performance Rate declines by more than the Segment Buffer, you will lose an amount equal to 1% of your Segment Investment for every 1% that the Index Performance Rate declines below the Segment Buffer. This means that you could lose up to 70% of your principal with a -30% Segment Buffer, up to 80% of your principal with a -20% Segment Buffer and up to 90% of your principal with a -10% Segment Buffer. Each time you roll over your Segment Maturity Value into a new Segment you are subject to the same risk of loss as described above.

..   Your Segment Rate of Return for any Segment is limited by its Performance
    Cap Rate, which could cause your Segment Rate of Return to be lower than it would otherwise be if you invested in a mutual fund or exchange-traded fund designed to track the performance of the applicable Index.

..   The Performance Cap Rate is determined on the Segment Start Date. You will not know the rate in advance. Prior to the Segment Start Date, you may elect a Performance Cap Threshold. The threshold represents the minimum Performance Cap Rate you find acceptable for a particular Segment. If we declare a cap that is lower than the threshold you specify, you will not be invested in that Segment and your contribution will remain in that Segment Type Holding Account, until:

   -- (for contracts issued prior to August 25, 2014) the next available
      Segment for which your threshold is met or you provide us with alternative instructions; or


   -- (for contracts issued on or after August 25, 2014) the day after the third scheduled Segment Start Date following your Performance Cap Threshold election. This means that if the declared Performance Cap Rate for a Segment has not matched or exceeded your Performance Cap Threshold on any of the three scheduled Segment Start Dates following your election, any amounts in the applicable Segment Type Holding Account (including any funds transferred to that holding account after your election) on the business day immediately preceding the fourth scheduled Segment Start Date after your election will be transferred into the Segment created on that Segment Start Date, unless you renew the Performance Cap Threshold prior to that date.

   If you do not specify a threshold, you risk the possibility that the Performance Cap Rate established will have a lower cap than you would find acceptable. Currently, we will not establish a Segment if the Performance Cap Rate would be less than 2% for a 1-Year Segment, 6% for a 3-Year Segment or 10% for a 5-Year Segment. The Performance Cap Rate is a rate of return from the Segment Start Date to the Segment Maturity Date, NOT an annual rate of return, even if the Segment Duration is longer than one year. We reserve the right to reduce or remove our current minimum Performance Cap Rate for establishing a Segment. Please see "Appendix II" later in this Prospectus for state variations.


..   The method we use in calculating your Segment Interim Value may result in an amount lower than your Segment Investment, even if the corresponding Index has experienced positive investment performance since the Segment Start Date. Also, this amount may be less than the amount you would receive had you held the investment until the Segment Maturity Date.

   -- If you take a withdrawal, including required minimum distributions, and there is insufficient value in the variable investment options and the Segment Type Holding Accounts, we will withdraw amounts from any active Segments in your contract. Amounts withdrawn from active Segments will be valued using the formula for calculating the Segment Interim Value.

   -- If you die or cancel or surrender your contract before the Segment
      Maturity Date, we will pay the Segment Interim Value.

   -- Any calculation of the Segment Interim Value will generally be affected by changes in both the volatility and level of the relevant Index, as well as interest rates. The calculation of the Segment Interim Value is linked to various factors, including the value of a basket of put and call options on the relevant Index as described in "Appendix III" of this Prospectus. The Segment Interim Value will generally be negatively affected by increases in the expected volatility of index prices, interest rate increases, and by poor market performance. Prior to the Segment Maturity Date you will not receive the full potential of the Performance Cap since the participation in upside performance for early withdrawals is pro-rated based on the period those amounts were invested in a Segment. Generally you will not receive the full protection of the Segment Buffer prior to the Segment Maturity Date, because the Segment Interim Value reflects a portion of the downside protection expected to be provided on the Segment Maturity Date. As a Segment moves closer to the Segment Maturity Date, the Segment Interim Value would generally reflect higher realized gains of the Index performance or, in the case of negative performance, increased downside Segment Buffer protection. All other factors being equal, the Segment Interim Value would be lower the earlier a withdrawal or surrender is made during a Segment. This means you participate to a lesser extent in upside performance and downside protection the earlier you take a withdrawal.

                                 RISK FACTORS

..   You cannot transfer out of a Segment prior to its maturity to another investment option. You can only make withdrawals out of a Segment or surrender your contract. The amount you would receive would be calculated using the formula for the Segment Interim Value.

..   We may not offer new Segments of any or all Segment Types, so a Segment may
    not be available for you to transfer your Segment Maturity Value into after the Segment Maturity Date.

..   We have the right to substitute an alternative index prior to Segment
    Maturity if the publication of one or more Indices is discontinued or at our sole discretion we determine that our use of such Indices should be discontinued or if the calculation of one or more of the Indices is substantially changed. If we substitute an index for an existing Segment, we would not change the Segment Buffer or Performance Cap Rate. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced index.

..   If a Segment cannot be matured until after the scheduled Segment Start Date for a particular month, we may create new Segments of Segment Types that utilize unaffected Indices on the scheduled Segment Start Date. This may occur if the Segment Maturity Date for a Segment is delayed more than once because the value for the relevant underlying Index of the Segment is not published on the designated Segment Maturity Date. If your instructions include an allocation from a Segment whose Segment Maturity Date has been delayed to a new Segment whose underlying Index is unaffected, we will not be able to transfer that portion of your Segment Maturity Value from the affected Segment to the unaffected Segment. We will use reasonable efforts to allocate your Segment Maturity Value in accordance with your instructions, which may include holding amounts in Segment Type Holding Accounts until the next Segment Start Date.

..   The amounts held in a Segment Type Holding Account may earn a return that is less than the return you might have earned if those amounts were held in another variable investment option.

..   Standard Segment Types with greater protection tend to have lower
    Performance Cap Rates than other Standard Segment Types that use the same index and duration but provide less protection.

..   Choice Segment Types with greater protection tend to have lower Performance
    Cap Rates than other Choice Segment Types that use the same index and duration but provide less protection.

..   The value of your variable investment options will fluctuate and you could lose some or all of your account value.

..   The level of risk you bear and your potential investment performance will differ depending on the investments you choose.

..   If your account value falls below the applicable minimum account size as a result of a withdrawal, the contract will terminate.

..   For Series B contracts only, if you surrender your contract, any applicable withdrawal charge is calculated as a percentage of contributions, not account value. It is possible that the percentage of account value withdrawn could exceed the applicable withdrawal charge percentage. For example, assume you make a onetime contribution of $1,000 at contract issue. If your account value is $800 in contract year 3 and you surrender your contract, a withdrawal charge percentage of 5% is applied. The withdrawal charge would be $50 (5% of the $1,000 contribution). This is a 6.25% reduction of your account value, which results in a cash value of $750 paid to you.

..   No company other than AXA Equitable has any legal responsibility to pay amounts that AXA Equitable owes under the contract. An owner should look to the financial strength of AXA Equitable for its claims-paying ability.

..   The Segments track the performance of an Index. By investing in the
    Structured Investment Option, you are not actually invested in an index, an exchange-traded fund that tracks an index, or any underlying securities or commodities.


..   Your Segment Maturity Value is calculated based on the change in price of the Index between the Segment Start Date and the Segment Maturity Date, subject to application of the Performance Cap Rate, the Segment Buffer and (for Choice Segments only) the Choice cost. Your Segment Maturity Value is not affected by the price of the Index on any date between the Segment Start Date and the Segment Maturity Date.


..   As an investor in the Segment, you will not have voting rights or rights to receive cash dividends or other distributions or other rights that holders of the shares of the funds or holders of securities comprising the indices would have.

..   Values of securities and commodities can fluctuate, and sometimes wildly fluctuate, in response to changes in the financial condition of a company as well as general market, economic or political conditions.

   -- Foreign securities involve risks not associated with U.S. securities.
      Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values. There are greater risks involved with investments linked to emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

   -- The price of commodities may be affected by a variety of factors, including the global supply and demand, activities of speculative communities, and investor's expectations. Developments affecting the value of commodities may have significant impact on the investments that are linked to the value of such commodities. Commodity markets may be subject to sharp price fluctuations, which may lead to significant price fluctuations in investments that are linked to the value of such commodities.

..   If you invest in a Segment that provides performance tied to the performance of the iShares(R) Dow Jones U.S. Real Estate Index Fund, you should consider the following:

   -- The performance of the iShares(R) Dow Jones U.S. Real Estate Index Fund may not replicate the performance of, and may underperform the iShares(R) Dow Jones U.S. Real Estate Index (the "underlying index"). The price of the iShares(R)

                                 RISK FACTORS

      Dow Jones U.S. Real Estate Index Fund will reflect expenses and fees that will reduce its relative performance. Moreover, it is also possible that the iShares(R) Dow Jones U.S. Real Estate Index Fund may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the underlying index. Because the return on your Segment Investment (subject to the Performance Cap and downside Segment Buffer protection) is linked to the performance of the iShares(R) Dow Jones U.S. Real Estate Index Fund and not the underlying index, the return on your Segment Investment may be less than that of an alternative investment linked directly to the underlying index or the components of the underlying index.

   -- The investment objective and strategies of the ishares(R) Dow Jones U.S.
      Real Estate Index Fund are potentially subject to change.

   -- There are risks associated with the real estate industry. The iShares(R)
      Dow Jones U.S. Real Estate Index Fund invests in companies that invest in real estate, such as REITs or real estate holding companies. The value of real estate and, consequently, companies that invest in real estate may be affected by many complex factors that interrelate with each other in complex and unpredictable ways.

..   If you invest in a Segment that provides performance tied to the performance of the Financial Select Sector SPDR Fund, you should consider the following:

   -- The performance of the Financial Select Sector SPDR Fund may not replicate the performance of, and may underperform the Financial Select Sector Index (the "underlying index"). The price of the Financial Select Sector SPDR Fund will reflect expenses and fees that will reduce its relative performance. Moreover, it is also possible that the Financial Select Sector SPDR Fund may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the underlying index. Because the return on your Segment Investment (subject to the Performance Cap and downside Segment Buffer protection) is linked to the performance of the Financial Select Sector SPDR Fund and not the underlying index, the return on your Segment Investment may be less than that of an alternative investment linked directly to the underlying index or the components of the underlying index.

   -- The investment objective and strategies of the Financial Select Sector
      SPDR Fund are potentially subject to change.


   -- There are risks associated with the financial services sector. The
      Financial Select Sector SPDR(R) Fund invests in companies that operate in the financial services sector. Developments affecting the financial and capital markets may negatively impact the companies operating in these markets.


..   Investments in Choice Segments are subject to application of the Choice cost. As a result:

   -- The Segment Rate of Return for a Choice Segment will always be less than
      (a) the Performance Cap Rate and (b) the Index Performance Rate, if positive, for that Segment.

   -- The Segment Rate of Return for a Choice Segment may be less than the Segment Rate of Return for a Standard Segment based on the same Index, Segment Buffer and Segment Duration. This will occur if the applicable Index Performance Rate is positive but less than the sum of (a) the Performance Cap Rate for the Standard Segment and (b) the Choice cost.


   -- The Segment Interim Value for a Choice Segment may be less than the Segment Interim Value for a Standard Segment based on the same Index, Segment Buffer and Segment Duration. This could occur if the performance of the applicable Index through the date of calculation of the Segment Interim Value is less than the sum of (a) the prorated Performance Cap Rate for the Standard Segment and (b) the applicable Choice cost amount. See Appendix II for more information about how the Choice cost is built in to the Segment Interim Value calculation for Choice Segments.


..   Past performance of an index is not an indication of its future performance.

                                 RISK FACTORS

2. How to reach us

--------------------------------------------------------------------------------

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITH CHECKS:

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1577
  Secaucus, NJ 07096-1577

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.

--------------------------------------------------------------------------------
OUR "BUSINESS DAY" IS GENERALLY ANY DAY THE NYSE IS OPEN FOR REGULAR TRADING
AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). IF THE SECURITIES AND EXCHANGE COMMISSION DETERMINES THE EXISTENCE OF EMERGENCY CONDITIONS ON ANY DAY, AND CONSEQUENTLY, THE NYSE DOES NOT OPEN, THEN THAT DAY IS NOT A BUSINESS DAY. FOR MORE INFORMATION ABOUT OUR BUSINESS DAY AND OUR PRICING OF TRANSACTIONS, PLEASE SEE "DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR IN "MORE INFORMATION" LATER IN THIS PROSPECTUS."
--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:

..   written confirmation of financial transactions and certain non-financial transactions, including when money is transferred into a Segment from a Segment Type Holding Account; when money is not transferred from a Segment Type Holding Account into a Segment on a Segment Start Date for any reason; when a Segment matures; when you change a Performance Cap Threshold; or when you change your current instructions; and

..   at the close of each calendar quarter and statement of your contract values at the close of each calendar year.

See "Definition of key terms" earlier in this Prospectus for a more detailed explanation of terms associated with the Structured Investment Option.
--------------------------------------------------------------------------------
 ONLINE ACCOUNT ACCESS SYSTEMS:

Online Account Access is designed to provide you with up-to-date information through the Internet. You can obtain information on:

..   your current account value;

..   your current allocation percentages;

..   your Performance Cap Threshold;

..   your instructions on file for allocating the Segment Maturity Value on the
    Segment Maturity Date;

..   the number of units you have in the variable investment options and the
    Segment Type Holding Accounts;

..   the daily unit values for the variable investment options and the Segment
    Type Holding Accounts; and

..   performance information regarding the variable investment options.

You can also:

..   elect or change your Performance Cap Threshold;

..   change your allocation percentages and/or transfer among the variable investment options (not available for transfers to Segment Type Holding Accounts);

..   change your Online Account Access password;

..   elect to receive certain contract statements electronically;

..   change your address;

..   elect or change your Performance Cap Threshold; and

..   access "Frequently Asked Questions" and certain service forms.

                                HOW TO REACH US

Online Account Access is normally available seven days a week, 24 hours a day. You may use Online Account Access by visiting our website at www.axa.com and clicking on Online Account Access. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated through the Internet are genuine. For example, we will require certain personal identification information before we will act on Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to this service if we determine that you engaged in a disruptive transfer activity such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus).
--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (1-877-899-3743) to speak with one of our customer service representatives. Our customer service representatives are available on the following business days.

..   Monday through Thursday from 8:30 a.m. until 7:00 p.m., Eastern time.

..   Friday from 8:30 a.m. until 5:30 p.m., Eastern time.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)authorization for transfers, including transfers of your Segment Maturity Value on a Segment Maturity Date, by your financial professional;

(2)conversion of a traditional IRA to a Roth IRA contract;

(3)tax withholding elections (see withdrawal request form);

(4)election of the beneficiary continuation option;

(5)election of a predetermined form of death benefit payout;

(6)IRA contribution recharacterizations;

(7)Section 1035 exchanges;

(8)direct transfers and specified direct rollovers;

(9)death claims;

(10)change in ownership (NQ only, if available under your contract);

(11)purchase by, or change of ownership to, a non-natural owner;

(12)requests to transfer, re-allocate, make subsequent contributions and change your future allocations (except that certain transactions may be permitted through TOPS and the Online Account Access systems);

(13)establishing and changing a Performance Cap Threshold;

(14)providing instructions for allocating the Segment Maturity Value on the Segment Maturity Date;

(15)requests for withdrawals, including withdrawals of the Segment Maturity Value on the Segment Maturity Date; and

(16)requests for contract surrender.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)instructions on file for allocating the Segment Maturity Value on the Segment Maturity Date; and

(2)instructions to withdraw your Segment Maturity Value on the Segment Maturity Date.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)beneficiary changes;

(2)dollar cap averaging; and

(3)pre-packaged segment selection.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)the date annuity payments are to begin;

(2)dollar cap averaging; and

(3)pre-packaged segment selection.

                              -------------------

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.

SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, both must sign.

                                HOW TO REACH US

3. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We can refuse to accept any contribution from you at any time, including after you purchase the contract. We require a minimum contribution amount for each type of contract purchased. Maximum contribution limitations also apply. The following table summarizes our current rules regarding contributions to your contract, which rules are subject to change. For a traditional IRA contract, your initial contribution must be a direct transfer from another traditional IRA or a rollover from an eligible retirement plan (including another traditional IRA). For a Roth IRA contract, your initial contribution must be a direct transfer from another Roth IRA or a rollover from an eligible retirement plan including traditional IRA or another Roth IRA. For a QP contract, your initial contribution and any subsequent contributions must be a direct transfer from other investments within an existing qualified plan trust. Both the owner and annuitant named in the contract must meet the issue age requirements shown in the table, and contributions are based on the age of the older of the original owner and annuitant. Subsequent contributions may not be permitted in your state. Please see Appendix II later in this Prospectus for any applicable state variations.

--------------------------------------------------------------------------------
WE RESERVE THE RIGHT TO CHANGE OUR CURRENT LIMITATIONS ON YOUR CONTRIBUTIONS
AND TO DISCONTINUE ACCEPTANCE OF CONTRIBUTIONS.
--------------------------------------------------------------------------------

We currently do not accept any contribution if (i) the aggregate contributions under one or more Structured Capital Strategies(R) contracts with the same owner or annuitant would then total more than $1,500,000; or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on certain criteria we determine, including issue age, aggregate contributions, variable investment option allocations and selling broker-dealer compensation. These and other contribution limitations may not be applicable in your state. Please see Appendix II later in this Prospectus for more information on state variations.

--------------------------------------------------------------------------------
THE "OWNER" IS THE PERSON WHO IS THE NAMED OWNER IN THE CONTRACT AND, IF AN INDIVIDUAL, IS THE MEASURING LIFE FOR DETERMINING CONTRACT BENEFITS. THE "ANNUITANT" IS THE PERSON WHO IS THE MEASURING LIFE FOR DETERMINING THE CONTRACT'S MATURITY DATE. THE ANNUITANT IS NOT NECESSARILY THE CONTRACT OWNER. WHERE THE OWNER OF A CONTRACT IS NON-NATURAL, THE ANNUITANT IS THE MEASURING LIFE FOR DETERMINING CONTRACT BENEFITS.
--------------------------------------------------------------------------------

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to:

..   Change our contribution requirements and limitations and our transfer rules, including to:

   -- increase or decrease our minimum contribution requirements and increase or decrease our maximum contribution limitations;

   -- discontinue the acceptance of subsequent contributions to the contract;

   -- discontinue the acceptance of subsequent contributions and/or transfers into one or more of the variable investment options; and

   -- discontinue the acceptance of subsequent contributions and/or transfers into one or more of the Segment Type Holding Accounts or the Segments.

..   Further limit the number of Segment Type Holding Accounts and Segments you may invest in at any one time.

..   Limit or terminate new contributions or transfers to any variable investment option, Segment Type Holding Account or Segment ("investment options").

WE RESERVE THE RIGHT IN OUR SOLE DISCRETION TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON CONTRIBUTIONS AND TRANSFERS INTO CERTAIN INVESTMENT OPTIONS, INCLUDING ANY OR ALL OF THE SEGMENT TYPES. IF WE EXERCISE THIS RIGHT, YOUR ABILITY TO INVEST IN YOUR CONTRACT, INCREASE YOUR CONTRACT VALUE AND, CONSEQUENTLY, INCREASE YOUR DEATH BENEFIT WILL BE LIMITED.

                        CONTRACT FEATURES AND BENEFITS

                                    SERIES B, SERIES C & SERIES ADV
-----------------------------------------------------------------------------------------------------------------------
                                                                                    ADDITIONAL
                 AVAILABLE FOR OWNER AND  MINIMUM              SOURCE OF            LIMITATIONS ON
 CONTRACT TYPE   ANNUITANT ISSUE AGES     CONTRIBUTIONS        CONTRIBUTIONS        CONTRIBUTIONS TO YOUR CONTRACT/(1)/
-----------------------------------------------------------------------------------------------------------------------
NQ                    0 through 85        .   $25,000          .   After-tax money.        .   You may make
                                              (initial)                                        subsequent
                                                               .   Paid to us by               contributions
                                          .   $500                 check or                    to the contract
                                              (subsequent)         transfer of                 until the later
                                                                   contract value              of attained age
                                                                   in a tax                    86 or, if
                                                                   deferred                    later, the
                                                                   exchange under              first contract
                                                                   Section 1035 of             date
                                                                   the Internal                anniversary./(2)/
                                                                   Revenue Code.
-----------------------------------------------------------------------------------------------------------------------
Traditional IRA       0 through 85        .   $25,000          .   Eligible                .   You may make
                                              (initial)            rollover                    rollover or
                                                                   distributions               direct transfer
                                          .   $50 (subsequent)     from 403(b)                 contributions
                                                                   plans,                      until the later
                                                                   qualified plans             of attained age
                                                                   and                         86 or the first
                                                                   governmental                contract date
                                                                   employer 457(b)             anniversary./(2)/
                                                                   plans.
                                                                                           .   Contributions
                                                               .   Rollovers from              made after age
                                                                   another                     70 1/2 must be
                                                                   traditional                 net of required
                                                                   individual                  minimum
                                                                   retirement                  distributions.
                                                                   arrangement.
                                                                                           .   Although we
                                                               .   Direct                      accept regular
                                                                   custodian-to-               IRA
                                                                   custodian                   contributions
                                                                   transfers from              (limited to
                                                                   another                     $5,500 per
                                                                   traditional                 calendar year)
                                                                   individual                  under
                                                                   retirement                  traditional IRA
                                                                   arrangement.                contracts, we
                                                                                               intend that the
                                                               .   Regular IRA                 contract be
                                                                   contributions.              used primarily
                                                                                               for rollover
                                                               .   Additional                  and direct
                                                                   catch-up                    transfer
                                                                   contributions.              contributions.

                                                                                           .   Subsequent
                                                                                               catch-up
                                                                                               contributions
                                                                                               of up to $1,000
                                                                                               per calendar
                                                                                               year where the
                                                                                               owner is at
                                                                                               least age 50
                                                                                               but under age
                                                                                               70 1/2 at any
                                                                                               time during the
                                                                                               calendar year
                                                                                               for which the
                                                                                               contribution is
                                                                                               made.
-----------------------------------------------------------------------------------------------------------------------

(1)Subsequent contributions may not be permitted under certain conditions in your state. Please see Appendix II later in this Prospectus for more information on contribution limitations in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into any investment option at any time.
(2)The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is April 30.

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------------
                                                                                    ADDITIONAL
                 AVAILABLE FOR OWNER AND  MINIMUM              SOURCE OF            LIMITATIONS ON
 CONTRACT TYPE   ANNUITANT ISSUE AGES     CONTRIBUTIONS        CONTRIBUTIONS        CONTRIBUTIONS TO YOUR CONTRACT/(1)/
-----------------------------------------------------------------------------------------------------------------------
Roth IRA         0 through 85             .   $25,000          .   Rollovers from   .   You may make
                                              (initial)            another Roth         rollover or
                                                                   IRA.                 direct transfer
                                          .   $50 (subsequent)                          contributions
                                                               .   Rollovers from       until the later
                                                                   a designated         of attained age
                                                                   Roth                 86 or the first
                                                                   contribution         contract date
                                                                   account under        anniversary./(2)/
                                                                   specified
                                                                   retirement       .   Conversion
                                                                   plans.               rollovers after
                                                                                        age 70 1/2 must
                                                               .   Conversion           be net of
                                                                   rollovers from       required
                                                                   a traditional        minimum
                                                                   IRA or other         distributions
                                                                   eligible             for the
                                                                   retirement plan.     traditional IRA
                                                                                        or other
                                                               .   Direct               eligible
                                                                   custodian-to-        retirement plan
                                                                   custodian            that is the
                                                                   transfers from       source of the
                                                                   another Roth         conversion
                                                                   individual           rollover.
                                                                   retirement
                                                                   arrangement.     .   Although we
                                                                                        accept Roth IRA
                                                               .   Regular Roth         contributions
                                                                   IRA                  (limited to
                                                                   contributions.       $5,500 per
                                                                                        calendar year)
                                                               .   Additional           under Roth IRA
                                                                   catch-up             contracts, we
                                                                   contributions.       intend that the
                                                                                        contract be
                                                                                        used primarily
                                                                                        for rollover
                                                                                        and direct
                                                                                        transfer
                                                                                        contributions.

                                                                                    .   Subsequent
                                                                                        catch-up
                                                                                        contributions
                                                                                        of up to $1,000
                                                                                        per calendar
                                                                                        year where the
                                                                                        owner is at
                                                                                        least 50 at any
                                                                                        time during the
                                                                                        calendar year
                                                                                        for which the
                                                                                        contribution is
                                                                                        made.
-----------------------------------------------------------------------------------------------------------------------
QP (defined      20-75                    .   $25,000          .   Only transfer    .   For 401(k)
benefit and                                   (initial)            contributions        plans,
defined                                                            from other           transferred
contribution)                             .   $500                 investments          contributions
                                              (subsequent)         within an            may not include
                                                                   existing             any after-tax
                                                                   qualified plan       contributions,
                                                                   trust.               including
                                                                                        designated Roth
                                                               .   The plan must        contributions.
                                                                   be qualified
                                                                   under Section    .   We do not
                                                                   401(a) of the        accept
                                                                   Internal             contributions
                                                                   Revenue Code.        directly from
                                                                                        the employer.

                                                                                    .   We reserve the
                                                                                        right to limit
                                                                                        aggregate
                                                                                        contributions
                                                                                        made each
                                                                                        contract year
                                                                                        after the first
                                                                                        contract year
                                                                                        to 100% of the
                                                                                        first contract
                                                                                        year
                                                                                        contributions.
-----------------------------------------------------------------------------------------------------------------------

(1)Subsequent contributions may not be permitted under certain conditions in your state. Please see Appendix II later in this Prospectus for more information on contribution limitations in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into any investment option at any time.
(2)The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is April 30.

                        CONTRACT FEATURES AND BENEFITS

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different from the owner. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner. We reserve the right to prohibit availability of this contract to any non-natural owner.

Owners which are not individuals may be required to complete the appropriate Form W-8 describing the entity type to avoid 30% FATCA withholding from U.S. source income beginning in 2014.

For NQ contracts (with a single owner, joint owners, or a non-natural owner) we permit the naming of joint annuitants only when the contract is purchased through an exchange that is intended not to be taxable under Section 1035 of the Internal Revenue Code and only where the joint annuitants are spouses.

Under all IRA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant.

For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for single owner contracts, the surviving spouse must be the sole primary beneficiary. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules. Certain same-sex civil union and domestic partners may not be eligible for tax benefits under federal law and may be required to take post-death distributions.

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act in your state.

Under QP contracts, the owner must be the qualified plan trust and the annuitant must be the plan participant/employee. See Appendix VI later in this Prospectus for more information on QP contracts.

In certain states, where QP contracts are not available, we permit defined benefit and defined contribution plan trusts to use pooled plan assets to purchase NQ contracts. See "Appendix VI: Purchase considerations for defined benefit and defined contribution plans" later in this Prospectus.

In this Prospectus, when we use the terms OWNER and JOINT OWNER, we intend these to be references to ANNUITANT and JOINT ANNUITANT, respectively, if the contract has a non-natural owner. Unless otherwise stated, if the contract is jointly owned or is issued to a non-natural owner, benefits are based on the age of the older joint owner or older joint annuitant, as applicable.

PURCHASE CONSIDERATIONS FOR A CHARITABLE REMAINDER TRUST

If you are purchasing the contract to fund a charitable remainder trust and allocate any account value to the Structured Investment Option, you should strongly consider "split-funding": that is the trust holds investments in addition to this Structured Capital Strategies(R) contract. Charitable remainder trusts are required to make specific distributions. The charitable remainder trust annual distribution requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. If your Structured Capital Strategies(R) contract is the only source for such distributions, you may need to take withdrawals from Segments before their Segment Maturity Dates. See the discussion of the Structured Investment Option later in this section.

--------------------------------------------------------------------------------
SEGMENT -- AN INVESTMENT OPTION WE ESTABLISH WITH THE INDEX, SEGMENT DURATION AND SEGMENT BUFFER OF A SPECIFIC SEGMENT TYPE, AND FOR WHICH WE ALSO SPECIFY A SEGMENT MATURITY DATE AND PERFORMANCE CAP RATE. WE CURRENTLY OFFER STANDARD SEGMENTS AND CHOICE SEGMENTS.
SEGMENT MATURITY DATE -- THE SEGMENT BUSINESS DAY ON WHICH A SEGMENT ENDS. THIS IS GENERALLY THE FIRST SEGMENT BUSINESS DAY OCCURRING AFTER THE 13TH OF THE
SAME MONTH AS THE SEGMENT START DATE IN THE CALENDAR YEAR IN WHICH THE SEGMENT DURATION ENDS.
--------------------------------------------------------------------------------

HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made for NQ contracts, pursuant to an intended Section 1035 tax-free exchange or for IRA contracts, pursuant to a direct transfer. For a traditional IRA contract, your initial contribution must be a direct transfer from another traditional IRA or a rollover from an eligible retirement plan (including a traditional IRA). For a Roth IRA contract, your initial contribution must be a direct transfer from another Roth IRA or a rollover from an eligible retirement plan including a traditional IRA or another Roth IRA. For QP contracts, all contributions must be transfers from another investment within an existing qualified plan trust. We do not accept starter checks or travelers' checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form or not in accordance with our administrative procedures.

For your convenience, we will accept initial and subsequent contributions by wire transmittal from certain broker-dealers who have agreements with us for this purpose, including circumstances under which such contributions are considered received by us when your order is taken by such broker-dealers. These methods of payment are discussed in detail in "More information" later in this Prospectus.

--------------------------------------------------------------------------------
THE "CONTRACT DATE" IS THE EFFECTIVE DATE OF A CONTRACT. THIS USUALLY IS THE BUSINESS DAY WE RECEIVE THE PROPERLY COMPLETED AND SIGNED APPLICATION, ALONG WITH ANY OTHER REQUIRED DOCUMENTS, AND YOUR INITIAL CONTRIBUTION. YOUR CONTRACT DATE WILL BE SHOWN IN YOUR CONTRACT. THE 12 MONTH PERIOD BEGINNING ON YOUR CONTRACT DATE AND EACH 12 MONTH PERIOD AFTER THAT DATE IS A "CONTRACT YEAR."
THE END OF EACH 12 MONTH PERIOD IS YOUR "CONTRACT DATE ANNIVERSARY." FOR EXAMPLE, IF YOUR CONTRACT DATE IS MAY 1, YOUR CONTRACT DATE ANNIVERSARY IS
APRIL 30.
--------------------------------------------------------------------------------

If your contract is sold by a financial professional of AXA Advisors, AXA Advisors will direct us to hold your initial contribution, whether received via check or wire, in a non-interest bearing "Special Bank Account for the Exclusive Benefit of Customers" while AXA Advisors ensures your application is complete and that suitability standards are met. AXA Advisors will either complete this process or instruct us to return your contribution to you within the time requirements set by applicable rules of the Financial Industry Regulatory Authority ("FINRA"). Upon timely and successful completion of this review, AXA Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing. If the period for obtaining this information extends through a Segment Start Date, your initial investment will not be allocated to new Segments until the next Segment Start Date.

If your application is in good order when we receive it from AXA Advisors for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your

                        CONTRACT FEATURES AND BENEFITS
contract is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information. If the period for obtaining this information extends through a Segment Start Date, your initial investment will not be allocated to new Segments until the next Segment Start Date.

If your financial professional is with a selling broker-dealer other than AXA Advisors, your initial contribution must generally be accompanied by a completed application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you or your financial professional on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information. If the period for obtaining this information extends through a Segment Start Date, your initial investment will not be allocated to new Segments until the next Segment Start Date.

ALLOCATING YOUR CONTRIBUTIONS

Your allocation instructions determine how your contributions are allocated, which may be among one or more of the investment options. The total number of Segments and Segment Type Holding Accounts that may be active in your contract at any time is 70. If a transfer from a Segment Type Holding Account into a Segment will cause a contract to exceed this limit, such transfers will be defaulted to the EQ/Money Market variable investment option. If there are multiple Segments scheduled to be established on a Segment Start Date, new Segments will be established in the order of those that would have the largest initial Segment Investment first until the limit of 70 is reached. Any remaining amount that is not transferred into a Segment will then be defaulted to the EQ/Money Market variable investment option. Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Once your contributions are allocated to the investment options they become part of your account value. Subsequent contributions are allocated according to instructions on file unless you provide new instructions. We discuss account value in "Determining your contract's value" later in this Prospectus.

--------------------------------------------------------------------------------
SEGMENT TYPE HOLDING ACCOUNT -- AN ACCOUNT THAT HOLDS ALL CONTRIBUTIONS AND TRANSFERS ALLOCATED TO A SEGMENT TYPE PENDING INVESTMENT IN A SEGMENT. THERE IS A SEGMENT TYPE HOLDING ACCOUNT FOR EACH SEGMENT TYPE. THE SEGMENT TYPE HOLDING ACCOUNTS ARE PART OF THE EQ/MONEY MARKET VARIABLE INVESTMENT OPTION.
SEGMENT START DATE -- THE SEGMENT BUSINESS DAY ON WHICH A NEW SEGMENT IS ESTABLISHED. THIS IS GENERALLY THE SECOND SEGMENT BUSINESS DAY OCCURRING AFTER THE 13TH OF EACH MONTH.
SEGMENT INVESTMENT -- THE AMOUNT TRANSFERRED TO A SEGMENT ON ITS SEGMENT START DATE, AS ADJUSTED FOR ANY WITHDRAWALS FROM THAT SEGMENT.
--------------------------------------------------------------------------------

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply, particularly with regard to any fee-based arrangement you may have in connection with your Series ADV contract.

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the variable investment options, the Segments comprising the Structured Investment Option and the Dollar Cap Averaging Program. The term variable investment options includes the Segment Type Holding Accounts unless otherwise noted. The Segment Type Holding Accounts are part of the EQ/Money Market variable investment option. The Structured Investment Option and the Segment Type Holding Accounts are discussed later in this section under "Structured Investment Option." The Dollar Cap Averaging Program invests in the dollar cap averaging account, which is part of the EQ/Money Market variable investment option. See "Dollar Cap Averaging Program" later in this section for more information.

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. Because the variable investment options are not Segments, they are not protected by any Segment Buffer. Therefore, you can lose all of your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives, and their sub-advisers. We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers into any of the variable investment options and to limit the number of variable investment options you may elect.

                        CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUST

We offer an affiliated Trust, which in turn offers one or more Portfolios. AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of EQ Advisors Trust. For some Portfolios, AXA Equitable Funds Management Group, LLC has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, among other responsibilities, AXA Equitable Funds Management Group, LLC oversees the activities of the sub-advisers with respect to the Trust and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA Equitable Funds Management Group, LLC a wholly owned subsidiary of AXA Equitable receives management fees and administrative fees in connection with the services it provides to the affiliated Portfolios. As such, it is generally more profitable for AXA Equitable to offer affiliated Portfolios than to offer unaffiliated Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

(b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

----------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 (CLASS IB SHARES)
 PORTFOLIO NAME      OBJECTIVE                                        SUB-ADVISER
----------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX   Seeks to achieve a total return before           .   AXA Equitable Funds
                     expenses that approximates the total return          Management Group, LLC
                     performance of the Barclays Intermediate         .   SSgA Funds Management,
                     U.S. Government/Credit Index, including              Inc.
                     reinvestment of dividends, at a risk level
                     consistent with that of the Barclays
                     Intermediate U.S. Government/Credit Index.
----------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX  Seeks to achieve a total return before           .   AllianceBernstein L.P.
                     expenses that approximates the total return
                     performance of the S&P 500 Index, including
                     reinvestment of dividends, at a risk level
                     consistent with that of the S&P 500 Index.
----------------------------------------------------------------------------------------------------
EQ/MONEY MARKET      Seeks to obtain a high level of current income,  .   The Dreyfus Corporation
                     preserve its assets and maintain liquidity.
----------------------------------------------------------------------------------------------------

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUST CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-877-899-3743.

                        CONTRACT FEATURES AND BENEFITS

STRUCTURED INVESTMENT OPTION

The Structured Investment Option consists of a number of Segment Types, each of which provides a rate of return tied to the performance of a specified Securities or Commodities Index. Each month, you have the opportunity to invest in any of the Segment Types described below, subject to the requirements, limitations and procedures disclosed in this section. You participate in the performance of an Index by investing in the corresponding Segment. Investments in Segments are not investments in underlying mutual funds; Segments are not "index funds."

SEGMENT TYPES


You can invest in Standard Segment Types and Choice Segment Types. We currently offer a total of 27 Segment Types, of which 25 are offered under Series B contracts and 21 are offered under Series C and Series ADV contracts. Not all Choice Segment Types are available for each Series. We intend to offer each Segment Type each month, with a Segment Start Date which is generally the second Segment Business Day occurring after the 13th of the month. We are not obligated to offer any one particular Segment Type. Also, we are not obligated to offer any Segment Types. Each investment in a Segment Type that starts on a particular Segment Start Date is referred to as a Segment.


A Segment Type refers to all Standard Segments or Choice Segments that have the same Index, Segment Duration, and Segment Buffer. Each Segment Type has a corresponding Segment Type Holding Account. Please refer to the "Definitions of key terms" section earlier in this Prospectus for a discussion of these terms.

--------------------------------------------------------------------------------

CHOICE COST -- A CHARGE APPLICABLE TO INVESTMENTS IN CHOICE SEGMENTS ONLY. THE CHOICE COST IS AN AMOUNT EQUAL TO 1% OF THE SEGMENT INVESTMENT ON THE SEGMENT START DATE FOR EACH YEAR OF THE SEGMENT DURATION. ON THE SEGMENT MATURITY DATE, WE DEDUCT THE CHOICE COST FROM THE INDEX PERFORMANCE RATE OF A CHOICE SEGMENT, BUT ONLY IF THE INDEX PERFORMANCE RATE IS POSITIVE FOR THAT SEGMENT. ADDITIONALLY, WHEN WE CALCULATE THE SEGMENT RATE OF RETURN, IF THE INDEX PERFORMANCE RATE IS POSITIVE FOR A CHOICE SEGMENT BUT LESS THAN THE APPLICABLE CHOICE COST, THE AMOUNT OF THE CHOICE COST DEDUCTED WILL BE THE MAXIMUM AMOUNT THAT WILL NOT CAUSE THE SEGMENT MATURITY VALUE TO BE LESS THAN THE SEGMENT INVESTMENT. THE SEGMENT INTERIM VALUE FOR A CHOICE SEGMENT WILL REFLECT APPLICATION OF A PORTION OF THE CHOICE COST.
CHOICE SEGMENT -- ANY SEGMENT BELONGING TO A SEGMENT TYPE WHOSE NAME BEGINS
WITH "CHOICE". WHERE A STANDARD SEGMENT AND A CHOICE SEGMENT ARE ASSOCIATED
WITH THE SAME INDEX, THE CHOICE SEGMENT WILL TYPICALLY HAVE A HIGHER
PERFORMANCE CAP RATE AND/OR A DIFFERENT SEGMENT BUFFER. UNLIKE STANDARD SEGMENTS, CHOICE SEGMENTS ARE SUBJECT TO APPLICATION OF THE CHOICE COST.
--------------------------------------------------------------------------------

Choice Segments provide you access to higher Performance Cap Rates and potentially greater Segment Rates of Return than comparable Standard Segments. Each Choice Segment Type has an associated Choice cost.


--------------------------------------------------------------------------------
SEGMENT BUSINESS DAY -- A BUSINESS DAY THAT ALL INDICES UNDERLYING AVAILABLE SEGMENTS ARE SCHEDULED TO BE OPEN AND TO PUBLISH PRICES. A SCHEDULED HOLIDAY
FOR ANY ONE INDEX DISQUALIFIES THAT DAY FROM BEING SCHEDULED AS A SEGMENT BUSINESS DAY FOR ALL SEGMENTS. WE USE SEGMENT BUSINESS DAYS IN THIS MANNER SO THAT, BASED ON PUBLISHED HOLIDAY SCHEDULES, WE MATURE ALL SEGMENTS ON THE SAME DAY AND START ALL NEW SEGMENTS ON A SUBSEQUENT DAY. THIS DESIGN, AMONG OTHER THINGS, FACILITATES THE ROLL OVER OF MATURING SEGMENT INVESTMENTS INTO NEW SEGMENTS. IT IS POSSIBLE THAT DUE TO EMERGENCY CONDITIONS, AN INDEX CANNOT PROVIDE A PRICE ON A DAY THAT WAS SCHEDULED TO BE A SEGMENT BUSINESS DAY. THESE UNFORESEEN EVENTS CAN HAVE TWO RESULTS. (1) IF THE NYSE EXPERIENCES AN
EMERGENCY CLOSE AND CANNOT PUBLISH A PRICE, WE CANNOT MATURE OR START ANY SEGMENTS FOR ANY INDEX. (2) IF ANY INDEX OTHER THAN THE NYSE EXPERIENCES AN EMERGENCY CLOSE AND CANNOT PUBLISH A PRICE, WE WILL MATURE OR START SEGMENTS
FOR ALL UNAFFECTED INDICES.
SEGMENT DURATION -- THE PERIOD FROM THE SEGMENT START DATE TO THE SEGMENT MATURITY DATE. WE CURRENTLY OFFER SEGMENT DURATIONS OF 1 YEAR, 3 YEARS OR 5 YEARS.

SEGMENT BUFFER -- THE PORTION OF ANY NEGATIVE INDEX PERFORMANCE RATE THAT WE ABSORB ON A SEGMENT MATURITY DATE FOR A PARTICULAR SEGMENT. ANY PERCENTAGE DECLINE IN A SEGMENT'S INDEX PERFORMANCE RATE IN EXCESS OF THE SEGMENT BUFFER REDUCES YOUR SEGMENT MATURITY VALUE. WE CURRENTLY OFFER SEGMENT BUFFERS OF -10%, -20% AND -30% FOR STANDARD SEGMENTS AND -10%, -15% AND -25% FOR CHOICE SEGMENTS.

--------------------------------------------------------------------------------

The following chart lists the current Standard Segment Types:

--------------------------------------------------------------------------------------------------------------------------
                 INDEX                              SEGMENT DURATION                          SEGMENT BUFFER
--------------------------------------------------------------------------------------------------------------------------
S&P 500 Price Return Index                               1 year                                    -10%
--------------------------------------------------------------------------------------------------------------------------
Russell 2000(R) Price Return Index                       1 year                                    -10%
--------------------------------------------------------------------------------------------------------------------------
NASDAQ-100 Price Return Index                            1 year                                    -10%
--------------------------------------------------------------------------------------------------------------------------
MSCI EAFE Price Return Index                             1 year                                    -10%
--------------------------------------------------------------------------------------------------------------------------
MSCI Emerging Markets Price Return Index                 1 year                                    -10%
--------------------------------------------------------------------------------------------------------------------------
Financial Select Sector SPDR Fund                        1 year                                    -10%
--------------------------------------------------------------------------------------------------------------------------
iShares(R) Dow Jones U.S. Real Estate                    1 year                                    -10%
Index Fund
--------------------------------------------------------------------------------------------------------------------------
Gold Index                                               1 year                                    -10%
--------------------------------------------------------------------------------------------------------------------------
Oil Index                                                1 year                                    -10%
--------------------------------------------------------------------------------------------------------------------------
S&P 500 Price Return Index                               3 year                                 -10%; -20%
--------------------------------------------------------------------------------------------------------------------------
Russell 2000(R) Price Return Index                       3 year                                 -10%; -20%
--------------------------------------------------------------------------------------------------------------------------
S&P 500 Price Return Index                               5 year                              -10%; -20%; -30%
--------------------------------------------------------------------------------------------------------------------------
Russell 2000(R) Price Return Index                       5 year                              -10%; -20%; -30%
--------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

The following chart lists the current Choice Segment Types:

--------------------------------------------------------------------------------------------------------------------------
                 INDEX                              SEGMENT DURATION                          SEGMENT BUFFER
--------------------------------------------------------------------------------------------------------------------------
Choice S&P 500 Price Return Index                        3 year                                    -10%
--------------------------------------------------------------------------------------------------------------------------
Choice Russell 2000 Price Return Index                   3 year                                    -10%
--------------------------------------------------------------------------------------------------------------------------
Choice S&P 500 Price Return Index                        5 year                              -10%; -15%; -25%
--------------------------------------------------------------------------------------------------------------------------
Choice Russell 2000 Price Return Index                   5 year                              -10%; -15%; -25%
--------------------------------------------------------------------------------------------------------------------------

ON A SEGMENT MATURITY DATE, THE HIGHEST LEVEL OF PROTECTION IS THE -30% SEGMENT BUFFER (FOR CHOICE SEGMENTS, THE -25% SEGMENT BUFFER) AND LOWEST LEVEL OF PROTECTION IS THE -10% SEGMENT BUFFER.

The Indices are described in more detail below, under the heading "Indices."

Each Standard Segment and Choice Segment has a Performance Cap Rate that we set on the Segment Start Date. See "Performance Cap Rate" below.

STANDARD SEGMENT EXAMPLE: For the S&P 500 Price Return Index/5 year/-20% Segment Type, a Segment could be established as S&P 500 Price Return Index/5 year/-20% with a 30% Performance Cap Rate declared on the Segment Start Date. This means that you will participate in the performance of the S&P 500 Price Return Index for five years starting from the Segment Start Date. If the Index performs positively during this period, your Segment Rate of Return could be as much as 30% for that Segment Duration. If the Index performs negatively during this period, at maturity you will be protected from the first 20% of the Index's decline. If the Index performance is between -20% and 0%, your Segment Return Amount on the Segment Maturity Date will equal your Segment Investment.

CHOICE SEGMENT EXAMPLE: For the Choice S&P 500 Price Return Index/5 year/-10% Segment Type, a Segment could be established as Choice S&P 500 Price Return Index/5 year/-10% with a 65% Performance Cap Rate declared on the Segment Start Date. This means that you will participate in the performance of the S&P 500 Price Return Index for five years starting from the Segment Start Date. If the Index performs positively during this period, your Segment Rate of Return could be as much as 60% for that Segment Duration (65% less the 5% Choice cost). If the Index performs negatively during this period, at maturity you will be protected from the first 10% of the Index's decline. If the Index performance is between -10% and 0%, your Segment Return Amount on the Segment Maturity Date will equal your Segment Investment. Similarly, if the Index performance is between 0% and 5%, then, after deduction of the Choice cost, your Segment Return Amount on the Segment Maturity Date will equal your Segment Investment.

PLEASE NOTE THE FOLLOWING:


..   STANDARD SEGMENT TYPES WITH GREATER PROTECTION TEND TO HAVE LOWER
    PERFORMANCE CAP RATES THAN OTHER STANDARD SEGMENT TYPES THAT USE THE SAME INDEX AND DURATION BUT PROVIDE LESS PROTECTION.

..   CHOICE SEGMENT TYPES WITH GREATER PROTECTION TEND TO HAVE LOWER PERFORMANCE
    CAP RATES THAN OTHER CHOICE SEGMENT TYPES THAT USE THE SAME INDEX AND DURATION BUT PROVIDE LESS PROTECTION.


..   CHOICE SEGMENTS ARE SUBJECT TO DEDUCTION OF THE CHOICE COST. AS A RESULT,
    THE SEGMENT RATE OF RETURN FOR A CHOICE SEGMENT WILL ALWAYS BE LESS THAN
    (A) THE PERFORMANCE CAP RATE AND (B) THE INDEX PERFORMANCE RATE, IF POSITIVE, FOR THAT SEGMENT.

..   DEPENDING ON MARKET PERFORMANCE, IT IS POSSIBLE THAT THE SEGMENT RATE OF
    RETURN FOR A STANDARD SEGMENT MAY BE HIGHER THAN THAT FOR A CHOICE SEGMENT THAT USES THE SAME INDEX, DURATION AND SEGMENT BUFFER. THIS WILL OCCUR IF THE INDEX PERFORMANCE RATE APPLICABLE TO THESE SEGMENTS DOES NOT EXCEED THE PERFORMANCE CAP RATE SET FOR THE STANDARD SEGMENT BY MORE THAN THE CHOICE COST.

..   DEDUCTION OF THE CHOICE COST ON THE SEGMENT MATURITY DATE FOR A CHOICE
    SEGMENT WILL NEVER CAUSE YOU TO LOSE PRINCIPAL. IF THE INDEX PERFORMANCE RATE FOR A CHOICE SEGMENT IS POSITIVE BUT LESS THAN THE APPLICABLE CHOICE COST, THE AMOUNT OF THE CHOICE COST DEDUCTED WILL NOT CAUSE YOUR SEGMENT MATURITY VALUE TO BE LESS THAN YOUR SEGMENT INVESTMENT.

..   IF, ON A SEGMENT START DATE, WE DETERMINE THAT THE PERFORMANCE CAP RATE FOR
    A CHOICE SEGMENT WILL NOT EXCEED THE PERFORMANCE CAP RATE FOR A COMPARABLE STANDARD SEGMENT (I.E., WITH THE SAME INDEX, SEGMENT DURATION, SEGMENT BUFFER AND SEGMENT START DATE) BY AN AMOUNT THAT IS AT LEAST EQUAL TO THE CHOICE COST, WE WILL WAIVE THE CHOICE COST AND DECLARE A PERFORMANCE CAP RATE FOR THE CHOICE SEGMENT THAT IS EQUAL TO THE PERFORMANCE CAP RATE FOR THE STANDARD SEGMENT.

--------------------------------------------------------------------------------
PERFORMANCE CAP RATE -- THE HIGHEST SEGMENT RATE OF RETURN THAT CAN BE CREDITED ON A SEGMENT MATURITY DATE. THE PERFORMANCE CAP RATE IS NOT AN ANNUAL RATE OF RETURN.
INDEX PERFORMANCE RATE -- FOR A SEGMENT, THE PERCENTAGE CHANGE IN THE VALUE OF THE RELATED INDEX FROM THE SEGMENT START DATE TO THE SEGMENT MATURITY DATE. THE INDEX PERFORMANCE RATE MAY BE POSITIVE OR NEGATIVE.
PERFORMANCE CAP THRESHOLD -- A MINIMUM RATE YOU MAY SPECIFY AS A PARTICIPATION REQUIREMENT THAT THE PERFORMANCE CAP RATE FOR A NEW SEGMENT MUST EQUAL OR
EXCEED IN ORDER FOR AMOUNTS TO BE TRANSFERRED FROM A SEGMENT TYPE HOLDING ACCOUNT INTO A NEW SEGMENT.
--------------------------------------------------------------------------------

BOTH THE PERFORMANCE CAP RATE AND THE SEGMENT RATE OF RETURN ARE RATES OF RETURN FROM THE SEGMENT START DATE TO THE SEGMENT MATURITY DATE, NOT ANNUAL RATES OF RETURN, EVEN IF THE SEGMENT DURATION IS LONGER THAN ONE YEAR. THEREFORE THE INDEX PERFORMANCE RATE AND THE PERFORMANCE CAP THRESHOLD ARE ALSO NOT ANNUAL RATES. The performance of the Index, the Performance Cap Rate and the Segment Buffer are all measured from the Segment Start Date to the Segment Maturity Date, and the Performance Cap Rate and Segment Buffer apply if you hold the Segment until the Segment Maturity Date. If you surrender or cancel your contract, die or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. Please see "Your contract's value in the Structured Investment Option" in "Determining your contract's value" later in this Prospectus. A partial withdrawal from a Segment does not affect the Performance Cap Rate and Segment Buffer that apply to any remaining amounts that are held in the Segment through the Segment Maturity Date.

                        CONTRACT FEATURES AND BENEFITS

We reserve the right to offer any or all Segment Types less frequently than monthly or to stop offering any or all of them or to suspend offering any or all of them temporarily. Please see "Suspension, termination and changes to Segment Types" later in this section. All Segment Types may not be available in all states. We may also add Segment Types in the future.

The total number of Segments and Segment Type Holding Accounts that may be active on a contract at any time is 70.

INDICES

Each Segment Type references an Index that determines the performance of its associated Segments. We currently offer Segment Types based on the performance of (1) securities indices, (2) commodities indices and (3) exchange-traded funds. Throughout this Prospectus, we refer to these indices and exchange-traded funds using the term "Index" or, collectively, "Indices." Not all Indices may be available under your contract. Please see "Appendix II:
State contract availability and/or variations of certain features and benefits" later in this Prospectus.

SECURITIES INDICES. The following Securities Indices are currently available:

S&P 500 PRICE RETURN INDEX. The S&P 500 Price Return Index was established by Standard & Poor's. The S&P 500 Price Return Index includes 500 leading companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities. The S&P 500 Price Return Index does not include dividends declared by any of the companies included in this Index.

RUSSELL 2000(R) PRICE RETURN INDEX. The Russell 2000(R) Price Return Index was established by Russell Investments. The Russell 2000(R) Price Return Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000(R) Price Return Index is a subset of the Russell 3000(R) Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000(R) Price Return Index does not include dividends declared by any of the companies included in this Index.

MSCI EAFE PRICE RETURN INDEX. The MSCI EAFE Price Return Index was established by MSCI. The MSCI EAFE Price Return Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US and Canada. As of the date of this Prospectus the MSCI EAFE Price Return Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The MSCI EAFE Price Return Index does not include dividends declared by any of the companies included in this Index.

MSCI EMERGING MARKETS PRICE RETURN INDEX. The MSCI Emerging Markets Price Return Index was established by MSCI. The MSCI Emerging Markets Price Return Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of the date of this prospectus, the MSCI Emerging Markets Price Return Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. The MSCI Emerging Markets Price Return Index does not include dividends declared by any of the companies included in this Index.

NASDAQ-100 PRICE RETURN INDEX. The NASDAQ-100 Price Return Index (the "NASDAQ-100 Index") includes securities of 100 of the largest domestic and international non-financial securities listed on The NASDAQ Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies. The NASDAQ-100 Price Return Index does not include dividends declared by any of the companies included in this Index.

EXCHANGE-TRADED FUNDS. The following exchange-traded funds are currently available:

ISHARES(R) DOW JONES U.S. REAL ESTATE INDEX FUND. The iShares(R) Dow Jones U.S. Real Estate Index Fund seeks investment results that correspond generally to the performance of the Dow Jones U.S. Real Estate Index, which is the underlying index. The underlying index measures the performance of the Real Estate industry of the U.S. equity market, including real estate holding and developing and real estate investment trusts (REITS) subsectors. The iShares(R) Dow Jones U.S. Real Estate Index Fund is an exchange-traded fund. The performance of the iShares(R) Dow Jones U.S. Real Estate Index Fund may not replicate the performance of, and may underperform the underlying index. The price of the iShares(R) Dow Jones U.S. Real Estate Index Fund will reflect expenses and fees that will reduce its relative performance. Moreover, it is also possible that the iShares(R) Dow Jones U.S. Real Estate Index Fund may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the underlying index. Because the return on your Segment Investment (subject to the Performance Cap and downside Segment Buffer protection) is linked to the performance of the iShares(R) Dow Jones U.S. Real Estate Index Fund and not the underlying index, the return on your Segment Investment may be less than that of an alternative investment linked directly to the underlying index or the components of the underlying index. The investment performance of the iShares(R) Dow Jones U.S. Real Estate Index Segment is only based on the closing share price of the Index Fund. The iShares(R) Dow Jones U.S. Real Estate Index Segment does not include dividends and other distributions declared by the Index Fund.


FINANCIAL SELECT SECTOR SPDR(R) FUND. The Financial Select Sector SPDR(R) Fund seeks to closely match the returns and characteristics of the Financial Select Sector Index, which is the underlying index. The underlying index seeks to provide an effective representation of the financial sector of the S&P 500 Index, and includes companies from the following industries: commercial banks, capital markets, diversified financial services, insurance and real estate. Because the return on your Segment Investment (subject to the Performance Cap and downside Segment Buffer protection) is linked to the performance of the Financial Select Sector SPDR(R) Fund and not the underlying index, the return on your Segment Investment may be less than that of an alternative investment linked directly to the underlying index or the components of the underlying index. The investment performance of the Financial Select Sector SPDR(R) Fund Segment is only based on the closing share price of the Fund. The Financial Select Sector SPDR(R) Fund Segment does not include dividends and other distributions declared by the Fund.


COMMODITIES INDICES. The following Commodities Indices are currently available:

GOLD INDEX. The Gold Index measures the performance of the price of gold. The gold price referenced by the Gold Index is the "London Gold Market Fixing Ltd -- LBMA PM Fixing Price/USD", a benchmark price per ounce in U.S. Dollars fixed daily at 3 P.M. London Time by The London Gold Market Fixing Ltd. ("London Gold Fixing"). Visit

                        CONTRACT FEATURES AND BENEFITS
www.lbma.org.uk to see the current gold price set by London Gold Fixing and to access daily price data going back to 1968 (select Statistics | Historical Statistics | Gold Fixings).

OIL INDEX. The Oil Index measures the performance of the price of crude oil. The oil price referenced by the Oil Index is the price of the "NYMEX West Texas Intermediate Crude Oil Generic Front-Month Futures" contract (the "WTI Contract"), a benchmark contract price in U.S. Dollars for a barrel of West Texas Intermediate crude oil. The Oil Index uses the daily closing price of the WTI Contract on the New York Mercantile Exchange. Visit www.cmegroup.com/trading/energy/crude-oil/light-sweet-crude-cash-settled.html to see the current WTI Contract price and to access historical price information (click the Charts link associated with a particular contract).

Please see Appendix IV later in this Prospectus for important information regarding the publishers of the Indices.

SEGMENT TYPE HOLDING ACCOUNTS

Any contribution or transfer designated for a Segment Type will be allocated to the corresponding Segment Type Holding Account until the Segment Start Date. The Segment Type Holding Accounts are part of the EQ/Money Market variable investment option. The Segment Type Holding Accounts have the same rate of return as the EQ/Money Market variable investment option. You must transfer or contribute to the Segment Type Holding Account for the corresponding Segment Type if you want to invest in a Segment; you cannot transfer or contribute directly to a Segment.

You can transfer amounts from a Segment Type Holding Account into any of the variable investment options, or another Segment Type Holding Account at any time up to the close of business on the last business day before the Segment Start Date.

SEGMENT START DATE

Each Segment will have a Segment Start Date, which is generally the second Segment Business Day occurring after the 13th of the month. However, the Segment Start Date may sometimes be a later date under certain circumstances. Please see "Setting the Segment Maturity Date and Segment Start Date" below.

PERFORMANCE CAP RATE

The Performance Cap Rate determines the maximum Segment Rate of Return that each Segment will be credited with on the Segment Maturity Date. We will declare a Performance Cap Rate for each Segment on the Segment Start Date.

--------------------------------------------------------------------------------
SEGMENT RATE OF RETURN -- THE RATE OF RETURN EARNED BY A SEGMENT AS CALCULATED ON THE SEGMENT MATURITY DATE. THE SEGMENT RATE OF RETURN IS CALCULATED DIFFERENTLY FOR STANDARD SEGMENTS AND CHOICE SEGMENTS.

..   FOR STANDARD SEGMENTS:  IF THE INDEX PERFORMANCE RATE IS POSITIVE, THEN THE
    SEGMENT RATE OF RETURN IS A RATE EQUAL TO THE INDEX PERFORMANCE RATE, BUT NOT MORE THAN THE PERFORMANCE CAP RATE. IF THE INDEX PERFORMANCE RATE IS NEGATIVE, BUT DECLINES BY A PERCENTAGE LESS THAN OR EQUAL TO THE SEGMENT BUFFER, THEN THE SEGMENT RATE OF RETURN IS 0%. IF THE INDEX PERFORMANCE
    RATE IS NEGATIVE, AND DECLINES BY MORE THAN THE SEGMENT BUFFER, THEN THE SEGMENT RATE OF RETURN IS NEGATIVE, BUT WILL NOT REFLECT THE FIRST -10%, -20% OR -30% OF DOWNSIDE PERFORMANCE, DEPENDING ON THE SEGMENT BUFFER APPLICABLE TO THAT SEGMENT.

..   FOR CHOICE SEGMENTS.  IF THE INDEX PERFORMANCE RATE IS EQUAL TO OR EXCEEDS
    THE PERFORMANCE CAP RATE, THEN THE SEGMENT RATE OF RETURN IS A RATE EQUAL
    TO THE PERFORMANCE CAP RATE MINUS THE CHOICE COST. IF THE INDEX PERFORMANCE RATE IS POSITIVE BUT LESS THAN THE PERFORMANCE CAP RATE, THEN THE SEGMENT RATE OF RETURN IS A RATE EQUAL TO THE GREATER OF (A) THE INDEX PERFORMANCE RATE MINUS THE CHOICE COST AND (B) ZERO. IF THE INDEX PERFORMANCE RATE IS NEGATIVE, BUT DECLINES BY A PERCENTAGE LESS THAN OR EQUAL TO THE SEGMENT BUFFER, THEN THE SEGMENT RATE OF RETURN IS ZERO. IF THE INDEX PERFORMANCE RATE IS NEGATIVE, AND DECLINES BY MORE THAN THE SEGMENT BUFFER, THEN THE SEGMENT RATE OF RETURN IS NEGATIVE, BUT WILL NOT REFLECT THE FIRST -10%, -15% OR -25% OF DOWNSIDE PERFORMANCE, DEPENDING ON THE SEGMENT BUFFER APPLICABLE TO THAT SEGMENT.
--------------------------------------------------------------------------------

Please note that this means that you will not know the Performance Cap Rate for a new Segment until after your account value has been transferred from the corresponding Segment Type Holding Account into the Segment. You may not transfer out of a Segment before the Segment Maturity Date. Please see "Transfers" below. For this reason, we permit you to specify a Performance Cap Threshold, which we describe below under "Segment Participation Requirements." For more information regarding transfer restrictions, please see "Transferring your account value" later in this Prospectus.

PLEASE NOTE THAT THE PERFORMANCE CAP RATE AND SEGMENT RATE OF RETURN ARE CUMULATIVE RATES OF RETURN FROM THE SEGMENT START DATE TO THE SEGMENT MATURITY DATE, NOT ANNUAL RATES, EVEN IF THE SEGMENT DURATION IS LONGER THAN ONE YEAR. THE PERFORMANCE CAP RATE IS SET AT OUR SOLE DISCRETION.

SEGMENT PARTICIPATION REQUIREMENTS

Provided that all participation requirements are met, all amounts allocated to a Segment Type that are in the associated Segment Type Holding Account as of the close of business on the business day preceding the Segment Start Date, plus any earnings on those amounts, will be transferred into the new Segment on the Segment Start Date. However, amounts transferred into the Segment Type Holding Account on the Segment Start Date itself will not be included in any new Segment created that day. These amounts will remain in the Segment Type Holding Account until they are transferred out or the next Segment Start Date on which the participation requirements are met for the amounts to be transferred into a new Segment.

The participation requirements are as follows: (1) Segment is available;
(2) Segment Maturity Date Requirement is met; and (3) Performance Cap Threshold is met. If these requirements are met, your account value in the Segment Type Holding Account will be transferred into a new Segment. This amount is your initial Segment Investment. Once your account value has been swept from a Segment Type Holding Account into a Segment, transfers into or out of that Segment before its Segment Maturity Date are not permitted.

(1) SEGMENT IS AVAILABLE. The Segment must actually be created on the Segment Start Date as scheduled. We may suspend or terminate any Segment Type, at our sole discretion, at any time. If we terminate a Segment Type, no new Segments of that Segment Type will be created, and the amount that would have been transferred to the Segment will be transferred to the EQ/Money Market variable investment option instead. If we suspend a Segment Type, no new Segments of that Segment Type will be created until the suspension ends, and the amount that would have been transferred to the Segment will remain in the Segment Type Holding Account.

                        CONTRACT FEATURES AND BENEFITS

(2) SEGMENT MATURITY DATE REQUIREMENT IS MET. The Segment Maturity Date must occur on or before the contract maturity date. If the Segment Maturity Date is after the contract maturity date, your account value in the Segment Type Holding Account will be transferred to the EQ/Money Market variable investment option.

(3) PERFORMANCE CAP THRESHOLD IS MET. When you allocate a contribution or transfer account value to a Segment Type, you may also specify a Performance Cap Threshold. The Performance Cap Threshold represents the minimum Performance Cap Rate you find acceptable for a particular Segment. As long as it remains in effect, the Performance Cap Threshold will prevent your value in the Segment Type Holding Account from being transferred into the corresponding Segment unless the Performance Cap Threshold is equal to or exceeded by the Performance Cap Rate we declare on the Segment Start Date, assuming the other participation requirements are met. Performance Cap Thresholds are expressed as whole percentage rates.

--------------------------------------------------------------------------------
PERFORMANCE CAP THRESHOLD -- A MINIMUM RATE YOU MAY SPECIFY AS A PARTICIPATION REQUIREMENT THAT THE PERFORMANCE CAP RATE FOR A NEW SEGMENT MUST EQUAL OR
EXCEED IN ORDER FOR AMOUNTS TO BE TRANSFERRED FROM A SEGMENT TYPE HOLDING ACCOUNT INTO A NEW SEGMENT.
--------------------------------------------------------------------------------

For example, for a given Segment Type, you may specify a Performance Cap Threshold of 10%. If we set a Performance Cap Rate of 10% or higher for the next available Segment of that Segment Type, then we will transfer your account value in the applicable Segment Type Holding Account to the new Segment on the Segment Start Date, provided all other participation requirements are met. However, if we set the Performance Cap Rate at 9.9% for that Segment, your account value will not be transferred to the new Segment.

If you have allocated amounts to multiple Segment Types in a particular month, you may specify a different Performance Cap Threshold for each Segment Type.


The Performance Cap Threshold operates in the same manner for Standard Segments and Choice Segments. When determining whether the Performance Cap Threshold for a Choice Segment has been satisfied, we do not take into account the Choice cost associated with that Segment. For example, assume you allocate account value to a 3-year Choice Segment with a 3% Choice cost, and you set a Performance Cap Threshold of 38%. If we set a Performance Cap Rate of 40% for that Segment, your Performance Cap Threshold will be satisfied and your account value will be transferred into the Segment, even though the maximum Segment Rate of Return you can earn will be 37%.


You are not required to specify a Performance Cap Threshold, but doing so provides you with additional flexibility in managing your contract. The Performance Cap Threshold is an option for owners who want to invest in a particular Segment Type only if we set a Performance Cap Rate at a certain level or higher. If we declare a Performance Cap Rate that is lower than the Performance Cap Threshold you specify, you will not be invested in that Segment and your contribution will remain in that Segment Type Holding Account until the Performance Cap Threshold is no longer in effect or you provide us with alternative instructions.

We do not require that you specify a Performance Cap Threshold because some owners may wish to invest in a Segment regardless of the particular Performance Cap Rate. If you do not specify a threshold, you risk the possibility that the Performance Cap Rate established will have a lower cap on returns than you would otherwise find acceptable. You may wish to discuss with your financial professional whether to specify a Performance Cap Threshold and, if so, at what percentage.

If you do not specify a Performance Cap Threshold, then we will transfer your account value from the Segment Type Holding Account into a Segment if the other participation requirements are met, regardless of the Performance Cap Rate that we set.

In order for a new Performance Cap Threshold to be effective for a forthcoming Segment, you must set it at least one day prior to the Segment Start Date. Similarly, while you can change an existing Performance Cap Threshold at any time, the revised Performance Cap Threshold will only apply to a Segment if you make the change at least one day prior to the Segment Start Date. This means that if you set a new or change an existing Performance Cap Threshold on a Segment Start Date, that new or revised Performance Cap Threshold will not affect the participation requirements for any Segment created that day. For example if you have a Performance Cap Threshold on file of 12%, but change it to 15% on a Segment Start Date, any amounts in that Segment Type Holding Account will be transferred into a new Segment of that Segment Type that we create that day with a Participation Cap Rate of 13%, if the other participation requirements are met.

If you specify a Performance Cap Threshold, the time period for which it will remain in effect depends on when your Structured Capital Strategies(R) contract was issued:

..   For contracts issued prior to August 25, 2014, a Performance Cap Threshold will remain in effect until the later of 90 days after we receive your election and the date amounts in the Segment Type Holding Account are transferred into a Segment. If you specify a Performance Cap Threshold on the required form in connection with your application, the 90 days will be measured from your contract date.

..   For contracts issued on or after August 25, 2014, a Performance Cap
    Threshold will remain in effect until the day after the third scheduled Segment Start Date following your Performance Cap Threshold election. This means that if the declared Performance Cap Rate for a Segment has not matched or exceeded your Performance Cap Threshold on any of the three scheduled Segment Start Dates following your election, any amounts in the applicable Segment Type Holding Account (including any funds transferred to that holding account after your election) on the business day immediately preceding the fourth scheduled Segment Start Date after your election will be transferred into the Segment created on that Segment Start Date, unless you renew the Performance Cap Threshold prior to that date.


   In addition, if your Performance Cap Threshold was satisfied on the first or second scheduled Segment Start Date following your election and amounts in the applicable Segment Type Holding Account were transferred into a Segment, the Performance Cap Threshold will continue to apply to any amounts you subsequently transfer into that Segment Type Holding Account until the day after the third scheduled Segment Start Date following your election. A "scheduled Segment Start Date" includes any date on which a Segment would have started had not the associated Segment Type been suspended as of that date. A suspension of the Segment Type will not extend the Performance Cap Threshold effective-through date.


In all cases, if you complete a new Performance Cap Threshold election, it will override any existing Performance Cap Threshold then in effect. Transferring funds from a Segment Holding Account to one of the variable investment options will not terminate a Performance Cap Threshold you may have set for the Segment Type associated with that Segment Holding Account.

If you elect to invest in the Dollar Cap Averaging Program or, at issue, elect to invest using Pre-Packaged Segment Selection, you may not specify a Performance Cap Threshold and any Performance Cap Threshold previously established will no longer be valid. By making

                        CONTRACT FEATURES AND BENEFITS
these elections, you agree that your investment will be transferred into your selected Segments at any declared Performance Cap Rate.

SEGMENT MATURITY DATE

Your Segment Maturity Date is generally the first Segment Business Day occurring after the 13th day of the same month as the Segment Start Date in the calendar year in which the Segment Duration ends. However, the Segment Maturity Date in a particular month may be a later date under certain circumstances. Please see "Setting the Segment Maturity Date and Segment Start Date" below.

You will receive advance notice of maturing Segments in which you are currently invested in your quarterly statement. You may also elect to receive a second advance notice of maturing Segments in which you are currently invested. The additional notice service is available by mail or electronically and is provided at least 30 days before a Segment Maturity Date. There is no charge for this service. We reserve the right to discontinue this service at any time. Please speak with your financial professional or call us for additional information about electing this service.

You may specify maturity instructions that tell us how to allocate the Segment Maturity Value among the investment options and you can change these instructions at any time. You may tell us either to follow your allocation instructions on file for new contributions, to withdraw all or part of your Segment Maturity Value, or to transfer your Segment Maturity Value to the next available Segment of the same Segment Type, provided the participation requirements are met. While you may specify or change your maturity instructions for maturing Segments at any time until the close of business on the Segment Maturity Date, we recommend submitting new or revised instructions at least five business days prior to the Segment Maturity Date.

--------------------------------------------------------------------------------
SEGMENT MATURITY VALUE -- THE VALUE OF YOUR INVESTMENT IN A SEGMENT ON THE SEGMENT MATURITY DATE.
--------------------------------------------------------------------------------

As stated above, you may elect to have maturing Segments invested according to your allocation instructions on file, and those instructions may include allocations to different Segment Types, or you may elect to transfer your Segment Maturity Value to the next available Segment of the same Segment Type in which you are currently invested. If you take either of these steps, then the designated portion of your Segment Maturity Value will be transferred to the corresponding Segment Type Holding Account, as of the close of business on the Segment Maturity Date. Assuming that all participation requirements are met, the designated amounts will be treated like any other amounts in a Segment Type Holding Account. On the next Segment Start Date, the designated amounts in the Segment Type Holding Account will be transferred into the corresponding Segment. Typically, this means the designated amounts would be held in a Segment Type Holding Account for one business day.

If you have not provided us with maturity instructions, the Segment Maturity Value will be transferred to the Segment Type Holding Account for the same Segment Type as the maturing Segment, unless you chose the Pre-Packaged Segments (in which case the Segment Maturity Value will be invested according to your allocation instructions on file). Your Segment Maturity Value would then be transferred from that Segment Type Holding Account into the next Segment of that Segment Type on the Segment Start Date except that:

..   if the next Segment to be created in the Segment Type would not meet the
    Segment Maturity Date Requirement or that Segment Type has been terminated, we will instead transfer your Segment Maturity Value to the EQ/Money Market variable investment option; and

..   if you designate a Performance Cap Threshold that is not met on the next
    Segment Start Date or if the Segment Type has been suspended, your Segment Maturity Value will remain in the Segment Type Holding Account.

If you are impacted by these delays, you may transfer your Segment Maturity Value into another Segment Type Holding Account or any other variable investment option at any time before the next month's Segment Start Date.

SEGMENT MATURITY VALUE

On the Segment Maturity Date, we calculate your Segment Maturity Value using your Segment Investment and the Segment Rate of Return.

For Standard Segments, the Segment Rate of Return is equal to the Index Performance Rate, subject to the Performance Cap Rate and Segment Buffer, as follows:

---------------------------------------------------------------------------------
    IF THE INDEX PERFORMANCE RATE:       YOUR SEGMENT RATE OF RETURN WILL BE:
---------------------------------------------------------------------------------
exceeds the                              positive, equal to the Performance Cap
Performance Cap Rate                     Rate
---------------------------------------------------------------------------------
is positive but less than the            positive, equal to the Index
Performance Cap Rate                     Performance Rate
---------------------------------------------------------------------------------
is flat or negative by a percentage      equal to 0%
equal to or less than the Segment Buffer
---------------------------------------------------------------------------------
is negative by a percentage greater      negative, to the extent of the
than the Segment Buffer                  percentage exceeding the Segment Buffer
---------------------------------------------------------------------------------

For Choice Segments, the Segment Rate of Return is equal to the Index Performance Rate, subject to the Performance Cap Rate, Segment Buffer and application of the Choice cost, as follows:

---------------------------------------------------------------------------------
    IF THE INDEX PERFORMANCE RATE:       YOUR SEGMENT RATE OF RETURN WILL BE:
---------------------------------------------------------------------------------
exceeds the Performance Cap Rate         positive, equal to the Performance Cap
                                         Rate less the Choice cost
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
    IF THE INDEX PERFORMANCE RATE:       YOUR SEGMENT RATE OF RETURN WILL BE:
---------------------------------------------------------------------------------
is positive and exceeds the Choice cost  positive, equal to the Index
but is less than the Performance Cap     Performance Rate less the Choice cost
Rate
---------------------------------------------------------------------------------
is positive but does not exceed the      equal to 0%
Choice cost
---------------------------------------------------------------------------------
is flat or negative by a percentage      equal to 0%
equal to or less than the Segment Buffer
---------------------------------------------------------------------------------
Is negative by a percentage greater      negative, to the extent of the
than the Segment Buffer                  percentage exceeding the Segment Buffer
---------------------------------------------------------------------------------

Your Segment Maturity Value is calculated as follows:

We multiply your Segment Investment by your Segment Rate of Return to get your Segment Return Amount. Your Segment Maturity Value is equal to your Segment Investment plus or minus your Segment Return Amount. Your Segment Return Amount may be negative, in which case your Segment Maturity Value will be less than your Segment Investment. All of these values are based on the value of the relevant Index

                        CONTRACT FEATURES AND BENEFITS
on the Segment Start Date and the Segment Maturity Date. Any fluctuations in the value of the Index between those dates is ignored in calculating the Segment Maturity Value.

STANDARD SEGMENT EXAMPLES

Assume that you invest $1,000 in an S&P 500 Price Return Index, 5-year Segment with a -20% Segment Buffer, we set the Performance Cap Rate for that Segment at 30%, and you make no withdrawal from the Segment. If the S&P 500 Price Return Index is 35% higher on the Segment Maturity Date than on the Segment Start Date, you will receive a 30% Segment Rate of Return, and your Segment Maturity Value would be $1,300. We reach that amount as follows:

..   The Index Performance Rate (35%) is greater than the Performance Cap Rate
    (30%), so the Segment Rate of Return (30%) is equal to the Performance Cap Rate.

..   The Segment Return Amount ($300) is equal to the product of the Segment
    Investment ($1,000) multiplied by the Segment Rate of Return (30%).

..   The Segment Maturity Value ($1,300) is equal to the Segment Investment
    ($1,000) plus the Segment Return Amount ($300).

If the S&P Price Return Index is only 26% higher on the Segment Maturity Date than on the Segment Start Date, then you will receive a 26% Segment Rate of Return, and your Segment Maturity Value would be $1,260. We reach that amount as follows:

..   The Index Performance Rate (26%) is less than the Performance Cap Rate
    (30%), so the Segment Rate of Return (26%) is equal to the Index Performance Rate.

..   The Segment Return Amount ($260) is equal to the product of the Segment
    Investment ($1,000) multiplied by the Segment Rate of Return (26%).

..   The Segment Maturity Value ($1,260) is equal to the Segment Investment
    ($1,000) plus the Segment Return Amount ($260).

If the S&P Price Return Index is 10% lower on the Segment Maturity Date than on the Segment Start Date, then you will receive a 0% Segment Rate of Return, and your Segment Maturity Value would be $1,000. We reach that amount as follows:

..   The Index Performance Rate is -10% and the Segment Buffer absorbs the first
    20% of negative performance, so the Segment Rate of Return is 0%.

..   The Segment Return Amount ($0) is equal to the product of the Segment
    Investment ($1,000) multiplied by the Segment Rate of Return (0%).

..   The Segment Maturity Value ($1,000) is equal to the Segment Investment
    ($1,000) plus the Segment Return Amount ($0).

If the S&P Price Return Index is 30% lower on the Segment Maturity Date than on the Segment Start Date, then you will receive a -10% Segment Rate of Return, and your Segment Maturity Value would be $900. We reach that amount as follows:

..   The Index Performance Rate is -30% and the Segment Buffer absorbs the first
    20% of negative performance, so the Segment Rate of Return is -10%.

..   The Segment Return Amount (-$100) is equal to the product of the Segment
    Investment ($1,000) multiplied by the Segment Rate of Return (-10%).

..   The Segment Maturity Value ($900) is equal to the Segment Investment
    ($1,000) plus the Segment Return Amount (-$100).

CHOICE SEGMENT EXAMPLES

Assume that you invest $1,000 in a Choice S&P 500 Price Return Index, 5-year Segment with a -10% Segment Buffer and 5% Choice cost, we set the Performance Cap Rate for that Segment at 65%, and you make no withdrawal from the Segment. If the S&P 500 Price Return Index is 70% higher on the Segment Maturity Date than on the Segment Start Date, you will receive a 60% Segment Rate of Return, and your Segment Maturity Value would be $1,600. We reach that amount as follows:

..   The Index Performance Rate (70%) is greater than the Performance Cap Rate
    (65%), so the Segment Rate of Return (60%) is equal to the Performance Cap Rate less the Choice cost (5%).

..   The Segment Return Amount ($600) is equal to the product of the Segment
    Investment ($1,000) multiplied by the Segment Rate of Return (60%).

..   The Segment Maturity Value ($1,600) is equal to the Segment Investment
    ($1,000) plus the Segment Return Amount ($600).

If the S&P Price Return Index is only 50% higher on the Segment Maturity Date than on the Segment Start Date, then you will receive a 45% Segment Rate of Return, and your Segment Maturity Value would be $1,450. We reach that amount as follows:

..   The Index Performance Rate (50%) is less than the Performance Cap Rate
    (65%), so the Segment Rate of Return (45%) is equal to the Index Performance Rate less the Choice cost (5%).

..   The Segment Return Amount ($450) is equal to the product of the Segment
    Investment ($1,000) multiplied by the Segment Rate of Return (45%).

..   The Segment Maturity Value ($1,450) is equal to the Segment Investment
    ($1,000) plus the Segment Return Amount ($450).

If the S&P Price Return Index is only 2% higher on the Segment Maturity Date than on the Segment Start Date, then you will receive a 0% Segment Rate of Return, and your Segment Maturity Value would be equal to your initial Segment Investment of $1,000. We reach that amount as follows:

..   The Index Performance Rate (2%) is less than both the Performance Cap Rate
    (65%) and the Choice cost (5%), so the Segment Rate of Return (0%) is equal to the Index Performance Rate less the Choice cost (amount deducted is reduced to 2%).

..   The Segment Return Amount ($0) is equal to the product of the Segment
    Investment ($1,000) multiplied by the Segment Rate of Return (0%).

..   The Segment Maturity Value ($1,000) is equal to the Segment Investment
    ($1,000) plus the Segment Return Amount ($0).

If the S&P Price Return Index is 5% lower on the Segment Maturity Date than on the Segment Start Date, then you will receive a 0%

                        CONTRACT FEATURES AND BENEFITS

Segment Rate of Return, and your Segment Maturity Value would be $1,000. We reach that amount as follows:

..   The Index Performance Rate is -5% and the Segment Buffer absorbs the first
    10% of negative performance, so the Segment Rate of Return is 0% (there is no Choice cost deduction).

..   The Segment Return Amount ($0) is equal to the product of the Segment
    Investment ($1,000) multiplied by the Segment Rate of Return (0%).

..   The Segment Maturity Value ($1,000) is equal to the Segment Investment
    ($1,000) plus the Segment Return Amount ($0).

If the S&P Price Return Index is 30% lower on the Segment Maturity Date than on the Segment Start Date, then you will receive a -20% Segment Rate of Return, and your Segment Maturity Value would be $800. We reach that amount as follows:

..   The Index Performance Rate is -30% and the Segment Buffer absorbs the first
    10% of negative performance, so the Segment Rate of Return is -20% (there is no Choice cost deduction).

..   The Segment Return Amount (-$200) is equal to the product of the Segment
    Investment ($1,000) multiplied by the Segment Rate of Return (-20%).

..   The Segment Maturity Value ($800) is equal to the Segment Investment
    ($1,000) plus the Segment Return Amount (-$200).

SETTING THE SEGMENT MATURITY DATE AND SEGMENT START DATE

There will be a Segment Maturity Date and Segment Start Date each month that the contract is outstanding. The Segment Maturity Date for Segments maturing in a given month and the Segment Start Date for new Segments starting in that same month will always be scheduled to occur on the first two consecutive business days that are also Segment business days occurring after the 13th of a month.

Please see Appendix V later in this prospectus for a demonstration of the effects that weekends and scheduled holidays can have on the Segment Maturity Date and the Segment Start Date.

EFFECT OF AN EMERGENCY CLOSE. Segments are scheduled to mature and start on Segment Business Days. The Segment Maturity Date for Segments maturing in a given month and the Segment Start Date for new Segments starting in that same month will always occur on the first two consecutive business days that are also Segment Business Days occurring after the 13th of the month. It is possible that an Index could experience an emergency close on a Segment Business Date, thereby affecting the Index's ability to publish a price and our ability to mature or start Segments based on the affected Index. Emergency closes can have two consequences.

1. If the New York Stock Exchange ("NYSE") experiences an emergency close and cannot publish any prices, we will delay the maturity or start of all Segments for all Indices.

2. If any Index other than the NYSE experiences an emergency close, we will delay the maturity and start of the Segments using the affected Index and mature or start Segments for all unaffected Indices.

The emergency closure of an INDEX OTHER THAN THE NYSE can have a different effect if it occurs on a Segment Maturity Date rather than a Segment Start Date.

..   IF AN EMERGENCY CLOSE OCCURS ON A SCHEDULED SEGMENT MATURITY DATE, then the
    Segment Maturity Date for that Segment will be delayed until the next Segment Business Day. The next Segment Business Day would be the Segment Start Date. If the emergency close only lasted that one day, the Segment Start Date and the Segment Maturity Date for the affected Segment would occur on the same day.

   -- For example, assume Monday the 14th is the scheduled Segment Maturity
      Date in a given month. If the NYMEX does not open due to an emergency condition, there would be no reference price that day for the Oil Index. If the NYSE opened on the 14th, the S&P 500 Price Return Index and Russell 2000(R) Price Return Index would be published. In this case, the Segment Maturity Date for any Segments based on the S&P 500 Price Return Index or Russell 2000 Price Return Index would be Monday the 14th. Any Segment based on the Oil Index that was scheduled to mature on the 14th of that month could not mature, because we would not have a price with which to calculate the Segment Maturity Value. This would mean the Segment Maturity Date for Segments that utilize the S&P 500 Price Return Index or Russell 2000(R) Price Return Index would be Monday the 14th, and if the NYMEX opens on the Tuesday the 15th the Segment Maturity Date for Segments that utilize the Oil Index would be Tuesday the 15th. However, the Segment Start Date for all new Segments created that month (including both those that utilize the S&P 500 Price Return Index or Russell 2000(R) Price Return Index and those that utilize the Oil Index) would be Tuesday the 15th.

..   IF AN EMERGENCY CLOSE OCCURS ON AN INDEX OTHER THAN THE NYSE ON A SCHEDULED
    SEGMENT START DATE, then we would not create Segments that utilize the affected Index. However, on that day we would create Segments that utilize unaffected Indices. Consequently, Segment Maturity Values designated for Segment Types that utilize an affected Index would not be allocated to Segments that month and would remain in the corresponding Segment Type Holding Account.

   -- For example, assume that only the Oil Index could not mature on the 14th or the 15th. This would mean that the Segment Maturity Date for Segments that utilize the S&P 500 Price Return Index or the Russell 2000(R) Price Return Index would be Monday the 14th and the Segment Start Date for those indices would be Tuesday the 15th. However, Segments that utilize the Oil Index would be matured at the next available price after the 15th and, consequently, could not participate in Segments established for that month. The resulting Segment Maturity Values would remain in the corresponding Segment Type Holding Account until the following month or until further instruction was provided from the contract owner.

If the conditions that cause an emergency close persist, we will use reasonable efforts to calculate the Segment Maturity Value of any affected Segments. If the affected Index cannot be priced within eight days, we will contact a calculating agency, normally a bank we have a contractual relationship with, which will determine a price to reflect a reasonable estimate of the Index level.

                        CONTRACT FEATURES AND BENEFITS

SUSPENSION, TERMINATION AND CHANGES TO SEGMENT TYPES AND INDICES

We may decide at any time until the close of business on each Segment Start Date whether to offer any or all of the Segment Types described in this Prospectus on a Segment Start Date for a particular Segment. We may suspend a Segment Type for a month or a period of several months, or we may terminate a Segment Type entirely.

If a Segment Type is suspended, your account value will remain in the Segment Type Holding Account until a Segment of that Segment Type is offered or you transfer out of the Segment Type Holding Account. We will provide you with written confirmation when money is not transferred from a Segment Type Holding Account into a segment due to the suspension of a Segment Type.

If a Segment Type is terminated, your account value in the corresponding Segment Type Holding Account will be defaulted into the EQ/Money Market variable investment option on the date that would have been the Segment Start Date.

We have the right to substitute an alternative index prior to Segment Maturity if the publication of one or more Indices is discontinued or at our sole discretion we determine that our use of such Indices should be discontinued or if the calculation of one or more of the Indices is substantially changed. In addition, we reserve the right to use any or all reasonable methods to end any outstanding Segments that use such Indices. We also have the right to add additional Indices under the contract at any time. We would provide notice about the use of additional or alternative Indices, as soon as practicable, in a supplement to this Prospectus. If an alternative index is used, its performance could impact the Index Performance Rate, Segment Rate of Return, Segment Maturity Value and Segment Interim Value. An alternative index would not change the Segment Buffer or Performance Cap Rate for an existing Segment. If a similar index cannot be found, we will end the affected Segments prematurely by applying the Performance Cap Rate and Segment Buffer that were established on the applicable Segment Start Date to the actual gains or losses on the original Index as of the date of termination. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced index. For example, if the Russell 2000(R) Index were not available, we might use the NASDAQ or the S&P 400 Price Return Index.

We reserve the right to offer any or all Segment Types less frequently than monthly or to stop offering any or all of them or to suspend offering any or all of them temporarily. If we stop offering or suspend certain Segment Types, each existing Segment of those Segment Types will remain invested until its respective Segment Maturity Date.

DOLLAR CAP AVERAGING PROGRAM

Our Dollar Cap Averaging Program ("Program") is an administrative service designed to systematically invest in any of the available Segments over a period of either three or six months. The Program invests in the dollar cap averaging account, which is part of the EQ/Money Market variable investment option. The dollar cap averaging account has the same rate of return as the EQ/Money market variable investment option. The Program allows you to gradually allocate amounts to available Segment Type Holding Accounts by periodically transferring approximately the same dollar amount to your selected Segment Type Holding Accounts. Regular allocations to the Segment Type Holding Accounts will allow you to invest in the Segments at different Performance Cap Rates. Therefore, you may get a higher average cap over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses. We may, at any time, exercise our right to terminate transfers to any of the Segment Type Holding Accounts, limit the number of Segments which you may elect or discontinue offering the Program.

Under the Dollar Cap Averaging Program, the following applies:

..   The minimum initial contribution required to establish a Program is $25,000.

..   There is no minimum contribution requirement for subsequent contributions to an existing Program. Subsequent contributions do not extend the time period of the Program. Subsequent contributions will increase the amount of each periodic transfer into the designated Segment Type Holding Account(s) for the remainder of the Program.

..   The Program can be funded from both new contributions to your contract and transfers from the investment options, including the EQ/Money Market variable investment option.

..   If you elect to invest in the Program at contract issue, 100% of your initial contribution must be allocated to the Program. In other words, your initial contribution cannot be split between your Program and any other investment option available under the contract.

..   Your allocation instructions for the Program must match your allocation instructions on file on the day the Program is established. If you change your allocation instructions on file, the instructions for your Program will change to match your new allocation instructions.

..   You may not specify a Performance Cap Threshold if you elect to invest in the Program. This means you will invest in the Segment(s) based on the Performance Cap Rate declared on the Segment Start Date.

..   We offer time periods of 3 and 6 months. We may also offer other time periods. You may only have one time period in effect at any time and once you select a time period, you may not change it.

..   Currently, your account value will be transferred from the Program into your designated Segment Type Holding Accounts on a monthly basis. We may offer the Program in the future with transfers on a different basis. You can learn more about the Program by contacting your financial professional or our processing office.

..   Transfers from the dollar cap averaging account into the designated Segment
    Type Holding Account(s) will occur the business day preceding the next Segment Start Date. For example, if a contract is issued on January 5th and the next Segment Start Date is January 15th and January 14th is a business day, the first transfer from the dollar cap averaging account into the designated Segment Type Holding Account(s) will occur on January 14th.

..   Any transfers or withdrawals from the dollar cap averaging account will terminate the Program. Upon termination, all funds will be transferred to the investment options according to your allocation instructions. However, any forced withdrawals from the dollar cap averaging account as a result of an RMD will not terminate the Program.

                        CONTRACT FEATURES AND BENEFITS

..   If a Segment Type is suspended, any amount in the dollar cap averaging account destined for that Segment will be transferred to the Segment Type Holding Account. It will remain there until the next Segment Start Date on which the Segment is not suspended. If one of the Segment Types is terminated or discontinued, the value in the terminated Segment Type Holding Account will be moved to the EQ/Money Market variable investment option and the Program will continue.

..   You may cancel your participation in the Program at any time by notifying us in writing. If you terminate your Program, we will transfer any amount remaining in the dollar cap averaging account to the investment options according to your allocation instructions.

PRE-PACKAGED SEGMENT SELECTION
(available at contract issue only to contracts purchased on or after June 24,
2013)

Pre-Packaged Segment Selections ("packages") are only available at contract issue. You may select only one package and you must allocate 100% of your initial contribution to that package. Each package consists of several Segment Types, to which specified percentages of your contribution will be allocated. If you elect to invest in one of these packages, we will invest your initial contribution among the Segment Types within the package according to the specified allocation percentages.

You may not specify a Performance Cap Threshold if you select a package. This means you will invest in the Segments based on the Performance Cap Rate declared on the Segment Start Date.

Your account value in a package will not be rebalanced during the Segment Duration. We will only rebalance your investment to account for varying performance among the Segments in the package on the Segment Maturity Date, when your Segment Maturity Value will be reallocated according to the original allocation percentages of your package.

If you make a subsequent contribution to your contract, that contribution will be invested according to the allocation percentages of your package. If you submit new allocation instructions after contract issue, but before the Segment Start Date for the package, these instructions will replace your existing instructions and will terminate your package. Similarly, if you submit new allocation instructions after the Segment Start Date for a package, these instructions will replace your existing instructions and will terminate your package on the Segment Maturity Date. In either case, you will not be able to select a new package. However, you can always submit new instructions that replicate the allocation percentages under an existing package. At issue, you may also elect to invest in a package through the Dollar Cap Averaging Program.

If you are interested in the Pre-Packaged Segment Selection feature, you should work with your financial professional to select the package that is appropriate for you, in light of your investment time horizon, investment goals and expectations and market risk tolerance, and other relevant factors. In providing these packages, we are not providing investment advice. You are responsible for determining which package is best for you. Investing by means of Pre-Packaged Segment Selection does not ensure a profit or protect against a loss. The composition of the packages we offer may vary over time. The composition of the package you select will not change unless a Segment Type is terminated or you terminate your package by amending your allocation instructions. If one of the Segment Types is terminated or discontinued, the value in the terminated Segment Type Holding Account will be moved to the EQ/Money Market variable investment option and your package will continue. If a Segment Type is suspended, any amount in the Segment Type Holding Account will remain there until the next Segment Start Date on which the Segment is not suspended. We reserve the right to discontinue offering new or current packages.

If you elect to invest using one of our Pre-Packaged Segment Selection options at issue, you may choose one of the packages listed below. Each Segment Type represents a 1 year Segment Duration and a 10% Segment Buffer.

---------------------------------------------------
                     PACKAGE 1
---------------------------------------------------
                                         ALLOCATION
 SEGMENT TYPE (1 YR -10% BUFFER)         PERCENTAGE
---------------------------------------------------
S&P 500 Price Return Index               65%
---------------------------------------------------
Russell 2000 Price Return Index          30%
---------------------------------------------------
MSCI EAFE Price Return Index             5%
---------------------------------------------------
                     PACKAGE 2
---------------------------------------------------
                                         ALLOCATION
 SEGMENT TYPE (1 YR -10% BUFFER)         PERCENTAGE
---------------------------------------------------
S&P 500 Price Return Index               45%
---------------------------------------------------
Russell 2000 Price Return Index          40%
---------------------------------------------------
NASDAQ 100 Price Return Index            5%
---------------------------------------------------
MSCI EAFE Price Return Index             10%

---------------------------------------------------
                     PACKAGE 3
---------------------------------------------------
                                         ALLOCATION
 SEGMENT TYPE (1 YR -10% BUFFER)         PERCENTAGE
---------------------------------------------------
S&P 500 Price Return Index               25%
---------------------------------------------------
Russell 2000 Price Return Index          50%
---------------------------------------------------
NASDAQ 100 Price Return Index            10%
---------------------------------------------------
MSCI EAFE Price Return Index             10%
---------------------------------------------------
MSCI Emerging Markets Price Return Index 5%
---------------------------------------------------

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may exercise your cancellation right under the contract to receive a refund. To exercise this cancellation right, you must notify us with a signed letter of instruction electing this right, to our processing office within 10 days after you receive your contract. If state law requires, this "free look" period may be longer. Other state variations may apply. Please contact your financial professional and/or see Appendix II to find out what applies in your state.

Generally, your refund will equal your account value under the contract on the day we receive written notification of your decision to cancel the contract and will reflect any investment gain or loss in the investment options (less the daily charges we deduct) through the date we receive your contract. This includes the Segment Interim Value for amounts allocated to existing Segments. Some states, however, require that we refund the full amount of your contribution (not reflecting investment gain or loss). In addition, in some states, the amount of your refund (either your account value or the full amount of your contributions), and the length of your "free look" period,

                        CONTRACT FEATURES AND BENEFITS
depend on whether you purchased the contract as a replacement. Please refer to your contract or supplemental materials or contact us for more information. For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

--------------------------------------------------------------------------------
SEGMENT INTERIM VALUE -- THE VALUE OF YOUR INVESTMENT IN A SEGMENT PRIOR TO THE SEGMENT MATURITY DATE.
--------------------------------------------------------------------------------

We may require that you wait six months before you may apply for a contract with us again if:

..   you cancel your contract during the free look period; or

..   you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

If you fully convert an existing traditional IRA contract to a Roth IRA contract, you may cancel your Roth IRA contract and return to a traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information," later in this Prospectus.

CONTRACT CANCELLATION PROVISION FOR LACK OF SEGMENT

In addition to your right to cancel within a certain number of days, as described in the previous section, you may also cancel your contract under certain other conditions.

If you allocate all or a portion of your initial investment to Segment Type Holding Accounts on your application, and no Segments are created in any of the corresponding Segment Types on the first Segment Start Date following your contract's issue date, you may cancel your contract, without paying any applicable withdrawal charges. You may exercise this cancellation right by mailing the contract, with a signed letter of instruction electing this right, to our processing office by the first day of the month following the first Segment Start Date after your contract date. If you transfer any amounts into or out of any Segment Type Holding Accounts prior to the first Segment Start Date under your contract, you will give up this right.

If your state's law requires that we refund the full amount of your contribution upon cancellation, and you are within the time period specified by your state's law to exercise your right to cancel, then you will receive the full amount of your contribution. If that time has expired before we receive your contract, or if your state's law does not require that we return the full amount of your contribution, we will refund your account value, as described in the previous section.

If you elected to invest through the Dollar Cap Averaging Program, you are not eligible to exercise the contract cancellation provision for lack of creation of Segment(s).

PARTIAL WITHDRAWAL PROVISION FOR LACK OF SEGMENT

We reserve the right, in our sole discretion, to terminate or suspend Segment Types. It is possible that when you designate your entire initial investment to more than one Segment Type Holding Account, or to one or more variable investment options and one or more Segment Type Holding Accounts on your application, no Segments are created in some or all of the corresponding Segment Types on the first Segment Start Date following your contract date because we have exercised our right to terminate or suspend those Segment Types. If the Segment Type has been suspended, you may request that we return to you the amount of your initial contribution to any Segment Type Holding Account from which no Segment was created. The amount we return to you will not be greater than your account value in the corresponding Segment Type Holding Accounts on the date your request is received at our processing office. If the Segment Type has been terminated and the account value in the Segment Type Holding Account has been transferred to the EQ/Money Market variable investment option, then the amount we return to you may not be greater than the amount transferred from the Segment Type Holding Account to the EQ/Money Market variable investment option. Under these circumstances, we will not assess any otherwise applicable withdrawal charge on amounts returned to you. You will have until the first day of the month following the first Segment Start Date to exercise this right. Exercising this right will not cancel the rest of your contract.

You may also exercise this right if you make (i) a subsequent contribution,
(ii) a contribution or transfer pursuant to an intended Section 1035 tax-free exchange, or (iii) a IRA direct transfer, after your contract's issue date. In these cases, we will measure your ability to exercise this right using the Segment Start Date after we receive funds at our processing office, rather than your contract date.

If you elected to invest through the Dollar Cap Averaging Program, you are not eligible to exercise the partial withdrawal provision for lack of creation of Segment(s).

We reserve the right to change or cancel this provision at any time.

                        CONTRACT FEATURES AND BENEFITS

4. Determining your contract's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of: (i) the values you have in the variable investment options, (ii) the values you have in the Segment Type Holding Accounts, (iii) the values you have in the Dollar Cap Averaging Program and
(iv) your Segment Interim Values.

Your contract also has a "cash value." If you have a Series B contract, at any time before annuity payments begin, your contract's cash value is equal to the account value less any applicable withdrawal charges. Please see "Surrender of your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

For Series C and Series ADV contracts, at any time before annuity payments begin, your contract's cash value is equal to its account value.

If you have a Series C or Series ADV contract, disregard any references to "withdrawal charges" or "free withdrawal amount" in this section; these terms only apply to Series B contracts, not Series C or Series ADV contracts.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS AND SEGMENT TYPE HOLDING ACCOUNTS

Each variable investment option and Segment Type Holding Account invests in shares of a corresponding portfolio. Your value in each variable investment option and Segment Type Holding Account is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

--------------------------------------------------------------------------------
UNITS MEASURE YOUR VALUE IN EACH VARIABLE INVESTMENT OPTION.
--------------------------------------------------------------------------------

The unit value for each variable investment option and Segment Type Holding Account depends on the investment performance of that option minus daily charges for the Contract fee. Each Segment Type Holding Account is part of the EQ/Money Market variable investment option. On any day, your value in any variable investment option or Segment Type Holding Account equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option or Segment Type Holding Account does not change unless it is:

(i)increased to reflect additional contributions;

(ii)decreased to reflect a withdrawal (including applicable withdrawal charges); or

(iii)increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option and Segment Type Holding Account.

A description of how unit values are calculated is found in the SAI.

YOUR CONTRACT'S VALUE IN THE STRUCTURED INVESTMENT OPTION

Your value in each Segment on the Segment Maturity Date is calculated as described under "Segment Rate of Return" in "Contract Features and Benefits" earlier in this Prospectus.

In setting the Performance Cap Rate that we use in calculating the Segment Maturity Value, we assume that you are going to hold a Segment until the Segment Maturity Date. However, you have the right under the contract to access amounts in the Segments before the Segment Maturity Date under certain circumstances. Therefore, we calculate a Segment Interim Value on each business day, which is also a Segment Business Day, between the Segment Start Date and the Segment Maturity Date. The method we use to calculate the Segment Interim Value is different than the method we use to calculate the value of the Segment on the Segment Maturity Date. Prior to the Segment Maturity Date, we use the Segment Interim Value to calculate (1) your account value; (2) the amount your beneficiary would receive as a death benefit; (3), the amount you would receive if you make a withdrawal from a Segment; (4) the amount you would receive if you surrender your contract; or (5) the amount you would receive if you cancel your contract and return it to us for a refund within your state's "free look" period (unless your state requires that we refund the full amount of your contribution upon cancellation).

The Segment Interim Value is calculated based on a formula that provides a treatment for an early distribution that is designed to be consistent with how distributions at the end of a Segment are treated. Appendix III later in this Prospectus sets forth in detail the specific calculation formula as well as numerous hypothetical examples. The formula is calculated by adding the fair value of three components. These components provide us with a market value estimate of the risk of loss and the possibility of gain at the end of a Segment. As detailed in Appendix III, these components are used to calculate the Segment Interim Value. The three components are:

(1)Fair value of fixed instruments is calculated as the present value of the Segment Investment (using a risk-free swap interest rate for the remaining duration of the Segment). We use this component because we are forgoing the opportunity to earn interest on the Segment Investment by having to make an early distribution.

                                     PLUS

(2)Fair value of derivatives is calculated by using the Black Scholes model, as described in Appendix III, to value three hypothetical options (one put and two call options) on the index underlying the Segment. The put option is used to estimate the potential losses at Segment Maturity. The call options are used to estimate the potential gains at Segment Maturity. The value of these options also reflects the limits on positive performance (i.e., the Performance Cap Rate) and some protection against negative performance (i.e., the Segment Buffer).

                       DETERMINING YOUR CONTRACT'S VALUE

                                     PLUS

(3)Cap calculation factor is a positive adjustment of the percentage of the estimated expenses corresponding to the portion of the Segment Duration that has not elapsed. This component reflects the fact that an early withdrawal from a Segment means that we no longer have to incur expected expenses associated with administering the Segment for the full period.

We then compare the sum of the three components above with a limitation based on the Performance Cap Rate. In particular, the Segment Interim Value is never greater than the Segment Investment multiplied by the portion of the Performance Cap Rate corresponding to the portion of the Segment Duration that has elapsed. This limitation is imposed to discourage owners from withdrawing from a Segment before the Segment Maturity Date where there may have been significant increases in the relevant Index early in the Segment Duration. For more information, please see Appendix III.

EVEN IF THE CORRESPONDING INDEX HAS EXPERIENCED POSITIVE INVESTMENT PERFORMANCE SINCE THE SEGMENT START DATE, BECAUSE OF THE FACTORS WE TAKE INTO ACCOUNT IN THE CALCULATION ABOVE, YOUR SEGMENT INTERIM VALUE MAY BE LOWER THAN YOUR SEGMENT INVESTMENT.

                       DETERMINING YOUR CONTRACT'S VALUE

5. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following current limitations:

..   you may not transfer out of a Segment before its Segment Maturity Date.

..   you may not transfer out of a Segment Type Holding Account on a Segment
    Start Date.

..   a contribution or transfer into a Segment Type Holding Account on a Segment
    Start Date will not be transferred into the Segment that is created on that Segment Start Date. Your money will be transferred into a Segment on the following month's Segment Start Date, provided you meet the participation requirements.

..   you may not contribute or transfer money into a Segment Type Holding
    Account and designate a Segment Start Date. The account value in the Segment Type Holding Account will be transferred on the first Segment Start date on which you meet the participation requirements.

..   you may not contribute or transfer into a Segment Type Holding Account if the Segment Maturity Date of the Segment that will be created on the Segment Start Date would be after the maturity date of your contract.

..   you may not contribute to a Segment Type Holding Account or transfer to a
    Segment Type Holding Account or a Segment if the total number of Segments and Segment Type Holding Accounts that would be active in your contract after such contribution or transfer would be greater than 70. If a transfer from a Segment Type Holding Account into a Segment will cause a contract to exceed this limit, such transfers will be defaulted to the EQ/Money Market variable investment option. If there are multiple Segments scheduled to be established on a Segment Start Date, new Segments will be established in the order of those that would have the largest initial Segment Investment first until the limit of 70 is reached. Any remaining amount that is not transferred into a Segment will then be defaulted to the EQ/Money Market variable investment option.

..   transfers from a Segment Type Holding Account to a Segment will not occur if you do not meet the participation requirements. See "Segment Participation Requirements" in "Contract features and benefits" earlier in this Prospectus.

Upon advance notice to you, via a client communication mailing, we may change or establish additional restrictions on transfers among the investment options, including limitations on the number, frequency, or dollar amount of transfers. In addition, we may, at any time, exercise our right to limit or terminate transfers into any of the variable investment options and to limit the number of variable investment options which you may elect. We currently do not impose any transfer restrictions among the variable investment options. A transfer request does not change your allocation instructions on file. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

You may request a transfer in writing using the specified form, or by telephone using TOPS or on line using Online Account Access. You must send in all signed written requests directly to our processing office. Transfer requests should specify:

(1)the contract number,

(2)the dollar amounts or percentage to be transferred, and

(3)the investment options to and from which you are transferring.

We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

We may charge a transfer charge for any transfers among the variable investment options in excess of 12 transfers in a contract year. We do not deduct a transfer charge for any transfer made in connection with our Dollar Cap Averaging Program. For more information, see "Transfer charge" in "Charges and expenses" later in this Prospectus.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of the EQ Advisors Trust (the "trust"). The trust has adopted policies and procedures regarding disruptive transfer activity. The trust discourages frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. The trust aggregates inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trust currently considers transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In most cases, the trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trust for more information.

When a contract owner is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

 Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

6. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE

You have two ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. For the tax consequences of taking withdrawals, see "Tax information" later in this Prospectus.

If you have a Series C or Series ADV contract, disregard any references to "withdrawal charges" or "free withdrawal amount" in this section; these terms only apply to Series B contracts, not Series C or Series ADV contracts.

METHOD OF WITHDRAWAL

---------------------------------------------------
                                         LIFETIME
                                         REQUIRED
                                         MINIMUM
 CONTRACT                      PARTIAL DISTRIBUTION
---------------------------------------------------
NQ                               Yes       No
---------------------------------------------------
Traditional IRA                  Yes       Yes
---------------------------------------------------
Roth IRA                         Yes       No
---------------------------------------------------
QP/(1)/                          Yes       No
---------------------------------------------------

/(1)/All payments are made to the plan trust, as the owner of the contract. See
     "Appendix VI: Purchase considerations for defined benefit and defined contribution plans" later in this Prospectus.

We impose no withdrawal charge for withdrawals from Series C or Series ADV contracts. However, withdrawals, including withdrawals made to pay all or part of any fee that may be associated with a fee-based program, may be subject to income tax and, unless the taxpayer is over age 59 1/2 or another exception applies, an additional 10% federal income tax penalty, as described in "Tax information" later in this Prospectus. In addition, the fee-based program sponsor may apply a charge if you decide to no longer participate in the program. You should consult with your program sponsor for more details about your particular fee-based arrangement.

--------------------------------------------------------------------------------
ALL REQUESTS FOR WITHDRAWALS MUST BE MADE ON A SPECIFIC FORM THAT WE PROVIDE. PLEASE SEE "HOW TO REACH US" UNDER "WHO IS AXA EQUITABLE?" EARLIER IN THIS PROSPECTUS FOR MORE INFORMATION.
--------------------------------------------------------------------------------

PARTIAL WITHDRAWALS
(ALL CONTRACTS)

You may take partial withdrawals from your account value at any time before annuity payments begin. The minimum amount you may withdraw at any time is $300. If you request a withdrawal that leaves you with an account value of less than $500, we reserve the right to terminate the contract and pay you the cash value. See "Surrender of your contract to receive its cash value" below.

For Series B contracts, partial withdrawals in excess of the 10% free withdrawal amount may be subject to a withdrawal charge (see "10% free withdrawal amount" in "Charges and expenses" later in this Prospectus).

Partial withdrawals out of Segments are permitted, subject to certain restrictions. See "How withdrawals are taken from your account value" later in this section.

LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(TRADITIONAL IRA CONTRACTS ONLY -- SEE "TAX INFORMATION" LATER IN THIS PROSPECTUS.)

We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions (we refer to them as "RMDs") yourself and request partial withdrawals. In such a case, a withdrawal charge could apply. Before electing this account-based withdrawal option, you should consider whether annuitization might be better in your situation. Please refer to "Required minimum distributions" under "Individual Retirement Arrangements ("IRAs")" in "Tax information" later in this Prospectus.

This service is not available to qualified plan trust owned contracts.

You may elect this service in the calendar year in which you reach age 70 1/2 or in any later year (other than the first calendar year that your contract is in force). The minimum amount we will pay out is $250. Currently, RMD payments will be made annually each December.

We do not impose a withdrawal charge on the RMD payment taken through our automatic RMD service even if, when added to a partial withdrawal previously taken in the same contract year, the RMD payments exceed the free withdrawal amount.

This service does not generate an automatic RMD payment during the first contract year. Therefore, if you are making a rollover or transfer contribution to the contract after age 70 1/2, you must take an RMD before the rollover or transfer. If you do not, any withdrawals that you take during the first contract year to satisfy your RMD amount may be subject to withdrawal charges, if applicable, if they exceed the free withdrawal amount.

The RMD amount is based on your entire interest in your traditional IRA contract whether your investments are allocated to one or more variable investment options and/or one or more Segments. We will withdraw your RMD amount from the variable investment options first on a pro rata basis. If there is insufficient account value in the variable investment options, then we will withdraw the balance of the RMD amount from the Segment Type Holding Accounts on a pro rata basis. If there is insufficient value in the variable investment options and the Segment Type Holding Accounts, we will withdraw amounts from the Segments on a pro rata basis.

As you approach age 70 1/2 you should consider the effect of allocations to any Segment. You should consider whether you have a sufficient amount allocated to the variable investment options under this contract and/or sufficient liquidity under other traditional IRAs that you maintain in order to satisfy your RMD for this contract without affecting amounts allocated to a Segment under this contract.

We will send to traditional IRA owners a form outlining the minimum distribution options available in the year you reach age 70 1/2 (if you have not begun your annuity payments before that time).

                             ACCESSING YOUR MONEY

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

WITHDRAWALS

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options (excluding the Segment Type Holding Accounts). If there is insufficient value or no value in the variable investment options (excluding the Segment Type Holding Accounts), any additional amount of the withdrawal required or the total amount of the withdrawal will be taken on a pro rata basis from the Segment Type Holding Accounts. If there are insufficient funds in the Segment Type Holding Accounts, any additional amount of the withdrawal required will be taken from the dollar cap averaging account. If there is insufficient value in the dollar cap averaging account, we will deduct all or a portion of the withdrawal from the Segments on a pro rata basis. A partial withdrawal from the Dollar Cap Averaging Program will terminate the program.

If you specify the investment options from which you want us to deduct your withdrawal, the following restrictions apply: If the amount of your withdrawal is equal to or less than your account value in the variable investment options and Segment Type Holding Accounts, the entire withdrawal must come from the account value in the variable investment options and Segment Type Holding Accounts, and the withdrawal cannot be pro rata; you must specify the dollar amount or percentage withdrawal for the variable investment options and Segment Type Holding Accounts from which to take the withdrawal. In other words, you cannot take a withdrawal from the Segments if there is any value remaining in the variable investment options and Segment Type Holding Accounts.

After 100% of the value has been taken from the variable investment options and Segment Type Holding Accounts, you can specify the dollar amount or percentage of the withdrawal to be taken from any Segment.

If you have amounts in a Segment Type Holding Account and you make a withdrawal on a Segment Start Date, that amount will not be transferred into the Segment created on that date.

Withdrawals from a Segment prior to your Segment Maturity Date reduce the Segment Investment on a pro rata basis by the same proportion that the Segment Interim Value is reduced on the date of the withdrawal. We use the Segment Investment to determine your Segment Maturity Value.

You can request, in advance of your Segment Maturity Date, a withdrawal of your Segment Maturity Value on the Segment Maturity Date, which is not subject to the restrictions described above regarding the need to withdraw amounts in variable investment options and Segment Type Holding Accounts before withdrawing amounts from Segments. We will only accept a request to withdraw your Segment Maturity Value if you submit the request within 12 months of the Segment Maturity Date.

A withdrawal from a Series ADV NQ contract, including a withdrawal to pay the fees of the fee-based program, may be a taxable event. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners, while the annuitant is living) and before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.

When a contract is surrendered in certain states, the free withdrawal amount is not taken into account when calculating the amount of the withdrawal. See "10% free withdrawal amount" under "Charges under the contract" in "Charges and expenses" later in this Prospectus.

WITHDRAWALS TREATED AS SURRENDERS


If you withdraw more than 90% of a contract's current cash value, we will treat it as a request to surrender the contract for its cash value. In addition, we have the right to pay the cash value and terminate the contract if no contributions are made during the last three completed contract years, and the account value is less than $500, or if you make a withdrawal that would result in a cash value of less than $500. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.


WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity payout option, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender or termination, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)the New York Stock Exchange is closed or restricts trading,

(2)the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of an investment option's assets is not reasonably practicable, or

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

YOUR ANNUITY PAYOUT OPTIONS

The following description assumes annuitization of your entire contract. For partial annuitization, see "Partial annuitization" below.

Deferred annuity contracts such as Structured Capital Strategies(R) provide for conversion to payout status at or before the contract's "maturity date." This is called annuitization. When your contract is annuitized, your Structured Capital Strategies(R) contract and all its benefits will terminate and will be converted to a supplemental payout annuity contract ("payout option") that provides for periodic payments for life or for a specified period of time. In general, the periodic

                             ACCESSING YOUR MONEY
payment amount is determined by the account value or cash value of your Structured Capital Strategies(R) contract at the time of annuitization, the annuity payout option that you select, and the annuity purchase factor to which that value is applied, as described below. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

Your Structured Capital Strategies(R) contract guarantees that upon annuitization, your account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. We reserve the right, with advance notice to you, to change your annuity purchase factor any time after your fifth contract date anniversary and at not less than five year intervals after the first change. Any change to the annuity purchase factor will only apply to contributions made after the date of the change. (Please see your contract and SAI for more information). In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We may offer other payout options not outlined here. Your financial professional can provide details.

Structured Capital Strategies(R) currently offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments and others enable you to receive variable annuity payments.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own and the annuitant's age at contract issue. We reserve the right to add, remove or change these annuity payout options at any time.

ANNUITY PAYOUT OPTIONS

---------------------------------------------------------------------------------
Fixed annuity payout options             .   Life annuity
                                         .   Life annuity with period certain
                                         .   Life annuity with refund certain
---------------------------------------------------------------------------------

..   LIFE ANNUITY: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

..   LIFE ANNUITY WITH PERIOD CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy or the joint life expectancy of the annuitant and the joint annuitant. A life annuity with period certain is the form of annuity under the contracts that you will receive if you do not elect a different payout option. In this case the period certain will be based on the annuitant's age and will not exceed 10 years or the annuitant's life expectancy.

..   LIFE ANNUITY WITH REFUND CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the survivor.

With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies depending on the payout option that you choose and the timing of your purchase as it relates to any withdrawal charges that apply under your contract.

There is no withdrawal charge imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain. If we are offering non-life contingent forms of annuities, the withdrawal charge will be imposed.

PARTIAL ANNUITIZATION. Partial annuitization of nonqualified deferred annuity contracts is permitted under certain circumstances. You may choose from the life-contingent annuity payout options described here. We no longer offer a period certain option for partial annuitization. We require you to elect partial annuitization on the form we specify. For purposes of this contract we will effect any partial annuitization as a withdrawal applied to a payout annuity. See "How withdrawals are taken from your account value" earlier in this section and also the discussion of "Partial annuitization" in "Tax information" for more information.

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a maximum period certain of 10 years. You choose whether these payments will be fixed or variable. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments are to begin, but generally it may not be earlier than thirteen months from the Structured Capital Strategies(R) contract date. You can change the date your annuity payments are to begin any time. The date may not be later than your contract's maturity date. Your contract's maturity date is the date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday.

We will send you a notice with your contract statement one year prior to your maturity date. Once you have selected an annuity payout option and payments have begun, no change can be made other than transfers among the variable investment options if a variable immediate annuity is selected. If you do not respond to the notice within 30 days following your maturity date, your contract will be annuitized automatically.

                             ACCESSING YOUR MONEY

We currently offer different payment frequencies on certain annuity payout options. In general, the total annual payout will be lower for more frequent payouts (such as monthly) because of the increased administrative expenses associated with more frequent payouts. Also, in general, the longer the period over which we expect to make payments, the lower will be your payment each year.

The amount of the annuity payments will depend on:

(1)the amount applied to purchase the annuity;

(2)the type of annuity chosen, and whether it is fixed or variable;

(3)in the case of a life annuity, the annuitant's age (or the annuitant's and joint annuitant's ages); and

(4)in certain instances, the sex of the annuitant(s).

The amount applied to provide the annuity payments will be (1) the account value for any life annuity form, or (2) the cash value for any annuity certain (an annuity form that does not guarantee payments for a person's lifetime) except that if the period certain is more than five years, the amount applied will be no less than 95% of the account value.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

Please see Appendix II later in this Prospectus for state variations.

ANNUITY MATURITY DATE

Your contract has a maturity date. The maturity date is based on the age of the original annuitant at contract issue and cannot be changed other than in conformance with applicable law, even if you name a new annuitant. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday (or older joint annuitant's, if your contract has joint annuitants). The maturity date may not be less than thirteen months from your contract date, unless otherwise stated in your contract. We will send a notice with the contract statement one year prior to the maturity date. The notice will include the date of maturity, describe the available annuity payout options, state the availability of a lump sum payment option, and identify the default payout option if you do not provide an election by the time of your contract maturity date. The default payout option is a life annuity with a maximum period certain of 10 years.

                             ACCESSING YOUR MONEY

7. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charge each day from the net assets of each variable investment option and Segment Type Holding Account. This charge is reflected in the unit values of each variable investment option:

..   A contract fee.

We deduct the following charge from the performance of your investment (if positive) in a Choice Segment:

..   The Choice cost.

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

..   for Series B contracts, at the time you make certain withdrawals or surrender your contract, or your contract is terminated -- a withdrawal charge.

..   at the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

..   at the time you request a transfer in excess of 12 transfers in a contract year -- a transfer charge (currently, there is no transfer charge).

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" below.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

CHARGES UNDER THE CONTRACTS

CONTRACT FEE

We deduct a daily charge from the net assets in each variable investment option and Segment Type Holding Account to compensate us for administrative expenses, sales expenses and certain expense risks we assume under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series B:                             1.25%
   Series C:                             1.65%
   Series ADV:                           0.65%

The expense risk we assume is the risk that our expenses in providing the benefits and administering the contracts will be greater than we expect. To the extent that the expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts. This charge also compensates us for administrative expenses and a portion of our sales expenses, under the contract.

On a non-guaranteed basis, we may waive this fee under certain conditions. If the return on the EQ/Money Market variable investment option on any day is positive, but lower than the amount of this fee, then we will waive the difference between the two, so that you do not receive a negative return. If the return on the EQ/Money Market variable investment option on any day is negative, we will waive this fee entirely for that day, although your account value would be reduced by the negative performance of the EQ/Money Market variable investment option itself. We reserve the right to change or cancel this provision at any time.

This fee does not apply to amounts held in a Segment.

CHOICE COST

This charge is applicable to investments in Choice Segments only. The Choice cost is an amount equal to 1% of the Segment Investment for each year of the Segment Duration. On the Segment Maturity Date, we deduct the Choice cost from the Index Performance Rate of a Choice Segment, but only if the Index Performance Rate is positive for that Segment. Additionally, if the Index Performance Rate is positive for a Choice Segment but less than the applicable Choice cost, the amount of the Choice cost deducted will be the maximum amount that will not cause the Segment Maturity Value to be less than the Segment Investment. The Segment Interim Value for a Choice Segment will reflect application of a portion of the Choice cost, as described in more detail in Appendix III.

FEE-BASED EXPENSES
(APPLICABLE TO SERIES ADV CONTRACTS ONLY)

The fees and expenses of a fee-based program are separate from and in addition to the fees and expenses of the annuity contract. You should ensure that within your fee-based program there are sufficient liquid assets outside of this contract to pay any fees and expenses associated with the program. Please consult with your program sponsor for more details about your fee-based program.

TRANSFER CHARGE

Currently, we do not charge for transfers among variable investment options under the contract. However, we reserve the right to charge for any transfers among variable investment options in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer. The transfer charge is designed to compensate the company with respect to adminstering the transaction. The charge is also designed to deter disruptive transfer activity. The transfer charge (if applicable), will be assessed at the time that the transfer is processed. Each time you request a transfer from one variable investment option to another, we will assess the transfer charge (if applicable). Separate requests submitted on the same day will each be treated as a separate transfer. Any transfer charge will be deducted from the variable investment options from which the transfer is made. We will not count transfers from Segment Type Holding Accounts into Segments on a Segment Start Date, or the allocation of Segment Maturity Value on a Segment Maturity Date in calculating the number of transfers

                             CHARGES AND EXPENSES
subject to this charge. We will also not charge for transfers made in connection with our Dollar Cap Averaging Program.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

DUPLICATE CONTRACT CHARGE. We charge $35 for providing a copy of your contract. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our processing office, or (iii) by any other means we make available to you.

WITHDRAWAL CHARGE
(APPLICABLE TO SERIES B CONTRACTS ONLY)

A withdrawal charge may apply in three circumstances: (1) you make one or more withdrawals during a contract year; (2) you surrender your contract to receive its cash value; or (3) we terminate your contract. The amount of the charge will depend on whether the 10% free withdrawal amount applies, and the availability of one or more exceptions.

The withdrawal charge equals a percentage of the contributions withdrawn. The percentage that applies depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

----------------------------------------------------------------
                      CONTRACT YEAR
----------------------------------------------------------------
                                         1   2   3   4   5   6+
----------------------------------------------------------------
Percentage of contribution               5%  5%  5%  4%  3%  0%
----------------------------------------------------------------

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1." Amounts withdrawn that are not subject to the withdrawal charge are not considered withdrawals of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under most NQ contracts as withdrawn first. See "Tax information" later in this Prospectus.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage.

We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options (excluding the Segment Type Holding Accounts). If those amounts are insufficient, we will deduct all or a portion of the required amounts pro rata from the Segment Type Holding Accounts. If the amounts in the Segment Type Holding Accounts are still insufficient, we deduct all or a portion of the required amounts from the Segments on a pro rata basis. If you specify that your withdrawal be taken from specific investment options, the amount of the withdrawal charge will first be taken from the investment options you specify. If there is insufficient value in those options to pay the withdrawal charge after your withdrawal is deducted, then the remainder of the withdrawal charge is deducted as described above.

Withdrawals from a Segment or a Segment Type Holding Account are subject to the same withdrawal charge calculations as a withdrawal from any other investment option. Any withdrawal from a Segment will trigger the calculation of the Segment Interim Value, which is in addition to any applicable withdrawal charge. A withdrawal from a Segment Type Holding Account reduces the amount that will be transferred to a Segment. For more information, see "Structured Investment Option" in "Contract features and benefits," earlier in this Prospectus.

The withdrawal charge does not apply in the circumstances described below.

10% FREE WITHDRAWAL AMOUNT. For Series B contracts, each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. No withdrawal charge applies to Series C and Series ADV contracts. The 10% free withdrawal amount is determined using your account value at the beginning of the contract year. When a contract is surrendered in certain states, the free withdrawal amount is not taken into account when calculating the amount of the withdrawal.

DEATH. The withdrawal charge does not apply if the owner dies and a death benefit is payable to the beneficiary.

DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. The withdrawal charge also does not apply if:

(i)An owner (or older joint owner, if applicable) has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii)We receive proof satisfactory to us (including certification by a licensed physician) that an owner's (or older joint owner's, if applicable) life expectancy is six months or less; or

(iii)An owner (or older joint owner, if applicable) has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

   -- its main function is to provide skilled, intermediate, or custodial nursing care;

   -- it provides continuous room and board to three or more persons;

   -- it is supervised by a registered nurse or licensed practical nurse;

   -- it keeps daily medical records of each patient;

                             CHARGES AND EXPENSES

   -- it controls and records all medications dispensed; and

   -- its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions described in (i), (ii) or
(iii) above existed at the time a contribution was remitted or if the condition began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

LARGE INVESTORS. Withdrawal charges will not apply to Series B contracts purchased with an initial contribution of $25 million or more.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity pay out option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

ADJUSTMENTS WITH RESPECT TO EARLY WITHDRAWALS FROM SEGMENTS

We calculate the Segment Interim Value when a withdrawal is taken, whether a partial withdrawal or a full contract surrender, from a Segment prior to the Segment Maturity Date. The Segment Interim Value is calculated based on a formula that provides a treatment for an early distribution that is designed to be consistent with how distributions at the end of a Segment are treated. For more information on the calculation of the Segment Interim Value, please see Appendix III.

CHARGES THAT THE TRUST DEDUCTS

The Trust deducts charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of the Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. For more information about these charges, please refer to the prospectuses for the Trusts.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the contract fee, or change the minimum contribution requirements. We also may change the minimum death benefit or offer variable investment options that invest in shares of a Trust that are not subject to the 12b-1 fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales and administration generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974, or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it will be unfairly discriminatory.

                             CHARGES AND EXPENSES

8. Payment of death benefit

--------------------------------------------------------------------------------

YOUR BENEFICIARY AND PAYMENT OF BENEFIT

If you have a Series C or Series ADV contract, disregard any references to "withdrawal charges," "cash value" or "free withdrawal amount" in this section; these terms only apply to Series B contracts, not Series C or Series ADV contracts.

You designate your beneficiary when you apply for your contract. You may change your beneficiary during your lifetime and while the contract is in force. The change will be effective on the date the written request for the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request. Any part of a death benefit for which there is no named or designated beneficiary living at your death will be payable in a single sum to your surviving spouse, if any; if there is no surviving spouse, then to the surviving children in equal shares; if there are no surviving children, then to your estate. Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the plan trust. If the contract is owned by a qualified plan trust or other entity, the death benefit is payable to the entity owner. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor.

Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. However, you should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

DEATH BENEFIT

The death benefit is equal to the account value as of the date we receive satisfactory proof of the owner's death, any required instructions for the method of payment, and all information and forms necessary to effect payment.

EFFECT OF THE OWNER'S DEATH

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. If the contract is owned by a non-natural person, the death of the primary annuitant triggers rules regarding the death of an owner.

Once we have received notice of the owner's death, we will not make any transfers from Segment Type Holding Accounts to Segments. Amounts in the Segment Type Holding Accounts will be defaulted into the EQ/Money Market variable investment option. When Segments mature, the Segment Maturity Value will be transferred to the EQ/Money Market variable investment option.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option ("BCO"). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the "Spousal continuation" feature, or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under "Non-spousal joint owner contract continuation." If you are the sole owner and your spouse is the sole primary beneficiary, your surviving spouse can continue the contract as a successor owner, under "Spousal continuation" or under our Beneficiary continuation option, as discussed below.

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner's death (the "5-year rule"). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death. Any such election must be made in accordance with our rules at the time of death.

NON-SPOUSAL JOINT OWNER CONTRACT CONTINUATION

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years, unless one of the exceptions described here applies. The surviving owner may instead elect to take an installment payout or an annuity payout option we may offer at the time under the contract, provided payments begin within one year of the deceased owner's death. If an annuity or installment payout is elected, the contract terminates and a supplemental contract is issued.

If the older owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) take an installment payout or an annuity payout option we may offer at the time under the contract within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option discussed below. If the contract continues, withdrawal charges will no longer apply, and no additional contributions will be permitted.

                           PAYMENT OF DEATH BENEFIT

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) take an installment payout or annuity within one year;
(3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option discussed below. If the contract continues, withdrawal charges (for Series B contracts) will continue to apply and no additional contributions will be permitted. The death benefit becomes payable to the beneficiary if the older owner dies within five years after the death of the younger owner.

SPOUSAL CONTINUATION

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, or if the contract owner is a non-natural person and you and your younger spouse are joint annuitants, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse's death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a single owner contract) may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed below in this section) or continue the contract, as follows:

..   In general, withdrawal charges (for Series B contracts) will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made.

..   If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

..   If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

..   The withdrawal charge schedule (for Series B contracts) remains in effect.

The transfer restrictions on amounts in Segments prior to election of Spousal continuation remain in place. Any amounts in Segments may not be transferred out of the Segments until their Segment Maturity Dates. The Segment Maturity Value may be reinvested in other investment options.

If you divorce, Spousal continuation does not apply.

In June 2013, the U.S. Supreme Court ruled that the portion of the federal Defense of Marriage Act that precluded same-sex marriages from being recognized for purposes of federal law was unconstitutional. The IRS adopted a rule recognizing the marriage of same-sex individuals validly entered into in a jurisdiction that authorizes same-sex marriages, even if the individuals are domiciled in a jurisdiction that does not recognize the marriage. The IRS also ruled that the term "spouse" does not include an individual who has entered into a registered domestic partnership, civil union, or other similar relationship that is not denominated as a "marriage" under the laws of that jurisdiction. Absent further guidance, we intend to administer the contract consistent with these rulings. Therefore, exercise of any spousal continuation right under a contract by an individual who does not meet the definition of "spouse" under federal law may have adverse tax consequences. If you are married to a same-sex spouse, you have all of the rights and privileges under the contract as someone married to an opposite sex spouse. Consult with a tax adviser for more information on this subject.

BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract with the deceased contract owner's name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional or see Appendix II later in this Prospectus for further information.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70 1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

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                           PAYMENT OF DEATH BENEFIT

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Under the beneficiary continuation option for IRA and Roth IRA contracts:

..   The contract continues with your name on it for the benefit of your beneficiary.

..   The beneficiary replaces the deceased owner as annuitant.

..   This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

..   If there is more than one beneficiary:

   -- each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen; and

   -- as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature for the first beneficiary, all Segments will be terminated and all Segment Interim Values will be transferred into the EQ/Money Market variable investment option.

..   If there is one beneficiary, the transfer restrictions on amounts in
    Segments prior to election of the beneficiary continuation option remain in place. Any amounts in Segments may not be transferred out of the Segments until their Segment Maturity Dates. The Segment Maturity Value may be reinvested in other investment options. However, if the beneficiary has chosen the "5-year rule," amounts may not be invested in Segments with Segment Maturity Dates later than December 31st of the calendar year which contains the fifth anniversary of your death.

..   A beneficiary who chooses to receive annual payments over his life expectancy should consult his tax adviser about selecting Segments that provide sufficient liquidity to satisfy the payout requirements under this option.

..   The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the variable investment options but no additional contributions will be permitted.

..   The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, "beneficiary" refers to the successor owner or the surviving joint owner who elects this feature. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts:

..   This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

..   The beneficiary automatically replaces the existing annuitant.

..   The contract continues with your name on it for the benefit of your beneficiary.

..   If there is more than one beneficiary:

   -- each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen; and

   -- as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature for the first beneficiary, all Segments will be terminated and all Segment Interim Values will be transferred into the EQ/Money Market variable investment option.

..   If there is one beneficiary, the transfer restrictions on amounts in
    Segments prior to the election of the beneficiary continuation option remain in place. Any amounts in Segments may not be transferred out of the Segments until their Segment Maturity Dates. The Segment Maturity Value may be reinvested in other investment options. However, if the beneficiary has chosen the "5-year rule," amounts may not be invested in Segments with Segment Maturity Dates later than the fifth anniversary of your death.

..   The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

..   If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

..   Any partial withdrawals must be at least $300.

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                           PAYMENT OF DEATH BENEFIT

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..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If the deceased is the owner or older joint owner:

..   No withdrawal charges will apply to any withdrawals by the beneficiary.

If the deceased is the younger non-spousal joint owner:

..   The contract's withdrawal charge schedule will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

..   We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus.

                              -------------------

A beneficiary should speak to his or her tax professional about which continuation option is appropriate for him or her. Factors to consider include, but are not limited to, the beneficiary's age, need for immediate income and a desire to continue the contract.


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                           PAYMENT OF DEATH BENEFIT

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9. Tax information

--------------------------------------------------------------------------------

OVERVIEW

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Structured Capital Strategies(R) contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA Roth IRA or QP, and the characteristics of the owner. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and IRS interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. We also do not discuss the Employee Retirement Income Security Act of 1974 (ERISA). Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

FATCA

Even though this section in the Prospectus discusses consequences to United States individuals you should be aware that the Foreign Account Tax Compliance Act (FATCA) which applies beginning in 2014 to certain U.S.-source payments may require AXA Equitable and its affiliates to obtain specified documentation of an entity's status before payment is made in order to avoid punitive 30% FATCA withholding. The FATCA rules are directed at foreign entities, but presume that various U.S. entities are "foreign" unless the U.S. entity has documented its U.S. status by providing Form W-9. For this reason AXA Equitable and its affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions including death benefit payments, beginning in 2014. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this Prospectus, or an individual retirement custodial or trusteed account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code. How these arrangements work, including special rules applicable to each, are noted in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits compared with the features and benefits of other permissible funding vehicles and the relative costs of annuities and other such arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options you elect.

TRANSFERS AMONG INVESTMENT OPTIONS

If permitted under the terms of the contract, you can make transfers among investment options inside the contract without triggering taxable income.

TAXATION OF NONQUALIFIED ANNUITIES

CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.

CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

..   if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under securities laws);

..   if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

..   if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

..   if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.

Federal tax law requires that all nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

ANNUITY PAYMENTS

The following applies to an annuitization of the entire contract. In certain cases, the contract can be partially annuitized. See "Partial annuitization" below.

                                TAX INFORMATION

Annuitization under a Structured Capital Strategies(R) contract occurs when your entire interest under the contract is or has been applied to one or more payout options intended to amortize amounts over your life or over a period certain generally limited by the period of your life expectancy. (We do not currently offer a period certain option without life contingencies.) Annuity payouts can also be determined on a joint life basis. After annuitization, no further contributions to the contract may be made, the annuity payout amount must be paid at least annually, and annuity payments cannot be stopped except by death or surrender (if permitted under the terms of the contract).

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments. If you have a loss on a variable annuity payout in a taxable year, you may be able to adjust the tax-free amount in subsequent years.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

Your rights to apply amounts under this Structured Capital Strategies(R) contract to an annuity payout option are described elsewhere in this Prospectus. If you hold your contract to the maximum maturity age under the contract we require that a choice be made between taking a lump sum settlement of any remaining account value or applying any such account value to an annuity payout option we may offer at the time under the contract. If no affirmative choice is made, we will apply any remaining account value or interest in the contract to the default option under the contract at such age. While there is no specific federal tax guidance as to whether or when an annuity contract is required to mature, or as to the form of the payments to be made upon maturity, we believe that this Structured Capital Strategies(R) contract constitutes an annuity contract under current federal tax rules.

PARTIAL ANNUITIZATION

The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. A nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contingent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date. We do not currently offer a period certain option without life contingencies.

WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable. If you have a Series ADV contract, withdrawals made by your investment advisor are taxable to you.

1035 EXCHANGES

You may purchase a nonqualified deferred annuity through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

..   the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

..   the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a "qualified long-term care contract" meeting all specified requirements under the Code or an annuity contract with a "qualified long-term care contract" feature (sometimes referred to as a "combination annuity" contract).

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the contract issued in exchange.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a "qualified long-term care contract" or "combination annuity" in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner. The destination contract must meet specific post-death payout requirements to prevent avoidance of the death of owner rules. See "Payment of death benefit".

SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

                                      52

                                TAX INFORMATION

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DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the Beneficiary continuation option, the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59 1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

ADDITIONAL TAX ON NET INVESTMENT INCOME

Taxpayers who have modified adjusted gross income ("MAGI") over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the "Net Investment Income Tax" or "NIIT"). For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.

INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account No. 49. If you were treated as the owner, you would be taxed on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account No. 49. Recently, the IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

Also we do not believe that these rules apply to the assets of Separate Account No. 68, because contract owners have no interest in the performance of those assets.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account No. 49, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account No 49.

INDIVIDUAL RETIREMENT ARRANGEMENTS ("IRAS")

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

..   traditional IRAs, typically funded on a pre-tax basis; and

..   Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as "individual retirement annuities" under Section 408(b) of the Internal Revenue Code. We offer the Structured Capital Strategies(R) contract in both traditional IRA and Roth IRA versions.

This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers
Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contracts. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

                                      53

                                TAX INFORMATION

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We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

We have not applied for opinion letters approving the respective forms of the traditional IRA and Roth IRA contracts for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

You can cancel either version of the Structured Capital Strategies(R) IRA contract (traditional IRA or Roth IRA) by following the directions under "Your right to cancel within a certain number of days" in "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA, or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to purchase a traditional IRA or as subsequent contributions to an existing IRA:

..   "regular" contributions out of earned income or compensation; or

..   tax-free "rollover" contributions; or

..   direct custodian-to-custodian transfers from other traditional IRAs
    ("direct transfers").

When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.

Because the minimum initial contribution AXA Equitable requires to purchase this contract is larger than the maximum regular contribution you can make to an IRA for a taxable year, this contract must be purchased through a rollover or direct transfer contribution.

REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS

LIMITS ON CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,500 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2014, after adjustment for cost-of-living changes. When your earnings are below $5,500, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the taxable year in which you reach age 70 1/2 or any taxable year after that.

If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch up contributions" of up to $1,000 to your traditional IRA.

SPECIAL RULES FOR SPOUSES. If you are married and file a joint federal income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation, or compensation under $5,500, married individuals filing jointly can contribute up to $11,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $5,500 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70 1/2 or over can contribute up to the lesser of $5,500 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70 1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70 1/2 at any time during the taxable year for which the contribution is being made.

DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored-tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

The federal tax rules governing contributions to IRAs made from current compensation are complex and are subject to numerous technical requirements and limitations which vary based on an individual's personal situation (including his/her spouse). IRS Publication 590, "INDIVIDUAL RETIREMENT ARRANGEMENTS
(IRAS)" which is updated annually and is available at www.irs.gov, contains pertinent explanations of the rules applicable to the current year. The amount of permissible contributions to IRAs, the amount of IRA contributions which may be deductible, and the individual's income limits for determining contributions and deductions all may be adjusted annually for cost of living.

NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's traditional IRA) may not, however, exceed the maximum $5,000 per person limit for the applicable taxable year ($5,500 for 2014 after adjustment). The dollar limit is $1,000 higher for people eligible to make age 50-70 1/2 "catch-up" contributions ($6,500 for 2014). You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" below.

If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

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WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a tax year. Make sure you designate the year for which you are making the contribution.

ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

..   qualified plans;

..   governmental employer 457(b) plans;

..   403(b) plans; and

..   other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant.

There are two ways to do rollovers:

..   Do it yourself:

   You receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

..   Direct rollover:

   You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

..   "required minimum distributions" after age 70 1/2 or retirement from service with the employer; or

..   substantially equal periodic payments made at least annually for your life
    (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

..   substantially equal periodic payments made for a specified period of 10 years or more; or

..   hardship withdrawals; or

..   corrective distributions that fit specified technical tax rules; or

..   loans that are treated as distributions; or

..   death benefit payments to a beneficiary who is not your surviving spouse; or

..   qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan, such as a traditional IRA, and subsequently take a premature distribution.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of payments" later in this Prospectus under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

EXCESS CONTRIBUTIONS TO TRADITIONAL IRAS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

..   regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

..   regular contributions to a traditional IRA made after you reach age 70 1/2;
    or

..   rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70 1/2.

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You can avoid or limit the excise tax by withdrawing an excess contribution
(rollover or regular). See Publication 590 for further details.

RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible (after-tax) IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax-free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

..   the amount received is a withdrawal of certain excess contributions, as described in IRS Publication 590; or

..   the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and direct transfer contributions to traditional IRAs" earlier in this section for more information.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457 plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457 plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.

IRA DISTRIBUTIONS DIRECTLY TRANSFERRED TO CHARITY. Certain distributions from IRAs directly transferred to charitable organizations have been tax-free to IRA owners age 70 1/2 or older in past years. This provision expired as of December 31, 2013, so it is not in effect for 2014 unless Congress later extends it for 2014.

REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS

Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, various guaranteed benefits. This could increase the amount required to be distributed from the contracts if you take annual withdrawals instead of annuitizing. Currently we believe that these provisions would not apply to Structured Capital Strategies(R) contracts because of the type of benefits provided under the contracts. However, if you take annual withdrawals instead of annuitizing, please consult your tax adviser concerning applicability of these complex rules to your situation.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70 1/2.

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70 1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70 1/2, or to delay taking it until the first three-month period in the next calendar year (January 1 - April 1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS

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table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

If you choose an account-based method, the RMD amount for your Structured Capital Strategies(R) traditional IRA contract is calculated with respect to your entire interest in the contract, including your allocations to one or more variable investment options and one or more of the Segments in the Structured Investment Option.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan, and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, if you are taking account-based withdrawals from all of your traditional IRAs, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

If you are at an age where you are required to take lifetime required minimum distributions from traditional IRAs you should consider the effect of allocations to the Structured Investment Option under a Structured Capital Strategies(R) traditional IRA contract. You should consider whether you have a sufficient amount allocated to the Variable Investment Options under this contract and/or sufficient liquidity under other traditional IRAs that you maintain in order to satisfy your RMD for this contract without affecting amounts allocated to the Structured Investment Option under this contract.

Particularly if you hold any portion of your Structured Capital Strategies(R) IRA contract value in Segments, you should make sure to have money invested in the variable investment options and/or other traditional IRAs in order to have enough liquidity in the contract or elsewhere to satisfy your RMD withdrawals without dipping into a Segment.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70 1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

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If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70 1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed above under "Individual beneficiary." PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

SPOUSAL CONTINUATION

If the contract is continued under Spousal continuation, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions:

..   made on or after your death; or

..   made because you are disabled (special federal income tax definition); or

..   used to pay for certain extraordinary medical expenses (special federal income tax definition); or

..   used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

..   used to pay certain first-time home buyer expenses (special federal income tax definition -- there is a $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

..   used to pay certain higher education expenses (special federal income tax definition); or

..   in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and document eligibility for the exception to the IRS.

ROTH INDIVIDUAL RETIREMENT ANNUITIES ("ROTH IRAS")

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."

The Structured Capital Strategies(R) Roth IRA contracts are designed to qualify as Roth individual retirement annuities under Sections 408A(b) and 408(b) of the Internal Revenue Code.

CONTRIBUTIONS TO ROTH IRAS

Individuals may make four different types of contributions to a Roth IRA:

..   regular after-tax contributions out of earnings; or

..   taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion" rollover contributions); or

..   tax-free rollover contributions from other Roth individual retirement arrangements (or designated Roth accounts under defined contribution plans); or

..   tax-free direct custodian-to-custodian transfers from other Roth IRAs
    ("direct transfers").

If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

Because the minimum initial contribution AXA Equitable requires to purchase this contract is larger than the maximum regular contribution you can make to an IRA for a taxable year, this contract must be purchased through a rollover or direct transfer contribution.

REGULAR CONTRIBUTIONS TO ROTH IRAS

LIMITS ON REGULAR CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,500 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2014, after adjustment for cost-of-living changes. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. When your earnings are below $5,500, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion above under "Special rules for spouses" earlier in this section under traditional IRAs.

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If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

With a Roth IRA, you can make regular contributions when you reach
70 1/2, as long as you have sufficient earnings. The amount of permissible contributions to Roth IRAs for any year depends on the individual's income limits and marital status. For example, if you are married and filing separately for any year your ability to make regular Roth IRA contributions is greatly limited. The amount of permissible contributions and income limits may be adjusted annually for cost of living. Please consult IRS Publication 590, "INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)" for the rules applicable to the current year.

WHEN YOU CAN MAKE CONTRIBUTIONS. Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS. Roth IRA contributions are not tax deductible.

ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO ROTH IRAS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS? The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over, or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee, or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

..   another Roth IRA;

..   a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

..   a "designated Roth contribution account" under a 401(k) plan, 403(b) plan or governmental employer Section 457(b) plan (direct or 60-day); or

..   from non-Roth accounts under another eligible retirement plan as described below under "Conversion rollover contributions to Roth IRAs."

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

CONVERSION ROLLOVER CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code
Section 401(a) qualified plan, a 403(b) plan, and a governmental employer
Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax-free. Even if you are under age 59 1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA.

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

The IRS and Treasury have issued Proposed and Temporary Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization, and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

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The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original
SEP-IRA or SIMPLE IRA). You cannot recharacterize back to the original plan a contribution directly rolled over from an eligible retirement plan which is not a traditional IRA.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

To recharacterize a contribution you must use our forms.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender and termination of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

..   rollovers from a Roth IRA to another Roth IRA;

..   direct transfers from a Roth IRA to another Roth IRA;

..   qualified distributions from a Roth IRA; and

..   return of excess contributions or amounts recharacterized to a traditional
    IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS

Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

..   you are age 59 1/2 or older; or

..   you die; or

..   you become disabled (special federal income tax definition); or

..   your distribution is a "qualified first-time homebuyer distribution"
    (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)Regular contributions

(2)Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

   (a)Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

   (b)Nontaxable portion.

(3)Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amounts distributed, distributions and contributions are aggregated or grouped and added together as follows:

(1)All distributions made during the year from all Roth IRAs you maintain -- within any custodian or issuer -- are added together.

(2)All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

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Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

REQUIRED MINIMUM DISTRIBUTIONS

Lifetime minimum distribution requirements do not apply.

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

EXCESS CONTRIBUTIONS

Generally the same as traditional IRA, except that regular contributions made after age 70 1/2 are not "excess contributions."

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.

FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts and specified tax-favored savings or retirement plans or arrangements. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

..   we might have to withhold and/or report on amounts we pay under a free look or cancellation.

..   we are required to withhold on the gross amount of a distribution from a
    Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U. S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

Federal tax rules require payers to withhold differently on "periodic" and "non-periodic" payments. Payers are to withhold from periodic annuity payments as if the payments were wages. The annuity contract owner is to specify marital status and the number of withholding exemptions claimed on an IRS Form W-4P or similar substitute election form. If the owner does not claim a different number of withholding exemptions or marital status, the payer is to withhold assuming that the owner is married and claiming three withholding exemptions. If the owner does not provide the owner's correct Taxpayer Identification Number a payer is to withhold from periodic annuity payments as if the owner were single with no exemptions.

A contract owner's withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

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10. More information

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ABOUT SEPARATE ACCOUNT NO. 49

Each variable investment option is a subaccount of Separate Account No. 49. We established Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 49 that represent our investments in Separate Account No. 49 or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account No. 49 assets in any investment permitted by applicable law. The results of Separate Account
No. 49's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 49. However, the obligations themselves are obligations of AXA Equitable.

Separate Account No. 49 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 49. Although Separate Account No. 49 is registered, the SEC does not monitor the activity of Separate Account No. 49 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account No. 49 invests in shares issued by the corresponding Portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, Separate Account No. 49, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)to operate Separate Account No. 49 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 49 or a variable investment option directly);

(5)to deregister Separate Account No. 49 under the Investment Company Act of
   1940;

(6)to restrict or eliminate any voting rights as to Separate Account No. 49;

(7)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8)to limit or terminate contributions or transfers into any variable investment option; and

(9)to limit the number of variable investment options you may select.

If the exercise of these rights results in a material change in the underlying investment of Separate Account No. 49, you will be notified of such exercise, as required by law.

ABOUT SEPARATE ACCOUNT NO. 68

We hold assets in a "non-unitized" separate account we have established under the New York Insurance Law to support our obligations under the Structured Investment Option. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We are obligated to pay all money we owe under the contract. If the obligation exceeds the assets of Separate Account no. 68, funds will be transferred to Separate Account No. 68 from the general account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the Structured Investment Option, regardless of whether assets supporting the Structured Investment Option are held in a separate account or our general account. An owner should look to the financial strength of AXA Equitable for its claims-paying ability. For more information, see "About the general account" below.

Our current plans are to invest separate account assets in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities, and government and agency issues. We may also invest in interest rate swaps. Although the above generally describes our plans for investing the assets supporting our obligations under the Structured Investment Option, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws.

ABOUT THE TRUST

The Trust is registered under the Investment Company Act of 1940. It is classified as an "open-end management investment company," more commonly called a mutual fund. The Trust issues different shares relating to each of its portfolios.

The Trust does not impose sales charges or "loads" for buying and selling its shares. All dividends and other distributions on the Trust's shares are reinvested in full. The Board of Trustees of the Trust serves for the benefit of the Trust's shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of

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Trustees can establish additional Portfolios or eliminate existing Portfolios;
change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for the Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or the Structured Investment Option with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and the Structured Investment Option. The general obligations and the Structured Investment Option under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests in the Structured Investment Option under the contracts in the general account are issued by AXA Equitable and are registered under the Securities Act of 1933. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT OTHER METHODS OF PAYMENT

WIRE TRANSMITTALS AND ELECTRONIC TRANSACTIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt Form. We may also require additional information. Until we receive the Acknowledgement of Receipt Form, (i.e. withdrawals and surrenders) financial transactions will not be permitted unless you request them in writing, sign the request and have it signature guaranteed. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, subsequent contributions may be transmitted by wire.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the NYSE is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). If the Securities and Exchange Commission determines the existence of emergency conditions on any day, and consequently, the NYSE does not open, then that day is not a business day. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day;

   -- after 4:00 p.m. Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

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..   If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

..   When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

..   If we have entered into an agreement with your broker-dealer for automated processing of contributions and/or transfers uponreceipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and/or transfer and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent contributions and/or transfers, or both, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.

CONTRIBUTIONS, TRANSFERS, WITHDRAWALS AND SURRENDERS

..   Contributions allocated to the variable investment options or the Segment
    Type Holding Accounts are invested at the unit value next determined after the receipt of the contribution.

..   Transfers to or from the variable investment options or the Segment Type
    Holding Accounts will be made at the unit value next determined after the receipt of the transfer request.

..   Requests for withdrawals or surrenders from the variable investment options or the Segment Type Holding Accounts will be made at the unit value next determined on the business day that we receive the information that we require.

ABOUT YOUR VOTING RIGHTS

As the owner of shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:

..   the election of trustees;

..   the formal approval of independent auditors selected for each Trust; or

..   any other matters described in the Prospectus for the Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The Trust sells its shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. EQ Advisors Trust also sells its shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of the Trust intend to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT NO. 49 VOTING RIGHTS

If actions relating to Separate Account No. 49 require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 49, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account No. 49, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS

The financial statements of Separate Account No. 49, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The SAI is part of the registration statement filed on Form N-4. The

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financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS, AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin, subject to our acceptance. We will continue to treat you as the owner until we receive written notification of any change at our processing office. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.

We may refuse to process a change of ownership of an NQ contract to an entity without appropriate documentation of status on IRS Form W-9 (or, if IRS Form W-9 cannot be provided because the entity is not a U.S. entity, on the appropriate type of Form W-8).

Following a change of ownership, the existing beneficiary designations will remain in effect until the new owner provides new designations.

You cannot assign or transfer ownership of a traditional IRA or Roth IRA contract except by surrender to us. This rule also generally applies to QP contracts.

You cannot assign your contract as collateral or security for a loan. Loans are also not available under your contract. For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your traditional IRA or Roth IRA contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge if one applies.

ABOUT CUSTODIAL IRAS

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 49. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold (except for Series ADV contracts sold through AXA Distributors). AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this Prospectus.

AXA ADVISORS COMPENSATION. For Series ADV contracts sold through AXA Advisors, AXA Advisors will retain 50% of the advisory fee and the financial representative will get the other 50%.

For Series B and Series C contracts, AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 8.5% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.0% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive pro-

                               MORE INFORMATION
grams to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contract your financial professional for information about the compensation he or she receives and any related incentives, as described immediately below.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. For Series ADV contracts sold through AXA Distributors, AXA Distributors will not receive any compensation.

For Series B and Series C contracts, AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributors' Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributors' Selling broker-dealers. Contribution-compensation will generally not exceed 7.0% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.0% of the account value of the contract sold. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

                               MORE INFORMATION

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable contracts exclusively.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2013) received additional payments. These additional payments ranged from $1,256 to $5,706,371. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corporation
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
BBVA Compass Investment Solutions, Inc.
Cambridge Investment Research
CCO Investment Services Corporation
Centaurus Financial, Inc.
Cetera Advisors, LLC
Cetera Advisors Networks, LLC
Cetera Financial Specialists, LLC
Cetera Investment Services, LLC
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUNA Brokerage Services
Cuso Financial Services, L.P.
Essex National Securities, Inc.
Farmer's Financial Solution
First Allied Securities Inc.
First Citizens Investor Services, Inc.
First Tennessee Brokerage Inc.
Founders Financial Securities
Geneos Wealth Management Inc.
GWN Securities, Inc.
H.D. Vest Investment Securities, Inc.
Harvest Capital, LLC
Independent Financial Group, LLC
ING Financial Partners
Investacorp, Inc.
Investment Professionals, Inc.
Investors Capital Corporation
James T. Borello & Company
Janney Montgomery Scott LLC
JP Turner & Company, LLC
Key Investment Services LLC
Kovack Securities
LPL Financial Corporation
Lucia Securities, LLC
Meridien Financial Group, Inc.
Merrill Lynch Life Agency, Inc.
Morgan Keegan & Company
Morgan Stanley Smith Barney
National Planning Corporation
Next Financial Group, Inc.
NFP Securities Inc.
PNC Investments
Prime Capital Services
Raymond James Insurance Group
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corporation
Securities America Inc.
SII Investments
Stifel, Nicolaus & Company, Inc.
Summit Brokerage Services, Inc.
SunTrust Investments
The Advisor Group
TransAmerica Financial Advisors
Triad Advisors
U.S Bancorp Investments, Inc.
Valmark Securities, Inc.
Wells Fargo Wealth Brokerage Insurance Agency

                               MORE INFORMATION

11. Incorporation of certain documents by reference

--------------------------------------------------------------------------------

AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2013 (the "Annual Report") is considered to be part of this Prospectus because it is incorporated by reference.

AXA Equitable files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, AXA Equitable has filed with the SEC a registration statement relating to the Structured Investment Option (the "Registration Statement"). This Prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this Prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this Prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can access our website at www.axa.com.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The consolidated financial statements of AXA Equitable at December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013 are incorporated by reference herein in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.25%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2013.

--------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31,
                                         ---------------------------------
                                           2013     2012    2011    2010
--------------------------------------------------------------------------
 EQ/CORE BOND INDEX
--------------------------------------------------------------------------
   Unit value                            $  10.06 $  10.35 $ 10.16 $  9.82
--------------------------------------------------------------------------
   Number of units outstanding (000's)        483      362      62      13
--------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
--------------------------------------------------------------------------
   Unit value                            $  16.33 $  12.57 $ 11.05 $ 11.02
--------------------------------------------------------------------------
   Number of units outstanding (000's)        859      466      66       5
--------------------------------------------------------------------------
 EQ/MONEY MARKET
--------------------------------------------------------------------------
   Unit value                            $   1.00 $   1.00 $  1.00 $  1.00
--------------------------------------------------------------------------
   Number of units outstanding (000's)    133,824  128,050  43,482  24,335
--------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.65%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2013.

-------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31,
                                         --------------------------------
                                          2013             2012
-------------------------------------------------------------------------
 EQ/CORE BOND INDEX
-------------------------------------------------------------------------
   Unit value                            $  9.69          $ 10.01
-------------------------------------------------------------------------
   Number of units outstanding (000's)        38                1
-------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
-------------------------------------------------------------------------
   Unit value                            $ 12.88          $  9.96
-------------------------------------------------------------------------
   Number of units outstanding (000's)        74                3
-------------------------------------------------------------------------
 EQ/MONEY MARKET
-------------------------------------------------------------------------
   Unit value                            $  1.00          $  1.00
-------------------------------------------------------------------------
   Number of units outstanding (000's)    18,408           11,935
-------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 0.65%.

Unit Values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2013.

-------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31,
                                         --------------------------------
                                          2013     2012    2011    2010
-------------------------------------------------------------------------
 EQ/CORE BOND INDEX
-------------------------------------------------------------------------
   Unit value                            $ 10.26  $10.50  $10.24  $ 9.84
-------------------------------------------------------------------------
   Number of units outstanding (000's)        27      48      --      --
-------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
-------------------------------------------------------------------------
   Unit value                            $ 16.65  $12.75  $11.13  $11.04
-------------------------------------------------------------------------
   Number of units outstanding (000's)        53       5      --      --
-------------------------------------------------------------------------
 EQ/MONEY MARKET
-------------------------------------------------------------------------
   Unit value                            $  1.00  $ 1.00  $ 1.00  $ 1.00
-------------------------------------------------------------------------
   Number of units outstanding (000's)    10,504   6,456     757      --
-------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

Appendix II: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

The following information is a summary of the states where the Structured Capital Strategies(R) contracts or certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract's features and benefits as previously described in this Prospectus. Certain features and/or benefits may have been approved in your state after your contract was issued and cannot be added. Please contact your financial professional for more information about availability in your state.

STATES WHERE CERTAIN STRUCTURED CAPITAL STRATEGIES(R) FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:


-------------------------------------------------------------------------------
 STATE      FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------
ALASKA      Series B, Series C, and Series    Not available.
            ADV contracts
-------------------------------------------------------------------------------
ARIZONA     See "Your right to cancel within  If you reside in the state of
            a certain number of days" in      Arizona and you purchased your
            "Contract features and benefits"  contract as a replacement for a different variable annuity
                                              contract or you are age 65 or
                                              older at the time the contract
                                              is issued, you may return your
                                              variable annuity contract within
                                              30 days from the date you
                                              receive it and receive a refund
                                              of account value. This is also
                                              referred to as the "free look"
                                              period.
-------------------------------------------------------------------------------
CALIFORNIA  See "We require that the          You are not required to use our
            following types of                forms when making a transaction
            communications be on specific     request. If a written request
            forms we provide for that         contains all the information
            purpose" in "How to reach us"     required to process the request,
                                              we will honor it.
            See "Contract features and        If you reside in California and
            benefits" -- "Your right to       you are age 60 or older at the
            cancel within a certain number    time the contract is issued, you
            of days"                          may return your variable annuity
                                              contract within 30 days from the
                                              date that you receive it and
                                              receive a refund as described
                                              below.
                                              If you allocate your entire
                                              initial contribution to the
                                              EQ/Money Market option, the
                                              amount of your refund will be
                                              equal to your contribution,
                                              unless you make a transfer, in
                                              which case the amount of your
                                              refund will be equal to your
                                              account value on the date we
                                              receive your request to cancel
                                              at our processing office. This
                                              amount could be less than your
                                              initial contribution. If you
                                              allocate any portion of your
                                              initial contribution to the
                                              variable investment options
                                              (other than the EQ/Money Market
                                              option), your refund will be
                                              equal to your account value on
                                              the date we receive your request
                                              to cancel at our processing
                                              office.

                                              "RETURN OF CONTRIBUTION" FREE
                                              LOOK TREATMENT AVAILABLE THROUGH
                                              CERTAIN SELLING BROKERS-DEALERS
                                              Certain selling broker-dealers
                                              offer an allocation method
                                              designed to preserve your right
                                              to a return of your contribu-
                                              tions during the free look
                                              period. At the time of
                                              application, you will instruct
                                              your financial professional as
                                              to how your initial contribution
                                              and any subsequent contributions
                                              should be treated for the
                                              purpose of maintaining your free
                                              look right under the contract.
                                              Please consult your financial
                                              professional to learn more about
                                              the availability of "return of
                                              contribution" free look
                                              treatment.
                                              If you choose "return of
                                              contribution" free look
                                              treatment of your contract, we
                                              will allocate your entire
                                              contribution and any subsequent
                                              contributions made during the 40
                                              day period following the
                                              Contract Date, to the EQ/Money
                                              Market investment option. In the
                                              event you choose to exercise
                                              your free look right under the
                                              contract, you will receive a
                                              refund equal to your
                                              contributions.
                                              If you choose the "return of
                                              contribution" free look
                                              treatment and your contract is
                                              still in effect on the 40th day
                                              (or next business day) following
                                              the Contract Date, we will
                                              automatically reallocate your
                                              account value to the investment
                                              options chosen on your
                                              application.
-------------------------------------------------------------------------------


                                     II-1

     APPENDIX II: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                             FEATURES AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
CALIFORNIA                                     Any transfers made prior to the
(CONTINUED)                                    expiration of the 30 day free
                                               look will terminate your right
                                               to "return of contribution"
                                               treatment in the event you
                                               choose to exercise your free
                                               look right under the contract.
                                               Any transfer made prior to the
                                               40th day following the Contract
                                               Date will cancel the automatic
                                               reallocation on the 40th day (or
                                               next business day) following the
                                               Contract Date described above.
                                               If you do not want AXA Equitable
                                               to perform this scheduled
                                               one-time reallocation, you must
                                               call one of our customer service
                                               representatives at 1 (800)
                                               789-7771 before the 40th day
                                               following the Contract Date to
                                               cancel.

                                               If you purchased your contract
                                               from a financial professional
                                               whose firm submits applications
                                               to AXA Equitable electronically,
                                               the Dollar Cap Averaging Program
                                               may not be available at the time
                                               your contract is issued. If this
                                               is the case and you wish to
                                               participate in the program after
                                               your contract has been issued,
                                               you must make your election on
                                               the applicable paper form and
                                               submit it to us separately.
                                               Depending on when we receive
                                               your form, you may miss the
                                               first available date on which
                                               your account value would
                                               otherwise be transferred to your
                                               designated Segment Type Holding
                                               Accounts.

             QP (Defined Benefit and Defined   Not available.
             Contribution) contracts

             See "Segment Types" under         Choice Segments are not
             "Structured Investment Option"    available.
             in "Contract Features and
             Benefits"

             See "Dollar Cap Averaging         If you elect to invest in the
             Program" and "Your right to       Dollar Cap Averaging Program,
             cancel within a certain number    you will not be eligible for the
             of days" in "Contract features    "return of contribution" free
             and benefits"                     look treatment. By electing the
                                               Dollar Cap Averaging Program,
                                               you would only be eligible to
                                               receive a return of account
                                               value if you free look your
                                               contract.

             See "Charges and expenses" --     Item (iii) under this section is
             "Disability, terminal illness,    deleted in its entirety.
             or confinement to a nursing
             home" (For Series B contracts
             only)

             See "More information" --         You can transfer ownership of an
             "Transfers of ownership,          NQ contract at any time before
             collateral assignments, loans,    annuity payments begin. You may
             and borrowing"                    assign your contract, unless
                                               otherwise restricted for tax
                                               qualification purposes.
--------------------------------------------------------------------------------
CONNECTICUT  QP (Defined Benefit and Defined   Not available.
             Contribution) contracts

             See "Segment Types" under         Choice Segments are not
             "Structured Investment Option"    available.
             in "Contract Features and
             Benefits"

             See "Charges and expenses -       Waiver (i) is deleted. As a
             Disability, terminal illness, or  result, the first sentence of
             confinement to a nursing home"    the last paragraph of this
             (For Series B contracts only)     section is deleted and replaced
                                               with the following:

                                               We reserve the right to impose a
                                               withdrawal charge, in accordance
                                               with your contract, if the
                                               conditions described in (ii) or
                                               (iii) above existed at the time
                                               a contribution was remitted or
                                               if the condition began within 12
                                               months following remittance.

             See "Charge for each additional   The charge for transfers does
             transfer in excess of 12          not apply.
             transfers per contract year" in
             "Fee table" and "Transfer
             charge" in "Charges and expenses"
--------------------------------------------------------------------------------
FLORIDA      See "How you can purchase and     In the third paragraph of this
             contribute to your contract" in   section, item (i) now reads:
             "Contract features and benefits"  "(i) contributions under a
                                               Structured Capital Strategies(R)
                                               contract would then total more
                                               than $1,500,000;" and item (ii)
                                               regarding the $2,500,000
                                               limitation on contributions is
                                               deleted. The remainder of this
                                               section is unchanged.

             See "Your right to cancel within  If you reside in the state of
             a certain number of days" in      Florida, you may cancel your
             "Contract features and benefits"  variable annuity contract and return it to us within 21 days
                                               from the date that you receive
                                               it. You will receive an
                                               unconditional refund equal to
                                               the greater of the cash
                                               surrender value provided in the
                                               annuity contract, plus any fees
                                               or charges deducted from the
                                               contributions or imposed under
                                               the contract, or a refund of all
                                               contributions paid.

             See "Selecting an annuity payout  The following sentence replaces
             option" under "Your annuity       the first sentence of the second
             payout options" in "Accessing     paragraph in this section:
             your money"

                                               You can choose the date annuity
                                               payments are to begin, but it
                                               may not be earlier than twelve
                                               months from the contract date.
--------------------------------------------------------------------------------

APPENDIX II: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

----------------------------------------------------------------------------------
 STATE         FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
----------------------------------------------------------------------------------
FLORIDA        See "Withdrawal charge" in        If you are age 65 or older at
(CONTINUED)    "Charges and expenses"            the time your contract is
                                                 issued, the applicable
                                                 withdrawal charge will not
                                                 exceed 10% of the amount
                                                 withdrawn. In addition, no
                                                 charge will apply after the end
                                                 of the 10th contract year or 10
                                                 years after a contribution is
                                                 made, whichever is later.
----------------------------------------------------------------------------------
IDAHO          See "Your right to cancel within  If you reside in the state of
               a certain number of days" in      Idaho, you may return your
               "Contract features and benefits"  contract within 20 days from the date that you receive it and
                                                 receive a refund of your initial
                                                 contribution.
----------------------------------------------------------------------------------
ILLINOIS       Structured Capital Strategies(R)  Structured Capital Strategies(R)
                                                 is no longer available for sale
                                                 in the state of Illinois.
----------------------------------------------------------------------------------
MARYLAND       See "Your annuity payout          The table of guaranteed annuity
               options" in "Accessing your       payments cannot be changed after
               money"                            contract issue.

               Series C contracts                Not available
----------------------------------------------------------------------------------
MASSACHUSETTS  See "Disability, terminal         This section is deleted in its
               illness or confinement to         entirety.
               nursing home" under "Withdrawal
               charge" in "Charges and
               expenses" (For Series B
               contracts only)
----------------------------------------------------------------------------------
MINNESOTA      Structured Capital Strategies(R)  Structured Capital Strategies(R)
                                                 is no longer available for sale
                                                 in the state of Minnesota.

               Series C contracts (for sales of  Not available
               Structured Capital Strategies(R)
               prior to June 24, 2013)

               QP (Defined Benefit and Defined   Not available.
               Contribution) contracts (for
               sales of Structured Capital
               Strategies(R) prior to June 24,
               2013)

               See "Segment Types" under         Choice Segments are not
               "Structured Investment Option"    available.
               in "Contract Features and
               Benefits" (for sales of
               Structured Capital Strategies(R)
               prior to June 24, 2013)

               See "Securities Indices" under    The Financial Select Sector SPDR
               "Structured Investment Option"    Fund is not available.
               in "Contract Features and
               Benefits" (for sales of
               Structured Capital Strategies(R)
               prior to June 24, 2013)
----------------------------------------------------------------------------------
NEW JERSEY     See "Your annuity payout          The table of guaranteed annuity
               options" in "Accessing your       payments cannot be changed after
               money"                            contract issue.

               See "Withdrawals treated as       We do not have the right to
               surrenders" in "Accessing your    terminate your contract if no
               money"                            contributions are made during
                                                 the last three completed
                                                 contract years and your account
                                                 value is less than $500.
----------------------------------------------------------------------------------
NEW HAMPSHIRE  See "Disability, terminal         Waiver (iii) regarding the
               illness, or confinement to a      definition of a nursing home is
               nursing home" under "Withdrawal   deleted, and replaced with the
               charge" in "Charges and           following:
               expenses" (For Series B           You are confined to a nursing
               contracts only)                   home for more than 90 days (or
                                                 such other period, as required
                                                 in your state) as verified by a
                                                 licensed physician. A nursing
                                                 home for this purpose means one
                                                 that is (a) a provider of
                                                 skilled nursing care service, or
                                                 qualified to receive approval of
                                                 Medicare benefits, or (b)
                                                 operated pursuant to law as a
                                                 skilled nursing home by the
                                                 state or territory in which it
                                                 is located (it must be within
                                                 the United States, Puerto Rico,
                                                 U.S. Virgin Islands, or Guam)
                                                 and meets all of the following:

                                                 .   its main function is to
                                                     provide skilled,
                                                     intermediate, or custodial
                                                     nursing care;
                                                 .   it is supervised by a
                                                     registered nurse or licensed
                                                     practical nurse;

                                                 .   it keeps daily medical
                                                     records of each patient;
                                                 .   it controls and records all
                                                     medications dispenses; and
                                                 .   its primary service is other
                                                     than to provide housing for
                                                     residents.
----------------------------------------------------------------------------------

APPENDIX II: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

---------------------------------------------------------------------------------
 STATE        FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
---------------------------------------------------------------------------------
NEW YORK      QP (Defined Benefit and Defined   Not available.
              Contribution) contracts

              See "Securities Indices" under    The Financial Select Sector SPDR
              "Structured Investment Option"    Fund is not available.
              in "Contract features and
              benefits"

              See "Segment Types" under         Choice Segments are not
              "Structured Investment Option"    available.
              in "Contract Features and
              Benefits"

              See "Your right to cancel within  The second paragraph under "Your
              a certain number of days" in      right to cancel within a certain
              "Contract features and benefits"  number of days" is deleted in
              and also see "Calculation         its entirety and replaced with
              Formula" in "Appendix III:        the following:
              Segment Interim Value"            Your refund will equal your
                                                account value under the contract
                                                on the day we receive written
                                                notification of your decision to
                                                cancel the contract and will
                                                reflect any investment gain or
                                                loss in the variable investment
                                                options (less the daily charges
                                                we deduct) through the date we
                                                receive your contract. This
                                                includes a modified calculation
                                                of the Segment Interim Value for
                                                amounts allocated to existing
                                                Segments. For any IRA contract
                                                returned to us within seven days
                                                after you receive it, we are
                                                required to refund the full
                                                amount of your contribution.
                                                Only for the purpose of
                                                calculating your refunded amount
                                                if you exercise your right to
                                                cancel within a certain number
                                                of days, your Segment Interim
                                                Value is equal to the sum of the
                                                following components:
                                                   (1)Fair Value of Fixed
                                                      Instruments; plus
                                                   (2)Fair Value of Derivatives;
                                                      plus
                                                   (3)Cap Calculation Factor
                                                      (computed based on the
                                                      assumption that we have
                                                      not incurred any expense).

              See "The amount applied to        If a life contingent annuity
              purchase an annuity payout        payout option is elected, the
              option" in "Accessing your money" amount applied to the annuity benefit will be 100% of the
                                                account value and any applicable
                                                withdrawal charge will be waived.
                                                If a non-life contingent annuity
                                                payout option is elected, the
                                                amount applied to the annuity
                                                benefit is the greater of the
                                                cash value or 95% of what the
                                                account value would be if no
                                                withdrawal charge applied.

              See "Disability, terminal         Item (i) is deleted and replaced
              illness, or confinement to a      with the following: An owner (or
              nursing home" in "Charges and     older joint owner, if
              expenses"                         applicable) has qualified to
                                                receive Social Security
                                                disability benefits as certified
                                                by the Social Security
                                                Administration or meets the
                                                definition of a total disability
                                                as specified in the contract. To
                                                qualify, a recertification
                                                statement from a physician will
                                                be required every 12 months from
                                                the date disability is
                                                determined.

              See "Transfers of ownership,      You may assign all or a portion
              collateral assignments, loans     of your contract at any time,
              and borrowing" in "More           unless otherwise restricted for
              information"                      tax qualification purposes.
---------------------------------------------------------------------------------
NORTH DAKOTA  See "Your right to cancel within  To exercise your cancellation
              a certain number of days" in      right, you must return the
              "Contract features and benefits"  certificate directly to our processing office within 20 days
                                                after you receive it.
---------------------------------------------------------------------------------
OREGON        Series C contracts                Not available
              iShares(R) Dow Jones U.S. Real    Not available
              Estate Index Fund & MSCI
              Emerging Markets Price Return
              Index
              Dollar Cap Averaging Program      Not available
              Pre-Packaged Segment Selection    Not available

              QP (Defined Benefit and Defined   Not available.
              Contribution) contracts

              See "Segment Types" under         Choice Segments are not
              "Structured Investment Option"    available.
              in "Contract Features and
              Benefits"
---------------------------------------------------------------------------------

APPENDIX II: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

---------------------------------------------------------------------------------
 STATE        FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
---------------------------------------------------------------------------------
OREGON        See "Securities Indices" under    The NASDAQ-100 Price Return
(CONTINUED)   "Structured Investment Option"    Index is not available in Oregon.
              in "Contract features and
              benefits"

                                                The Financial Select Sector SPDR
                                                Fund is not available in Oregon.
              See "How you can purchase and     Additional contributions are not
              contribute to your contract" in   permitted after the fifth
              "Contract features and benefits"  contract year.
              See "Lifetime required minimum    THE FOLLOWING REPLACES THE THIRD
              distribution withdrawals" under   PARAGRAPH:
              "Withdrawing your account value"  We generally will not impose a
              in "Accessing your money"         withdrawal charge on minimum
                                                distribution withdrawals even if
                                                you are not enrolled in our
                                                automatic RMD service, except
                                                if, when added to a non-RMD lump
                                                sum withdrawal previously taken
                                                in the same contract year, the
                                                minimum distribution withdrawals
                                                exceed the free withdrawal
                                                amount. In order to avoid a
                                                withdrawal charge in connection
                                                with minimum distribution
                                                withdrawals outside of our
                                                automatic RMD service, you must
                                                notify us using our withdrawal
                                                request form. Such minimum
                                                distribution withdrawals must be
                                                based solely on your contract's
                                                account value.

                                                FOR SERIES B CONTRACTS:

              See "Selecting an annuity payout  You can choose the date annuity
              option" under "Your annuity       payments begin, but it may not
              payout options" in "Accessing     be earlier than the date all
              your money"                       withdrawal charges under the
                                                contract expire.

              See "Disability, terminal         Item (i) under this section is
              illness, or confinement to        deleted in its entirety.
              nursing home" under "Withdrawal
              charge" in "Charges and expenses"

              See "Transfers of ownership,      The contract may be freely
              collateral assignments, loans     assigned unless otherwise
              and borrowing" in "More           restricted for tax qualification
              information"                      purposes.
---------------------------------------------------------------------------------
PENNSYLVANIA  Contributions                     Your contract refers to
                                                contributions as premiums.

              QP (Defined Benefit and Defined   Not available.
              Contribution) contracts

              See "Securities Indices" under    The Financial Select Sector SPDR
              "Structured Investment Option"    Fund is not available.
              in "Contract features and
              benefits"

              See "Segment Types" under         Choice Segments are not
              "Structured Investment Option"    available.
              in "Contract Features and
              Benefits"

              See "Disability, terminal         The Withdrawal Charge Waiver
              illness or confinement to         does not apply during the first
              nursing home" in "Charges and     12 months of the contract with
              expenses" (For Series B           respect to the Social Security
              contracts only)                   Disability Waiver, the Six Month
                                                Life Expectancy Waiver, or if
                                                the owner is confined to a
                                                nursing home during such period.

              Required disclosure for           Any person who knowingly and
              Pennsylvania customers            with intent to defraud any
                                                insurance company or other
                                                person files an application for
                                                insurance or statement of claim
                                                containing any materially false
                                                information or conceals for the
                                                purpose of misleading,
                                                information concerning any fact
                                                material thereto commits a
                                                fraudulent insurance act, which
                                                is a crime and subjects such
                                                person to criminal and civil
                                                penalties.
---------------------------------------------------------------------------------
PUERTO RICO   See "Securities Indices" under    The Financial Select Sector SPDR
              "Structured Investment Option"    Fund is not available.
              in "Contract features and
              benefits"

              See "Segment Types" under         Choice Segments are not
              "Structured Investment Option"    available.
              in "Contract Features and
              Benefits"

              QP (Defined Benefit) contracts    Not available
---------------------------------------------------------------------------------

APPENDIX II: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
PUERTO RICO  "Purchase considerations for QP   PURCHASE CONSIDERATIONS FOR QP
(CONTINUED)  (Defined Contribution) contracts  (DEFINED CONTRIBUTION) CONTRACTS
             in Puerto Rico" -- this section   IN PUERTO RICO:
             replaces "Appendix IV: Purchase   Trustees who are considering the
             considerations for defined        purchase of a Structured Capital
             benefit and defined contribution  Strategies(R) QP contract in
             plans" in this Prospectus.        Puerto Rico should discuss with
                                               their tax, legal and plan
                                               advisors whether this is an
                                               appropriate investment vehicle
                                               for the employer's plan.
                                               Trustees should consider whether
                                               the plan provisions permit the
                                               investment of plan assets in the
                                               QP contract, and the payment of
                                               death benefits in accordance
                                               with the requirements of Puerto
                                               Rico income tax rules. The QP
                                               contract and this Prospectus
                                               should be reviewed in full, and
                                               the following factors, among
                                               others, should be noted.

                                               SOURCE OF INCOME

                                               .   Because this contract is
                                                   issued by a United States
                                                   insurance company, amounts
                                                   paid from the contract
                                                   produce U.S.-source income,
                                                   not Puerto Rico-source
                                                   income. A Puerto Rico
                                                   qualified plan investing in
                                                   assets producing Puerto
                                                   Rico-source income is likely
                                                   to generate a more favorable
                                                   tax result for a participant
                                                   under a Puerto Rico
                                                   qualified plan.
                                               LIMITS ON CONTRACT OWNERSHIP:
                                               .   QP contracts are not
                                                   available to defined benefit
                                                   plans. Defined benefit plans
                                                   must use Non-Qualified
                                                   contracts to invest
                                                   Structured Capital
                                                   Strategies(R). There is no
                                                   qualified plan contract
                                                   endorsement available for
                                                   defined benefit plans with
                                                   Structured Capital
                                                   Strategies(R). The plan and
                                                   trust, if properly
                                                   qualified, contain the
                                                   requisite provisions of the
                                                   Internal Revenue Code to
                                                   maintain their tax exempt
                                                   status. A non-qualified
                                                   contract cannot be converted
                                                   to an IRA.

                                               .   The QP contract is offered
                                                   only as a funding vehicle to
                                                   qualified plan trusts of
                                                   single participant defined
                                                   contribution plans that are
                                                   tax-qualified under Puerto
                                                   Rico law, not United States
                                                   law. The contract is not
                                                   available to US qualified
                                                   plans or to defined benefit
                                                   plans qualifying under
                                                   Puerto Rico law.

                                               .   The QP contract owner is the
                                                   qualified plan trust. The
                                                   annuitant under the contract
                                                   is the self-employed Puerto
                                                   Rico resident, who is the
                                                   sole plan participant.

                                               .   This product should not be
                                                   purchased if the self-
                                                   employed individual
                                                   anticipates having
                                                   additional employees become
                                                   eligible for the plan. We
                                                   will not allow additional
                                                   contracts to be issued for
                                                   participants other than the
                                                   original business owner.

                                               .   If the business that
                                                   sponsors the plan adds
                                                   another employee who becomes
                                                   eligible for the plan, no
                                                   further contributions may be
                                                   made to the contract. If the
                                                   employer moves the funds to
                                                   another funding vehicle that
                                                   can accommodate more than
                                                   one employee, this move
                                                   could result in withdrawal
                                                   charges, if applicable.
                                               LIMITS ON CONTRIBUTIONS:
                                               .   All contributions must be
                                                   direct transfers from other
                                                   investments within an
                                                   existing qualified plan
                                                   trust.

                                               .   Employer payroll
                                                   contributions are not
                                                   accepted.
--------------------------------------------------------------------------------

APPENDIX II: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
PUERTO RICO                                    .   Only one additional transfer
(CONTINUED)                                        contribution may be made per
                                                   contract year.

                                               .   Checks written on accounts
                                                   held in the name of the
                                                   employer instead of the plan
                                                   or the trustee will not be
                                                   accepted.

                                               .   As mentioned above, if a new
                                                   employee becomes eligible
                                                   for the plan, the trustee
                                                   will not be permitted to
                                                   make any further
                                                   contributions to the
                                                   contract established for the
                                                   original business owner.

                                               LIMITS ON PAYMENTS:
                                               .   Loans are not available
                                                   under the contract.

                                               .   All payments are made to the
                                                   plan trust as owner, even
                                                   though the plan
                                                   participant/annuitant is the
                                                   ultimate recipient of the
                                                   benefit payment.

                                               .   AXA Equitable does no tax
                                                   reporting or withholding of
                                                   any kind for payment to the
                                                   plan participant. The plan
                                                   administrator or trustee
                                                   will be solely responsible
                                                   for performing or providing
                                                   for all such services.

                                               .   AXA Equitable does not offer
                                                   contracts that qualify as
                                                   IRAs under Puerto Rico law.
                                               PLAN TERMINATION:
                                               .   If the plan participant
                                                   terminates the business, and
                                                   as a result wishes to
                                                   terminate the plan, the
                                                   trust would have to be kept
                                                   in existence to receive
                                                   payments. This could create
                                                   expenses for the plan.

                                               .   If the plan participant
                                                   terminates the plan and the
                                                   trust is dissolved, or if
                                                   the plan trustee (which may
                                                   or may not be the same as
                                                   the plan participant) is
                                                   unwilling to accept payment
                                                   to the plan trust for any
                                                   reason, AXA Equitable would
                                                   have to change the contract
                                                   from a Puerto Rico QP to NQ
                                                   in order to make payments to
                                                   the individual as the new
                                                   owner. Depending on when
                                                   this occurs, it could be a
                                                   taxable distribution from
                                                   the plan, with a potential
                                                   tax of the entire account
                                                   value of the contract.
                                                   Puerto Rico income tax
                                                   withholding and reporting by
                                                   the plan trustee could apply
                                                   to the distribution
                                                   transaction.

                                               .   AXA Equitable is a U.S.
                                                   insurance company, therefore
                                                   distributions under the NQ
                                                   contract could be subject to
                                                   United States taxation and
                                                   withholding on a "taxable
                                                   amount not determined" basis.

             Beneficiary continuation option   Not available
             (IRA)

             IRA and Roth IRA                  Available for direct rollovers
                                               from U.S. source 401(a) plans
                                               and direct transfers from the
                                               same type of U.S. source IRAs.

             See footnote 1 in "Fee table"     There is no premium tax charge
             and "Charges for state premium    imposed.
             and other applicable taxes" in
             "Charges and expenses"

             See "Purchase considerations for  We do not offer Structured
             a charitable remainder trusts"    Capital Strategies(R) contracts
             under "Owner and annuitant        to charitable remainder trusts
             requirements" in "Contract        in Puerto Rico.
             features and benefits"

             See "Taxation of nonqualified     There are special rules for
             annuities" in "Tax information"   nonqualified contracts issued in
                                               Puerto Rico.
--------------------------------------------------------------------------------

APPENDIX II: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

---------------------------------------------------------------------------------
 STATE        FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
---------------------------------------------------------------------------------
PUERTO RICO                                     Income from NQ contracts we
(CONTINUED)                                     issue is U.S. source. A Puerto
                                                Rico resident is subject to U.S.
                                                taxation on such U.S. source
                                                income. Only Puerto Rico source
                                                income of Puerto Rico residents
                                                is excludable from U.S.
                                                taxation. Income from NQ
                                                contracts is also subject to
                                                Puerto Rico tax. The calculation
                                                of the taxable portion of
                                                amounts distributed from a
                                                contract may differ in the two
                                                jurisdictions. Therefore, you
                                                might have to file both U.S. and
                                                Puerto Rico tax returns, showing
                                                different amounts of income from
                                                the contract for each tax
                                                return. Puerto Rico generally
                                                provides a credit against Puerto
                                                Rico tax for U.S. tax paid.
                                                Depending on your personal
                                                situation and the timing of the
                                                different tax liabilities, you
                                                may not be able to take full
                                                advantage of this credit.

                                                We anticipate requiring owners
                                                or beneficiaries of annuity
                                                contracts in Puerto Rico which
                                                are not individuals to be
                                                required to complete the
                                                appropriate Form W-8 describing
                                                the entity type to avoid 30%
                                                FATCA withholding from
                                                U.S.-source income beginning in
                                                2014.
---------------------------------------------------------------------------------
RHODE ISLAND  See "Your right to cancel within  If you reside in the state of
              a certain number of days" in      Rhode Island at the time the
              "Contract features and benefits"  contract is issued, you may return your contract within 20
                                                days from the date that you
                                                receive it and receive a refund
                                                of your contribution.
---------------------------------------------------------------------------------
TEXAS         See "How you can purchase and     In the third paragraph of this
              contribute to your contract" in   section, item (i) now reads:
              "Contract features and benefits"  "(i) contributions under a
                                                Structured Capital Strategies(R)
                                                contract would then total more
                                                than $1,500,000." The $2,500,000
                                                limitation on the sum of all
                                                contributions under all AXA
                                                Equitable annuity accumulation
                                                contracts with the same owner or
                                                annuitant does not apply.

              QP (Defined Benefit and Defined   Not available.
              Contribution) contracts

              See "Securities Indices" under    The Financial Select Sector SPDR
              "Structured Investment Option"    Fund is not available.
              in "Contract features and
              benefits"

              See "Segment Types" under         Choice Segments are not
              "Structured Investment Option"    available.
              in "Contract Features and
              Benefits"

              See "Disability, terminal         There is no 12 month waiting
              illness or confinement to         period following a contribution
              nursing home" in "Charges and     for the Six Month Life
              expenses" (For Series B           Expectancy Waiver. The
              contracts only)                   withdrawal charge can be waived
                                                even if the condition begins
                                                within 12 months of the
                                                remittance of the contribution.
---------------------------------------------------------------------------------
UTAH          See "Transfers of ownership,      Unless restricted for tax
              collateral assignments, loans or  purposes, your contract may be borrowing" in "More information"  assigned.
---------------------------------------------------------------------------------
VERMONT       QP (Defined Benefit and Defined   Not available.
              Contribution) contracts

              See "Securities Indices" under    The Financial Select Sector SPDR
              "Structured Investment Option"    Fund is not available.
              in "Contract features and
              benefits"

              See "Segment Types" under         Choice Segments are not
              "Structured Investment Option"    available.
              in "Contract Features and
              Benefits"
---------------------------------------------------------------------------------
WASHINGTON    QP (Defined Benefit and Defined   Not available.
              Contribution) contracts

              See "10% free withdrawal amount"  The 10% free withdrawal amount
              under "Withdrawal charge" in      applies to full surrenders.
              "Charges and expenses"

              See "Disability, terminal         The owner (or older joint owner,
              illness, or confinement to        if applicable) has qualified to
              nursing home" in "Charges and     receive Social Security
              expenses" (For Series B           disability benefits as certified
              contracts only)                   by the Social Security
                                                Administration or a statement
                                                from an independent U.S.
                                                licensed physician stating that
                                                the owner (or older joint owner,
                                                if applicable) meets the
                                                definition of total disability
                                                for at least 6 continuous months
                                                prior to the notice of claim.
                                                Such disability must be
                                                re-certified every 12 months.
---------------------------------------------------------------------------------

APPENDIX II: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

Appendix III: Segment Interim Value

--------------------------------------------------------------------------------

We calculate the Segment Interim Value for each Segment on each business day, which is also a Segment Business Day that falls between the Segment Start Date and Segment Maturity Date. The calculation is a formula designed to measure the fair value of your Segment Investment on the particular interim date, and is based on the downside protection provided by the Segment Buffer, the limit on participation in investment gain provided by the Performance Cap Rate, and an adjustment for the effect of a withdrawal prior to the Segment Maturity Date. The formula we use, in part, derives the fair value of hypothetical investments in fixed instruments and derivatives (put and call options). These values provide us with protection from the risk that we will have to pay out account value related to a Segment prior to the Segment Maturity Date. The hypothetical put option provides us with a market value of the potential loss at Segment Maturity, and the hypothetical call options provide us with a market value of the potential gain at Segment Maturity. This formula provides a treatment for an early distribution that is designed to be consistent with how distributions at the end of a Segment are treated. We may hold such investments in relation to Segments but are not required to do so. You are not affected by the performance of any of our investments relating to Segments. The formula also includes an adjustment relating to the Cap Calculation Factor. This is a positive adjustment of the percentage of the estimated expenses corresponding to the portion of the Segment Duration that has not elapsed. Appendix III sets forth the actual calculation formula, an overview of the purposes and impacts of the calculation, and detailed descriptions of the specific inputs into the calculation. You should note that even if a corresponding Index has experienced positive growth, the calculation of your Segment Interim Value may result in an amount lower than your Segment Investment because of other market conditions, such as the volatility of index prices and interest rates. Finally, Appendix III includes examples of calculations of Segment Interim Values under various hypothetical situations.

CHOICE SEGMENTS. The Segment Interim Value for a Choice Segment may be less than the Segment Interim Value for a Standard Segment based on the same Index, Segment Buffer and Segment Duration. This could occur if the performance of the applicable Index through the date of calculation of the Segment Interim Value is less than the sum of (a) the prorated Performance Cap Rate for the Standard Segment and (b) the applicable Choice cost amount. See "Fair Value of Derivatives" later in this appendix for more information about how the Choice cost is built in to the Segment Interim Value calculation for Choice Segments.

CALCULATION FORMULA

Your Segment Interim Value is equal to the lesser of (A) or (B).

(A)equals the sum of the following three components:

   (1)Fair Value of Fixed Instruments; plus

   (2)Fair Value of Derivatives; plus

   (3)Cap Calculation Factor.

(B)equals the Segment Investment multiplied by (1 + the Performance Cap Rate limiting factor).

OVERVIEW OF THE PURPOSES AND IMPACTS OF THE CALCULATION

FAIR VALUE OF FIXED INSTRUMENTS. The Segment Interim Value formula includes an element designed to compensate us for the fact that when we have to pay out account value related to a Segment before the Segment Maturity Date, we forgo the opportunity to earn interest on the Segment Investment from the date of withdrawal or surrender until the Segment Maturity Date. We accomplish this estimate by calculating the present value of the Segment Investment using a risk-free swap interest rate widely used in derivative markets.

FAIR VALUE OF DERIVATIVES. We use put and call options that are designated for each Segment to estimate the market value, at the time the Segment Interim Value is calculated, of the risk of loss and the possibility of gain at the end of the Segment. This calculation reflects the value of the downside protection that would be provided at maturity by the Segment Buffer as well as the upper limit that would be placed on gains at maturity due to the Performance Cap Rate. For Choice Segments only, the calculation also provides for the application of the Choice cost to the purchase of call options with higher strike prices. This allows us to declare higher Performance Cap Rates for those Segments.

At the time the Segment Interim Value is determined, the Fair Value of Derivatives is calculated using three different hypothetical options. These options are designated for each Segment and are described in more detail later in this Appendix.

AT-THE-MONEY STANDARD SEGMENT CALL OPTION (STRIKE PRICE EQUALS THE INDEX VALUE AT SEGMENT INCEPTION). For Standard Segments, the potential for gain is estimated using the value of this hypothetical option.

OUT-OF-THE-MONEY CHOICE SEGMENT CALL OPTION (STRIKE PRICE EQUALS THE INDEX
VALUE AT SEGMENT INCEPTION INCREASED BY THE CHOICE COST). For Choice Segments, the potential for gain is estimated using the value of this hypothetical option.

                                     III-1

                      APPENDIX III: SEGMENT INTERIM VALUE

..   The Choice cost is not deducted directly from the Segment Interim Value of a Choice Segment. Rather, the Choice cost is built in to the Segment Interim Value for Choice Segments through the use of the Out-of-the-Money Choice Segment Call Option. The value of the Out-of-the-Money Choice Segment Call Option is always lower than the value of the corresponding At-the-Money Standard Segment Call Option, which results in a lower amount for the Fair Value of Derivatives component of the Segment Interim Value formula. The actual amount of the Choice cost reflected in a Segment Interim Value calculation is not a prorated amount, and depends on the value of the Out-of-the-Money Choice Segment Call Option on the calculation date.

OUT-OF-THE-MONEY CALL OPTION (STRIKE PRICE EQUALS THE INDEX INCREASED BY THE PERFORMANCE CAP RATE ESTABLISHED AT SEGMENT INCEPTION). The potential for gain in excess of the Performance Cap Rate is estimated using the value of this hypothetical option.

..   For Standard Segments, the net amount of the At-the-Money Standard Segment
    Call Option less the value of the Out-of-the-Money Call Option is an estimate of the market value of the possibility of gain at the end of the Segment as limited by the Performance Cap Rate.

..   For Choice Segments, the net amount of the Out-the-Money Choice Segment
    Call Option less the value of the Out-of-the-Money Call Option is an estimate of the market value of the possibility of gain at the end of the Segment as limited by the Performance Cap Rate.

OUT-OF-THE-MONEY PUT OPTION (STRIKE PRICE EQUALS THE INDEX DECREASED BY THE SEGMENT BUFFER). The risk of loss is estimated using the value of this hypothetical option.

..   IT IS IMPORTANT TO NOTE THAT THIS PUT OPTION VALUE WILL ALMOST ALWAYS
    REDUCE THE PRINCIPAL YOU RECEIVE, EVEN WHERE THE INDEX IS HIGHER AT THE TIME OF THE WITHDRAWAL THAN AT THE TIME OF THE ORIGINAL INVESTMENT. This is because the risk that the Index could have been lower at the end of a Segment is present to some extent whether or not the Index has increased at the earlier point in time that the Segment Interim Value is calculated.

CAP CALCULATION FACTOR. In setting the Performance Cap Rate, we take into account that we incur expenses in connection with a contract, including insurance and administrative expenses. The Segment Interim Value formula includes item (3) above, the Cap Calculation Factor, which is designed to reflect the fact that we will not incur those expenses for the entire duration of the Segment if you withdraw your investment prior to the Segment Maturity Date. Therefore, the Cap Calculation Factor is always positive and declines during the course of the Segment.

PERFORMANCE CAP RATE LIMITING FACTOR. The formula provides that the Segment Interim Value is never greater than (B) above, which is the portion of the Performance Cap Rate corresponding to the portion of the Segment Duration that has elapsed. This limitation is imposed to discourage owners from withdrawing from a Segment before the Segment Maturity Date where there may have been significant increases in the relevant Index early in the Segment Duration. Although the Performance Cap Rate limiting factor pro-rates the upside potential on amounts withdrawn early, there is no similar adjustment to pro-rate the downside protection. THIS MEANS, IF YOU SURRENDER OR CANCEL YOUR CONTRACT, DIE OR MAKE A WITHDRAWAL FROM A SEGMENT BEFORE THE SEGMENT MATURITY DATE, THE SEGMENT BUFFER WILL NOT NECESSARILY APPLY TO THE EXTENT IT WOULD ON THE SEGMENT MATURITY DATE, AND ANY UPSIDE PERFORMANCE WILL BE LIMITED TO A PERCENTAGE LOWER THAN THE PERFORMANCE CAP RATE.

DETAILED DESCRIPTIONS OF SPECIFIC INPUTS TO THE CALCULATION

(A)(1) FAIR VALUE OF FIXED INSTRUMENTS. The Fair Value of Fixed Instrument in a Segment is based on the swap rate associated with the Segment's remaining time to maturity. Swap rates are the risk-free interest rates widely used in derivative markets. There is no standard quote for swap rates. However, because of their high liquidity and popularity, swap rate quotes from different dealers generally fall within a close range, the differences among which are not meaningful. Swap rates can be obtained from inter-dealer systems or financial data vendors who have feeds from swap dealers. For example, "Bloomberg Composite" swap rates are the weighted average of swap rates provided by a number of dealers to Bloomberg. Individual dealers and brokers also publish swap rates of their own on Bloomberg or Reuters. We may, in the future, utilize exchange traded swaps that become available. These exchange traded swaps would have a standard quote associated with them. The Fair Value of Fixed Instruments is defined as its present value, as expressed in the following formula:

(Segment Investment)/(1 + swap rate)/(time to maturity)/

The time to maturity is expressed as a fraction, in which the numerator is the number of days remaining in the Segment Duration and the denominator is the average number of days in each year of the Segment Duration for that Segment.

(A)(2) FAIR VALUE OF DERIVATIVES. We utilize a fair market value methodology to determine the Fair Value of Derivatives.

For each Segment, we designate and value three hypothetical options, each of which is tied to the performance of the Index underlying the Segment in which you are invested. For Standard Segments, these are: (1) the At-the-Money Standard Segment Call Option, (2) the Out-of-the-Money Call Option and (3) the Out-of-the-Money Put Option. For Choice Segments, these are: (1) the Out of-the-Money Choice Segment Call Option, (2) the Out-of-the-Money Call Option and (3) the Out-of-the-Money Put Option. (As described elsewhere in this Prospectus, in certain circumstances we may waive the Choice cost for a Choice Segment, in which case we would reference the At-the-Money Standard Segment Call Option rather than the Out of-the-Money Choice Segment Call Option for that Segment.) At Segment Maturity, the Put Option is designed to value the loss below the buffer, while the call options are designed to provide gains up to the Performance Cap Rate. These options are described in more detail below.

In a put option on an index, the seller will pay the buyer, at the maturity of the option, the difference between the strike price -- which was set at issue -- and the underlying index closing price, in the event that the closing price is below the strike price. In a call option on an index, the seller will

                                     III-2

                      APPENDIX III: SEGMENT INTERIM VALUE
pay the buyer, at the maturity of the option, the difference between the underlying index closing price and the strike price, in the event that the closing price is above the strike price. Generally, a put option has an inverse relationship with its underlying Index, while a call option has a direct relationship. In addition to the inputs discussed above, the Fair Value of Derivatives is also affected by the time remaining until the Segment Maturity Date. More information about the designated options is set forth below:

(1)AT-THE-MONEY STANDARD SEGMENT CALL OPTION: This is an option to buy a position in the relevant Index equal to the Segment Investment on the scheduled Segment Maturity Date, at the price of the Index on the Segment Start Date. At any time during the Segment Duration, the fair value of the Standard Segment At-the-Money Call Option represents the market value of the potential to receive an amount in excess of the Segment Investment on the Segment Maturity Date equal to the percentage growth in the Index between the Segment Start Date and the Segment Maturity Date, multiplied by the Segment Investment.

(2)OUT OF-THE-MONEY CHOICE SEGMENT CALL OPTION: This is an option to buy a position in the relevant Index equal to the Segment Investment on the scheduled Segment Maturity Date, at the price of the Index on the Segment Start Date increased by the applicable Choice cost for that Segment. At any time during the Segment Duration, the fair value of the Out-of-the-Money Choice Segment Call Option represents the market value of the potential to receive an amount in excess of the Segment Investment on the Segment Maturity Date equal to (a) the percentage growth in the Index between the Segment Start Date and the Segment Maturity Date less the Choice cost, multiplied by (b) the Segment Investment.

(3)OUT-OF-THE-MONEY CALL OPTION: This is an option to sell a position in the relevant Index equal to the Segment Investment on the scheduled Segment Maturity Date, at the price of the Index on the Segment Start Date increased by a percentage equal to the Performance Cap Rate. At any time during the Segment Duration, the fair value of the Out-of-the-Money Call Option represents the market value of the potential to receive an amount in excess of the Segment Investment equal to the percentage growth in the Index between the Segment Start Date and the Segment Maturity Date in excess of the Performance Cap Rate, multiplied by the Segment Investment. The value of this option is used to offset the value of the AT-THE-MONEY STANDARD SEGMENT CALL OPTION (for Standard Segments) or the Out of-the-Money Choice Segment Call Option (for Choice Segments), thus recognizing in the Interim Segment Value a ceiling on gains at Segment Maturity imposed by the Performance Cap Rate.

(4)OUT-OF-THE-MONEY PUT OPTION: This is an option to sell a position in the relevant Index equal to the Segment Investment on the scheduled Segment Maturity Date, at the price of the Index on the Segment Start Date decreased by a percentage equal to the Segment Buffer. At any time during the Segment Duration, the fair value of the Out-of-the-Money Put Option represents the market value of the potential to receive an amount equal to the excess of the negative return of the Index between the Segment Start Date and the Segment Maturity Date beyond the Segment Buffer, multiplied by the Segment Investment. The value of this option reduces the Interim Segment Value, as it reflects losses that may be incurred in excess of the Segment Buffer at Segment Maturity.

For Standard Segments, the Fair Value of Derivatives is equal to (1) minus
(3) minus (4), as defined above. For Choice Segments, the Fair Value of Derivatives is equal to (2) minus (3) minus (4), as defined above.

We determine the fair value of each of the three designated options for a Segment using the Black Scholes model for valuing a European option on the Index, assuming a continuous dividend yield or net convenience value, with inputs that are consistent with current market prices. Each option has a notional value on the Segment Start Date equal to the Segment Investment on that date. The notional value is the price of the underlying Index at the inception of the contract. In the event that a number of options, or a fractional number of options was purchased, the notional value would be the number of options multiplied by the price of the Index at inception.

For Securities Indices, we use the following inputs to the Black Scholes model:

(1)Implied Volatility of the Index -- This input varies with (i) how much time remains until the Segment Maturity Date of the Segment, which is determined by using an expiration date for the designated option that corresponds to that time remaining and (ii) the relationship between the strike price of that option and the level of the Index at the time of the calculation.

   This relationship is referred to as the "moneyness" of the option described above, and is calculated as the ratio of current price to the strike price. Direct market data for these inputs for any given early distribution are generally not available, because options on the Index that actually trade in the market have specific maturity dates and moneyness values that are unlikely to correspond precisely to the Segment Maturity Date and moneyness of the designated option that we use for purposes of the calculation.

   Accordingly, we use the following method to estimate the implied volatility of the Index. We use daily quotes of implied volatility from our pricing agent bank using the same Black Scholes model described above and based on the market prices for certain options. Specifically, implied volatility quotes are obtained for options with the closest maturities above and below the actual time remaining in the Segment at the time of the calculation and, for each maturity, for those options having the closest moneyness value above and below the actual moneyness of the designated option, given the level of the Index at the time of the calculation. In calculating the Segment Interim Value, we will derive a volatility input for your Segment's time to maturity and strike price by linearly interpolating between the implied volatility quotes that are based on the actual adjacent maturities and moneyness values described above, as follows:

   (a)We first determine the implied volatility of an option that has the same moneyness as the designated option but with the closest available time to maturity shorter than your Segment's remaining time to maturity. This volatility is derived by linearly interpolating between the implied volatilities of options having the times to maturity that are above and below the moneyness value of the hypothetical option.

                                     III-3

                      APPENDIX III: SEGMENT INTERIM VALUE

   (b)We then determine the implied volatility of an option that has the same moneyness as the designated option but with the closest available time to maturity longer than your Segment's remaining time to maturity. This volatility is derived by linearly interpolating between the implied volatilities of options having the times to maturity that are above and below the moneyness value of the designated option.

   (c)The volatility input for your Segment's time to maturity will then be determined by linearly interpolating between the volatilities derived in steps (a) and (b).

(2)Swap Rate -- We use key derivative swap rates provided by our pricing agent bank, which is a recognized financial reporting vendor. Swap rates are obtained for maturities adjacent to the actual time remaining in the Segment at the time of the early distribution. We use linear interpolation to derive the exact remaining duration rate needed as the input.

(3)Index Dividend Yield -- On a daily basis, we use the projected annual dividend yield across the entire Index provided by our pricing agent bank. This value is a widely used assumption and is readily available from recognized financial reporting vendors.

For Commodities Indices, we use the first two inputs listed above (Implied Volatility of the Index and Swap Rate), but for the third input, instead of using the Index Dividend Yield, we use the Net Convenience Value. This approach is based on standard option pricing methodology, which recognizes that commodities do not pay dividends. Instead, Net Convenience Value represents the market's valuation of the yield of two offsetting factors: (1) the fact that the option does not give the holder the benefit of the ability to use the commodity itself (much like a security option does not give the holder the right to receive dividends); and (2) the fact that the holder is not burdened with the obligation to store the commodity.

(3)Net Convenience Value -- On a daily basis, we calculate the net convenience value for the commodity underlying the Index. The net convenience value for a commodity equals the spot price minus the present value of the futures price (with the present value based on the Swap Rate). We use the spot prices and futures prices provided by our pricing agent bank, which is a recognized financial reporting vendor. The price differences among recognized financial reporting vendors are not meaningful to the calculation of the Segment Interim Value.

Generally, a put option has an inverse relationship with its underlying Index, while a call option has a direct relationship. In addition to the inputs discussed above, the Fair Value of Derivatives is also affected by the time to the Segment Maturity Date.

(A)(3) CAP CALCULATION FACTOR. In setting the Performance Cap Rate, we take into account that we incur expenses in connection with a contract, including insurance and administrative expenses. In particular, if there were no such expenses, the Performance Cap Rate might have been greater. In setting the Performance Rate Cap, we currently estimate annual expenses at approximately 1.80% of the Segment Investment for Series B contracts, approximately 2.20% of the Segment Investment for Series C contracts and approximately 1.25% of the Segment Investment for Series ADV contracts. This calculation includes not only expenses, but an element of profit as well. We may use a lower estimate, which would provide a higher Performance Cap Rate, all other factors being equal. We reserve the right to use a higher estimate in the future, but we would do so only after revising this Appendix to provide notice of the higher estimate. If you withdraw your investment prior to the Segment Maturity Date, we will not incur expenses for the entire duration of the Segment. Therefore, if you withdraw your investment prior to the Segment Maturity Date, we provide a positive adjustment as part of the calculation of Segment Interim Value, which we call the Cap Calculation Factor. The Cap Calculation Factor represents a return of estimated expenses for the portion of the Segment Duration that has not elapsed. For example, if the estimated expenses for a one year Segment are calculated by our pricing agent bank to be $10, then at the end of 146 days (with 219 days remaining in the Segment), the Cap Calculation Factor would be $6, because $10 x 219/365 (60%) = $6. The Cap Calculation Factor is not used at the time we calculate your Segment Maturity Value. Instead, for any Segment held to its Segment Maturity Date, the values are provided by the contractual guarantees based on Index performance as adjusted by the Performance Cap Rate and the Segment Buffer. A Segment is not a variable investment option with an underlying portfolio, and therefore the percentages we use in setting the performance caps do not reflect a daily charge against assets held on your behalf in a separate account.

(B) PRO RATA SHARE OF PERFORMANCE CAP RATE. In setting the Performance Cap Rate, we assume that you are going to hold the Segment for the entire Segment Duration. If you hold a Segment until its Segment Maturity Date, the Segment Return will be calculated subject to the Performance Cap Rate. Prior to the Segment Maturity Date, your Segment Interim Value will be limited by the portion of the Performance Cap Rate corresponding to the portion of the Segment Duration that has elapsed. For example, if the Performance Cap Rate for a one-year Segment is 10%, then at the end of 146 days, the Pro Rata Share of the Performance Cap Rate would be 4%, because 10% x 146/365 = 4%; as a result, the Interim Value at the end of the 146 days could not exceed 104% of the Segment Investment.

                                     III-4

                      APPENDIX III: SEGMENT INTERIM VALUE

EXAMPLES

A. STANDARD SEGMENTS

On the following pages are hypothetical examples of how the Segment Interim Value would be calculated for three different Standard Segments. On the first page, Segments 1, 2 and 3 all have the same Index and Segment Start Date, but have different Segment Durations. The Segments are each shown on the same date, approximately 8 1/2 months after the Segment Start Date. On the second page, Segments 2 and 3 are valued again, but this time on later dates, with approximately 3 1/2 months remaining until their respective Segment Maturity Dates. On the third page, Segments 1, 2 and 3 all have the same Index and Segment Start Date, but have different Segment Durations. The Segments are each shown making a partial withdrawal on the same date, approximately 8 1/2 months after the Segment Start Date.

EXAMPLE #1 OF SEGMENT INTERIM VALUE

----------------------------------------------------------------------------------
 ITEM                              1-YEAR SEGMENT  3-YEAR SEGMENT  5-YEAR SEGMENT
----------------------------------------------------------------------------------
Segment Duration (in months)            12              36              60
Valuation Date (Months since
Segment Start Date)                     8.5             8.5             8.5
Segment Investment                    $1,000          $1,000          $1,000
Segment Buffer                         -10%            -20%            -30%
Performance Cap Rate                    11%             19%             35%
Time to Maturity
  (in months)                           3.5            27.5            51.5
  (in years)                           0.288           2.290           4.290
----------------------------------------------------------------------------------

ASSUMING THE CHANGE IN THE INDEX VALUE IS -40% (FOR EXAMPLE FROM 100.00 TO 60.00)

----------------------------------------------------------------------------------
Fair Value of Hypothetical Fixed
  Instrument                          $999.24         $971.31         $905.58
Fair Value of Hypothetical
  Derivatives                        ($303.20)       ($224.50)       ($150.09)
Cap Calculation Factor                 $5.19          $41.22          $77.23
Sum of Above                          $701.23         $788.03         $832.72
Segment Investment Multiplied by
  prorated Performance Cap Rate      $1,078.27       $1,044.98       $1,049.67
Segment Interim Value                 $701.23         $788.03         $832.72
----------------------------------------------------------------------------------

ASSUMING THE CHANGE IN THE INDEX VALUE IS -10% (FOR EXAMPLE FROM 100.00 TO 90.00)

----------------------------------------------------------------------------------
Fair Value of Hypothetical Fixed
  Instrument                          $999.24         $971.31         $905.58
Fair Value of Hypothetical
  Derivatives                        ($37.47)        ($38.30)         ($3.60)
Cap Calculation Factor                 $5.19          $41.22          $77.23
Sum of Above                          $966.97         $974.22         $979.21
Segment Investment Multiplied by
  prorated Performance Cap Rate      $1,078.27       $1,044.98       $1,049.67
Segment Interim Value                 $966.97         $974.22         $979.21
----------------------------------------------------------------------------------

ASSUMING THE CHANGE IN THE INDEX VALUE IS 0% (FOR EXAMPLE FROM 100.00 TO 100.00)

----------------------------------------------------------------------------------
Fair Value of Hypothetical Fixed
  Instrument                          $999.24         $971.31         $905.58
Fair Value of Hypothetical
  Derivatives                         $18.79           $5.30          $34.30
Cap Calculation Factor                 $5.19          $41.22          $77.23
Sum of Above                         $1,023.22       $1,017.83       $1,017.11
Segment Investment Multiplied by
  prorated Performance Cap Rate      $1,078.27       $1,044.98       $1,049.67
Segment Interim Value                $1,023.22       $1,017.83       $1,017.11
----------------------------------------------------------------------------------

                                     III-5

                      APPENDIX III: SEGMENT INTERIM VALUE

ASSUMING THE CHANGE IN THE INDEX VALUE IS +10% (FOR EXAMPLE FROM 100.00 TO
110.00)

------------------------------------------------------------------------------
 ITEM                             1-YEAR SEGMENT 3-YEAR SEGMENT 5-YEAR SEGMENT
------------------------------------------------------------------------------
Fair Value of Hypothetical Fixed
  Instrument                         $999.24        $971.31        $905.58
Fair Value of Hypothetical
  Derivatives                        $61.19         $41.44         $67.83
Cap Calculation Factor                $5.19         $41.22         $77.23
Sum of Above                        $1,065.63      $1,053.96      $1,050.63
Segment Investment Multiplied by
  prorated Performance Cap Rate     $1,078.27      $1,044.98      $1,049.67
Segment Interim Value               $1,065.63      $1,044.98      $1,049.67

ASSUMING THE CHANGE IN THE INDEX VALUE IS +40% (FOR EXAMPLE FROM 100.00 TO
140.00)

------------------------------------------------------------------------------
 ITEM                             1-YEAR SEGMENT 3-YEAR SEGMENT 5-YEAR SEGMENT
------------------------------------------------------------------------------
Fair Value of Hypothetical Fixed
  Instrument                         $999.24        $971.31        $905.58
Fair Value of Hypothetical
  Derivatives                        $107.43        $114.66        $146.75
Cap Calculation Factor                $5.19         $41.22         $77.23
Sum of Above                        $1,111.87      $1,127.19      $1,129.56
Segment Investment Multiplied by
  prorated Performance Cap Rate     $1,078.27      $1,044.98      $1,049.67
Segment Interim Value               $1,078.27      $1,044.98      $1,049.67

The input values to the Black Scholes model that have been utilized to generate the hypothetical examples above are as follows:

(1)Implied volatility of 23.4%, 23.6% and 26.1% is assumed for 1-year, 3-year and 5-year segments, respectively.
(2)Swap rate corresponding to remainder of segment term is 0.26% (1-year), 1.27% (3-year) and 2.31% (5-year) annually.
(3)Index dividend yield - 1.95% annually.
(4)Bid-Ask Spread is 10bps (1-year), 15bps (3-year) and 30bps (5-year).

EXAMPLE #2 OF SEGMENT INTERIM VALUE

----------------------------------------------------------------------------------
 ITEM                                           3-YEAR SEGMENT    5-YEAR SEGMENT
----------------------------------------------------------------------------------
Segment Duration (in months)                         36                60
Valuation Date (Months since Segment Start
  Date)                                             32.5              56.5
Segment Investment                                 $1,000            $1,000
Segment Buffer                                      -20%              -30%
Performance Cap Rate                                 19%               35%
Time to Maturity
  (in months)                                        3.5               3.5
  (in years)                                        0.288             0.288
----------------------------------------------------------------------------------

ASSUMING THE CHANGE IN THE INDEX VALUE IS -40% (FOR EXAMPLE FROM 100.00 TO 60.00)

----------------------------------------------------------------------------------
Fair Value of Hypothetical Fixed Instrument        $999.25           $999.25
Fair Value of Hypothetical Derivatives            ($203.82)         ($110.12)
Cap Calculation Factor                              $5.18             $5.18
Sum of Above                                       $800.61           $894.31
Segment Investment Multiplied by prorated
  Performance Cap Rate                            $1,171.76         $1,329.86
Segment Interim Value                              $800.61           $894.31
----------------------------------------------------------------------------------

                                     III-6

                      APPENDIX III: SEGMENT INTERIM VALUE

ASSUMING THE CHANGE IN THE INDEX VALUE IS -10% (FOR EXAMPLE FROM 100.00 TO
90.00)

-----------------------------------------------------------------------------------
 ITEM                                           3-YEAR SEGMENT    5-YEAR SEGMENT
-----------------------------------------------------------------------------------
Fair Value of Hypothetical Fixed Instrument        $999.25           $999.25
Fair Value of Hypothetical Derivatives              $0.46            $12.96
Cap Calculation Factor                              $5.18             $5.18
Sum of Above                                      $1,004.89         $1,017.38
Segment Investment Multiplied by prorated
  Performance Cap Rate                            $1,171.76         $1,329.86
Segment Interim Value                             $1,004.89         $1,017.38
-----------------------------------------------------------------------------------

ASSUMING THE CHANGE IN THE INDEX VALUE IS +10% (FOR EXAMPLE FROM 100.00 TO 110.00)

-----------------------------------------------------------------------------------
Fair Value of Hypothetical Fixed Instrument        $999.25           $999.25
Fair Value of Hypothetical Derivatives             $89.97            $110.95
Cap Calculation Factor                              $5.18             $5.18
Sum of Above                                      $1,094.40         $1,115.37
Segment Investment Multiplied by prorated
  Performance Cap Rate                            $1,171.76         $1,329.86
Segment Interim Value                             $1,094.40         $1,115.37
-----------------------------------------------------------------------------------

ASSUMING THE CHANGE IN THE INDEX VALUE IS +40% (FOR EXAMPLE FROM 100.00 TO 140.00)

-----------------------------------------------------------------------------------
Fair Value of Hypothetical Fixed Instrument        $999.25           $999.25
Fair Value of Hypothetical Derivatives             $181.03           $291.85
Cap Calculation Factor                              $5.18             $5.18
Sum of Above                                      $1,185.46         $1,296.27
Segment Investment Multiplied by prorated
  Performance Cap Rate                            $1,171.76         $1,329.86
Segment Interim Value                             $1,171.76         $1,296.27
-----------------------------------------------------------------------------------

EXAMPLE OF THE EFFECT OF A PARTIAL WITHDRAWAL ON THE SEGMENT INTERIM VALUE

-----------------------------------------------------------------------------------
 ITEM                            1-YEAR SEGMENT   3-YEAR SEGMENT   5-YEAR SEGMENT
-----------------------------------------------------------------------------------
Segment Duration (in months)          12               36               60
Valuation Date (Months since
  Segment Start Date)                 8.5              8.5              8.5
Segment Investment                  $1,000           $1,000           $1,000
Segment Buffer                       -10%             -20%             -30%
Performance Cap Rate                  11%              19%              35%
Time to Maturity
  (in month)                          3.5             27.5             51.5
  (in year)                          0.288            2.290            4.290
AMOUNT WITHDRAWN                     $100             $100             $100
-----------------------------------------------------------------------------------

ASSUMING THE CHANGE IN THE INDEX VALUE IS -40% (FOR EXAMPLE FROM 100.00 TO 60.00)

-----------------------------------------------------------------------------------
Segment Interim Value               $701.23          $788.03          $832.72
Percent Withdrawn                   14.26%           12.69%           12.01%
New Segment Investment              $857.39          $873.10          $879.91
New Segment Interim Value           $601.23          $688.03          $732.72
-----------------------------------------------------------------------------------

ASSUMING THE CHANGE IN THE INDEX VALUE IS -10% (FOR EXAMPLE FROM 100.00 TO 90.00)

-----------------------------------------------------------------------------------
Segment Interim Value               $966.97          $974.22          $979.21
Percent Withdrawn                   10.34%           10.26%           10.21%
New Segment Investment              $896.58          $897.35          $897.88
New Segment Interim Value           $866.97          $874.22          $879.21
-----------------------------------------------------------------------------------

                                     III-7

                      APPENDIX III: SEGMENT INTERIM VALUE

ASSUMING THE CHANGE IN THE INDEX VALUE IS +10% (FOR EXAMPLE FROM 100.00 TO
110.00)

------------------------------------------------------------------------------------
 ITEM                          1-YEAR SEGMENT    3-YEAR SEGMENT    5-YEAR SEGMENT
------------------------------------------------------------------------------------
Segment Interim Value            $1,065.63         $1,044.98         $1,049.67
Percent Withdrawn                  9.38%             9.57%             9.53%
New Segment Investment            $906.16           $904.30           $904.73
New Segment Interim Value         $965.63           $944.98           $949.67
------------------------------------------------------------------------------------

ASSUMING THE CHANGE IN THE INDEX VALUE IS +40% (FOR EXAMPLE FROM 100.00 TO 140.00)

------------------------------------------------------------------------------------
Segment Interim Value            $1,078.27         $1,044.98         $1,049.67
Percent Withdrawn                  9.27%             9.57%             9.53%
New Segment Investment            $907.26           $904.30           $904.73
New Segment Interim Value         $978.27           $944.98           $949.67
------------------------------------------------------------------------------------

Definitions:

(1)Amount withdrawn is net of applicable withdrawal charge
Percent Withdrawn is equal to Amount Withdrawn divided by Segment Interim Value New Segment Investment is equal to the original Segment Investment ($1,000) multiplied by [1 - Percent Withdrawn]
New Segment Interim Value is equal to the calculated Segment Interim Value based on the new Segment Investment. It will also be equal to the Segment Interim Value multiplied by [1 - Percent Withdrawn]

B. CHOICE SEGMENTS

On the following pages are hypothetical examples of how the Segment Interim Value would be calculated for two different Choice Segments. On the first page, Segments 1 and 2 have the same Index and Segment Start Date, but have different Segment Durations. The Segments are each shown on the same date, approximately 8/1//\\2\\ months after the Segment Start Date. On the second page, Segments 1 and 2 are valued again, but this time on later dates, with approximately 3/1//\\2\\ months remaining until their respective Segment Maturity Dates. On the third page, Segments 1 and 2 have the same Index and Segment Start Date, but have different Segment Durations. The Segments are each shown making a partial withdrawal on the same date, approximately 8/1//\\2\\ months after the Segment Start Date.

EXAMPLE #1 OF SEGMENT INTERIM VALUE

-----------------------------------------------------------------------------------------------------------------------------
 ITEM                                                 3-YEAR SEGMENT                            5-YEAR SEGMENT
-----------------------------------------------------------------------------------------------------------------------------
Segment Duration (in months)                                36                                        60
Valuation Date (Months since Segment
Start   Date)                                               8.5                                       8.5
Segment Investment                                        $1,000                                    $1,000
Segment Buffer                                             -10%                                      -25%
Performance Cap Rate                                        50%                                       55%
Time to Maturity
  (in months)                                              27.5                                      51.5
  (in years)                                               2.290                                     4.290
-----------------------------------------------------------------------------------------------------------------------------

ASSUMING THE CHANGE IN THE INDEX VALUE IS -40% (FOR EXAMPLE FROM 100.00 TO 60.00)

Fair Value of Hypothetical Fixed
Instrument                                                $971.31                                   $905.58
Fair Value of Hypothetical Derivatives                   ($309.36)                                 ($182.15)
Cap Calculation Factor                                    $41.22                                    $77.23
Sum of Above                                              $703.17                                   $800.65
Segment Investment Multiplied by
  prorated Performance Cap Rate                          $1,119.24                                 $1,077.97
Segment Interim Value                                     $703.17                                   $800.65
-----------------------------------------------------------------------------------------------------------------------------

ASSUMING THE CHANGE IN THE INDEX VALUE IS -10% (FOR EXAMPLE FROM 100.00 TO
90.00)

Fair Value of Hypothetical Fixed
Instrument                                               $971.31                                  $905.58
Fair Value of Hypothetical Derivatives                  ($69.24)                                 ($13.88)
Cap Calculation Factor                                   $41.22                                   $77.23
Sum of Above                                             $943.29                                  $968.92
Segment Investment Multiplied by
prorated Performance Cap Rate                           $1,119.24                                $1,077.97
Segment Interim Value                                    $943.29                                  $968.92
--------------------------------------------------------------------------------------------------------------------------

                                     III-8

                      APPENDIX III: SEGMENT INTERIM VALUE

ASSUMING THE CHANGE IN THE INDEX VALUE IS 0% (FOR EXAMPLE FROM 100.00 TO 100.00)

--------------------------------------------------------------------------------------------------------------------------
                 ITEM                                3-YEAR SEGMENT                           5-YEAR SEGMENT
--------------------------------------------------------------------------------------------------------------------------
Fair Value of Hypothetical Fixed
  Instrument                                             $971.31                                  $905.58
Fair Value of Hypothetical
  Derivatives                                             $0.20                                   $32.46
Cap Calculation Factor                                   $41.22                                   $77.23
Sum of Above                                            $1,012.72                                $1,015.26
Segment Investment Multiplied by
  prorated Performance Cap Rate                         $1,119.24                                $1,077.97
Segment Interim Value                                   $1,012.72                                $1,015.26
--------------------------------------------------------------------------------------------------------------------------

ASSUMING THE CHANGE IN THE INDEX VALUE IS +10% (FOR EXAMPLE FROM 100.00 TO
110.00)

--------------------------------------------------------------------------------------------------------------------------
                 ITEM                                3-YEAR SEGMENT                           5-YEAR SEGMENT
--------------------------------------------------------------------------------------------------------------------------
Fair Value of Hypothetical Fixed
  Instrument                                             $971.31                                  $905.58
Fair Value of Hypothetical
  Derivatives                                            $64.13                                   $74.67
Cap Calculation Factor                                   $41.22                                   $77.23
Sum of Above                                            $1,076.65                                $1,057.47
Segment Investment Multiplied by
  prorated Performance Cap Rate                         $1,119.24                                $1,077.97
Segment Interim Value                                   $1,076.65                                $1,057.47
--------------------------------------------------------------------------------------------------------------------------

ASSUMING THE CHANGE IN THE INDEX VALUE IS +40% (FOR EXAMPLE FROM 100.00 TO
140.00)

--------------------------------------------------------------------------------------------------------------------------
                 ITEM                                3-YEAR SEGMENT                           5-YEAR SEGMENT
--------------------------------------------------------------------------------------------------------------------------
Fair Value of Hypothetical Fixed
  Instrument                                             $971.31                                  $905.58
Fair Value of Hypothetical
  Derivatives                                            $220.62                                  $179.41
Cap Calculation Factor                                   $41.22                                   $77.23
Sum of Above                                            $1,233.14                                $1,162.22
Segment Investment Multiplied by
  prorated Performance Cap Rate                         $1,119.24                                $1,077.97
Segment Interim Value                                   $1,119.24                                $1,077.97
--------------------------------------------------------------------------------------------------------------------------

The input values to the Black Scholes model that have been utilized to generate the hypothetical examples above are as follows:

(1)Implied volatility of 23.6% and 26.1% is assumed for 3-year and 5-year segments, respectively.
(2)Swap rate corresponding to remainder of segment term is 1.27% (3-year) and 2.31% (5-year) annually.
(3)Index dividend yield - 1.95% annually.
(4)Bid-Ask Spread is 15bps (3-year) and 30bps (5-year).

EXAMPLE #2 OF SEGMENT INTERIM VALUE

--------------------------------------------------------------------------------------------------------------------------
                 ITEM                                3-YEAR SEGMENT                           5-YEAR SEGMENT
--------------------------------------------------------------------------------------------------------------------------
Segment Duration (in months)                               36                                       60
Valuation Date (Months since Segment
Start
  Date)                                                   32.5                                     56.5
Segment Investment                                       $1,000                                   $1,000
Segment Buffer                                            -10%                                     -25%
Performance Cap Rate                                       50%                                      55%
Time to Maturity
  (in months)                                              3.5                                      3.5
(in years)                                                0.288                                    0.288

                                     III-9

                      APPENDIX III: SEGMENT INTERIM VALUE

ASSUMING THE CHANGE IN THE INDEX VALUE IS -40% (FOR EXAMPLE FROM 100.00 TO
60.00)

--------------------------------------------------------------------------------------------------------------------------
Fair Value of Hypothetical Fixed
Instrument                                               $999.25                                  $999.25
Fair Value of Hypothetical Derivatives                  ($303.45)                                ($156.33)
Cap Calculation Factor                                    $5.18                                    $5.18
Sum of Above                                             $700.98                                  $848.09
Segment Investment Multiplied by
prorated
Performance Cap Rate                                    $1,455.32                                $1,517.79
Segment Interim Value                                    $700.98                                  $848.09
--------------------------------------------------------------------------------------------------------------------------

ASSUMING THE CHANGE IN THE INDEX VALUE IS -10% (FOR EXAMPLE FROM 100.00 TO
90.00)

-----------------------------------------------------------------------------------------------------------------------------
ITEM                                                  3-YEAR SEGMENT                            5-YEAR SEGMENT
-----------------------------------------------------------------------------------------------------------------------------
Fair Value of Hypothetical Fixed
Instrument                                                $999.25                                   $999.25
Fair Value of Hypothetical Derivatives                   ($39.97)                                    $1.58
Cap Calculation Factor                                     $5.18                                     $5.18
Sum of Above                                              $964.46                                  $1,006.00
Segment Investment Multiplied by
prorated
Performance Cap Rate                                     $1,455.32                                 $1,517.79
Segment Interim Value                                     $964.46                                  $1,006.00
-----------------------------------------------------------------------------------------------------------------------------

ASSUMING THE CHANGE IN THE INDEX VALUE IS +10% (FOR EXAMPLE FROM 100.00 TO 110.00)

-----------------------------------------------------------------------------------------------------------------------------
Fair Value of Hypothetical Fixed
Instrument                                                $999.25                                   $999.25
Fair Value of Hypothetical Derivatives                    $87.56                                    $82.76
Cap Calculation Factor                                     $5.18                                     $5.18
Sum of Above                                             $1,091.99                                 $1,087.18
Segment Investment Multiplied by
prorated
Performance Cap Rate                                     $1,455.32                                 $1,517.79
Segment Interim Value                                    $1,091.99                                 $1,087.18
-----------------------------------------------------------------------------------------------------------------------------

ASSUMING THE CHANGE IN THE INDEX VALUE IS +40% (FOR EXAMPLE FROM 100.00 TO 140.00)

-----------------------------------------------------------------------------------------------------------------------------
Fair Value of Hypothetical Fixed
Instrument                                                $999.25                                   $999.25
Fair Value of Hypothetical Derivatives                    $331.93                                   $316.26
Cap Calculation Factor                                     $5.18                                     $5.18
Sum of Above                                             $1,336.36                                 $1,320.69
Segment Investment Multiplied by
prorated
Performance Cap Rate                                     $1,455.32                                 $1,517.79
Segment Interim Value                                    $1,336.36                                 $1,320.69
-----------------------------------------------------------------------------------------------------------------------------

EXAMPLE OF THE EFFECT OF A PARTIAL WITHDRAWAL ON THE SEGMENT INTERIM VALUE

-----------------------------------------------------------------------------------------------------------------------------
                 ITEM                                 3-YEAR SEGMENT                            5-YEAR SEGMENT
-----------------------------------------------------------------------------------------------------------------------------
Segment Duration (in months)                                36                                        60
Valuation Date (Months since
  Segment Start Date)                                       8.5                                       8.5
Segment Investment                                        $1,000                                    $1,000
Segment Buffer                                             -10%                                      -25%
Performance Cap Rate                                        50%                                       55%
Time to Maturity
  (in month)                                               27.5                                      51.5
  (in year)                                                2.290                                     4.290
AMOUNT WITHDRAWN                                           $100                                      $100
-----------------------------------------------------------------------------------------------------------------------------

ASSUMING THE CHANGE IN THE INDEX VALUE IS -40% (FOR EXAMPLE FROM 100.00 TO 60.00)

-----------------------------------------------------------------------------------------------------------------------------
Segment Interim Value                                     $703.17                                   $800.65
Percent Withdrawn                                         14.22%                                    12.49%
New Segment Investment                                    $857.79                                   $875.10
New Segment Interim Value                                 $603.17                                   $700.65
-----------------------------------------------------------------------------------------------------------------------------

                                    III-10

                      APPENDIX III: SEGMENT INTERIM VALUE


ASSUMING THE CHANGE IN THE INDEX VALUE IS -10% (FOR EXAMPLE FROM 100.00 TO 90.00)

-----------------------------------------------------------------------------------------------------------------------------
Segment Interim Value                                     $943.29                                   $968.92
Percent Withdrawn                                         10.60%                                    10.32%
New Segment Investment                                    $893.99                                   $896.79
New Segment Interim Value                                 $843.29                                   $868.92
-----------------------------------------------------------------------------------------------------------------------------

ASSUMING THE CHANGE IN THE INDEX VALUE IS +10% (FOR EXAMPLE FROM 100.00 TO 110.00)

-----------------------------------------------------------------------------------------------------------------------------
 ITEM                                                 3-YEAR SEGMENT                            5-YEAR SEGMENT
-----------------------------------------------------------------------------------------------------------------------------
Segment Interim Value                                    $1,076.65                                 $1,057.47
Percent Withdrawn                                          9.29%                                     9.46%
New Segment Investment                                    $907.12                                   $905.43
New Segment Interim Value                                 $976.65                                   $957.47
-----------------------------------------------------------------------------------------------------------------------------

ASSUMING THE CHANGE IN THE INDEX VALUE IS +40% (FOR EXAMPLE FROM 100.00 TO 140.00)

-----------------------------------------------------------------------------------------------------------------------------
Segment Interim Value                                    $1,119.24                                 $1,077.97
Percent Withdrawn                                          8.93%                                     9.28%
New Segment Investment                                    $910.65                                   $907.23
New Segment Interim Value                                $1,019.24                                  $977.97
-----------------------------------------------------------------------------------------------------------------------------

Definitions:

(1)Amount withdrawn is net of applicable withdrawal charge
Percent Withdrawn is equal to Amount Withdrawn divided by Segment Interim Value New Segment Investment is equal to the original Segment Investment ($1,000) multiplied by [1 - Percent Withdrawn]
New Segment Interim Value is equal to the calculated Segment Interim Value based on the new Segment Investment. It will also be equal to the Segment Interim Value multiplied by [1 - Percent Withdrawn]

                                    III-11

                      APPENDIX III: SEGMENT INTERIM VALUE

Appendix IV: Index Publishers

--------------------------------------------------------------------------------

The Structured Investment Option of the Structured Capital Strategies(R) contract tracks certain Securities Indices and Index Funds that are published by third parties. AXA Equitable uses these Securities Indices and Index Funds under license from the Indices' and Index Funds respective publishers. The following information about the Indices and Index Funds is included in this Prospectus in accordance with AXA Equitable's license agreements with the publishers of the Indices and Index Funds:

S&P Dow Jones Indices LLC requires that the following disclaimer be included in the Prospectus:

The S&P 500 Price Return Index and the Dow Jones US Real Estate Index (the "Indexes") are products of S&P Dow Jones Indices LLC ("SPDJI"), and have been licensed for use by AXA Equitable. Standard & Poor's(R) and S&P(R) are registered trademarks of Standard & Poor's Financial Services LLC ("S&P"); Dow Jones(R) is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by AXA Equitable. The Structured Capital Strategies(R) contract is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or any of their respective affiliates (collectively, "S&P Dow Jones Indices"). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Structured Capital Strategies(R) contract or any member of the public regarding the advisability of investing in securities generally or in the Structured Capital Strategies(R) contract particularly or the ability of the Indexes to track general market performance. S&P Dow Jones Indices' only relationship to AXA Equitable with respect to the Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to AXA Equitable or the Structured Capital Strategies contract. S&P Dow Jones Indices have no obligation to take the needs of AXA Equitable or the owners of the Structured Capital Strategies contract into consideration in determining, composing or calculating the Indexes. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Structured Capital Strategies contract or the timing of the issuance or sale of such contract or in the determination or calculation of the equation by which such contract is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of AXA Equitable's products. There is no assurance that investment products based on the Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY AXA EQUITABLE, OWNERS OF THE STRUCTURED CAPITAL STRATEGIES CONTRACT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND AXA EQUITABLE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

The name "S&P 500 Price Return Index" is a trademark of Standard & Poor's and has been licensed for use by AXA Equitable.

Frank Russell Company requires that the following disclosure be included in this Prospectus:

The Structured Capital Strategies(R) contract is not sponsored, endorsed, sold or promoted by Frank Russell Company ("Russell"). Russell makes no representation or warranty, express or implied, to the owners of the Structured Capital Strategies(R) contract or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly or the ability of the Russell 2000(R) Price Return Index to track general stock market performance or a segment of the same. Russell's publication of the Russell 2000(R) Price Return Index in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Russell 2000(R) Price Return Index is based. Russell's only relationship to AXA Equitable is the licensing of certain trademarks and trade names of Russell and of the Russell 2000(R) Price Return Index which is determined, composed and calculated by Russell without regard to AXA Equitable or the Structured Capital Strategies(R) contract. Russell is not responsible for and has not reviewed the Structured Capital Strategies(R) contract nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the the Structured Capital Strategies(R) contract. Russell has no obligation or liability in connection with the administration, marketing or trading of the Structured Capital Strategies(R) contract.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL 2000(R) PRICE RETURN INDEX OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY AXA EQUITABLE, INVESTORS, OWNERS OF THE PRODUCT(S), OR

                         APPENDIX IV: INDEX PUBLISHERS

ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL 2000(R) PRICE RETURN INDEX OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL 2000(R) PRICE RETURN INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

MSCI Inc. requires that the following disclosure be included in this Prospectus:

THIS PRODUCT IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES"). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY [LICENSEE]. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN PRODUCTS GENERALLY OR IN THIS PRODUCT PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS PRODUCT OR THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS PRODUCT TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THIS PRODUCT IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS PRODUCT. ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE PRODUCT, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. No purchaser, seller or holder of this product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

The Structured Capital Strategies(R) contract is not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Structured Capital Strategies(R) contract. The Corporations make no representation or warranty, express or implied to the owners of the Structured Capital Strategies(R) contract or any member of the public regarding the advisability of investing in securities generally or in the Structured Capital Strategies(R) contract particularly, or the ability of the NASDAQ-100 Price Return Index to track general stock market performance. The Corporations' only relationship to AXA Equitable ("Licensee") is in the licensing of the NASDAQ(R), OMX(R), NASDAQ OMX(R) and NASDAQ-100 Price Return Index(R) registered trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Price Return Index which is determined, composed and calculated by NASDAQ OMX without regard to Licensee or the Structured Capital Strategies(R) contract. NASDAQ OMX has no obligation to take the needs of the Licensee or the owners of the Structured Capital Strategies(R) contract into consideration in determining, composing or calculating the NASDAQ-100 Price Return Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Structured Capital Strategies(R) contract to be issued or in the determination or calculation of the equation by which the Structured Capital Strategies(R) contract is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Structured Capital Strategies(R) contract.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 PRICE RETURN INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE STRUCTURED CAPITAL STRATEGIES(R) CONTRACT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 PRICE RETURN INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 PRICE RETURN INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                         APPENDIX IV: INDEX PUBLISHERS

State Street Global Advisers requires that the following disclaimer be included in the Prospectus:

This Structured Capital Strategies(R) variable annuity is not sponsored, endorsed, authorized, sold or promoted by the Select Sector Trust or SSgA FM. Neither the Select Sector Trust nor SSgA FM makes any representations or warranties to purchasers of a Structured Capital Strategies(R) variable annuity contract or any member of the public regarding the advisability of purchasing a Structured Capital Strategies(R) variable annuity contract. Neither the Select Sector Trust nor SSgA FM has any obligation or liability in connection with the operation, marketing, trading or sale of Structured Capital Strategies(R) variable annuities.

Each Select Sector Index is based on equity securities of public companies that are components of the S&P 500, selected on the basis of general industrial classification, and included as constituent securities of a particular Select Sector Index by the Index Compilation Agent in consultation with S&P, a division of The McGraw-Hill Companies, Inc. S&P acts as "Index Calculation Agent" (sometimes also referred to as the "Index Provider") in connection with the calculation and dissemination of each Select Sector Index.

Select Sector SPDRs are not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the Select Sector SPDRs or any member of the public regarding the advisability of investing in securities generally or in the Select Sector SPDRs particularly or the ability of a Select Sector SPDR Fund to track the performance of the various sectors represented in the stock market. The stocks included in each Select Sector Index were selected by the Index Compilation Agent in consultation with S&P from a universe of companies represented by the S&P 500. The composition and weighting of stocks included in each Select Sector Index can be expected to differ from the composition and weighting of stocks included in the corresponding S&P 500 sector index that is published and disseminated by S&P. S&P's only relationship to the Index Compilation Agent is the licensing of certain trademarks and trade names of S&P and of the S&P 500 which is determined, composed and calculated by S&P without regard to the Index Compilation Agent or any Select Sector SPDR Fund. S&P has no obligation to take the needs of the Index Compilation Agent, the Trust or the owners of Select Sector SPDRs into consideration in determining, composing or calculating the S&P 500. S&P is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Select Sector SPDRs. S&P has no obligation or liability in connection with the administration, marketing or trading of the Select Sector SPDRs.

S&P does not guarantee the accuracy and/or completeness of the S&P 500, the Select Sector Indexes or any data included therein.

S&P makes no warranty, express or implied, as to results to be obtained by the Index Compilation Agent, the Trust, owners of the product, or any other person or entity from the use of the S&P 500, the Select Sector Indexes or any data included therein in connection with the rights licensed under the license agreement or for any other use. S&P makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the S&P 500, the Select Sector Indexes or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

The shares are not sponsored or promoted by either the Index Calculation Agent or the Index Compilation Agent.

Neither the Index Calculation Agent nor the Index Compilation Agent makes any representation or warranty, express or implied, to the owners of the shares of any Select Sector SPDR Fund or any member of the public regarding the ability of the indexes identified herein to track stock market performance. The Select Sector Indexes identified herein are determined, composed and calculated without regard to the shares of any Select Sector SPDR Fund or the issuer thereof. The Index Calculation Agent and the Index Compilation Agent are not responsible for, nor have they participated in, the determination of the timing of, prices of, or quantities of the shares of any Select Sector SPDR Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Index Calculation Agent and the Index Compilation Agent have no obligation or liability to owners of the shares of any Select Sector SPDR Fund in connection with the administration, marketing or trading of the shares of any Select Sector SPDR Fund.

Although BofA Merrill Lynch -- as the Index Compilation Agent -- shall obtain and provide information to S&P -- as the Index Calculation Agent -- from sources which it considers reliable, the Index Compilation Agent and the Index Calculation Agent do not guarantee the accuracy and/or the completeness of any Select Sector Index or any data included therein. The Index Compilation Agent and the Index Calculation Agent make no warranty, express or implied, as to results to be obtained by the Trust as licensee, licensee's customers and counterparties, owners of the shares, or any other person or entity from the use of the Select Sector Indexes or any data included therein in connection with the rights licensed as described herein or for any other use. The Index Compilation Agent and the Index Calculation Agent make no express or implied warranties, and each hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Select Sector Indexes or any data included therein. Without limiting any of the foregoing, in no event shall the Index Compilation Agent and the Index Calculation Agent have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

                         APPENDIX IV: INDEX PUBLISHERS

Appendix V: Segment Maturity Date and Segment Start Date examples

--------------------------------------------------------------------------------

The Segment Maturity Date for Segments maturing in a given month and the Segment Start Date for new Segments starting in that same month will always be scheduled to occur on the first two consecutive business days that are also Segment Business Days occurring after the 13th of a month. However, as described earlier in this Prospectus, the Segment Maturity Date and Segment Start Date may sometimes occur on later dates.

Set forth below are representative examples of how the Segment Maturity Date and Segment Start Date may be moved to a later date in a given month due to weekends and holidays, which are not Segment Business Days.

The first table below assumes that the 14th and/or 15th of the month falls on a weekend, and the following Monday and Tuesday are both Segment Business Days:

-----------------------------------------------------------------------
                                 THEN THE SEGMENT      AND THE SEGMENT
IF THE 14TH IS A:               MATURITY DATE IS:      START DATE IS:
-----------------------------------------------------------------------
Friday                           Friday the 14th       Monday the 17th
-----------------------------------------------------------------------
Saturday                         Monday the 16th       Tuesday the 17th
-----------------------------------------------------------------------
Sunday                           Monday the 15th       Tuesday the 16th
-----------------------------------------------------------------------

The second table below assumes that the 14th or 15th of the month falls on a scheduled holiday and therefore, is not a Segment Business Day:

-------------------------------------------------------------------------
IF A SCHEDULED HOLIDAY           THEN THE SEGMENT       AND THE SEGMENT
FALLS ON:                       MATURITY DATE IS:       START DATE IS:
-------------------------------------------------------------------------
Monday the 14th                  Tuesday the 15th      Wednesday the 16th
-------------------------------------------------------------------------
Friday the 15th                  Monday the 18th        Tuesday the 19th
-------------------------------------------------------------------------

       APPENDIX V: SEGMENT MATURITY DATE AND SEGMENT START DATE EXAMPLES

Appendix VI: Purchase considerations for defined benefit and defined contribution plans

--------------------------------------------------------------------------------

We offer the QP contract as a funding vehicle for defined benefit and defined contribution plans. In certain states the QP contract is not offered. In those states defined benefit and defined contribution plans may purchase NQ contracts as a plan funding vehicle. The plan and trust, if properly qualified, contain the requisite provisions of the Internal Revenue Code to maintain their tax exempt status. The most significant difference between the use of the QP contract and the NQ contract as a funding vehicle is that the QP contract may be converted into an IRA contract for the benefit of a plan participant under specified circumstances; an NQ contract cannot be so converted. The advantage of the IRA conversion feature is that the participant's benefit amount remains invested: no amounts need to be withdrawn from Segments prior to maturity, the investment options remain available to the participant, and in the Series B contract, the aging of contributions for purposes of contingent withdrawal charges remains intact. If the plan's funding vehicle is an NQ contract, a withdrawal must be made from the NQ contract in order for the plan to pay the rollover distribution to the plan participant for application to an IRA, or directly to an IRA provider at the direction of the plan participant.

Trustees who are considering the purchase of a Structured Capital Strategies(R) series contract as a plan funding vehicle should discuss with their tax and ERISA advisers whether such a contract is an appropriate investment vehicle for the employer's plan. Whether the contract is a QP contract or an NQ contract in certain states, there are significant issues in the purchase of Structured Capital Strategies(R) series contract for a qualified plan. The QP contract (or the NQ contract in certain states) and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP or NQ contract, and the payment of death benefits in accordance with the requirements of the federal income tax rules. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by Structured Capital Strategies(R) series QP or NQ contract, or any other annuity contract. Therefore, plan trusts should purchase a Structured Capital Strategies(R) series QP or NQ contract to fund a plan for the contract's features and benefits and not for tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles. Trustees should consider the liquidity needs of the plan (defined contribution or defined benefit) because Segments in the Structured Investment Option may not be mature at the time plan benefits or required minimum distributions must be paid. Finally, because of the method of purchasing the contract, including the large initial contribution and the requirement that contributions may only be in the form of transfers from existing funds of the qualified plan trust, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.

POOLING PLAN ASSETS

We do not permit plans to pool plan assets attributable to the benefits of multiple plan participants in one Structured Capital Strategies(R) QP contract, because of the IRA conversion possibility for the QP contract noted in the first paragraph of this Appendix. Therefore we require that a separate QP contract be purchased for each covered plan participant. In states where only the NQ contract is available as a funding vehicle, defined benefit plans and defined contribution plans may invest plan assets attributable to the benefits of multiple plan participants in one Structured Capital Strategies(R) NQ contract. There is no requirement to apply for multiple Structured Capital Strategies(R) NQ contracts.

CONTRIBUTIONS

We accept only transfer contributions from the existing funds of the qualified plan trust, regardless of the type of contract used as the funding vehicle. No contributions will be accepted directly from the employer sponsoring the plan. We will not accept ongoing payroll contributions. For 401(k) plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in either the QP contract or the NQ contract in certain states. Checks written on accounts held in the name of the employer instead of the plan or the trust will not be accepted. Except for NQ contracts, only one additional transfer contribution may be made per contract year./2 /If amounts attributable to an excess or mistaken contribution must be withdrawn, withdrawal charges may apply.

PAYMENTS

Trustees considering the purchase of a Structured Capital Strategies(R) contract as a qualified plan funding vehicle should also consider the following:

..   There is no loan feature offered under the Structured Capital Strategies(R)
    contracts (whether the funding vehicle is a QP contract or an NQ contract in certain states), so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan. If the plan's other funding vehicle has insufficient assets to make any loan, amounts withdrawn from the NQ or QP contract will be subject to the Segment Interim Value calculation and in the Series B contracts, may be subject to contingent withdrawal charges.

..   The plan trust must be designated as the beneficiary and payment of death benefits from the contract must be distributed in accordance with the requirements of the federal income tax rules. Under a QP contract (but not under an NQ contract in certain states) after the plan participant's death, but before the death benefit is paid, the plan may substitute the beneficiary under the plan at death as the beneficiary under the contract.

..   All payments under an NQ contract will be made to the plan trust owner. All payments under a QP contract will be made to the plan trust owner until such time as the plan trust owner changes ownership to the plan participant as part of an IRA conversion.


                                     VI-1

     APPENDIX VI: PURCHASE CONSIDERATIONS FOR DEFINED BENEFIT AND DEFINED
                              CONTRIBUTION PLANS

CONSIDERATIONS FOR DEFINED BENEFIT PLAN PURCHASES

SPLIT FUNDING REQUIREMENT. The maximum percentage of the value of the plan's total assets that should be invested in a Structured Capital Strategies(R) contract at any time is 80%. Whether the funding vehicle is a QP contract or an NQ contract in certain states, at least 20% of the plan's assets should be invested in one or more other funding vehicles to provide liquidity for the plan because Segments in the Structured Investment Option may not be mature at the time plan benefits become payable.

IF THE DEFINED BENEFIT PLAN PURCHASES A QP CONTRACT. In order to purchase the QP contract for a defined benefit plan, the plan's actuary will be required to determine a current dollar value of each plan participant's accrued benefit so that individual contracts may be established for each plan participant. We do not permit defined benefit plans to pool plan assets attributable to the accrued benefits of multiple plan participants.

The value under a QP contract may at any time be more or less than the lump sum actuarial equivalent of the accrued benefit for a defined benefit plan participant. AXA Equitable does not guarantee that the account value under a QP contract will at any time equal the actuarial value of 80% of a participant/employee's accrued benefit. If amounts attributable to an excess or mistaken contribution must be withdrawn, withdrawal charges may apply. If in a defined benefit plan the plan's actuary determines that an overfunding in the QP contract has occurred, then any transfers from the QP contract may also result in withdrawal charges.

The plan's fiduciaries are responsible for ensuring that the plan has enough liquidity to pay benefits when required and should discuss anticipated liquidity needs with the plan's actuary. Any withdrawal from the Structured Capital Strategies(R) QP contract to pay benefits, or to address plan overfunding, excess or mistaken contributions, any required minimum distribution requirement, or for any other plan or benefit purpose will be treated as a normal withdrawal for purposes of withdrawal charges and all other contractual provisions.

While the contract is owned by the plan trust, all payments under the contract will be made to the plan trust owner. If the plan rolls over a contract into an IRA for the benefit of a former plan participant through a contract conversion, it is the plan's responsibility to adjust the value of the contract to the actuarial equivalent of the participant's benefit, prior to the contract conversion.

IF THE DEFINED BENEFIT PLAN PURCHASES AN NQ CONTRACT. Defined benefit plans may pool plan assets attributable to the accrued benefits of multiple plan participants in one NQ contract. The Structured Capital Strategies(R) contract is merely a funding vehicle and is not "benefit sensitive" like some contracts or other funding vehicles that may be offered to qualified plan sponsors.

The plan's fiduciaries are responsible for ensuring that the plan has enough liquidity to pay benefits when required and should discuss anticipated liquidity needs with the plan's actuary. Amounts must be withdrawn from the contract or the contract must be liquidated to pay benefits; benefits payable under the plan cannot be satisfied through a transfer of ownership of the NQ contract to any person or entity. Any withdrawal from the Structured Capital Strategies(R) NQ contract to pay benefits, or to address plan overfunding, excess or mistaken contributions, any required minimum distribution requirement, or for any other plan or benefit purpose will be treated as a normal withdrawal for purposes of withdrawal charges and all other contractual provisions.

NQ CONTRACT AS A FUNDING VEHICLE IN CERTAIN STATES

If the plan's funding vehicle is an NQ contract, a withdrawal must be made from the NQ contract or the contract must be liquidated in order to roll over to an IRA or other eligible retirement plan. There may be significant tax consequences if the plan transfers ownership of the NQ contract to an employee after the employee separates from service.

FUNDING VEHICLE ONLY

AXA Equitable's only role is that of the issuer of the contract. AXA Equitable is not the plan administrator. AXA Equitable will not perform or provide any plan administrative, recordkeeping or actuarial valuation services with respect to plan assets invested in Structured Capital Strategies(R) contracts, whether QP (or NQ in certain states). The plan's administrator will be solely responsible for performing or providing for all such services.

                                     VI-2

     APPENDIX VI: PURCHASE CONSIDERATIONS FOR DEFINED BENEFIT AND DEFINED
                              CONTRIBUTION PLANS

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                             PAGE

Who is AXA Equitable?                                         2

Unit Values                                                   2

Custodian and independent registered public accounting firm   2

Distribution of the contracts                                 2

Financial statements                                          2

HOW TO OBTAIN A STRUCTURED CAPITAL STRATEGIES(R) STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT NO. 49

Send this request form to:
  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547

----------------------------------------------------------------------------------
Please send me a Structured Capital Strategies(R) Statement of
Additional Information dated May 1, 2014.
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip

                                                                        #612083

AXA Equitable Life Insurance Company


SUPPLEMENT DATED AUGUST 1, 2014, TO THE CURRENT PROSPECTUS FOR STRUCTURED CAPITAL STRATEGIES(R) DATED MAY 1, 2014


--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectus (the "Prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. This Supplement incorporates the Prospectus by reference. Unless otherwise indicated, all other information included in your Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

The purpose of this Supplement is to provide you with information regarding
(i) the addition of a new index to the Structured Investment Option and
(ii) the availability of additional Segment Types that we refer to as Choice Segments.


Accordingly, please note the following updates to the Prospectus effective on or about August 1, 2014:


1. THE FOLLOWING INDEX IS ADDED TO THE COVER PAGE OF THE PROSPECTUS:

----------------------------------------
 INDICES
----------------------------------------
  .   Financial Select Sector SPDR Fund
----------------------------------------

2. THE "DEFINITIONS OF KEY TERMS" SECTION OF THE PROSPECTUS CONTAINS THE FOLLOWING CHANGES:

   (A)THE DEFINED TERMS BELOW ARE REPLACED IN THEIR ENTIRETY WITH THE FOLLOWING:

SEGMENT -- An investment option we establish with the Index, Segment Duration and Segment Buffer of a specific Segment Type, and for which we also specify a Segment Maturity Date and Performance Cap Rate. We currently offer Standard Segments and Choice Segments.

SEGMENT BUFFER -- The portion of any negative Index Performance Rate that we absorb on a Segment Maturity Date for a particular Segment. Any percentage decline in a Segment's Index Performance Rate in excess of the Segment Buffer reduces your Segment Maturity Value. We currently offer Segment Buffers of -10%, -20% and -30% for Standard Segments and -10%, -15% and -25% for Choice Segments.

SEGMENT RATE OF RETURN -- The rate of return earned by a Segment as calculated on the Segment Maturity Date. The Segment Rate of Return is calculated differently for Standard Segments and Choice Segments.

  . FOR STANDARD SEGMENTS: If the Index Performance Rate is positive, then the Segment Rate of Return is a rate equal to the Index Performance Rate, but not more than the Performance Cap Rate. If the Index Performance Rate is negative, but declines by a percentage less than or equal to the Segment Buffer, then the Segment Rate of Return is 0%. If the Index Performance Rate is negative, and declines by more than the Segment Buffer, then the Segment Rate of Return is negative, but will not reflect the first -10%, -20% or -30% of downside performance, depending on the Segment Buffer applicable to that Segment.

  . FOR CHOICE SEGMENTS. If the Index Performance Rate is equal to or exceeds the Performance Cap Rate, then the Segment Rate of Return is a rate equal to the Performance Cap Rate minus the Choice cost. If the Index Performance Rate is positive but less than the Performance Cap Rate, then the Segment Rate of Return is a rate equal to the greater of (a) the Index Performance Rate minus the Choice Cost and (b) zero. If the Index Performance Rate is negative, but declines by a percentage less than or equal to the Segment Buffer, then the Segment Rate of Return is zero. If the Index Performance Rate is negative, and declines by more than the Segment Buffer, then the Segment Rate of Return is negative, but will not reflect the first -10%, -15% or -25% of downside performance, depending on the Segment Buffer applicable to that Segment.

SEGMENT TYPE -- Comprises all Standard Segments or Choice Segments having the same Index, Segment Duration, and Segment Buffer. Each Segment Type has a corresponding Segment Type Holding Account.

   (B)THE NEW DEFINED TERMS BELOW HAVE BEEN ADDED:

CHOICE COST -- a charge applicable to investments in Choice Segments only. The Choice cost is an amount equal to 1% of the Segment Investment on the Segment Start Date for each year of the Segment Duration. On the Segment Maturity Date, we deduct the Choice cost from the Index Performance Rate of a Choice Segment, but only if the Index Performance Rate is positive for that Segment. Additionally, when we calculate the Segment Rate of Return, if the Index Performance Rate is positive for a Choice Segment but less than the applicable Choice cost, the amount of the Choice cost deducted will be the maximum amount that will not cause the Segment Maturity Value to be less than the Segment Investment. The Segment Interim Value for a Choice Segment will reflect application of a portion of the Choice cost.

CHOICE SEGMENT -- any Segment belonging to a Segment Type whose name begins with "Choice". Where a Standard Segment and a Choice Segment are associated with the same Index, the Choice Segment will typically have a higher Performance Cap Rate and/or a different Segment Buffer. Unlike Standard Segments, Choice Segments are subject to application of the Choice cost.

STANDARD SEGMENT -- any Segment that is not a Choice Segment.

                   IM-01-14 (8/14)                                153050 (8/14)
                   SCS SUP/IF                                           #722119

3. THE "FEE TABLE" SECTION OF THE PROSPECTUS HAS BEEN UPDATED AS FOLLOWS:

   (A)THE "ADJUSTMENTS FOR EARLY SURRENDER OR WITHDRAWAL FROM A SEGMENT" TABLE IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

-------------------------------------------------------------------------------------------------------------------
                           ADJUSTMENTS FOR EARLY SURRENDER OR WITHDRAWAL FROM A SEGMENT
-------------------------------------------------------------------------------------------------------------------
 WHEN CALCULATION IS MADE                                   MAXIMUM AMOUNT THAT MAY BE LOST/(5)/
-------------------------------------------------------------------------------------------------------------------
                                          -10% BUFFER    -15% BUFFER    -20% BUFFER    -25% BUFFER    -30% BUFFER
-------------------------------------------------------------------------------------------------------------------
Segment Interim Value is applied on      90% of Segment 85% of Segment 80% of Segment 75% of Segment 70% of Segment
surrender or withdrawal from a Segment   Investment     Investment     Investment     Investment     Investment
prior to its Segment Maturity Date
-------------------------------------------------------------------------------------------------------------------

/(5)/The actual amount of the Interim Value Calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date, as discussed in detail under "Appendix III" later in this Prospectus. The maximum loss would occur if there is a total distribution for a Segment with a -10%, -15%, -20%, -25% or -30% buffer at a time when the Index price has declined to zero. If you surrender or cancel your contract, die or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, any upside performance will be limited to a percentage lower than the Performance Cap Rate and, for Choice Segments only, the Segment Interim Value will reflect the application of a portion of the Choice cost.

   (B)A NEW "CHARGES WE DEDUCT FROM YOUR INVESTMENT IN A CHOICE SEGMENT" TABLE IS ADDED AS FOLLOWS:

CHARGES WE DEDUCT FROM YOUR INVESTMENT IN A CHOICE SEGMENT


The Choice cost is applicable to Choice Segments only. The Choice cost is an amount equal to 1% of the Segment Investment for each year of the Segment Duration.



----------------------------------------------------
 SEGMENT TYPE                            CHOICE COST
----------------------------------------------------
Choice Segments with 3-year Segment      3.00%
Duration
----------------------------------------------------
Choice Segments with 5-year Segment      5.00%
Duration
----------------------------------------------------




On the Segment Maturity Date, we deduct the Choice cost from the Index Performance Rate of a Choice Segment, but only if the Index Performance Rate is positive for that Segment. Additionally, if the Index Performance Rate is positive for a Choice Segment but less than the applicable Choice cost, the Choice cost deducted will be the maximum amount that will not cause the Segment Maturity Value to be less than the Segment Investment./(6)/ The Segment Interim Value for a Choice Segment will reflect the application of a portion of the Choice cost, as described in more detail in Appendix III.

Please note that if, on a Segment Start Date, we determine that the Performance Cap Rate for a Choice Segment will not exceed the Performance Cap Rate for a comparable Standard Segment (i.e., with the same Index, Segment Duration, Segment Buffer and Segment Start Date) by an amount that is at least equal to the Choice cost, we will waive the Choice cost and declare a Performance Cap Rate for the Choice Segment that is equal to the Performance Cap Rate for the Standard Segment.

/(6)/For example, if you invested $1,000 in a Choice Segment with a 3-year Segment Duration, your investment will be subject to a Choice cost of 3%. However, if on the Segment Maturity Date the Index Performance Rate is 2%, the Choice Cost deduction will be limited to 2% and your Segment Maturity Value will be equal to your $1,000 initial investment.


   (C)FOOTNOTE 4 IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

On a non-guaranteed basis, we may waive any portion of the contract fee as it applies to the EQ/Money Market variable investment option (including any amounts in the dollar cap averaging account) to the extent that the fee exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the contract fee, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See "Contract fee" in "Charges and expenses" later in this Prospectus.

   (D)THE THIRD PARAGRAPH IN THE "EXAMPLES" SECTION IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING TWO PARAGRAPHS:

The Dollar Cap Averaging Program is not covered by the fee table and examples. While there is no fee for using the Dollar Cap Averaging Program, any applicable Contract fee amount and withdrawal charges do apply to amounts residing in the dollar cap averaging account.

You can find examples illustrating the Structured Investment Option under "Structured Investment Option" in "Contract Features and Benefits." Withdrawal charges, if any, also apply to the Structured Investment Option.


4. THE "RISK FACTORS" SECTION OF THE PROSPECTUS HAS BEEN UPDATED TO INCLUDE THE FOLLOWING NEW RISK FACTORS:


  . Standard Segment Types with greater protection tend to have lower Performance Cap Rates than other Standard Segment Types that use the same index and duration but provide less protection.

  . Choice Segment Types with greater protection tend to have lower Performance Cap Rates than other Choice Segment Types that use the same index and duration but provide less protection.

  . Your Segment Maturity Value is calculated based on the change in price of the Index between the Segment Start Date and the Segment Maturity Date, subject to application of the Performance Cap Rate, the Segment Buffer and (for Choice Segments only) the Choice cost. Your Segment Maturity Value is not affected by the price of the Index on any date between the Segment Start Date and the Segment Maturity Date.

  . If you invest in a Segment that provides performance tied to the performance of the Financial Select Sector SPDR Fund, you should consider the following:

      -- The performance of the Financial Select Sector SPDR Fund may not replicate the performance of, and may underperform the Financial Select Sector Index (the "underlying index"). The price of the Financial Select Sector SPDR Fund will reflect expenses and fees that will reduce its relative performance. Moreover, it is also possible that the Financial Select Sector SPDR Fund may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the underlying index. Because the return on your Segment Investment (subject to the Performance Cap and downside Segment Buffer protection) is linked to the performance of the Financial Select Sector SPDR Fund and not the underlying index, the return on your Segment Investment may be less than that of an alternative investment linked directly to the underlying index or the components of the underlying index.

      -- The investment objective and strategies of the Financial Select Sector
         SPDR Fund are potentially subject to change.

      -- There are risks associated with the financial services sector. The
         Financial Select Sector SPDR(R) Fund invests in companies that operate in the financial services sector. Developments affecting the financial and capital markets may negatively impact the companies operating in these markets.

  . Investments in Choice Segments are subject to application of the Choice cost. As a result:

      -- The Segment Rate of Return for a Choice Segment will always be less than (a) the Performance Cap Rate and (b) the Index Performance Rate, if positive, for that Segment.

      -- The Segment Rate of Return for a Choice Segment may be less than the Segment Rate of Return for a Standard Segment based on the same Index, Segment Buffer and Segment Duration. This will occur if the applicable Index Performance Rate is positive but less than the sum of (a) the Performance Cap Rate for the Standard Segment and (b) the Choice cost.

      -- The Segment Interim Value for a Choice Segment may be less than the Segment Interim Value for a Standard Segment based on the same Index, Segment Buffer and Segment Duration. This could occur if the performance of the applicable Index through the date of calculation of the Segment Interim Value is less than the sum of (a) the prorated Performance Cap Rate for the Standard Segment and (b) the applicable Choice cost amount. See Appendix II for more information about how the Choice cost is built in to the Segment Interim Value calculation for Choice Segments.


5. THE "SEGMENT TYPES" SUBSECTION OF THE "CONTRACT FEATURES AND BENEFITS" SECTION OF THE PROSPECTUS IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

SEGMENT TYPES


You can invest in Standard Segment Types and Choice Segment Types. We currently offer a total of 27 Segment Types, of which 25 are offered under Series B contracts and 21 are offered under Series C and Series ADV contracts. Not all Choice Segment Types are available for each Series. We intend to offer each Segment Type each month, with a Segment Start Date which is generally the second Segment Business Day occurring after the 13th of the month. We are not obligated to offer any one particular Segment Type. Also, we are not obligated to offer any Segment Types. Each investment in a Segment Type that starts on a particular Segment Start Date is referred to as a Segment.


A Segment Type refers to all Standard Segments or Choice Segments that have the same Index, Segment Duration, and Segment Buffer. Each Segment Type has a corresponding Segment Type Holding Account. Please refer to the "Definitions of key terms" section earlier in this Prospectus for a discussion of these terms.

--------------------------------------------------------------------------------

CHOICE COST -- A CHARGE APPLICABLE TO INVESTMENTS IN CHOICE SEGMENTS ONLY. THE CHOICE COST IS AN AMOUNT EQUAL TO 1% OF THE SEGMENT INVESTMENT ON THE SEGMENT START DATE FOR EACH YEAR OF THE SEGMENT DURATION. ON THE SEGMENT MATURITY DATE, WE DEDUCT THE CHOICE COST FROM THE INDEX PERFORMANCE RATE OF A CHOICE SEGMENT, BUT ONLY IF THE INDEX PERFORMANCE RATE IS POSITIVE FOR THAT SEGMENT. ADDITIONALLY, WHEN WE CALCULATE THE SEGMENT RATE OF RETURN, IF THE INDEX PERFORMANCE RATE IS POSITIVE FOR A CHOICE SEGMENT BUT LESS THAN THE APPLICABLE CHOICE COST, THE AMOUNT OF THE CHOICE COST DEDUCTED WILL BE THE MAXIMUM AMOUNT THAT WILL NOT CAUSE THE SEGMENT MATURITY VALUE TO BE LESS THAN THE SEGMENT INVESTMENT. THE SEGMENT INTERIM VALUE FOR A CHOICE SEGMENT WILL REFLECT APPLICATION OF A PORTION OF THE CHOICE COST.
CHOICE SEGMENT -- ANY SEGMENT BELONGING TO A SEGMENT TYPE WHOSE NAME BEGINS WITH "CHOICE". WHERE A STANDARD SEGMENT AND A CHOICE SEGMENT ARE ASSOCIATED WITH THE SAME INDEX, THE CHOICE SEGMENT WILL TYPICALLY HAVE A HIGHER PERFORMANCE CAP RATE AND/OR A DIFFERENT SEGMENT BUFFER. UNLIKE STANDARD SEGMENTS, CHOICE SEGMENTS ARE SUBJECT TO APPLICATION OF THE CHOICE COST.

--------------------------------------------------------------------------------
Choice Segments provide you access to higher Performance Cap Rates and potentially greater Segment Rates of Return than comparable Standard Segments. Each Choice Segment Type has an associated Choice cost.


--------------------------------------------------------------------------------
SEGMENT BUSINESS DAY -- A BUSINESS DAY THAT ALL INDICES UNDERLYING AVAILABLE SEGMENTS ARE SCHEDULED TO BE OPEN AND TO PUBLISH PRICES. A SCHEDULED HOLIDAY
FOR ANY ONE INDEX DISQUALIFIES THAT DAY FROM BEING SCHEDULED AS A SEGMENT BUSINESS DAY FOR ALL SEGMENTS. WE USE SEGMENT BUSINESS DAYS IN THIS MANNER SO THAT, BASED ON PUBLISHED HOLIDAY SCHEDULES, WE MATURE ALL SEGMENTS ON THE SAME DAY AND START ALL NEW SEGMENTS ON A SUBSEQUENT DAY. THIS DESIGN, AMONG OTHER THINGS, FACILITATES THE ROLL OVER OF MATURING SEGMENT INVESTMENTS INTO NEW SEGMENTS. IT IS POSSIBLE THAT DUE TO EMERGENCY CONDITIONS, AN INDEX CANNOT PROVIDE A PRICE ON A DAY THAT WAS SCHEDULED TO BE A SEGMENT BUSINESS DAY. THESE UNFORESEEN EVENTS CAN HAVE TWO RESULTS. (1) IF THE NYSE EXPERIENCES AN
EMERGENCY CLOSE AND CANNOT PUBLISH A PRICE, WE CANNOT MATURE OR START ANY SEGMENTS FOR ANY INDEX. (2) IF ANY INDEX OTHER THAN THE NYSE EXPERIENCES AN EMERGENCY CLOSE AND CANNOT PUBLISH A PRICE, WE WILL MATURE OR START SEGMENTS
FOR ALL UNAFFECTED INDICES.
SEGMENT DURATION -- THE PERIOD FROM THE SEGMENT START DATE TO THE SEGMENT MATURITY DATE. WE CURRENTLY OFFER SEGMENT DURATIONS OF 1 YEAR, 3 YEARS OR 5 YEARS.

SEGMENT BUFFER -- THE PORTION OF ANY NEGATIVE INDEX PERFORMANCE RATE THAT WE ABSORB ON A SEGMENT MATURITY DATE FOR A PARTICULAR SEGMENT. ANY PERCENTAGE DECLINE IN A SEGMENT'S INDEX PERFORMANCE RATE IN EXCESS OF THE SEGMENT BUFFER REDUCES YOUR SEGMENT MATURITY VALUE. WE CURRENTLY OFFER SEGMENT BUFFERS OF -10%, -20% AND -30% FOR STANDARD SEGMENTS AND -10%, -15% AND -25% FOR CHOICE SEGMENTS.

--------------------------------------------------------------------------------

The following chart lists the current Standard Segment Types:

------------------------------------------------------------------------------------------------------
            INDEX                    SEGMENT DURATION                     SEGMENT BUFFER
------------------------------------------------------------------------------------------------------
S&P 500 Price Return Index                1 year                               -10%
------------------------------------------------------------------------------------------------------
Russell 2000(R) Price Return              1 year                               -10%
Index
------------------------------------------------------------------------------------------------------
NASDAQ-100 Price Return Index             1 year                               -10%
------------------------------------------------------------------------------------------------------
MSCI EAFE Price Return Index              1 year                               -10%
------------------------------------------------------------------------------------------------------
MSCI Emerging Markets Price               1 year                               -10%
Return Index
------------------------------------------------------------------------------------------------------
Financial Select Sector SPDR              1 year                               -10%
Fund
------------------------------------------------------------------------------------------------------
iShares(R) Dow Jones U.S.                 1 year                               -10%
Real Estate Index Fund
------------------------------------------------------------------------------------------------------
Gold Index                                1 year                               -10%
------------------------------------------------------------------------------------------------------
Oil Index                                 1 year                               -10%
------------------------------------------------------------------------------------------------------
S&P 500 Price Return Index                3 year                            -10%; -20%
------------------------------------------------------------------------------------------------------
Russell 2000(R) Price Return              3 year                            -10%; -20%
Index
------------------------------------------------------------------------------------------------------
S&P 500 Price Return Index                5 year                         -10%; -20%; -30%
------------------------------------------------------------------------------------------------------
Russell 2000(R) Price Return              5 year                         -10%; -20%; -30%
Index
------------------------------------------------------------------------------------------------------

The following chart lists the current Choice Segment Types:

--------------------------------------------------------------------------------------------------------------------------
                 INDEX                              SEGMENT DURATION                          SEGMENT BUFFER
--------------------------------------------------------------------------------------------------------------------------
Choice S&P 500 Price Return Index                        3 year                                    -10%
--------------------------------------------------------------------------------------------------------------------------
Choice Russell 2000 Price Return Index                   3 year                                    -10%
--------------------------------------------------------------------------------------------------------------------------
Choice S&P 500 Price Return Index                        5 year                              -10%; -15%; -25%
--------------------------------------------------------------------------------------------------------------------------
Choice Russell 2000 Price Return Index                   5 year                              -10%; -15%; -25%
--------------------------------------------------------------------------------------------------------------------------

ON A SEGMENT MATURITY DATE, THE HIGHEST LEVEL OF PROTECTION IS THE -30% SEGMENT BUFFER (FOR CHOICE SEGMENTS, THE -25% SEGMENT BUFFER) AND LOWEST LEVEL OF PROTECTION IS THE -10% SEGMENT BUFFER.

The Indices are described in more detail below, under the heading "Indices."

Each Standard Segment and Choice Segment has a Performance Cap Rate that we set on the Segment Start Date. See "Performance Cap Rate" below.

STANDARD SEGMENT EXAMPLE: For the S&P 500 Price Return Index/5 year/-20% Segment Type, a Segment could be established as S&P 500 Price Return Index/5 year/-20% with a 30% Performance Cap Rate declared on the Segment Start Date. This means that you will participate in the performance of the S&P 500 Price Return Index for five years starting from the Segment Start Date. If the Index performs positively during this period, your Segment Rate of Return could be as much as 30% for that Segment Duration. If the Index performs negatively during this period, at maturity you will be protected from the first 20% of the Index's decline. If the Index performance is between -20% and 0%, your Segment Return Amount on the Segment Maturity Date will equal your Segment Investment.

CHOICE SEGMENT EXAMPLE: For the Choice S&P 500 Price Return Index/5 year/-10% Segment Type, a Segment could be established as Choice S&P 500 Price Return Index/5 year/-10% with a 65% Performance Cap Rate declared on the Segment Start Date. This means that you will participate in the performance of the S&P 500 Price Return Index for five years starting from the Segment Start Date. If the Index performs positively during this period, your Segment Rate of Return could be as much as 60% for that Segment Duration (65% less the 5% Choice cost). If the Index performs negatively during this period, at maturity you will be protected from the first 10% of the Index's decline. If the Index performance is between -10% and 0%, your Segment Return Amount on the Segment Maturity Date will equal your Segment Investment. Similarly, if the Index performance is between 0% and 5%, then, after deduction of the Choice cost, your Segment Return Amount on the Segment Maturity Date will equal your Segment Investment.

PLEASE NOTE THE FOLLOWING:


..   STANDARD SEGMENT TYPES WITH GREATER PROTECTION TEND TO HAVE LOWER
    PERFORMANCE CAP RATES THAN OTHER STANDARD SEGMENT TYPES THAT USE THE SAME INDEX AND DURATION BUT PROVIDE LESS PROTECTION.

..   CHOICE SEGMENT TYPES WITH GREATER PROTECTION TEND TO HAVE LOWER PERFORMANCE
    CAP RATES THAN OTHER CHOICE SEGMENT TYPES THAT USE THE SAME INDEX AND DURATION BUT PROVIDE LESS PROTECTION.


..   CHOICE SEGMENTS ARE SUBJECT TO DEDUCTION OF THE CHOICE COST. AS A RESULT,
    THE SEGMENT RATE OF RETURN FOR A CHOICE SEGMENT WILL ALWAYS BE LESS THAN
    (A) THE PERFORMANCE CAP RATE AND (B) THE INDEX PERFORMANCE RATE, IF POSITIVE, FOR THAT SEGMENT.

..   DEPENDING ON MARKET PERFORMANCE, IT IS POSSIBLE THAT THE SEGMENT RATE OF
    RETURN FOR A STANDARD SEGMENT MAY BE HIGHER THAN THAT FOR A CHOICE SEGMENT THAT USES THE SAME INDEX, DURATION AND SEGMENT BUFFER. THIS WILL OCCUR IF THE INDEX PERFORMANCE RATE APPLICABLE TO THESE SEGMENTS DOES NOT EXCEED THE PERFORMANCE CAP RATE SET FOR THE STANDARD SEGMENT BY MORE THAN THE CHOICE COST.

..   DEDUCTION OF THE CHOICE COST ON THE SEGMENT MATURITY DATE FOR A CHOICE
    SEGMENT WILL NEVER CAUSE YOU TO LOSE PRINCIPAL. IF THE INDEX PERFORMANCE RATE FOR A CHOICE SEGMENT IS POSITIVE BUT LESS THAN THE APPLICABLE CHOICE COST, THE AMOUNT OF THE CHOICE COST DEDUCTED WILL NOT CAUSE YOUR SEGMENT MATURITY VALUE TO BE LESS THAN YOUR SEGMENT INVESTMENT.

..   IF, ON A SEGMENT START DATE, WE DETERMINE THAT THE PERFORMANCE CAP RATE FOR
    A CHOICE SEGMENT WILL NOT EXCEED THE PERFORMANCE CAP RATE FOR A COMPARABLE STANDARD SEGMENT (I.E., WITH THE SAME INDEX, SEGMENT DURATION, SEGMENT BUFFER AND SEGMENT START DATE) BY AN AMOUNT THAT IS AT LEAST EQUAL TO THE CHOICE COST, WE WILL WAIVE THE CHOICE COST AND DECLARE A PERFORMANCE CAP RATE FOR THE CHOICE SEGMENT THAT IS EQUAL TO THE PERFORMANCE CAP RATE FOR THE STANDARD SEGMENT.

--------------------------------------------------------------------------------
PERFORMANCE CAP RATE -- THE HIGHEST SEGMENT RATE OF RETURN THAT CAN BE CREDITED ON A SEGMENT MATURITY DATE. THE PERFORMANCE CAP RATE IS NOT AN ANNUAL RATE OF RETURN.
INDEX PERFORMANCE RATE -- FOR A SEGMENT, THE PERCENTAGE CHANGE IN THE VALUE OF THE RELATED INDEX FROM THE SEGMENT START DATE TO THE SEGMENT MATURITY DATE. THE INDEX PERFORMANCE RATE MAY BE POSITIVE OR NEGATIVE.
PERFORMANCE CAP THRESHOLD -- A MINIMUM RATE YOU MAY SPECIFY AS A PARTICIPATION REQUIREMENT THAT THE PERFORMANCE CAP RATE FOR A NEW SEGMENT MUST EQUAL OR
EXCEED IN ORDER FOR AMOUNTS TO BE TRANSFERRED FROM A SEGMENT TYPE HOLDING ACCOUNT INTO A NEW SEGMENT.
--------------------------------------------------------------------------------

BOTH THE PERFORMANCE CAP RATE AND THE SEGMENT RATE OF RETURN ARE RATES OF RETURN FROM THE SEGMENT START DATE TO THE SEGMENT MATURITY DATE, NOT ANNUAL RATES OF RETURN, EVEN IF THE SEGMENT DURATION IS LONGER THAN ONE YEAR. THEREFORE THE INDEX PERFORMANCE RATE AND THE PERFORMANCE CAP THRESHOLD ARE ALSO NOT ANNUAL RATES. The performance of the Index, the Performance Cap Rate and the Segment Buffer are all measured from the Segment Start Date to the Segment Maturity Date, and the Performance Cap Rate and Segment Buffer apply if you hold the Segment until the Segment Maturity Date. If you surrender or cancel your contract, die or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. Please see "Your contract's value in the Structured Investment Option" in "Determining your contract's value" later in this Prospectus. A partial withdrawal from a Segment does not affect the Performance Cap Rate and Segment Buffer that apply to any remaining amounts that are held in the Segment through the Segment Maturity Date.

We reserve the right to offer any or all Segment Types less frequently than monthly or to stop offering any or all of them or to suspend offering any or all of them temporarily. Please see "Suspension, termination and changes to Segment Types" later in this section. All Segment Types may not be available in all states. We may also add Segment Types in the future.

The total number of Segments and Segment Type Holding Accounts that may be active on a contract at any time is 70.

6. THE FOLLOWING PARAGRAPH IS ADDED TO THE "SECURITIES INDICES" SUBSECTION OF THE "CONTRACT FEATURES AND BENEFITS" SECTION OF THE PROSPECTUS:


FINANCIAL SELECT SECTOR SPDR(R) FUND. The Financial Select Sector SPDR(R) Fund, before expenses, seeks to closely match the returns and characteristics of the Financial Select Sector Index, which is the underlying index. The underlying index seeks to provide an effective representation of the financial sector of the S&P 500 Index, and includes companies from the following industries: commercial banks, capital markets, diversified financial services, insurance and real estate. Because the return on your Segment Investment (subject to the Performance Cap and downside Segment Buffer protection) is linked to the performance of the Financial Select Sector SPDR(R) Fund and not the underlying index, the return on your Segment Investment may be less than that of an alternative investment linked directly to the underlying index or the components of the underlying index. The investment performance of the Financial Select Sector SPDR(R) Fund Segment is only based on the closing share price of the Fund. The Financial Select Sector SPDR(R) Fund Segment does not include dividends and other distributions declared by the Fund.

7. THE "SEGMENT PARTICIPATION REQUIREMENTS" SUBSECTION OF THE "CONTRACT FEATURES AND BENEFITS" SECTION OF THE PROSPECTUS HAS BEEN UPDATED AS FOLLOWS:

   (A)THE FOLLOWING NEW PARAGRAPH IS ADDED:

The Performance Cap Threshold operates in the same manner for Standard Segments and Choice Segments. When determining whether the Performance Cap Threshold for a Choice Segment has been satisfied, we do not take into account the Choice cost associated with that Segment. For example, assume you allocate account value to a 3-year Choice Segment with a 3% Choice cost, and you set a Performance Cap Threshold of 38%. If we set a Performance Cap Rate of 40% for that Segment, your Performance Cap Threshold will be satisfied and your account value will be transferred into the Segment, even though the maximum Segment Rate of Return you can earn will be 37%.

   (B)THE THIRD-TO-LAST-PARAGRAPH IS REPLACED IN ITS ENTIRETY WITH THE
      FOLLOWING:

If you specify a Performance Cap Threshold, the time period for which it will remain in effect depends on when your Structured Capital Strategies(R) contract was issued:

  . For contracts issued prior to August 25, 2014, a Performance Cap Threshold will remain in effect until the later of 90 days after we receive your election and the date amounts in the Segment Type Holding Account are transferred into a Segment. If you specify a Performance Cap Threshold on the required form in connection with your application, the 90 days will be measured from your contract date.

  . For contracts issued on or after August 25, 2014, a Performance Cap Threshold will remain in effect until the day after the third scheduled Segment Start Date following your Performance Cap Threshold election. This means that if the declared Performance Cap Rate for a Segment has not matched or exceeded your Performance Cap Threshold on any of the three scheduled Segment Start Dates following your election, any amounts in the applicable Segment Type Holding Account (including any funds transferred to that holding account after your election) on the business day immediately preceding the fourth scheduled Segment Start Date after your election will be transferred into the Segment created on that Segment Start Date, unless you renew the Performance Cap Threshold prior to that date.

      In addition, if your Performance Cap Threshold was satisfied on the first or second scheduled Segment Start Date following your election and amounts in the applicable Segment Type Holding Account were transferred into a Segment, the Performance Cap Threshold will continue to apply to any amounts you subsequently transfer into that Segment Type Holding Account until the day after the third scheduled Segment Start Date following your election. A "scheduled Segment Start Date" includes any date on which a Segment would have started had not the associated Segment Type been suspended as of that date. A suspension of the Segment Type will not extend the Performance Cap Threshold effective-through date.

8. THE "SEGMENT MATURITY VALUE" SUBSECTION OF THE "CONTRACT FEATURES AND BENEFITS" SECTION OF THE PROSPECTUS IS REPLACED IN ITS ENTIRETY WITH THE
FOLLOWING:


SEGMENT MATURITY VALUE

On the Segment Maturity Date, we calculate your Segment Maturity Value using your Segment Investment and the Segment Rate of Return.

For Standard Segments, the Segment Rate of Return is equal to the Index Performance Rate, subject to the Performance Cap Rate and Segment Buffer, as follows:

-------------------------------------------------------------
                               YOUR SEGMENT RATE OF RETURN
IF THE INDEX PERFORMANCE RATE: WILL BE:
-------------------------------------------------------------
exceeds the Performance Cap    positive, equal to the
Rate                           Performance Cap Rate
-------------------------------------------------------------
is positive but less than the  positive, equal to the Index
Performance Cap Rate           Performance Rate
-------------------------------------------------------------
is flat or negative by a       equal to 0%
percentage equal to or less
than the Segment Buffer
-------------------------------------------------------------
is negative by a percentage    negative, to the extent of
greater than the Segment       the percentage exceeding the
Buffer                         Segment Buffer
-------------------------------------------------------------

For Choice Segments, the Segment Rate of Return is equal to the Index Performance Rate, subject to the Performance Cap Rate, Segment Buffer and application of the Choice cost, as follows:

-------------------------------------------------------------
                               YOUR SEGMENT RATE OF RETURN
IF THE INDEX PERFORMANCE RATE: WILL BE:
-------------------------------------------------------------
exceeds the Performance Cap    positive, equal to the
Rate                           Performance Cap Rate less the
                               Choice cost
-------------------------------------------------------------
is positive and exceeds the    positive, equal to the Index
Choice cost but is less than   Performance Rate less the
the Performance Cap Rate       Choice cost
-------------------------------------------------------------
is positive but does not       equal to 0%
exceed the Choice cost
-------------------------------------------------------------
is flat or negative by a       equal to 0%
percentage equal to or less
than the Segment Buffer
-------------------------------------------------------------
Is negative by a percentage    negative, to the extent of
greater than the Segment       the percentage exceeding the
Buffer                         Segment Buffer
-------------------------------------------------------------

Your Segment Maturity Value is calculated as follows:

We multiply your Segment Investment by your Segment Rate of Return to get your Segment Return Amount. Your Segment Maturity Value is equal to your Segment Investment plus or minus your Segment Return Amount. Your Segment Return Amount may be negative, in which case your Segment Maturity Value will be less than your Segment Investment. All of these values are based on the value of the relevant Index on the Segment Start Date and the Segment Maturity Date. Any fluctuations in the value of the Index between those dates is ignored in calculating the Segment Maturity Value.

STANDARD SEGMENT EXAMPLES

Assume that you invest $1,000 in an S&P 500 Price Return Index, 5-year Segment with a -20% Segment Buffer, we set the Performance Cap Rate for that Segment at 30%, and you make no withdrawal from the Segment. If the S&P 500 Price Return Index is 35% higher on the Segment Maturity Date than on the Segment Start Date, you will receive a 30% Segment Rate of Return, and your Segment Maturity Value would be $1,300. We reach that amount as follows:

..   The Index Performance Rate (35%) is greater than the Performance Cap Rate
    (30%), so the Segment Rate of Return (30%) is equal to the Performance Cap Rate.

..   The Segment Return Amount ($300) is equal to the product of the Segment
    Investment ($1,000) multiplied by the Segment Rate of Return (30%).

..   The Segment Maturity Value ($1,300) is equal to the Segment Investment
    ($1,000) plus the Segment Return Amount ($300).

If the S&P Price Return Index is only 26% higher on the Segment Maturity Date than on the Segment Start Date, then you will receive a 26% Segment Rate of Return, and your Segment Maturity Value would be $1,260. We reach that amount as follows:

..   The Index Performance Rate (26%) is less than the Performance Cap Rate
    (30%), so the Segment Rate of Return (26%) is equal to the Index Performance Rate.

..   The Segment Return Amount ($260) is equal to the product of the Segment
    Investment ($1,000) multiplied by the Segment Rate of Return (26%).

..   The Segment Maturity Value ($1,260) is equal to the Segment Investment
    ($1,000) plus the Segment Return Amount ($260).

If the S&P Price Return Index is 10% lower on the Segment Maturity Date than on the Segment Start Date, then you will receive a 0% Segment Rate of Return, and your Segment Maturity Value would be $1,000. We reach that amount as follows:

..   The Index Performance Rate is -10% and the Segment Buffer absorbs the first
    20% of negative performance, so the Segment Rate of Return is 0%.

..   The Segment Return Amount ($0) is equal to the product of the Segment
    Investment ($1,000) multiplied by the Segment Rate of Return (0%).

..   The Segment Maturity Value ($1,000) is equal to the Segment Investment
    ($1,000) plus the Segment Return Amount ($0).

If the S&P Price Return Index is 30% lower on the Segment Maturity Date than on the Segment Start Date, then you will receive a -10% Segment Rate of Return, and your Segment Maturity Value would be $900. We reach that amount as follows:

..   The Index Performance Rate is -30% and the Segment Buffer absorbs the first
    20% of negative performance, so the Segment Rate of Return is -10%.

..   The Segment Return Amount (-$100) is equal to the product of the Segment
    Investment ($1,000) multiplied by the Segment Rate of Return (-10%).

..   The Segment Maturity Value ($900) is equal to the Segment Investment
    ($1,000) plus the Segment Return Amount (-$100).

CHOICE SEGMENT EXAMPLES

Assume that you invest $1,000 in a Choice S&P 500 Price Return Index, 5-year Segment with a -10% Segment Buffer and 5% Choice cost, we set the Performance Cap Rate for that Segment at 65%, and you make no withdrawal from the Segment. If the S&P 500 Price Return Index is 70% higher on the Segment Maturity Date than on the Segment Start Date, you will receive a 60% Segment Rate of Return, and your Segment Maturity Value would be $1,600. We reach that amount as follows:

..   The Index Performance Rate (70%) is greater than the Performance Cap Rate
    (65%), so the Segment Rate of Return (60%) is equal to the Performance Cap Rate less the Choice cost (5%).

..   The Segment Return Amount ($600) is equal to the product of the Segment
    Investment ($1,000) multiplied by the Segment Rate of Return (60%).

..   The Segment Maturity Value ($1,600) is equal to the Segment Investment
    ($1,000) plus the Segment Return Amount ($600).

If the S&P Price Return Index is only 50% higher on the Segment Maturity Date than on the Segment Start Date, then you will receive a 45% Segment Rate of Return, and your Segment Maturity Value would be $1,450. We reach that amount as follows:

..   The Index Performance Rate (50%) is less than the Performance Cap Rate
    (65%), so the Segment Rate of Return (45%) is equal to the Index Performance Rate less the Choice cost (5%).

..   The Segment Return Amount ($450) is equal to the product of the Segment
    Investment ($1,000) multiplied by the Segment Rate of Return (45%).

..   The Segment Maturity Value ($1,450) is equal to the Segment Investment
    ($1,000) plus the Segment Return Amount ($450).

If the S&P Price Return Index is only 2% higher on the Segment Maturity Date than on the Segment Start Date, then you will receive a 0% Segment Rate of Return, and your Segment Maturity Value would be equal to your initial Segment Investment of $1,000. We reach that amount as follows:

..   The Index Performance Rate (2%) is less than both the Performance Cap Rate
    (65%) and the Choice cost (5%), so the Segment Rate of Return (0%) is equal to the Index Performance Rate less the Choice cost (amount deducted is reduced to 2%).

..   The Segment Return Amount ($0) is equal to the product of the Segment
    Investment ($1,000) multiplied by the Segment Rate of Return (0%).

..   The Segment Maturity Value ($1,000) is equal to the Segment Investment
    ($1,000) plus the Segment Return Amount ($0).

If the S&P Price Return Index is 5% lower on the Segment Maturity Date than on the Segment Start Date, then you will receive a 0% Segment Rate of Return, and your Segment Maturity Value would be $1,000. We reach that amount as follows:

..   The Index Performance Rate is -5% and the Segment Buffer absorbs the first
    10% of negative performance, so the Segment Rate of Return is 0% (there is no Choice cost deduction).

..   The Segment Return Amount ($0) is equal to the product of the Segment
    Investment ($1,000) multiplied by the Segment Rate of Return (0%).

..   The Segment Maturity Value ($1,000) is equal to the Segment Investment
    ($1,000) plus the Segment Return Amount ($0).

If the S&P Price Return Index is 30% lower on the Segment Maturity Date than on the Segment Start Date, then you will receive a -20% Segment Rate of Return, and your Segment Maturity Value would be $800. We reach that amount as follows:

..   The Index Performance Rate is -30% and the Segment Buffer absorbs the first
    10% of negative performance, so the Segment Rate of Return is -20% (there is no Choice cost deduction).

..   The Segment Return Amount (-$200) is equal to the product of the Segment
    Investment ($1,000) multiplied by the Segment Rate of Return (-20%).

..   The Segment Maturity Value ($800) is equal to the Segment Investment
    ($1,000) plus the Segment Return Amount (-$200).


9. THE SECOND-TO-LAST PARAGRAPH OF THE "HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE" SUBSECTION OF THE "ACCESSING YOUR MONEY" SECTION OF THE PROSPECTUS IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:


You can request, in advance of your Segment Maturity Date, a withdrawal of your Segment Maturity Value on the Segment Maturity Date, which is not subject to the restrictions described above regarding the need to withdraw amounts in variable investment options and Segment Type Holding Accounts before withdrawing amounts from Segments. We will only accept a request to withdraw your Segment Maturity Value if you submit the request within 12 months of the Segment Maturity Date.


10. THE FOLLOWING PARAGRAPH IS ADDED TO THE "CHARGES THAT AXA EQUITABLE DEDUCTS" SUBSECTION OF THE "CHARGES AND EXPENSES" SECTION OF THE PROSPECTUS:


CHOICE COST

This charge is applicable to investments in Choice Segments only. The Choice cost is an amount equal to 1% of the Segment Investment for each year of the Segment Duration. On the Segment Maturity Date, we deduct the Choice cost from the Index Performance Rate of a Choice Segment, but only if the Index Performance Rate is positive for that Segment. Additionally, if the Index Performance Rate is positive for a Choice Segment but less than the applicable Choice cost, the amount of the Choice cost deducted will be the maximum amount that will not cause the Segment Maturity Value to be less than the Segment Investment. The Segment Interim Value for a Choice Segment will reflect application of a portion of the Choice cost, as described in more detail in Appendix III.


11. THE "STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS" APPENDIX TO THE PROSPECTUS IS REPLACED IN ITS ENTIRETY WITH THE
FOLLOWING:


APPENDIX II: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS

The following information is a summary of the states where the Structured Capital Strategies(R) contracts or certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract's features and benefits as previously described in this Prospectus. Certain features and/or benefits may have been approved in your state after your contract was issued and cannot be added. Please contact your financial professional for more information about availability in your state.



STATES WHERE CERTAIN STRUCTURED CAPITAL STRATEGIES(R) FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:


-------------------------------------------------------------------------------
 STATE      FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------
ALASKA      Series B, Series C, and Series    Not available.
            ADV contracts
-------------------------------------------------------------------------------
ARIZONA     See "Your right to cancel within  If you reside in the state of
            a certain number of days" in      Arizona and you purchased your
            "Contract features and benefits"  contract as a replacement for a different variable annuity
                                              contract or you are age 65 or
                                              older at the time the contract
                                              is issued, you may return your
                                              variable annuity contract within
                                              30 days from the date you
                                              receive it and receive a refund
                                              of account value. This is also
                                              referred to as the "free look"
                                              period.
-------------------------------------------------------------------------------
CALIFORNIA  See "We require that the          You are not required to use our
            following types of                forms when making a transaction
            communications be on specific     request. If a written request
            forms we provide for that         contains all the information
            purpose" in "How to reach us"     required to process the request,
                                              we will honor it.

            See "Contract features and        If you reside in California and
            benefits" -- "Your right to       you are age 60 or older at the
            cancel within a certain number    time the contract is issued, you
            of days"                          may return your variable annuity
                                              contract within 30 days from the
                                              date that you receive it and
                                              receive a refund as described
                                              below.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
CALIFORNIA                                     If you allocate your entire
(CONTINUED)                                    initial contribution to the
                                               EQ/Money Market option, the
                                               amount of your refund will be
                                               equal to your contribution,
                                               unless you make a transfer, in
                                               which case the amount of your
                                               refund will be equal to your
                                               account value on the date we
                                               receive your request to cancel
                                               at our processing office. This
                                               amount could be less than your
                                               initial contribution. If you
                                               allocate any portion of your
                                               initial contribution to the
                                               variable investment options
                                               (other than the EQ/Money Market
                                               option), your refund will be
                                               equal to your account value on
                                               the date we receive your request
                                               to cancel at our processing
                                               office.

                                               "RETURN OF CONTRIBUTION" FREE
                                               LOOK TREATMENT AVAILABLE THROUGH
                                               CERTAIN SELLING BROKERS-DEALERS

                                               Certain selling broker-dealers
                                               offer an allocation method
                                               designed to preserve your right
                                               to a return of your contribu-
                                               tions during the free look
                                               period. At the time of
                                               application, you will instruct
                                               your financial professional as
                                               to how your initial contribution
                                               and any subsequent contributions
                                               should be treated for the
                                               purpose of maintaining your free
                                               look right under the contract.
                                               Please consult your financial
                                               professional to learn more about
                                               the availability of "return of
                                               contribution" free look
                                               treatment.

                                               If you choose "return of
                                               contribution" free look
                                               treatment of your contract, we
                                               will allocate your entire
                                               contribution and any subsequent
                                               contributions made during the 40
                                               day period following the
                                               Contract Date, to the EQ/Money
                                               Market investment option. In the
                                               event you choose to exercise
                                               your free look right under the
                                               contract, you will receive a
                                               refund equal to your
                                               contributions.

                                               If you choose the "return of
                                               contribution" free look
                                               treatment and your contract is
                                               still in effect on the 40th day
                                               (or next business day) following
                                               the Contract Date, we will
                                               automatically reallocate your
                                               account value to the investment
                                               options chosen on your
                                               application.

                                               Any transfers made prior to the
                                               expiration of the 30 day free
                                               look will terminate your right
                                               to "return of contribution"
                                               treatment in the event you
                                               choose to exercise your free
                                               look right under the contract.
                                               Any transfer made prior to the
                                               40th day following the Contract
                                               Date will cancel the automatic
                                               reallocation on the 40th day (or
                                               next business day) following the
                                               Contract Date described above.
                                               If you do not want AXA Equitable
                                               to perform this scheduled
                                               one-time reallocation, you must
                                               call one of our customer service
                                               representatives at 1 (800)
                                               789-7771 before the 40th day
                                               following the Contract Date to
                                               cancel.

                                               If you purchased your contract
                                               from a financial professional
                                               whose firm submits applications
                                               to AXA Equitable electronically,
                                               the Dollar Cap Averaging Program
                                               may not be available at the time
                                               your contract is issued. If this
                                               is the case and you wish to
                                               participate in the program after
                                               your contract has been issued,
                                               you must make your election on
                                               the applicable paper form and
                                               submit it to us separately.
                                               Depending on when we receive
                                               your form, you may miss the
                                               first available date on which
                                               your account value would
                                               otherwise be transferred to your
                                               designated Segment Type Holding
                                               Accounts.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
CALIFORNIA   QP (Defined Benefit and Defined   Not available.
(CONTINUED)  Contribution) contracts

             See "Segment Types" under         Choice Segments are not
             "Structured Investment Option"    available.
             in "Contract Features and
             Benefits"

             See "Dollar Cap Averaging         If you elect to invest in the
             Program" and "Your right to       Dollar Cap Averaging Program,
             cancel within a certain number    you will not be eligible for the
             of days" in "Contract features    "return of contribution" free
             and benefits"                     look treatment. By electing the
                                               Dollar Cap Averaging Program,
                                               you would only be eligible to
                                               receive a return of account
                                               value if you free look your
                                               contract.

             See "Charges and expenses" --     Item (iii) under this section is
             "Disability, terminal illness,    deleted in its entirety.
             or confinement to a nursing
             home" (For Series B contracts
             only)

             See "More information" --         You can transfer ownership of an
             "Transfers of ownership,          NQ contract at any time before
             collateral assignments, loans,    annuity payments begin. You may
             and borrowing"                    assign your contract, unless
                                               otherwise restricted for tax
                                               qualification purposes.
--------------------------------------------------------------------------------
CONNECTICUT  QP (Defined Benefit and Defined   Not available.
             Contribution) contracts

             See "Segment Types" under         Choice Segments are not
             "Structured Investment Option"    available.
             in "Contract Features and
             Benefits"

             See "Charges and expenses -       Waiver (i) is deleted. As a
             Disability, terminal illness, or  result, the first sentence of
             confinement to a nursing home"    the last paragraph of this
             (For Series B contracts only)     section is deleted and replaced
                                               with the following:

                                               We reserve the right to impose a
                                               withdrawal charge, in accordance
                                               with your contract, if the
                                               conditions described in (ii) or
                                               (iii) above existed at the time
                                               a contribution was remitted or
                                               if the condition began within 12
                                               months following remittance.

             See "Charge for each additional   The charge for transfers does
             transfer in excess of 12          not apply.
             transfers per contract year" in
             "Fee table" and "Transfer
             charge" in "Charges and expenses"
--------------------------------------------------------------------------------
FLORIDA      See "How you can purchase and     In the third paragraph of this
             contribute to your contract" in   section, item (i) now reads:
             "Contract features and benefits"  "(i) contributions under a
                                               Structured Capital Strategies(R)
                                               contract would then total more
                                               than $1,500,000;" and item (ii)
                                               regarding the $2,500,000
                                               limitation on contributions is
                                               deleted. The remainder of this
                                               section is unchanged.

             See "Your right to cancel within  If you reside in the state of
             a certain number of days" in      Florida, you may cancel your
             "Contract features and benefits"  variable annuity contract and return it to us within 21 days
                                               from the date that you receive
                                               it. You will receive an
                                               unconditional refund equal to
                                               the greater of the cash
                                               surrender value provided in the
                                               annuity contract, plus any fees
                                               or charges deducted from the
                                               contributions or imposed under
                                               the contract, or a refund of all
                                               contributions paid.

             See "Selecting an annuity payout  The following sentence replaces
             option" under "Your annuity       the first sentence of the second
             payout options" in "Accessing     paragraph in this section:
             your money"

                                               You can choose the date annuity
                                               payments are to begin, but it
                                               may not be earlier than twelve
                                               months from the contract date.

             See "Withdrawal charge" in        If you are age 65 or older at
             "Charges and expenses"            the time your contract is
                                               issued, the applicable
                                               withdrawal charge will not
                                               exceed 10% of the amount
                                               withdrawn. In addition, no
                                               charge will apply after the end
                                               of the 10th contract year or 10
                                               years after a contribution is
                                               made, whichever is later.
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
 STATE         FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
----------------------------------------------------------------------------------
IDAHO          See "Your right to cancel within  If you reside in the state of
               a certain number of days" in      Idaho, you may return your
               "Contract features and benefits"  contract within 20 days from the date that you receive it and
                                                 receive a refund of your initial
                                                 contribution.
----------------------------------------------------------------------------------
ILLINOIS       Structured Capital Strategies(R)  Structured Capital Strategies(R)
                                                 is no longer available for sale
                                                 in the state of Illinois.
----------------------------------------------------------------------------------
MARYLAND       See "Your annuity payout          The table of guaranteed annuity
               options" in "Accessing your       payments cannot be changed after
               money"                            contract issue.

               Series C contracts                Not available
----------------------------------------------------------------------------------
MASSACHUSETTS  See "Disability, terminal         This section is deleted in its
               illness or confinement to         entirety.
               nursing home" under "Withdrawal
               charge" in "Charges and
               expenses" (For Series B
               contracts only)
----------------------------------------------------------------------------------
MINNESOTA      Structured Capital Strategies(R)  Structured Capital Strategies(R)
                                                 is no longer available for sale
                                                 in the state of Minnesota.

               Series C contracts (for sales of  Not available
               Structured Capital Strategies(R)
               prior to June 24, 2013)

               QP (Defined Benefit and Defined   Not available.
               Contribution) contracts (for
               sales of Structured Capital
               Strategies(R) prior to June 24,
               2013)

               See "Segment Types" under         Choice Segments are not
               "Structured Investment Option"    available.
               in "Contract Features and
               Benefits" (for sales of
               Structured Capital Strategies(R)
               prior to June 24, 2013)

               See "Securities Indices" under    The Financial Select Sector SPDR
               "Structured Investment Option"    Fund is not available.
               in "Contract Features and
               Benefits" (for sales of
               Structured Capital Strategies(R)
               prior to June 24, 2013)
----------------------------------------------------------------------------------
NEW JERSEY     See "Your annuity payout          The table of guaranteed annuity
               options" in "Accessing your       payments cannot be changed after
               money"                            contract issue.

               See "Withdrawals treated as       We do not have the right to
               surrenders" in "Accessing your    terminate your contract if no
               money"                            contributions are made during
                                                 the last three completed
                                                 contract years and your account
                                                 value is less than $500.
----------------------------------------------------------------------------------
NEW HAMPSHIRE  See "Disability, terminal         Waiver (iii) regarding the
               illness, or confinement to a      definition of a nursing home is
               nursing home" under "Withdrawal   deleted, and replaced with the
               charge" in "Charges and           following:
               expenses" (For Series B           You are confined to a nursing
               contracts only)                   home for more than 90 days (or
                                                 such other period, as required
                                                 in your state) as verified by a
                                                 licensed physician. A nursing
                                                 home for this purpose means one
                                                 that is (a) a provider of
                                                 skilled nursing care service, or
                                                 qualified to receive approval of
                                                 Medicare benefits, or (b)
                                                 operated pursuant to law as a
                                                 skilled nursing home by the
                                                 state or territory in which it
                                                 is located (it must be within
                                                 the United States, Puerto Rico,
                                                 U.S. Virgin Islands, or Guam)
                                                 and meets all of the following:

                                                 .   its main function is to
                                                     provide skilled,
                                                     intermediate, or custodial
                                                     nursing care;

                                                 .   it is supervised by a
                                                     registered nurse or licensed
                                                     practical nurse;

                                                 .   it keeps daily medical
                                                     records of each patient;

                                                 .   it controls and records all
                                                     medications dispenses; and

                                                 .   its primary service is other
                                                     than to provide housing for
                                                     residents.
----------------------------------------------------------------------------------

---------------------------------------------------------------------------------
 STATE        FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
---------------------------------------------------------------------------------
NEW YORK      QP (Defined Benefit and Defined   Not available.
              Contribution) contracts

              See "Securities Indices" under    The Financial Select Sector SPDR
              "Structured Investment Option"    Fund is not available.
              in "Contract features and
              benefits"

              See "Segment Types" under         Choice Segments are not
              "Structured Investment Option"    available.
              in "Contract Features and
              Benefits"

              See "Your right to cancel within  The second paragraph under "Your
              a certain number of days" in      right to cancel within a certain
              "Contract features and benefits"  number of days" is deleted in
              and also see "Calculation         its entirety and replaced with
              Formula" in "Appendix III:        the following:
              Segment Interim Value"
                                                Your refund will equal your
                                                account value under the contract
                                                on the day we receive written
                                                notification of your decision to
                                                cancel the contract and will
                                                reflect any investment gain or
                                                loss in the variable investment
                                                options (less the daily charges
                                                we deduct) through the date we
                                                receive your contract. This
                                                includes a modified calculation
                                                of the Segment Interim Value for
                                                amounts allocated to existing
                                                Segments. For any IRA contract
                                                returned to us within seven days
                                                after you receive it, we are
                                                required to refund the full
                                                amount of your contribution.

                                                Only for the purpose of
                                                calculating your refunded amount
                                                if you exercise your right to
                                                cancel within a certain number
                                                of days, your Segment Interim
                                                Value is equal to the sum of the
                                                following components:

                                                   (1)Fair Value of Fixed
                                                      Instruments; plus
                                                   (2)Fair Value of Derivatives;
                                                      plus
                                                   (3)Cap Calculation Factor
                                                      (computed based on the
                                                      assumption that we have
                                                      not incurred any expense).

              See "The amount applied to        If a life contingent annuity
              purchase an annuity payout        payout option is elected, the
              option" in "Accessing your money" amount applied to the annuity benefit will be 100% of the
                                                account value and any applicable
                                                withdrawal charge will be waived.

                                                If a non-life contingent annuity
                                                payout option is elected, the
                                                amount applied to the annuity
                                                benefit is the greater of the
                                                cash value or 95% of what the
                                                account value would be if no
                                                withdrawal charge applied.

              See "Disability, terminal         Item (i) is deleted and replaced
              illness, or confinement to a      with the following: An owner (or
              nursing home" in "Charges and     older joint owner, if
              expenses"                         applicable) has qualified to
                                                receive Social Security
                                                disability benefits as certified
                                                by the Social Security
                                                Administration or meets the
                                                definition of a total disability
                                                as specified in the contract. To
                                                qualify, a recertification
                                                statement from a physician will
                                                be required every 12 months from
                                                the date disability is
                                                determined.

              See "Transfers of ownership,      You may assign all or a portion
              collateral assignments, loans     of your contract at any time,
              and borrowing" in "More           unless otherwise restricted for
              information"                      tax qualification purposes.
---------------------------------------------------------------------------------
NORTH DAKOTA  See "Your right to cancel within  To exercise your cancellation
              a certain number of days" in      right, you must return the
              "Contract features and benefits"  certificate directly to our processing office within 20 days
                                                after you receive it.
---------------------------------------------------------------------------------
OREGON        Series C contracts                Not available

              iShares(R) Dow Jones U.S. Real    Not available
              Estate Index Fund & MSCI
              Emerging Markets Price Return
              Index

              Dollar Cap Averaging Program      Not available

              Pre-Packaged Segment Selection    Not available

              QP (Defined Benefit and Defined   Not available.
              Contribution) contracts
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
 STATE        FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
---------------------------------------------------------------------------------
OREGON        See "Segment Types" under         Choice Segments are not
(CONTINUED)   "Structured Investment Option"    available.
              in "Contract Features and
              Benefits"

              See "Securities Indices" under    The NASDAQ-100 Price Return
              "Structured Investment Option"    Index is not available in Oregon.
              in "Contract features and
              benefits"

                                                The Financial Select Sector SPDR
                                                Fund is not available in Oregon.

              See "How you can purchase and     Additional contributions are not
              contribute to your contract" in   permitted after the fifth
              "Contract features and benefits"  contract year.

              See "Lifetime required minimum    THE FOLLOWING REPLACES THE THIRD
              distribution withdrawals" under   PARAGRAPH:
              "Withdrawing your account value"  We generally will not impose a
              in "Accessing your money"         withdrawal charge on minimum
                                                distribution withdrawals even if
                                                you are not enrolled in our
                                                automatic RMD service, except
                                                if, when added to a non-RMD lump
                                                sum withdrawal previously taken
                                                in the same contract year, the
                                                minimum distribution withdrawals
                                                exceed the free withdrawal
                                                amount. In order to avoid a
                                                withdrawal charge in connection
                                                with minimum distribution
                                                withdrawals outside of our
                                                automatic RMD service, you must
                                                notify us using our withdrawal
                                                request form. Such minimum
                                                distribution withdrawals must be
                                                based solely on your contract's
                                                account value.

                                                FOR SERIES B CONTRACTS:

              See "Selecting an annuity payout  You can choose the date annuity
              option" under "Your annuity       payments begin, but it may not
              payout options" in "Accessing     be earlier than the date all
              your money"                       withdrawal charges under the
                                                contract expire.

              See "Disability, terminal         Item (i) under this section is
              illness, or confinement to        deleted in its entirety.
              nursing home" under "Withdrawal
              charge" in "Charges and expenses"

              See "Transfers of ownership,      The contract may be freely
              collateral assignments, loans     assigned unless otherwise
              and borrowing" in "More           restricted for tax qualification
              information"                      purposes.
---------------------------------------------------------------------------------
PENNSYLVANIA  Contributions                     Your contract refers to
                                                contributions as premiums.

              QP (Defined Benefit and Defined   Not available.
              Contribution) contracts

              See "Securities Indices" under    The Financial Select Sector SPDR
              "Structured Investment Option"    Fund is not available.
              in "Contract features and
              benefits"

              See "Segment Types" under         Choice Segments are not
              "Structured Investment Option"    available.
              in "Contract Features and
              Benefits"

              See "Disability, terminal         The Withdrawal Charge Waiver
              illness or confinement to         does not apply during the first
              nursing home" in "Charges and     12 months of the contract with
              expenses" (For Series B           respect to the Social Security
              contracts only)                   Disability Waiver, the Six Month
                                                Life Expectancy Waiver, or if
                                                the owner is confined to a
                                                nursing home during such period.

              Required disclosure for           Any person who knowingly and
              Pennsylvania customers            with intent to defraud any
                                                insurance company or other
                                                person files an application for
                                                insurance or statement of claim
                                                containing any materially false
                                                information or conceals for the
                                                purpose of misleading,
                                                information concerning any fact
                                                material thereto commits a
                                                fraudulent insurance act, which
                                                is a crime and subjects such
                                                person to criminal and civil
                                                penalties.
---------------------------------------------------------------------------------
PUERTO RICO   See "Securities Indices" under    The Financial Select Sector SPDR
              "Structured Investment Option"    Fund is not available.
              in "Contract features and
              benefits"

              See "Segment Types" under         Choice Segments are not
              "Structured Investment Option"    available.
              in "Contract Features and
              Benefits"
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
PUERTO RICO  QP (Defined Benefit) contracts    Not available
(CONTINUED)

             "Purchase considerations for QP   PURCHASE CONSIDERATIONS FOR QP
             (Defined Contribution) contracts  (DEFINED CONTRIBUTION) CONTRACTS
             in Puerto Rico" -- this section   IN PUERTO RICO:
             replaces "Appendix IV: Purchase   Trustees who are considering the
             considerations for defined        purchase of a Structured Capital
             benefit and defined contribution  Strategies(R) QP contract in
             plans" in this Prospectus.        Puerto Rico should discuss with
                                               their tax, legal and plan
                                               advisors whether this is an
                                               appropriate investment vehicle
                                               for the employer's plan.
                                               Trustees should consider whether
                                               the plan provisions permit the
                                               investment of plan assets in the
                                               QP contract, and the payment of
                                               death benefits in accordance
                                               with the requirements of Puerto
                                               Rico income tax rules. The QP
                                               contract and this Prospectus
                                               should be reviewed in full, and
                                               the following factors, among
                                               others, should be noted.

                                               SOURCE OF INCOME

                                               .   Because this contract is
                                                   issued by a United States
                                                   insurance company, amounts
                                                   paid from the contract
                                                   produce U.S.-source income,
                                                   not Puerto Rico-source
                                                   income. A Puerto Rico
                                                   qualified plan investing in
                                                   assets producing Puerto
                                                   Rico-source income is likely
                                                   to generate a more favorable
                                                   tax result for a participant
                                                   under a Puerto Rico
                                                   qualified plan.

                                               LIMITS ON CONTRACT OWNERSHIP:

                                               .   QP contracts are not
                                                   available to defined benefit
                                                   plans. Defined benefit plans
                                                   must use Non-Qualified
                                                   contracts to invest
                                                   Structured Capital
                                                   Strategies(R). There is no
                                                   qualified plan contract
                                                   endorsement available for
                                                   defined benefit plans with
                                                   Structured Capital
                                                   Strategies(R). The plan and
                                                   trust, if properly
                                                   qualified, contain the
                                                   requisite provisions of the
                                                   Internal Revenue Code to
                                                   maintain their tax exempt
                                                   status. A non-qualified
                                                   contract cannot be converted
                                                   to an IRA.

                                               .   The QP contract is offered
                                                   only as a funding vehicle to
                                                   qualified plan trusts of
                                                   single participant defined
                                                   contribution plans that are
                                                   tax-qualified under Puerto
                                                   Rico law, not United States
                                                   law. The contract is not
                                                   available to US qualified
                                                   plans or to defined benefit
                                                   plans qualifying under
                                                   Puerto Rico law.

                                               .   The QP contract owner is the
                                                   qualified plan trust. The
                                                   annuitant under the contract
                                                   is the self-employed Puerto
                                                   Rico resident, who is the
                                                   sole plan participant.

                                               .   This product should not be
                                                   purchased if the self-
                                                   employed individual
                                                   anticipates having
                                                   additional employees become
                                                   eligible for the plan. We
                                                   will not allow additional
                                                   contracts to be issued for
                                                   participants other than the
                                                   original business owner.

                                               .   If the business that
                                                   sponsors the plan adds
                                                   another employee who becomes
                                                   eligible for the plan, no
                                                   further contributions may be
                                                   made to the contract. If the
                                                   employer moves the funds to
                                                   another funding vehicle that
                                                   can accommodate more than
                                                   one employee, this move
                                                   could result in withdrawal
                                                   charges, if applicable.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
PUERTO RICO                                    LIMITS ON CONTRIBUTIONS:
(CONTINUED)                                    .   All contributions must be
                                                   direct transfers from other
                                                   investments within an
                                                   existing qualified plan
                                                   trust.

                                               .   Employer payroll
                                                   contributions are not
                                                   accepted.

                                               .   Only one additional transfer
                                                   contribution may be made per
                                                   contract year.

                                               .   Checks written on accounts
                                                   held in the name of the
                                                   employer instead of the plan
                                                   or the trustee will not be
                                                   accepted.

                                               .   As mentioned above, if a new
                                                   employee becomes eligible
                                                   for the plan, the trustee
                                                   will not be permitted to
                                                   make any further
                                                   contributions to the
                                                   contract established for the
                                                   original business owner.

                                               LIMITS ON PAYMENTS:
                                               .   Loans are not available
                                                   under the contract.

                                               .   All payments are made to the
                                                   plan trust as owner, even
                                                   though the plan
                                                   participant/annuitant is the
                                                   ultimate recipient of the
                                                   benefit payment.

                                               .   AXA Equitable does no tax
                                                   reporting or withholding of
                                                   any kind for payment to the
                                                   plan participant. The plan
                                                   administrator or trustee
                                                   will be solely responsible
                                                   for performing or providing
                                                   for all such services.

                                               .   AXA Equitable does not offer
                                                   contracts that qualify as
                                                   IRAs under Puerto Rico law.
                                               PLAN TERMINATION:

                                               .   If the plan participant
                                                   terminates the business, and
                                                   as a result wishes to
                                                   terminate the plan, the
                                                   trust would have to be kept
                                                   in existence to receive
                                                   payments. This could create
                                                   expenses for the plan.

                                               .   If the plan participant
                                                   terminates the plan and the
                                                   trust is dissolved, or if
                                                   the plan trustee (which may
                                                   or may not be the same as
                                                   the plan participant) is
                                                   unwilling to accept payment
                                                   to the plan trust for any
                                                   reason, AXA Equitable would
                                                   have to change the contract
                                                   from a Puerto Rico QP to NQ
                                                   in order to make payments to
                                                   the individual as the new
                                                   owner. Depending on when
                                                   this occurs, it could be a
                                                   taxable distribution from
                                                   the plan, with a potential
                                                   tax of the entire account
                                                   value of the contract.
                                                   Puerto Rico income tax
                                                   withholding and reporting by
                                                   the plan trustee could apply
                                                   to the distribution
                                                   transaction.

                                               .   AXA Equitable is a U.S.
                                                   insurance company, therefore
                                                   distributions under the NQ
                                                   contract could be subject to
                                                   United States taxation and
                                                   withholding on a "taxable
                                                   amount not determined" basis.

             Beneficiary continuation option   Not available
             (IRA)

             IRA and Roth IRA                  Available for direct rollovers
                                               from U.S. source 401(a) plans
                                               and direct transfers from the
                                               same type of U.S. source IRAs.

             See footnote 1 in "Fee table"     There is no premium tax charge
             and "Charges for state premium    imposed.
             and other applicable taxes" in
             "Charges and expenses"

             See "Purchase considerations for  We do not offer Structured
             a charitable remainder trusts"    Capital Strategies(R) contracts
             under "Owner and annuitant        to charitable remainder trusts
             requirements" in "Contract        in Puerto Rico.
             features and benefits"

             See "Taxation of nonqualified     There are special rules for
             annuities" in "Tax information"   nonqualified contracts issued in
                                               Puerto Rico.
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------
 STATE        FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
---------------------------------------------------------------------------------
PUERTO RICO                                     Income from NQ contracts we
(CONTINUED)                                     issue is U.S. source. A Puerto
                                                Rico resident is subject to U.S.
                                                taxation on such U.S. source
                                                income. Only Puerto Rico source
                                                income of Puerto Rico residents
                                                is excludable from U.S.
                                                taxation. Income from NQ
                                                contracts is also subject to
                                                Puerto Rico tax. The calculation
                                                of the taxable portion of
                                                amounts distributed from a
                                                contract may differ in the two
                                                jurisdictions. Therefore, you
                                                might have to file both U.S. and
                                                Puerto Rico tax returns, showing
                                                different amounts of income from
                                                the contract for each tax
                                                return. Puerto Rico generally
                                                provides a credit against Puerto
                                                Rico tax for U.S. tax paid.
                                                Depending on your personal
                                                situation and the timing of the
                                                different tax liabilities, you
                                                may not be able to take full
                                                advantage of this credit.

                                                We anticipate requiring owners
                                                or beneficiaries of annuity
                                                contracts in Puerto Rico which
                                                are not individuals to be
                                                required to complete the
                                                appropriate Form W-8 describing
                                                the entity type to avoid 30%
                                                FATCA withholding from
                                                U.S.-source income beginning in
                                                2014.
---------------------------------------------------------------------------------
RHODE ISLAND  See "Your right to cancel within  If you reside in the state of
              a certain number of days" in      Rhode Island at the time the
              "Contract features and benefits"  contract is issued, you may return your contract within 20
                                                days from the date that you
                                                receive it and receive a refund
                                                of your contribution.
---------------------------------------------------------------------------------
TEXAS         See "How you can purchase and     In the third paragraph of this
              contribute to your contract" in   section, item (i) now reads:
              "Contract features and benefits"  "(i) contributions under a
                                                Structured Capital Strategies(R)
                                                contract would then total more
                                                than $1,500,000." The $2,500,000
                                                limitation on the sum of all
                                                contributions under all AXA
                                                Equitable annuity accumulation
                                                contracts with the same owner or
                                                annuitant does not apply.

              QP (Defined Benefit and Defined   Not available.
              Contribution) contracts

              See "Securities Indices" under    The Financial Select Sector SPDR
              "Structured Investment Option"    Fund is not available.
              in "Contract features and
              benefits"

              See "Segment Types" under         Choice Segments are not
              "Structured Investment Option"    available.
              in "Contract Features and
              Benefits"

              See "Disability, terminal         There is no 12 month waiting
              illness or confinement to         period following a contribution
              nursing home" in "Charges and     for the Six Month Life
              expenses" (For Series B           Expectancy Waiver. The
              contracts only)                   withdrawal charge can be waived
                                                even if the condition begins
                                                within 12 months of the
                                                remittance of the contribution.
---------------------------------------------------------------------------------
UTAH          See "Transfers of ownership,      Unless restricted for tax
              collateral assignments, loans or  purposes, your contract may be borrowing" in "More information"  assigned.
---------------------------------------------------------------------------------
VERMONT       QP (Defined Benefit and Defined   Not available.
              Contribution) contracts

              See "Securities Indices" under    The Financial Select Sector SPDR
              "Structured Investment Option"    Fund is not available.
              in "Contract features and
              benefits"

              See "Segment Types" under         Choice Segments are not
              "Structured Investment Option"    available.
              in "Contract Features and
              Benefits"
---------------------------------------------------------------------------------
WASHINGTON    QP (Defined Benefit and Defined   Not available.
              Contribution) contracts

              See "10% free withdrawal amount"  The 10% free withdrawal amount
              under "Withdrawal charge" in      applies to full surrenders.
              "Charges and expenses"

              See "Disability, terminal         The owner (or older joint owner,
              illness, or confinement to        if applicable) has qualified to
              nursing home" in "Charges and     receive Social Security
              expenses" (For Series B           disability benefits as certified
              contracts only)                   by the Social Security
                                                Administration or a statement
                                                from an independent U.S.
                                                licensed physician stating that
                                                the owner (or older joint owner,
                                                if applicable) meets the
                                                definition of total disability
                                                for at least 6 continuous months
                                                prior to the notice of claim.
                                                Such disability must be
                                                re-certified every 12 months.
---------------------------------------------------------------------------------

12.THE "SEGMENT INTERIM VALUE" APPENDIX TO THE PROSPECTUS IS REPLACED IN ITS
   ENTIRETY WITH THE FOLLOWING:


APPENDIX III: SEGMENT INTERIM VALUE

We calculate the Segment Interim Value for each Segment on each business day, which is also a Segment Business Day that falls between the Segment Start Date and Segment Maturity Date. The calculation is a formula designed to measure the fair value of your Segment Investment on the particular interim date, and is based on the downside protection provided by the Segment Buffer, the limit on participation in investment gain provided by the Performance Cap Rate, and an adjustment for the effect of a withdrawal prior to the Segment Maturity Date. The formula we use, in part, derives the fair value of hypothetical investments in fixed instruments and derivatives (put and call options). These values provide us with protection from the risk that we will have to pay out account value related to a Segment prior to the Segment Maturity Date. The hypothetical put option provides us with a market value of the potential loss at Segment Maturity, and the hypothetical call options provide us with a market value of the potential gain at Segment Maturity. This formula provides a treatment for an early distribution that is designed to be consistent with how distributions at the end of a Segment are treated. We may hold such investments in relation to Segments but are not required to do so. You are not affected by the performance of any of our investments relating to Segments. The formula also includes an adjustment relating to the Cap Calculation Factor. This is a positive adjustment of the percentage of the estimated expenses corresponding to the portion of the Segment Duration that has not elapsed. Appendix III sets forth the actual calculation formula, an overview of the purposes and impacts of the calculation, and detailed descriptions of the specific inputs into the calculation. You should note that even if a corresponding Index has experienced positive growth, the calculation of your Segment Interim Value may result in an amount lower than your Segment Investment because of other market conditions, such as the volatility of index prices and interest rates. Finally, Appendix III includes examples of calculations of Segment Interim Values under various hypothetical situations.

CHOICE SEGMENTS. The Segment Interim Value for a Choice Segment may be less than the Segment Interim Value for a Standard Segment based on the same Index, Segment Buffer and Segment Duration. This could occur if the performance of the applicable Index through the date of calculation of the Segment Interim Value is less than the sum of (a) the prorated Performance Cap Rate for the Standard Segment and (b) the applicable Choice cost amount. See "Fair Value of Derivatives" later in this appendix for more information about how the Choice cost is built in to the Segment Interim Value calculation for Choice Segments.

CALCULATION FORMULA

Your Segment Interim Value is equal to the lesser of (A) or (B).

   (A)equals the sum of the following three components:

      (1)Fair Value of Fixed Instruments; plus

      (2)Fair Value of Derivatives; plus

      (3)Cap Calculation Factor.

   (B)equals the Segment Investment multiplied by (1 + the Performance Cap Rate limiting factor).

OVERVIEW OF THE PURPOSES AND IMPACTS OF THE CALCULATION

FAIR VALUE OF FIXED INSTRUMENTS. The Segment Interim Value formula includes an element designed to compensate us for the fact that when we have to pay out account value related to a Segment before the Segment Maturity Date, we forgo the opportunity to earn interest on the Segment Investment from the date of withdrawal or surrender until the Segment Maturity Date. We accomplish this estimate by calculating the present value of the Segment Investment using a risk-free swap interest rate widely used in derivative markets.

FAIR VALUE OF DERIVATIVES. We use put and call options that are designated for each Segment to estimate the market value, at the time the Segment Interim Value is calculated, of the risk of loss and the possibility of gain at the end of the Segment. This calculation reflects the value of the downside protection that would be provided at maturity by the Segment Buffer as well as the upper limit that would be placed on gains at maturity due to the Performance Cap Rate. For Choice Segments only, the calculation also provides for the application of the Choice cost to the purchase of call options with higher strike prices. This allows us to declare higher Performance Cap Rates for those Segments.

At the time the Segment Interim Value is determined, the Fair Value of Derivatives is calculated using three different hypothetical options. These options are designated for each Segment and are described in more detail later in this Appendix.

AT-THE-MONEY STANDARD SEGMENT CALL OPTION (STRIKE PRICE EQUALS THE INDEX VALUE AT SEGMENT INCEPTION). For Standard Segments, the potential for gain is estimated using the value of this hypothetical option.

OUT-OF-THE-MONEY CHOICE SEGMENT CALL OPTION (STRIKE PRICE EQUALS THE INDEX
VALUE AT SEGMENT INCEPTION INCREASED BY THE CHOICE COST). For Choice Segments, the potential for gain is estimated using the value of this hypothetical option.

..   The Choice cost is not deducted directly from the Segment Interim Value of a Choice Segment. Rather, the Choice cost is built in to the Segment Interim Value for Choice Segments through the use of the Out-of-the-Money Choice Segment Call Option. The value of the Out-of-the-Money Choice Segment Call Option is always lower than the value of the corresponding At-the-Money Standard Segment Call Option, which results in a lower amount for the Fair Value of Derivatives component of the Segment Interim Value formula. The actual amount of the Choice cost reflected in a Segment Interim Value calculation is not a prorated amount, and depends on the value of the Out-of-the-Money Choice Segment Call Option on the calculation date.

OUT-OF-THE-MONEY CALL OPTION (STRIKE PRICE EQUALS THE INDEX INCREASED BY THE PERFORMANCE CAP RATE ESTABLISHED AT SEGMENT INCEPTION). The potential for gain in excess of the Performance Cap Rate is estimated using the value of this hypothetical option.

..   For Standard Segments, the net amount of the At-the-Money Standard Segment
    Call Option less the value of the Out-of-the-Money Call Option is an estimate of the market value of the possibility of gain at the end of the Segment as limited by the Performance Cap Rate.

..   For Choice Segments, the net amount of the Out-the-Money Choice Segment
    Call Option less the value of the Out-of-the-Money Call Option is an estimate of the market value of the possibility of gain at the end of the Segment as limited by the Performance Cap Rate.

OUT-OF-THE-MONEY PUT OPTION (STRIKE PRICE EQUALS THE INDEX DECREASED BY THE SEGMENT BUFFER). The risk of loss is estimated using the value of this hypothetical option.

..   IT IS IMPORTANT TO NOTE THAT THIS PUT OPTION VALUE WILL ALMOST ALWAYS
    REDUCE THE PRINCIPAL YOU RECEIVE, EVEN WHERE THE INDEX IS HIGHER AT THE TIME OF THE WITHDRAWAL THAN AT THE TIME OF THE ORIGINAL INVESTMENT. This is because the risk that the Index could have been lower at the end of a Segment is present to some extent whether or not the Index has increased at the earlier point in time that the Segment Interim Value is calculated.

CAP CALCULATION FACTOR. In setting the Performance Cap Rate, we take into account that we incur expenses in connection with a contract, including insurance and administrative expenses. The Segment Interim Value formula includes item (3) above, the Cap Calculation Factor, which is designed to reflect the fact that we will not incur those expenses for the entire duration of the Segment if you withdraw your investment prior to the Segment Maturity Date. Therefore, the Cap Calculation Factor is always positive and declines during the course of the Segment.

PERFORMANCE CAP RATE LIMITING FACTOR. The formula provides that the Segment Interim Value is never greater than (B) above, which is the portion of the Performance Cap Rate corresponding to the portion of the Segment Duration that has elapsed. This limitation is imposed to discourage owners from withdrawing from a Segment before the Segment Maturity Date where there may have been significant increases in the relevant Index early in the Segment Duration. Although the Performance Cap Rate limiting factor pro-rates the upside potential on amounts withdrawn early, there is no similar adjustment to pro-rate the downside protection. THIS MEANS, IF YOU SURRENDER OR CANCEL YOUR CONTRACT, DIE OR MAKE A WITHDRAWAL FROM A SEGMENT BEFORE THE SEGMENT MATURITY DATE, THE SEGMENT BUFFER WILL NOT NECESSARILY APPLY TO THE EXTENT IT WOULD ON THE SEGMENT MATURITY DATE, AND ANY UPSIDE PERFORMANCE WILL BE LIMITED TO A PERCENTAGE LOWER THAN THE PERFORMANCE CAP RATE.

DETAILED DESCRIPTIONS OF SPECIFIC INPUTS TO THE CALCULATION

(A)(1) FAIR VALUE OF FIXED INSTRUMENTS. The Fair Value of Fixed Instrument in a Segment is based on the swap rate associated with the Segment's remaining time to maturity. Swap rates are the risk-free interest rates widely used in derivative markets. There is no standard quote for swap rates. However, because of their high liquidity and popularity, swap rate quotes from different dealers generally fall within a close range, the differences among which are not meaningful. Swap rates can be obtained from inter-dealer systems or financial data vendors who have feeds from swap dealers. For example, "Bloomberg Composite" swap rates are the weighted average of swap rates provided by a number of dealers to Bloomberg. Individual dealers and brokers also publish swap rates of their own on Bloomberg or Reuters. We may, in the future, utilize exchange traded swaps that become available. These exchange traded swaps would have a standard quote associated with them. The Fair Value of Fixed Instruments is defined as its present value, as expressed in the following formula:

(Segment Investment)/(1 + swap rate)/(time to maturity)/

The time to maturity is expressed as a fraction, in which the numerator is the number of days remaining in the Segment Duration and the denominator is the average number of days in each year of the Segment Duration for that Segment.

(A)(2) FAIR VALUE OF DERIVATIVES. We utilize a fair market value methodology to determine the Fair Value of Derivatives.

For each Segment, we designate and value three hypothetical options, each of which is tied to the performance of the Index underlying the Segment in which you are invested. For Standard Segments, these are: (1) the At-the-Money Standard Segment Call Option, (2) the Out-of-the-Money Call Option and (3) the Out-of-the-Money Put Option. For Choice Segments, these are: (1) the Out of-the-Money Choice Segment Call Option, (2) the Out-of-the-Money Call Option and (3) the Out-of-the-Money Put Option. (As described elsewhere in this Prospectus, in certain circumstances we may waive the Choice cost for a Choice Segment, in which case we would reference the At-the-Money Standard Segment Call Option rather than the Out of-the-Money Choice Segment Call Option for that Segment.) At Segment Maturity, the Put Option is designed to value the loss below the buffer, while the call options are designed to provide gains up to the Performance Cap Rate. These options are described in more detail below.

In a put option on an index, the seller will pay the buyer, at the maturity of the option, the difference between the strike price -- which was set at issue -- and the underlying index closing price, in the event that the closing price is below the strike price. In a call option on an index, the seller will pay the buyer, at the maturity of the option, the difference between the underlying index closing price and the strike price, in the event that the closing price is above the strike price. Generally, a put option has an inverse relationship with its underlying Index, while a call option has a direct relationship. In addition to the inputs discussed above, the Fair Value of Derivatives is also affected by the time remaining until the Segment Maturity Date. More information about the designated options is set forth below:

(1)AT-THE-MONEY STANDARD SEGMENT CALL OPTION: This is an option to buy a position in the relevant Index equal to the Segment Investment on the scheduled Segment Maturity Date, at the price of the Index on the Segment Start Date. At any time during the Segment Duration, the fair value of the Standard Segment At-the-Money Call Option represents the market value of the potential to receive an amount in excess of the Segment Investment on the Segment Maturity Date equal to the percentage growth in the Index between the Segment Start Date and the Segment Maturity Date, multiplied by the Segment Investment.

(2)OUT OF-THE-MONEY CHOICE SEGMENT CALL OPTION: This is an option to buy a position in the relevant Index equal to the Segment Investment on the scheduled Segment Maturity Date, at the price of the Index on the Segment Start Date increased by the applicable Choice cost for that Segment. At any time during the Segment Duration, the fair value of the Out-of-the-Money Choice Segment Call Option represents the market value of the potential to receive an amount in excess of the Segment Investment on the Segment Maturity Date equal to (a) the percentage growth in the Index between the Segment Start Date and the Segment Maturity Date less the Choice cost, multiplied by (b) the Segment Investment.

(3)OUT-OF-THE-MONEY CALL OPTION: This is an option to sell a position in the relevant Index equal to the Segment Investment on the scheduled Segment Maturity Date, at the price of the Index on the Segment Start Date increased by a percentage equal to the Performance Cap Rate. At any time during the Segment Duration, the fair value of the Out-of-the-Money Call Option represents the market value of the potential to receive an amount in excess of the Segment Investment equal to the percentage growth in the Index between the Segment Start Date and the Segment Maturity Date in excess of the Performance Cap Rate, multiplied by the Segment Investment. The value of this option is used to offset the value of the AT-THE-MONEY STANDARD SEGMENT CALL OPTION (for Standard Segments) or the Out of-the-Money Choice Segment Call Option (for Choice Segments), thus recognizing in the Interim Segment Value a ceiling on gains at Segment Maturity imposed by the Performance Cap Rate.

(4)OUT-OF-THE-MONEY PUT OPTION: This is an option to sell a position in the relevant Index equal to the Segment Investment on the scheduled Segment Maturity Date, at the price of the Index on the Segment Start Date decreased by a percentage equal to the Segment Buffer. At any time during the Segment Duration, the fair value of the Out-of-the-Money Put Option represents the market value of the potential to receive an amount equal to the excess of the negative return of the Index between the Segment Start Date and the Segment Maturity Date beyond the Segment Buffer, multiplied by the Segment Investment. The value of this option reduces the Interim Segment Value, as it reflects losses that may be incurred in excess of the Segment Buffer at Segment Maturity.

For Standard Segments, the Fair Value of Derivatives is equal to (1) minus
(3) minus (4), as defined above. For Choice Segments, the Fair Value of Derivatives is equal to (2) minus (3) minus (4), as defined above.

We determine the fair value of each of the three designated options for a Segment using the Black Scholes model for valuing a European option on the Index, assuming a continuous dividend yield or net convenience value, with inputs that are consistent with current market prices. Each option has a notional value on the Segment Start Date equal to the Segment Investment on that date. The notional value is the price of the underlying Index at the inception of the contract. In the event that a number of options, or a fractional number of options was purchased, the notional value would be the number of options multiplied by the price of the Index at inception.

For Securities Indices, we use the following inputs to the Black Scholes model:

(1)Implied Volatility of the Index -- This input varies with (i) how much time remains until the Segment Maturity Date of the Segment, which is determined by using an expiration date for the designated option that corresponds to that time remaining and (ii) the relationship between the strike price of that option and the level of the Index at the time of the calculation.

   This relationship is referred to as the "moneyness" of the option described above, and is calculated as the ratio of current price to the strike price. Direct market data for these inputs for any given early distribution are generally not available, because options on the Index that actually trade in the market have specific maturity dates and moneyness values that are unlikely to correspond precisely to the Segment Maturity Date and moneyness of the designated option that we use for purposes of the calculation.

   Accordingly, we use the following method to estimate the implied volatility of the Index. We use daily quotes of implied volatility from our pricing agent bank using the same Black Scholes model described above and based on the market prices for certain options. Specifically, implied volatility quotes are obtained for options with the closest maturities above and below the actual time remaining in the Segment at the time of the calculation and, for each maturity, for those options having the closest moneyness value above and below the actual moneyness of the designated option, given the level of the Index at the time of the calculation. In calculating the Segment Interim Value, we will derive a volatility input for your Segment's time to maturity and strike price by linearly interpolating between the implied volatility quotes that are based on the actual adjacent maturities and moneyness values described above, as follows:

   (a)We first determine the implied volatility of an option that has the same moneyness as the designated option but with the closest available time to maturity shorter than your Segment's remaining time to maturity. This volatility is derived by linearly interpolating between the implied volatilities of options having the times to maturity that are above and below the moneyness value of the hypothetical option.

   (b)We then determine the implied volatility of an option that has the same moneyness as the designated option but with the closest available time to maturity longer than your Segment's remaining time to maturity. This volatility is derived by linearly interpolating between the implied volatilities of options having the times to maturity that are above and below the moneyness value of the designated option.

   (c)The volatility input for your Segment's time to maturity will then be determined by linearly interpolating between the volatilities derived in steps (a) and (b).

(2)Swap Rate -- We use key derivative swap rates provided by our pricing agent bank, which is a recognized financial reporting vendor. Swap rates are obtained for maturities adjacent to the actual time remaining in the Segment at the time of the early distribution. We use linear interpolation to derive the exact remaining duration rate needed as the input.

(3)Index Dividend Yield -- On a daily basis, we use the projected annual dividend yield across the entire Index provided by our pricing agent bank. This value is a widely used assumption and is readily available from recognized financial reporting vendors.

For Commodities Indices, we use the first two inputs listed above (Implied Volatility of the Index and Swap Rate), but for the third input, instead of using the Index Dividend Yield, we use the Net Convenience Value. This approach is based on standard option pricing methodology, which recognizes that commodities do not pay dividends. Instead, Net Convenience Value represents the market's valuation of the yield of two offsetting factors: (1) the fact that the option does not give the holder the benefit of the ability to use the commodity itself (much like a security option does not give the holder the right to receive dividends); and (2) the fact that the holder is not burdened with the obligation to store the commodity.

(3)Net Convenience Value -- On a daily basis, we calculate the net convenience value for the commodity underlying the Index. The net convenience value for a commodity equals the spot price minus the present value of the futures price (with the present value based on the Swap Rate). We use the spot prices and futures prices provided by our pricing agent bank, which is a recognized financial reporting vendor. The price differences among recognized financial reporting vendors are not meaningful to the calculation of the Segment Interim Value.

Generally, a put option has an inverse relationship with its underlying Index, while a call option has a direct relationship. In addition to the inputs discussed above, the Fair Value of Derivatives is also affected by the time to the Segment Maturity Date.

(A)(3) CAP CALCULATION FACTOR. In setting the Performance Cap Rate, we take into account that we incur expenses in connection with a contract, including insurance and administrative expenses. In particular, if there were no such expenses, the Performance Cap Rate might have been greater. In setting the Performance Rate Cap, we currently estimate annual expenses at approximately 1.80% of the Segment Investment for Series B contracts, approximately 2.20% of the Segment Investment for Series C contracts and approximately 1.25% of the Segment Investment for Series ADV contracts. This calculation includes not only expenses, but an element of profit as well. We may use a lower estimate, which would provide a higher Performance Cap Rate, all other factors being equal. We reserve the right to use a higher estimate in the future, but we would do so only after revising this Appendix to provide notice of the higher estimate. If you withdraw your investment prior to the Segment Maturity Date, we will not incur expenses for the entire duration of the Segment. Therefore, if you withdraw your investment prior to the Segment Maturity Date, we provide a positive adjustment as part of the calculation of Segment Interim Value, which we call the Cap Calculation Factor. The Cap Calculation Factor represents a return of estimated expenses for the portion of the Segment Duration that has not elapsed. For example, if the estimated expenses for a one year Segment are calculated by our pricing agent bank to be $10, then at the end of 146 days (with 219 days remaining in the Segment), the Cap Calculation Factor would be $6, because $10 x 219/365 (60%) = $6. The Cap Calculation Factor is not used at the time we calculate your Segment Maturity Value. Instead, for any Segment held to its Segment Maturity Date, the values are provided by the contractual guarantees based on Index performance as adjusted by the Performance Cap Rate and the Segment Buffer. A Segment is not a variable investment option with an underlying portfolio, and therefore the percentages we use in setting the performance caps do not reflect a daily charge against assets held on your behalf in a separate account.

(B) PRO RATA SHARE OF PERFORMANCE CAP RATE. In setting the Performance Cap Rate, we assume that you are going to hold the Segment for the entire Segment Duration. If you hold a Segment until its Segment Maturity Date, the Segment Return will be calculated subject to the Performance Cap Rate. Prior to the Segment Maturity Date, your Segment Interim Value will be limited by the portion of the Performance Cap Rate corresponding to the portion of the Segment Duration that has elapsed. For example, if the Performance Cap Rate for a one-year Segment is 10%, then at the end of 146 days, the Pro Rata Share of the Performance Cap Rate would be 4%, because 10% x 146/365 = 4%; as a result, the Interim Value at the end of the 146 days could not exceed 104% of the Segment Investment.

EXAMPLES

A. STANDARD SEGMENTS

On the following pages are hypothetical examples of how the Segment Interim Value would be calculated for three different Standard Segments. On the first page, Segments 1, 2 and 3 all have the same Index and Segment Start Date, but have different Segment Durations. The Segments are each shown on the same date, approximately 8 1/2 months after the Segment Start Date. On the second page, Segments 2 and 3 are valued again, but this time on later dates, with approximately 3 1/2 months remaining until their respective Segment Maturity Dates. On the third page, Segments 1, 2 and 3 all have the same Index and Segment Start Date, but have different Segment Durations. The Segments are each shown making a partial withdrawal on the same date, approximately 8 1/2 months after the Segment Start Date.

EXAMPLE #1 OF SEGMENT INTERIM VALUE

----------------------------------------------------------------------------------
 ITEM                              1-YEAR SEGMENT  3-YEAR SEGMENT  5-YEAR SEGMENT
----------------------------------------------------------------------------------
Segment Duration (in months)            12              36              60
Valuation Date (Months since
Segment Start Date)                     8.5             8.5             8.5
Segment Investment                    $1,000          $1,000          $1,000
Segment Buffer                         -10%            -20%            -30%
Performance Cap Rate                    11%             19%             35%
Time to Maturity
  (in months)                           3.5            27.5            51.5
  (in years)                           0.288           2.290           4.290
----------------------------------------------------------------------------------

ASSUMING THE CHANGE IN THE INDEX VALUE IS -40% (FOR EXAMPLE FROM 100.00 TO 60.00)

----------------------------------------------------------------------------------
Fair Value of Hypothetical Fixed
  Instrument                          $999.24         $971.31         $905.58
Fair Value of Hypothetical
  Derivatives                        ($303.20)       ($224.50)       ($150.09)
Cap Calculation Factor                 $5.19          $41.22          $77.23
Sum of Above                          $701.23         $788.03         $832.72
Segment Investment Multiplied by
  prorated Performance Cap Rate      $1,078.27       $1,044.98       $1,049.67
Segment Interim Value                 $701.23         $788.03         $832.72
----------------------------------------------------------------------------------

ASSUMING THE CHANGE IN THE INDEX VALUE IS -10% (FOR EXAMPLE FROM 100.00 TO 90.00)

----------------------------------------------------------------------------------
Fair Value of Hypothetical Fixed
  Instrument                          $999.24         $971.31         $905.58
Fair Value of Hypothetical
  Derivatives                        ($37.47)        ($38.30)         ($3.60)
Cap Calculation Factor                 $5.19          $41.22          $77.23
Sum of Above                          $966.97         $974.22         $979.21
Segment Investment Multiplied by
  prorated Performance Cap Rate      $1,078.27       $1,044.98       $1,049.67
Segment Interim Value                 $966.97         $974.22         $979.21
----------------------------------------------------------------------------------

ASSUMING THE CHANGE IN THE INDEX VALUE IS 0% (FOR EXAMPLE FROM 100.00 TO 100.00)

----------------------------------------------------------------------------------
Fair Value of Hypothetical Fixed
  Instrument                          $999.24         $971.31         $905.58
Fair Value of Hypothetical
  Derivatives                         $18.79           $5.30          $34.30
Cap Calculation Factor                 $5.19          $41.22          $77.23
Sum of Above                         $1,023.22       $1,017.83       $1,017.11
Segment Investment Multiplied by
  prorated Performance Cap Rate      $1,078.27       $1,044.98       $1,049.67
Segment Interim Value                $1,023.22       $1,017.83       $1,017.11
----------------------------------------------------------------------------------

ASSUMING THE CHANGE IN THE INDEX VALUE IS +10% (FOR EXAMPLE FROM 100.00 TO
110.00)

------------------------------------------------------------------------------
 ITEM                             1-YEAR SEGMENT 3-YEAR SEGMENT 5-YEAR SEGMENT
------------------------------------------------------------------------------
Fair Value of Hypothetical Fixed
  Instrument                         $999.24        $971.31        $905.58
Fair Value of Hypothetical
  Derivatives                        $61.19         $41.44         $67.83
Cap Calculation Factor                $5.19         $41.22         $77.23
Sum of Above                        $1,065.63      $1,053.96      $1,050.63
Segment Investment Multiplied by
  prorated Performance Cap Rate     $1,078.27      $1,044.98      $1,049.67
Segment Interim Value               $1,065.63      $1,044.98      $1,049.67

ASSUMING THE CHANGE IN THE INDEX VALUE IS +40% (FOR EXAMPLE FROM 100.00 TO
140.00)

------------------------------------------------------------------------------
 ITEM                             1-YEAR SEGMENT 3-YEAR SEGMENT 5-YEAR SEGMENT
------------------------------------------------------------------------------
Fair Value of Hypothetical Fixed
  Instrument                         $999.24        $971.31        $905.58
Fair Value of Hypothetical
  Derivatives                        $107.43        $114.66        $146.75
Cap Calculation Factor                $5.19         $41.22         $77.23
Sum of Above                        $1,111.87      $1,127.19      $1,129.56
Segment Investment Multiplied by
  prorated Performance Cap Rate     $1,078.27      $1,044.98      $1,049.67
Segment Interim Value               $1,078.27      $1,044.98      $1,049.67

The input values to the Black Scholes model that have been utilized to generate the hypothetical examples above are as follows:

(1)Implied volatility of 23.4%, 23.6% and 26.1% is assumed for 1-year, 3-year and 5-year segments, respectively.
(2)Swap rate corresponding to remainder of segment term is 0.26% (1-year), 1.27% (3-year) and 2.31% (5-year) annually.
(3)Index dividend yield - 1.95% annually.
(4)Bid-Ask Spread is 10bps (1-year), 15bps (3-year) and 30bps (5-year).

EXAMPLE #2 OF SEGMENT INTERIM VALUE

----------------------------------------------------------------------------------
 ITEM                                           3-YEAR SEGMENT    5-YEAR SEGMENT
----------------------------------------------------------------------------------
Segment Duration (in months)                         36                60
Valuation Date (Months since Segment Start
  Date)                                             32.5              56.5
Segment Investment                                 $1,000            $1,000
Segment Buffer                                      -20%              -30%
Performance Cap Rate                                 19%               35%
Time to Maturity
  (in months)                                        3.5               3.5
  (in years)                                        0.288             0.288
----------------------------------------------------------------------------------

ASSUMING THE CHANGE IN THE INDEX VALUE IS -40% (FOR EXAMPLE FROM 100.00 TO 60.00)

----------------------------------------------------------------------------------
Fair Value of Hypothetical Fixed Instrument        $999.25           $999.25
Fair Value of Hypothetical Derivatives            ($203.82)         ($110.12)
Cap Calculation Factor                              $5.18             $5.18
Sum of Above                                       $800.61           $894.31
Segment Investment Multiplied by prorated
  Performance Cap Rate                            $1,171.76         $1,329.86
Segment Interim Value                              $800.61           $894.31
----------------------------------------------------------------------------------

ASSUMING THE CHANGE IN THE INDEX VALUE IS -10% (FOR EXAMPLE FROM 100.00 TO
90.00)

-----------------------------------------------------------------------------------
 ITEM                                           3-YEAR SEGMENT    5-YEAR SEGMENT
-----------------------------------------------------------------------------------
Fair Value of Hypothetical Fixed Instrument        $999.25           $999.25
Fair Value of Hypothetical Derivatives              $0.46            $12.96
Cap Calculation Factor                              $5.18             $5.18
Sum of Above                                      $1,004.89         $1,017.38
Segment Investment Multiplied by prorated
  Performance Cap Rate                            $1,171.76         $1,329.86
Segment Interim Value                             $1,004.89         $1,017.38
-----------------------------------------------------------------------------------

ASSUMING THE CHANGE IN THE INDEX VALUE IS +10% (FOR EXAMPLE FROM 100.00 TO 110.00)

-----------------------------------------------------------------------------------
Fair Value of Hypothetical Fixed Instrument        $999.25           $999.25
Fair Value of Hypothetical Derivatives             $89.97            $110.95
Cap Calculation Factor                              $5.18             $5.18
Sum of Above                                      $1,094.40         $1,115.37
Segment Investment Multiplied by prorated
  Performance Cap Rate                            $1,171.76         $1,329.86
Segment Interim Value                             $1,094.40         $1,115.37
-----------------------------------------------------------------------------------

ASSUMING THE CHANGE IN THE INDEX VALUE IS +40% (FOR EXAMPLE FROM 100.00 TO 140.00)

-----------------------------------------------------------------------------------
Fair Value of Hypothetical Fixed Instrument          $999.25         $999.25
Fair Value of Hypothetical Derivatives               $181.03         $291.85
Cap Calculation Factor                                $5.18           $5.18
Sum of Above                                        $1,185.46       $1,296.27
Segment Investment Multiplied by prorated
  Performance Cap Rate                              $1,171.76       $1,329.86
Segment Interim Value                               $1,171.76       $1,296.27
-----------------------------------------------------------------------------------

EXAMPLE OF THE EFFECT OF A PARTIAL WITHDRAWAL ON THE SEGMENT INTERIM VALUE

-----------------------------------------------------------------------------------
 ITEM                            1-YEAR SEGMENT   3-YEAR SEGMENT   5-YEAR SEGMENT
-----------------------------------------------------------------------------------
Segment Duration (in months)          12               36               60
Valuation Date (Months since
  Segment Start Date)                 8.5              8.5              8.5
Segment Investment                  $1,000           $1,000           $1,000
Segment Buffer                       -10%             -20%             -30%
Performance Cap Rate                  11%              19%              35%
Time to Maturity
  (in month)                          3.5             27.5             51.5
  (in year)                          0.288            2.290            4.290
AMOUNT WITHDRAWN                     $100             $100             $100
-----------------------------------------------------------------------------------

ASSUMING THE CHANGE IN THE INDEX VALUE IS -40% (FOR EXAMPLE FROM 100.00 TO 60.00)

-----------------------------------------------------------------------------------
Segment Interim Value               $701.23          $788.03          $832.72
Percent Withdrawn                   14.26%           12.69%           12.01%
New Segment Investment              $857.39          $873.10          $879.91
New Segment Interim Value           $601.23          $688.03          $732.72
-----------------------------------------------------------------------------------

ASSUMING THE CHANGE IN THE INDEX VALUE IS -10% (FOR EXAMPLE FROM 100.00 TO 90.00)

-----------------------------------------------------------------------------------
Segment Interim Value               $966.97          $974.22          $979.21
Percent Withdrawn                   10.34%           10.26%           10.21%
New Segment Investment              $896.58          $897.35          $897.88
New Segment Interim Value           $866.97          $874.22          $879.21
-----------------------------------------------------------------------------------

ASSUMING THE CHANGE IN THE INDEX VALUE IS +10% (FOR EXAMPLE FROM 100.00 TO
110.00)

------------------------------------------------------------------------------------
 ITEM                          1-YEAR SEGMENT    3-YEAR SEGMENT    5-YEAR SEGMENT
------------------------------------------------------------------------------------
Segment Interim Value            $1,065.63         $1,044.98         $1,049.67
Percent Withdrawn                  9.38%             9.57%             9.53%
New Segment Investment            $906.16           $904.30           $904.73
New Segment Interim Value         $965.63           $944.98           $949.67
------------------------------------------------------------------------------------

ASSUMING THE CHANGE IN THE INDEX VALUE IS +40% (FOR EXAMPLE FROM 100.00 TO 140.00)

------------------------------------------------------------------------------------
Segment Interim Value            $1,078.27         $1,044.98         $1,049.67
Percent Withdrawn                  9.27%             9.57%             9.53%
New Segment Investment            $907.26           $904.30           $904.73
New Segment Interim Value         $978.27           $944.98           $949.67
------------------------------------------------------------------------------------

Definitions:

(1)Amount withdrawn is net of applicable withdrawal charge
Percent Withdrawn is equal to Amount Withdrawn divided by Segment Interim Value New Segment Investment is equal to the original Segment Investment ($1,000) multiplied by [1 - Percent Withdrawn]
New Segment Interim Value is equal to the calculated Segment Interim Value based on the new Segment Investment. It will also be equal to the Segment Interim Value multiplied by [1 - Percent Withdrawn]

B. CHOICE SEGMENTS

On the following pages are hypothetical examples of how the Segment Interim Value would be calculated for two different Choice Segments. On the first page, Segments 1 and 2 have the same Index and Segment Start Date, but have different Segment Durations. The Segments are each shown on the same date, approximately 8/1//\\2\\ months after the Segment Start Date. On the second page, Segments 1 and 2 are valued again, but this time on later dates, with approximately 3/1//\\2\\ months remaining until their respective Segment Maturity Dates. On the third page, Segments 1 and 2 have the same Index and Segment Start Date, but have different Segment Durations. The Segments are each shown making a partial withdrawal on the same date, approximately 8/1//\\2\\ months after the Segment Start Date.

EXAMPLE #1 OF SEGMENT INTERIM VALUE

-----------------------------------------------------------------------------------------------------------------------------
 ITEM                                                 3-YEAR SEGMENT                            5-YEAR SEGMENT
-----------------------------------------------------------------------------------------------------------------------------
Segment Duration (in months)                                36                                        60
Valuation Date (Months since Segment
Start   Date)                                               8.5                                       8.5
Segment Investment                                        $1,000                                    $1,000
Segment Buffer                                             -10%                                      -25%
Performance Cap Rate                                        50%                                       55%
Time to Maturity
  (in months)                                              27.5                                      51.5
  (in years)                                               2.290                                     4.290
-----------------------------------------------------------------------------------------------------------------------------

ASSUMING THE CHANGE IN THE INDEX VALUE IS -40% (FOR EXAMPLE FROM 100.00 TO 60.00)

-----------------------------------------------------------------------------------------------------------------------------
Fair Value of Hypothetical Fixed
Instrument                                                $971.31                                   $905.58
Fair Value of Hypothetical Derivatives                   ($309.36)                                 ($182.15)
Cap Calculation Factor                                    $41.22                                    $77.23
Sum of Above                                              $703.17                                   $800.65
Segment Investment Multiplied by
  prorated Performance Cap Rate                          $1,119.24                                 $1,077.97
Segment Interim Value                                     $703.17                                   $800.65
-----------------------------------------------------------------------------------------------------------------------------

ASSUMING THE CHANGE IN THE INDEX VALUE IS -10% (FOR EXAMPLE FROM 100.00 TO
90.00)

------------------------------------------------------------------------------------------------------
Fair Value of Hypothetical
Fixed Instrument                          $971.31                             $905.58
Fair Value of Hypothetical
Derivatives                              ($69.24)                            ($13.88)
Cap Calculation Factor                    $41.22                              $77.23
Sum of Above                              $943.29                             $968.92
Segment Investment Multiplied
by prorated Performance Cap
Rate                                     $1,119.24                           $1,077.97
Segment Interim Value                     $943.29                             $968.92
------------------------------------------------------------------------------------------------------

ASSUMING THE CHANGE IN THE INDEX VALUE IS 0% (FOR EXAMPLE FROM 100.00 TO 100.00)

------------------------------------------------------------------------------------------------------
ITEM                                  3-YEAR SEGMENT                      5-YEAR SEGMENT
------------------------------------------------------------------------------------------------------
Fair Value of Hypothetical
Fixed
  Instrument                              $971.31                             $905.58
Fair Value of Hypothetical
  Derivatives                              $0.20                              $32.46
Cap Calculation Factor                    $41.22                              $77.23
Sum of Above                             $1,012.72                           $1,015.26
Segment Investment Multiplied
by
  prorated Performance Cap
Rate                                     $1,119.24                           $1,077.97
Segment Interim Value                    $1,012.72                           $1,015.26
------------------------------------------------------------------------------------------------------

ASSUMING THE CHANGE IN THE INDEX VALUE IS +10% (FOR EXAMPLE FROM 100.00 TO
110.00)

------------------------------------------------------------------------------------------------------
ITEM                                  3-YEAR SEGMENT                      5-YEAR SEGMENT
------------------------------------------------------------------------------------------------------
Fair Value of Hypothetical
Fixed
  Instrument                              $971.31                             $905.58
Fair Value of Hypothetical
  Derivatives                             $64.13                              $74.67
Cap Calculation Factor                    $41.22                              $77.23
Sum of Above                             $1,076.65                           $1,057.47
Segment Investment Multiplied
by
  prorated Performance Cap
Rate                                     $1,119.24                           $1,077.97
Segment Interim Value                    $1,076.65                           $1,057.47
------------------------------------------------------------------------------------------------------

ASSUMING THE CHANGE IN THE INDEX VALUE IS +40% (FOR EXAMPLE FROM 100.00 TO
140.00)

------------------------------------------------------------------------------------------------------
ITEM                                  3-YEAR SEGMENT                      5-YEAR SEGMENT
------------------------------------------------------------------------------------------------------
Fair Value of Hypothetical
Fixed
  Instrument                              $971.31                             $905.58
Fair Value of Hypothetical
  Derivatives                             $220.62                             $179.41
Cap Calculation Factor                    $41.22                              $77.23
Sum of Above                             $1,233.14                           $1,162.22
Segment Investment Multiplied
by
  prorated Performance Cap
Rate                                     $1,119.24                           $1,077.97
Segment Interim Value                    $1,119.24                           $1,077.97
------------------------------------------------------------------------------------------------------

The input values to the Black Scholes model that have been utilized to generate the hypothetical examples above are as follows:

(1)Implied volatility of 23.6% and 26.1% is assumed for 3-year and 5-year segments, respectively.
(2)Swap rate corresponding to remainder of segment term is 1.27% (3-year) and 2.31% (5-year) annually.
(3)Index dividend yield - 1.95% annually.
(4)Bid-Ask Spread is 15bps (3-year) and 30bps (5-year).

EXAMPLE #2 OF SEGMENT INTERIM VALUE

------------------------------------------------------------------------------------------------------
ITEM                                  3-YEAR SEGMENT                      5-YEAR SEGMENT
------------------------------------------------------------------------------------------------------
Segment Duration (in months)                36                                  60
Valuation Date (Months since
Segment Start
  Date)                                    32.5                                56.5
Segment Investment                        $1,000                              $1,000
Segment Buffer                             -10%                                -25%
Performance Cap Rate                        50%                                 55%
Time to Maturity
  (in months)                               3.5                                 3.5
(in years)                                 0.288                               0.288
------------------------------------------------------------------------------------------------------

ASSUMING THE CHANGE IN THE INDEX VALUE IS -40% (FOR EXAMPLE FROM 100.00 TO
60.00)

------------------------------------------------------------------------------------------------------
Fair Value of Hypothetical
Fixed Instrument                          $999.25                             $999.25
Fair Value of Hypothetical
Derivatives                              ($303.45)                           ($156.33)
Cap Calculation Factor                     $5.18                               $5.18
Sum of Above                              $700.98                             $848.09
Segment Investment Multiplied
by prorated
Performance Cap Rate                     $1,455.32                           $1,517.79
Segment Interim Value                     $700.98                             $848.09
------------------------------------------------------------------------------------------------------

ASSUMING THE CHANGE IN THE INDEX VALUE IS -10% (FOR EXAMPLE FROM 100.00 TO
90.00)

---------------------------------------------------------------------------------------------------------
ITEM                                   3-YEAR SEGMENT                       5-YEAR SEGMENT
---------------------------------------------------------------------------------------------------------
Fair Value of Hypothetical
Fixed Instrument                           $999.25                              $999.25
Fair Value of Hypothetical
Derivatives                               ($39.97)                               $1.58
Cap Calculation Factor                      $5.18                                $5.18
Sum of Above                               $964.46                             $1,006.00
Segment Investment Multiplied
by prorated
Performance Cap Rate                      $1,455.32                            $1,517.79
Segment Interim Value                      $964.46                             $1,006.00
---------------------------------------------------------------------------------------------------------

ASSUMING THE CHANGE IN THE INDEX VALUE IS +10% (FOR EXAMPLE FROM 100.00 TO 110.00)

---------------------------------------------------------------------------------------------------------
Fair Value of Hypothetical
Fixed Instrument                           $999.25                              $999.25
Fair Value of Hypothetical
Derivatives                                $87.56                               $82.76
Cap Calculation Factor                      $5.18                                $5.18
Sum of Above                              $1,091.99                            $1,087.18
Segment Investment Multiplied
by prorated
Performance Cap Rate                      $1,455.32                            $1,517.79
Segment Interim Value                     $1,091.99                            $1,087.18
---------------------------------------------------------------------------------------------------------

ASSUMING THE CHANGE IN THE INDEX VALUE IS +40% (FOR EXAMPLE FROM 100.00 TO 140.00)

---------------------------------------------------------------------------------------------------------
Fair Value of Hypothetical
Fixed Instrument                           $999.25                              $999.25
Fair Value of Hypothetical
Derivatives                                $331.93                              $316.26
Cap Calculation Factor                      $5.18                                $5.18
Sum of Above                              $1,336.36                            $1,320.69
Segment Investment Multiplied
by prorated
Performance Cap Rate                      $1,455.32                            $1,517.79
Segment Interim Value                     $1,336.36                            $1,320.69
---------------------------------------------------------------------------------------------------------

EXAMPLE OF THE EFFECT OF A PARTIAL WITHDRAWAL ON THE SEGMENT INTERIM VALUE

-----------------------------------------------------------------------------------------------------------------------------
ITEM                                                  3-YEAR SEGMENT                            5-YEAR SEGMENT
-----------------------------------------------------------------------------------------------------------------------------
Segment Duration (in months)                                36                                        60
Valuation Date (Months since
  Segment Start Date)                                       8.5                                       8.5
Segment Investment                                        $1,000                                    $1,000
Segment Buffer                                             -10%                                      -25%
Performance Cap Rate                                        50%                                       55%
Time to Maturity
  (in month)                                               27.5                                      51.5
  (in year)                                                2.290                                     4.290
AMOUNT WITHDRAWN                                           $100                                      $100
-----------------------------------------------------------------------------------------------------------------------------

ASSUMING THE CHANGE IN THE INDEX VALUE IS -40% (FOR EXAMPLE FROM 100.00 TO 60.00)

-----------------------------------------------------------------------------------------------------------------------------
Segment Interim Value                                     $703.17                                   $800.65
Percent Withdrawn                                         14.22%                                    12.49%
New Segment Investment                                    $857.79                                   $875.10
New Segment Interim Value                                 $603.17                                   $700.65
-----------------------------------------------------------------------------------------------------------------------------

ASSUMING THE CHANGE IN THE INDEX VALUE IS -10% (FOR EXAMPLE FROM 100.00 TO 90.00)

-----------------------------------------------------------------------------------------------------------------------------
Segment Interim Value                                     $943.29                                   $968.92
Percent Withdrawn                                         10.60%                                    10.32%
New Segment Investment                                    $893.99                                   $896.79
New Segment Interim Value                                 $843.29                                   $868.92
-----------------------------------------------------------------------------------------------------------------------------

ASSUMING THE CHANGE IN THE INDEX VALUE IS +10% (FOR EXAMPLE FROM 100.00 TO 110.00)

-----------------------------------------------------------------------------------------------------------------------------
ITEM                                                  3-YEAR SEGMENT                            5-YEAR SEGMENT
-----------------------------------------------------------------------------------------------------------------------------
Segment Interim Value                                    $1,076.65                                 $1,057.47
Percent Withdrawn                                          9.29%                                     9.46%
New Segment Investment                                    $907.12                                   $905.43
New Segment Interim Value                                 $976.65                                   $957.47
-----------------------------------------------------------------------------------------------------------------------------

ASSUMING THE CHANGE IN THE INDEX VALUE IS +40% (FOR EXAMPLE FROM 100.00 TO 140.00)

-----------------------------------------------------------------------------------------------------------------------------
Segment Interim Value                                    $1,119.24                                 $1,077.97
Percent Withdrawn                                          8.93%                                     9.28%
New Segment Investment                                    $910.65                                   $907.23
New Segment Interim Value                                $1,019.24                                  $977.97
-----------------------------------------------------------------------------------------------------------------------------

Definitions:

(1)Amount withdrawn is net of applicable withdrawal charge
Percent Withdrawn is equal to Amount Withdrawn divided by Segment Interim Value New Segment Investment is equal to the original Segment Investment ($1,000) multiplied by [1 - Percent Withdrawn]
New Segment Interim Value is equal to the calculated Segment Interim Value based on the new Segment Investment. It will also be equal to the Segment Interim Value multiplied by [1 - Percent Withdrawn]


13.THE FOLLOWING DISCLAIMER IS ADDED TO THE "INDEX PUBLISHERS" APPENDIX TO THE
   PROSPECTUS:


State Street Global Advisers requires that the following disclaimer be included in the Prospectus:

This Structured Capital Strategies(R) variable annuity is not sponsored, endorsed, authorized, sold or promoted by the Select Sector Trust or SSgA FM. Neither the Select Sector Trust nor SSgA FM makes any representations or warranties to purchasers of a Structured Capital Strategies(R) variable annuity contract or any member of the public regarding the advisability of purchasing a Structured Capital Strategies(R) variable annuity contract. Neither the Select Sector Trust nor SSgA FM has any obligation or liability in connection with the operation, marketing, trading or sale of Structured Capital Strategies(R) variable annuities.

Each Select Sector Index is based on equity securities of public companies that are components of the S&P 500, selected on the basis of general industrial classification, and included as constituent securities of a particular Select Sector Index by the Index Compilation Agent in consultation with S&P, a division of The McGraw-Hill Companies, Inc. S&P acts as "Index Calculation Agent" (sometimes also referred to as the "Index Provider") in connection with the calculation and dissemination of each Select Sector Index.

Select Sector SPDRs are not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the Select Sector SPDRs or any member of the public regarding the advisability of investing in securities generally or in the Select Sector SPDRs particularly or the ability of a Select Sector SPDR Fund to track the performance of the various sectors represented in the stock market. The stocks included in each Select Sector Index were selected by the Index Compilation Agent in consultation with S&P from a universe of companies represented by the S&P 500. The composition and weighting of stocks included in each Select Sector Index can be expected to differ from the composition and weighting of stocks included in the corresponding S&P 500 sector index that is published and disseminated by S&P. S&P's only relationship to the Index Compilation Agent is the licensing of certain trademarks and trade names of S&P and of the S&P 500 which is determined, composed and calculated by S&P without regard to the Index Compilation Agent or any Select Sector SPDR Fund. S&P has no obligation to take the needs of the Index Compilation Agent, the Trust or the owners of Select Sector SPDRs into consideration in determining, composing or calculating the S&P 500. S&P is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Select Sector SPDRs. S&P has no obligation or liability in connection with the administration, marketing or trading of the Select Sector SPDRs.

S&P does not guarantee the accuracy and/or completeness of the S&P 500, the Select Sector Indexes or any data included therein.

S&P makes no warranty, express or implied, as to results to be obtained by the Index Compilation Agent, the Trust, owners of the product, or any other person or entity from the use of the S&P 500, the Select Sector Indexes or any data included therein in connection with the rights licensed under the license agreement or for any other use. S&P makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the S&P 500, the Select Sector Indexes or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

The shares are not sponsored or promoted by either the Index Calculation Agent or the Index Compilation Agent.

Neither the Index Calculation Agent nor the Index Compilation Agent makes any representation or warranty, express or implied, to the owners of the shares of any Select Sector SPDR Fund or any member of the public regarding the ability of the indexes identified herein to track stock market performance. The Select Sector Indexes identified herein are determined, composed and calculated without regard to the shares of any Select Sector SPDR Fund or the issuer thereof. The Index Calculation Agent and the Index Compilation Agent are not responsible for, nor have they participated in, the determination of the timing of, prices of, or quantities of the shares of any Select Sector SPDR Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Index Calculation Agent and the Index Compilation Agent have no obligation or liability to owners of the shares of any Select Sector SPDR Fund in connection with the administration, marketing or trading of the shares of any Select Sector SPDR Fund.

Although BofA Merrill Lynch -- as the Index Compilation Agent -- shall obtain and provide information to S&P -- as the Index Calculation Agent -- from sources which it considers reliable, the Index Compilation Agent and the Index Calculation Agent do not guarantee the accuracy and/or the completeness of any Select Sector Index or any data included therein. The Index Compilation Agent and the Index Calculation Agent make no warranty, express or implied, as to results to be obtained by the Trust as licensee, licensee's customers and counterparties, owners of the shares, or any other person or entity from the use of the Select Sector Indexes or any data included therein in connection with the rights licensed as described herein or for any other use. The Index Compilation Agent and the Index Calculation Agent make no express or implied warranties, and each hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Select Sector Indexes or any data included therein. Without limiting any of the foregoing, in no event shall the Index Compilation Agent and the Index Calculation Agent have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.


Structured Capital Strategies(R) is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable). Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC.
               1290 Avenue of the Americas, New York, NY 10104.

   Copyright 2014 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                1290 Avenue of the Americas, New York, NY 10104
                                (212) 554-1234

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (a) The following Financial Statements are included in Part B of the Registration Statement:

              The financial statements of AXA Equitable Life Insurance Company and Separate Account No. 49 are included in the Statement of Additional Information.

         (b)  Exhibits.

              The following exhibits correspond to those required by paragraph
         (b) of item 24 as to exhibits in Form N-4:

         1. Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration Statement No. 333-05593 on June 10, 1996.

         2.   Not applicable.

         3.
              (a) Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

              (a)(i) First Amendment dated as of January 1, 2001 to the
                     Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

              (a)(ii)Second Amendment dated as of January 1, 2012 to the
                     Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors LLC incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

              (b) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement (File
                     No. 333-05593) on April 19, 2001.

              (c) Transition Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000, previously filed with this Registration Statement, (File
                     No. 333-05593), on April 19, 2001.

              (d) General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with Registration Statement (File
                     No. 2-30070) on April 19, 2004, and incorporated herein by reference.

              (d)(i) First Amendment dated as of January 1, 2003 to General
                     Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

              (d)(ii)Second Amendment dated as of January 1, 2004 to General
                     Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

             (d)(iii)Third Amendment dated as of July 19, 2004 to General Agent
                     Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries Incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

              (d)(iv)Fourth Amendment dated as of November 1, 2004 to General
                     Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

              (d)(v) Fifth Amendment dated as of November 1, 2006, to General
                     Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

              (d)(vi)Sixth Amendment dated as of February 15, 2008, to General
                     Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

             (d)(vii)Seventh Amendment dated as of February 15, 2008, to
                     General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                     Exhibit 3(r), filed on April 20, 2009.

            (d)(viii)Eighth Amendment dated as of November 1, 2008, to General
                     Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

              (d)(ix)Ninth Amendment dated as of November 1, 2011 to General
                     Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

              (e) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, previously filed with this Registration Statement, File No. 333-05593, on April 20, 2005.

              (f) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, previously filed with this Registration Statement, File No. 333-05593, on April 20, 2005.

         4.   (a)    Form of Endorsement Applicable to Traditional IRA (Form
                     No. 2010IRA-I-PCS) previously filed with this Registration
                     Statement No. 333-165395 on September 20, 2010.

              (b) Form of Endorsement Applicable to Non-Qualified Contracts (Form No. 2010NQ-I-PCS) previously filed with this Registration Statement No. 333-165395 on September 20, 2010.

              (c) Form of Endorsement Applicable to Roth IRA Contracts (Form No. 2010ROTH-I-PCS) previously filed with this Registration Statement No. 333-165395 on September 20, 2010.

              (d) Form of Flexible Premium Deferred Variable and Index Linked Annuity Contract (Form No. 2010PCSBASE-I-A) previously filed with this Registration Statement No. 333-165395 on September 20, 2010.

              (e)    Form of Data Page (Part A - Personal Data) (Form
                     No. 2010PCSDP) previously filed with this Registration Statement No. 333-165395 on September 20, 2010, and was refiled with this Registration Statement No. 333-165395 on August 30, 2012.

              (f) Form of Data Page (Part C - Charges) (Form No. 2010PCSDP-ADV) previously filed with this Registration Statement No. 333-165395 on September 20, 2010.

              (g)(i) Form of Data Page (Part C - Charges) (Form
                     No. 2010PCSDP-B) previously filed with this Registration Statement No. 333-165395 on September 20, 2010, and was refiled with this Registration Statement No. 333-165395 on August 30, 2012.

              (g)(ii)Form of Data Page (Part C - Charges) (Form No.
                     2012PCSDP-C), filed with this Registration Statement No. 333-165395 on August 30, 2012.

              (h) Form of Endorsement Applicable to The Protected Investment Option (Form No. 2014ECAPENDO-I) previously filed with this Registration Statement No. 333-165395 on May 13, 2014.

         5.   (a)    Form of Enrollment Form/Application 2010 PCS App 01 (AXA
                     Advisors) previously filed with this Registration
                     Statement No. 333-165395 on September 20, 2010, and was refiled with this Registration Statement No. 333-165395 on August 30, 2012.

              (b) Form of Enrollment Form/Application 2010 PCS App 02 (AXA Distributors) previously filed with this Registration Statement No. 333-165395 on September 20, 2010.

              (c) Form of Enrollment Form/Application 2010 PCSI App 01 (AXA Advisors) previously filed with this Registration Statement No. 333-165395 on September 20, 2010.

              (d) Form of Enrollment Form/Application 2010 PCSI App 02 (AXA Distributors) previously filed with this Registration Statement No. 333-165395 on September 20, 2010, and was refiled with this Registration Statement No. 333-165395 on August 30, 2012.

              (e) Form of Enrollment Form/Application 2014 SCS App 01 ADV (AXA Advisors) previously filed with this Registration Statement No. 333-165395 on May 13, 2014.

              (f) Form of Enrollment Form/Application 2014 SCS App 01 B (AXA Advisors) previously filed with this Registration Statement No. 333-165395 on May 13, 2014.

              (g) Form of Enrollment Form/Application 2014 SCS App 01 C (AXA Advisors) previously filed with this Registration Statement No. 333-165395 on May 13, 2014.

              (h) Form of Enrollment Form/Application 2014 SCS App 02 ADV (AXA Distributors, LLC) previously filed with this Registration Statement No. 333-165395 on May 13, 2014.

              (i) Form of Enrollment Form/Application 2014 SCS App 02 B (AXA Distributors, LLC) previously filed with this Registration Statement No. 333-165395 on May 13, 2014.

              (j) Form of Enrollment Form/Application 2014 SCS App 02 C (AXA Distributors, LLC) previously filed with this Registration Statement No. 333-165395 on May 13, 2014.

         6.   (a)    Restated Charter of AXA Equitable, as amended August 31,
                     2010, incorporated herein by reference to Registration
                     Statement on Form N-4, (File No. 333-05593), filed on
                     April 24, 2012.

              (b) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

         7.   Not applicable.

         8.   (a)    Amended and Restated Participation Agreement among EQ
                     Advisors Trust, AXA Equitable Life Insurance Company ("AXA
                     Equitable"), AXA Distributors and AXA Advisors dated July
                     15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's Trust
                     Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7, 2003.

              (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

              (a)(ii)Amendment No. 2, dated July 9, 2004, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

             (a)(iii)Amendment No. 3, dated October 1, 2004, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

              (a)(iv)Amendment No. 4, dated May 1, 2005, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

              (a)(v) Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

              (a)(vi)Amendment No. 6, dated August 1, 2006, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

             (a)(vii)Amendment No. 7, dated May 1, 2007, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

            (a)(viii)Amendment No. 8, dated January 1, 2008, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

              (a)(ix)Amendment No. 9, dated May 1, 2008, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

              (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

              (a)(xi)Amendment No. 11, dated May 1, 2009, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

             (a)(xii)Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

            (a)(xiii)Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

             (a)(xiv)Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

              (a)(xv)Amendment No. 15, dated June 7, 2011 , to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

         9. Opinion and Consent of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, filed herewith.

         10.  (a)    Consent of PricewaterhouseCoopers LLP, filed herewith.

              (b)    Powers of Attorney, filed herewith.

         11.  Not applicable.
         12.  Not applicable.
         13.  Not applicable.

Item 25.Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH
BUSINESS ADDRESS               AXA EQUITABLE
------------------             --------------------------
DIRECTORS

Henri de Castries              Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                  Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh           Director
1670 Stephens Drive
Wayne, PA 19087

Danny L. Hale                  Director
900 20th Avenue South
Nashville, TN 37212

Peter S. Kraus                 Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Ramon de Oliveira              Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Bertram Scott                  Director
Affinity Health Plans
2500 Halsey Street, #2
Bronx, NY 10461

Lorie A. Slutsky               Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Richard C. Vaughan             Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                  Chairman of the Board,
                               Chief Executive Officer, Director and President

OTHER OFFICERS

*Dave S. Hattem                Senior Executive Director and General Counsel

Heinz-Juergen Schwering        Senior Executive Director and Chief Risk Officer

*Anders B. Malmstrom           Senior Executive Director and Chief Financial
                               Officer

*Salvatore Piazzolla           Senior Executive Director and Chief Human
                               Resources Officer

*Joshua E. Braverman           Senior Executive Director and Treasurer

*Anthony F. Recine             Managing Director, Chief Compliance Officer and
                               Deputy General Counsel

*Sharon A. Ritchey             Senior Executive Director and Chief Operating
                               Officer

*Michael B. Healy              Executive Director and Chief Information Officer

*Andrea M. Nitzan              Executive Director and Chief Accounting Officer

*Nicholas B. Lane              Senior Executive Director and Head of U.S. Life
                               and Retirement

*Robert O. Wright, Jr.         Senior Executive Director and Head of
                               Wealth Management

*Kevin Molloy                  Senior Executive Director

*Kevin E. Murray               Executive Director

Keith Floman                   Managing Director and Chief Actuary

*David Kam                     Managing Director and Actuary

*Michel Perrin                 Managing Director and Actuary

*Karen Field Hazin             Lead Director, Secretary and Associate General
                               Counsel

*Naomi J. Weinstein            Lead Director

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

   Separate Account No. 49 of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").

   AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

   Set forth below are the subsidiary charts for the Holding Company and AXA:

(a) The 2013 AXA Group Organizational Charts incorporated herein by reference to Exhibit 26 to Registration Statement (File No. 2-30070) on Form N-4 filed April 22, 2014.

(b) The AXA Financial, Inc. - Subsidiary Organization Chart: Q4-2013 is incorporated herein by reference to Exhibit 26(b) to Registration Statement (File No. 2-30070) on Form N-4 filed April 22, 2014.

Item 27. Number of Contractowners

         As of May 31, 2014, there were 21,733 Qualified Contract owners and/or 19,342 Non-Qualified Contract owners of the contracts offered by the registrant under this Registration Statement.

Item 28. Indemnification

         (a)    Indemnification of Directors and Officers

     The by-laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

     7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

            (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

            (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

            (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                   (b) To the extent permitted by the law of the State of New York, the Company, or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss.1216)

     The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, St. Paul Travelers, Zurich Insurance Company, AXIS Insurance Company and Chubb Insurance Company. The annual limit on such policies is $105 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

     (b)    Indemnification of Principal Underwriters

     To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC and AXA Advisors, LLC.

     (c)    Undertaking

     Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49, 70 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY America Variable Account A, MONY America Variable Account K and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301, A and I. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC is 1290 Avenue of the Americas, NY, NY 10104.

(b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS LLC)
------------------                 --------------------------------------

*Robert O. Wright, Jr.             Director, Chairman of the Board and Chief
                                   Executive Officer

*Kevin Molloy                      Director and Vice Chairman of the Board

*Frank Massa                       Director, President and Chief Operating
                                   Officer

*Nicholas B. Lane                  Director and Chief Retirement Savings
                                   Officer

*Vincent Parascandola              Senior Vice President, Divisional President
                                   and Chief Sales Officer

*Christine Nigro                   Senior Vice President and Divisional
                                   President

*Lawrence Adkins, Jr.              Senior Vice President and Divisional
                                   President

*Susan LaVallee                    Senior Vice President

*George Papazicos                  Senior Vice President

*Maurya Keating                    Vice President, Chief Broker Dealer Counsel
                                   and Investment Advisor Chief Compliance
                                   Officer

*Mary Jean Bonadonna               Vice President and Broker-Dealer Compliance
                                   Officer

*John C. Taroni                    Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Page Pennell                      Vice President

*Philip Pescatore                  Chief Risk Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Manish Agarwal                    Director

*Anders B. Malmstrom               Director

*Sharon A. Ritchey                 Director

*Francesca Divone                  Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 --------------------------------------------

*Nicholas B. Lane                  Director, Chairman of the Board, President,
                                   Chief Executive Officer and Chief Retirement
                                   Savings Officer

*Michael P. McCarthy               Director, Senior Vice President, National
                                   Sales Manager

*Todd Solash                       Director and Senior Vice President

*Manish Agarwal                    Senior Vice President

Ori Ben-Yishai                     Senior Vice President

*Harvey T. Fladeland               Senior Vice President

*Nelida Garcia                     Senior Vice President

*Peter D. Golden                   Senior Vice President

David Kahal                        Senior Vice President

*Kevin M. Kennedy                  Senior Vice President

*Windy Lawrence                    Senior Vice President

*Timothy P. O'Hara                 Senior Vice President

*Michael Schumacher                Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Nicholas D. Huth                  Vice President and General Counsel

*Gina Jones                        Vice President and Financial Crime Officer

*John C. Taroni                    Vice President and Treasurer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Gregory Lashinsky                 Assistant Vice President - Financial
                                   Operations Principal

*Francesca Divone                  Secretary

(c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The contract files will be kept at Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the individual annuity contracts and certificates AXA Equitable offers under a group annuity contract (collectively the "contracts") may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

              AXA Equitable represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective Contracts.

              The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b)of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 9th day of July, 2014.

                               SEPARATE ACCOUNT NO. 49 OF
                               AXA EQUITABLE LIFE INSURANCE COMPANY
                                        (Registrant)

                               By:  AXA Equitable Life Insurance Company
                                        (Depositor)

                               By:  /s/ Dodie Kent
                                    -----------------------------------
                                    Dodie Kent
                                    Vice President and Associate General Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 9th day of July, 2014.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Associate
                                              General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer,
                               Director and President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Director and Chief Accounting Officer

*DIRECTORS:

Henri de Castries            Danny L. Hale   Lorie A. Slutsky
Ramon de Oliveira            Peter S. Kraus  Richard C. Vaughan
Denis Duverne                Mark Pearson
Barbara Fallon-Walsh         Bertram Scott

*By:  /s/ Dodie Kent
      -------------------------
         Dodie Kent
         Attorney-in-Fact

July 9, 2014

                                 EXHIBIT INDEX

  EXHIBIT NO.                                                       TAG VALUE
  -----------                                                       ---------

      9       Opinion and Consent of Counsel                        EX-99.9

      10(a)   Consent of PricewaterhouseCoopers LLP                 EX-99.10a

      10(b)   Powers of Attorney                                    EX-99.10b